'33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

Post-Effective Amendment No. 51                                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 52                                                [X]

                        (Check appropriate box or boxes)

                    GARTMORE VARIABLE INSURANCE TRUST
                            Gartmore  GVIT  Total  Return  Fund
                            Gartmore  GVIT  Growth  Fund
                            Gartmore  GVIT  Government  Bond  Fund
                            Gartmore  GVIT  Money  Market  Fund
                            GVIT  Small  Company  Fund
                            Strong  GVIT  Mid  Cap  Growth  Fund
                            Nationwide  GVIT  Strategic  Value  Fund
                            Federated  GVIT  Equity  Income  Fund
                            Federated  GVIT  High  Income  Bond  Fund
                            J.P.  Morgan  GVIT  Balanced  Fund
                            MAS  GVIT  Multi  Sector  Bond  Fund
                            Dreyfus  GVIT  Mid  Cap  Index  Fund
                            GVIT  Small  Cap  Value  Fund
                            Gartmore  GVIT  Worldwide  Leaders  Fund
                            GVIT  Small  Cap  Growth  Fund
                            Gartmore GVIT Global Technology and
                              Communications Fund
                            Gartmore GVIT Global Health Sciences Fund Turner GVIT Growth Focus Fund
                            Gartmore GVIT Millennium  Growth  Fund
                            Gartmore GVIT Emerging  Markets  Fund
                            Gartmore GVIT International  Growth  Fund
                            Gartmore GVIT Global  Leaders  Fund
                            Gartmore GVIT Global  Small  Companies  Fund
                            Gartmore GVIT OTC  Fund
                            Gartmore GVIT Asia  Pacific  Leaders  Fund
                            Gartmore GVIT European  Leaders  Fund
                            Gartmore GVIT U.S.  Growth  Leaders  Fund
                            Gartmore GVIT U.S.  Leaders  Fund
                            Gartmore GVIT Global  Financial  Services  Fund
                            Gartmore GVIT Global  Utilities  Fund
                            Gartmore GVIT Money  Market  Fund  II
                            Gartmore GVIT Investor Destinations Aggressive Fund Gartmore GVIT Investor Destinations Moderately
                              Aggressive Fund
                            Gartmore GVIT Investor Destinations Moderate Fund Gartmore GVIT Investor Destinations Moderately
                              Conservative Fund
                            Gartmore GVIT Investor Destinations Conservative
                              Fund
                (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

     Registrant's Telephone Number, including Area Code:     (614) 249-7111


                                           Send Copies of Communications to:
MS. ELIZABETH A. DAVIN, ESQ.               MR. DUANE LASSITER, ESQ.
ONE NATIONWIDE PLAZA, 1-35-10              STRADLEY, RONON, STEVENS AND YOUNG
LLP COLUMBUS, OHIO 43215 2600              COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)    PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)

     [ ] on ____________, 2002 pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [X] on May 1, 2002 pursuant to paragraph (a)(1)

     [ ] 75 days after filing pursuant to paragraph (a)(2)

     [ ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A includes seven prospectuses and is being filed to reflect the addition of Class III shares for each of the Gartmore GVIT Worldwide Leaders Fund, Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Total Return Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Small Company Fund, Gartmore GVIT Small Cap Value Fund, Gartmore GVIT Small Cap Growth Fund, Turner GVIT Growth Focus Fund, Federated GVIT High Income Fund, Dreyfus GVIT Mid Cap Index Fund, Strong GVIT Mid Cap Growth Fund and MAS GVIT Multi Sector Bond Fund, and Class II and Class III shares for the Dreyfus GVIT Mid Cap Index Fund. The filing also includes the Combined Statement of Additional Information for the Gartmore Variable Insurance Trust.

This Amendment is also being filed to update the sub-advisors for the Gartmore GVIT Small Cap Growth Fund and to make revisions to the Subadviser and investment strategies and policies of the Federated GVIT Equity Income Fund (to be renamed Comstock GVIT Value Fund).

[PICTURE OMITTED]

LEADERSHIP SERIES

Gartmore GVIT U.S. Growth Leaders Fund
Gartmore GVIT Nationwide Leaders Fund
Gartmore GVIT Worldwide Leaders Fund (formerly "Nationwide Global 50 Fund")




Gartmore Funds                                             www.gartmorefunds.com


PROSPECTUS
MAY 1, 2002




                                [GRAPHIC OMITTED]




Look BEYOND(SM).


                              As with all mutual funds, the Securities and
                              Exchange Commission has not approved or
                              disapproved these Funds' shares or determined
GARTMORE                      whether this prospectus is complete or accurate.
--------                      To state otherwise is a crime.
GLOBAL INVESTMENTS            www.gartmorefunds.com

TABLE  OF  CONTENTS
================================================================================



FUND  SUMMARIES

GARTMORE GVIT NATIONWIDE LEADERS FUND. . . . . . . . . . . . . . . .           3
(formerly Gartmore GVIT U.S. Leaders Fund)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

GARTMORE GVIT U.S. GROWTH LEADERS FUND . . . . . . . . . . . . . . .           5
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

GARTMORE GVIT WORLDWIDE LEADERS FUND . . . . . . . . . . . . . . . .           8
(formerly Nationwide Global 50 Fund)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . .          11
Principal Investments and Techniques
Principal Risks
Temporary Defensive Positions

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13
Investment Adviser
Subadviser
Portfolio Managers

BUYING AND SELLING FUND SHARES . . . . . . . . . . . . . . . . . . .          16
Who Can Buy Shares of the Funds
Purchase Price
Selling Shares
Restrictions on Sales

DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . . . . . . . . . .          18
Dividends and Distributions
Tax Status

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . .          19

ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . .  BACK COVER

FUND SUMMARIES
================================================================================



This prospectus provides information about three funds of Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust): Gartmore GVIT Nationwide Leaders Fund (formerly Gartmore GVIT U.S. Leaders Fund), Gartmore GVIT U.S. Growth Leaders Fund and Gartmore GVIT Worldwide Leaders Fund (individually, a Fund and collectively, the Funds). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds", beginning on page 11. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity con-tracts and/or variable life insurance policies.

The Fund Summaries contain discussions of the principal risks of investing in the Funds. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about some of the investments available under your variable annuity contract or variable life insurance policy (each a "variable insurance contract"). You'll find details about how your variable insurance contract works in the accompanying prospectus.

Each Fund has three different share classes-Class I, Class II and Class III. The Gartmore GVIT Worldwide Leaders Fund has only Class I and Class III shares. The share classes have different expenses and are available for purchase through different variable insurance contracts. This prospectus provides information with respect to all three classes of the Funds.

For more information about who may purchase the different share classes, see, "Buying and Selling Fund Shares" on page 16.

FUND SUMMARIES - GARTMORE GVIT NATIONWIDE LEADERS FUND
================================================================================


OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks a high total return from a concentrated portfolio of U.S. securities.

To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities of U.S. Leaders, primarily in common stocks and convertible securities. The Fund's portfolio manager generally intends to be fully invested in these securities. The Fund's portfolio manager seeks companies which generally meet one of the following character traits:

-    above  average  revenue  growth,
-    consistent  earnings  growth,
-    above  average  earnings  growth,  or
-    attractive  valuation.

The Fund typically focuses its investments in a core group of 20 to 30 common stocks of larger capitalization companies. Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The Fund will primarily invest in common stocks of companies whose market capitalization at the time of investment is similar to the market capitalizations of companies in the S&P 500 Stock Index.

It usually will sell portfolio securities if:

-    The  outlook  of  a  company's  earnings  growth  becomes  less attractive.
-    More  favorable  opportunities  are  identified.
-    There  is  a  significant  increase  in  share  price.

TOTAL  RETURN
Generally, total return means a combination of income and capital appreciation. In other words, the Fund looks for stocks and other securities that may pay dividends and other income, instead of relying solely on the security's prospects for increasing in value.

U.S.  LEADERS
A U.S. Leader is defined as a U.S. company with a strong franchise capable of taking advantage of its positioning in the market-place. The rationale for investing in U.S. Leaders arises from the expectation that these companies will dominate their respective industries due to their reputation of having quality management and superior products and services. A company is considered to be a U.S. company if it is organized under the laws of the U.S., has a principal place of business in the U.S. or its stock is traded primarily in the U.S.

WHAT IS MARKET CAPITALIZATION? Market capitalization is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio managers' ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

NONDIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return. Since this Fund normally uses a core portfolio of approximately 20 to 30 stocks, this risk may be increased. For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 11.

FUND SUMMARIES - GARTMORE GVIT NATIONWIDE LEADERS FUND PERFORMANCE
================================================================================



No performance information is provided because the Fund began operations on or about December 31, 2001.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                      CLASS I   CLASS II   CLASS III
                                      -------   --------   ---------
Shareholder Fees (1)
   (paid directly from your investment)
   Short-Term Trading Fee
   (as a percentage of amount
   redeemed)(2)                         None       None      1.00%
Annual Fund Operating Expenses
   (deducted from Fund assets)
   Management Fees(3)                  0.90%      0.90%      0.90%
   Distribution and/or Service
   (12b-1) Fees                         None      0.25%       None
   Other Expenses (4)                  0.61%      0.61%      0.61%
------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                     1.51%      1.76%      1.51%
Amount of Fee Waiver/
   Expense Reimbursement               0.26%      0.26%      0.26%
------------------------------------------------------------------
NET EXPENSES AFTER WAIVERS (5)         1.25%      1.50%      1.25%

---------------
(1) Sales charges and other expenses will be imposed by variable insurance contracts when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts.
(2) A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
(3) The Fund commenced operations on or about December 31, 2001. As a result, the management fee represents the fee which is payable to Gartmore Mutual Fund Capital Trust (GMF), the Fund's investment adviser, under its contract with the Fund.
(4) As a new fund, these are estimates for the current fiscal year ending December 31, 2002. These estimates do not take into account the expense limitation agreement between GMF and the Fund.
(5) GMF and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 1.10% for each Class through April 30, 2003. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years of the Fund's operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR 3   YEARS
               ---------  ------
Class I        $     127  $  452
Class II       $     153  $  529
Class III (1)  $     127  $  452

---------------
(1) The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

FUND SUMMARIES - GARTMORE GVIT U.S. GROWTH LEADERS FUND
================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term growth.

To achieve its objective, under normal conditions the Fund invests at least 80% of its net assets in equity securities of U.S. Growth Leaders. The portfolio managers generally intend to be fully invested in these securities. The Fund's portfolio managers look for companies whose earnings are expected to grow faster than other companies in the market. The Fund typically focuses its investments in a core group of 20 to 30 common stocks of larger capitalization companies.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The Fund will primarily invest in common stocks of companies whose market capitalization at the time of investment is similar to the market capitalizations of companies in the S&P 500 Index.

The Fund's portfolio mananger usually will sell portfolio securities if:

-    The outlook of a company's earnings growth becomes less attractive.
-    More favorable opportunities are identified.
-    The price of the security is overvalued.

The Fund will invest at least 25% of its assets in a group of companies in software and related technology industries.

The portfolio managers may manage this Fund so that it has a portfolio turnover rate of 300% or more.

The Fund may also invest in debt securities, indexed/structured securities, high yield/high-risk bonds, options, futures, swaps and other types of derivatives for hedging purposes or non-hedging purposes such as seeking to enhance return. The Fund may also engage in short selling. See the Statement of Additional Information (SAI) for a discussion of these securities.

U.S.  GROWTH  LEADERS
A U.S. Growth Leader is defined as a U.S. company with a strong and improving franchise that is well positioned to take advantage of growth opportunities. The rationale for investing in U.S. Growth Leaders arises from the expectation that these companies, which will demonstrate high growth potential, will dominate their respective industries due to their reputation of having quality management and superior products and services. A company is considered to be a U.S. company if it is organized under the laws of the U.S., has a principal place of business in the U.S. or its stock is traded primarily in the U.S.

WHAT IS MARKET CAPITALIZATION?
Market capitalization is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio managers' ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

DERIVATIVES RISK. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Counterparties to over-the-counter derivative contracts present the same types of default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

FUND SUMMARIES - GARTMORE GVIT U.S. GROWTH LEADERS FUND
================================================================================



NONDIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return. Since this Fund normally uses a core portfolio of approximately 20 to 30 stocks, this risk may be increased.

CONCENTRATION RISK. The Fund will invest 25% or more of its assets in companies in at least one of the industries listed above. This ability to invest in a more concentrated range of securities than other mutual funds increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad based market indices and other more diversified mutual funds due to the market movement of the particular industry or concentration. In addition to these general risk factors, the Fund may be especially susceptible to factors affecting software and other technology-related industries.

PORTFOLIO TURNOVER RISK. The portfolio managers may engage in active and frequent trading of securities if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund, and increase volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 11.

PERFORMANCE

No performance information is provided because the Fund began operations on or about December 31, 2001.

                                 CLASS I   CLASS II   CLASS III
                                 --------  ---------  ----------
Shareholder Fees(1)
  (paid directly from your
  investment)
  Short-Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                    None       None        1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees(3)                0.90%      0.90%       0.90%
  Distribution and/or
   Service (12b-1) Fees             None       0.25%       None
  Other Expenses (4)                0.61%      0.61%       0.61%
----------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                  1.51%      1.76%       1.51%
Amount of Fee Waiver/
  Expense Reimbursement             0.11%      0.11%       0.11%
----------------------------------------------------------------
NET EXPENSES AFTER WAIVERS(5)       1.40%      1.65%       1.40%

---------------
(1) Sales charges and other expenses will be imposed by variable increase contracts when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts.
(2) A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
(3) The Fund commenced operations on or about December 31, 2001. As a result, the management fee represents the fee which is payable to GMF, the Fund's investment adviser, under its contract with the Fund. In addition, the management fee given above is a base fee and may be higher or lower depending upon the Fund's performance relative to its benchmark, the S&P 500 Index. For more information concerning this Fund see the section entitled "Management" on page 13.
(4) As a new fund, these are estimates for the current fiscal year ending December 31, 2002. These estimates do not take into account the expense limitation agreement between GMF and the Fund.
(5) GMF and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees) from exceeding 1.25% for Class I shares, 1.50% for Class II shares and 1.25% for Class III shares through April 30, 2003. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years of the Fund's operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR   3 YEARS
               -------  --------
Class I        $   143  $    466
Class II       $   168  $    543
Class III (1)  $   143  $    466

---------------
(1) The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee wil be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

FUND SUMMARIES - GARTMORE GVIT WORLDWIDE LEADERS FUND
                 (FORMERLY NATIONWIDE GLOBAL 50 FUND)
================================================================================



OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks long term capital growth.

Gartmore Global Asset Management Trust (GGAMT), the Fund's investment adviser, has chosen Gartmore Global Partners (GGP) as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, under normal conditions the Fund invests at least 80% of its net assets in equity securities of companies throughout the world, including the U.S. Some of the companies will be multi-national companies operating throughout the world, while others will be located in, and tied economically primarily to, one country. Under normal conditions, the Fund will be invested in at least three different countries.

GGP chooses equity securities of companies that it considers to be "leaders." Specifically, through its research process, GGP looks to evaluate which industries offer the most attractive growth rates and which companies have earnings growth potential greater than that expected by the stock markets in which the Fund's securities are traded.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund will typically invest in securities issued by approximately 30 companies.

GGP primarily invests in equity securities, which may include common stocks, preferred stocks, equity interests in investment funds or trusts, convertible securities, warrants, real estate investment trust securities and depositary receipts for any of the foregoing.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities. See the SAI for a discussion of these securities.

GGP is a growth stock adviser and its investment philosophy rests on two fundamental principles:

- Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes offer earnings growth that exceeds market expectations; and
- GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

GGP may manage this Fund so that it has a portfolio turnover rate of 300% or more.

A "worldwide leader" is a company located anywhere in the world that, based on GGP's assessment, is well positioned to take advantage of growth opportunities in its industry. The "worldwide leaders," in which the Fund will invest, will include equity securities of companies that GGP both believes offer long-term, strategic growth opportunities because of their strong competitive advantage within key growth segments and those of companies that GGP believes offer short-term tactical opportunities based on current circumstances. GGP will vary the combination of securities chosen for the Fund based on market conditions and the opportunities available.

PRINCIPAL  RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since such countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or have a broader investment style.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return. Since this Fund normally uses a core portfolio of approximately 30 stocks, this risk may be increased.

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of securities if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increased volatility of the Fund. For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 11.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURNS-CLASS I SHARES (1):

[GRAPH OMITTED]

1998                                19.1%
1999                                22.9%
2000                               -12.3%

Best  quarter:   ___% 4th Qtr. of 1998
Worst  quarter:  ___% 3rd Qtr. of 1998

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001(2):

                                        ONE       SINCE
                                       YEAR   INCEPTION (3)
                                       -----  -------------
Class I shares(1)                      ____%          ____%
Class II shares(4)                     ____%          ____%
Class III shares (4)                   ____%          ____%
Morgan Stanley Capital International
  (MSCI) World Index (5)               ____%          ____%

---------------
(1) The existing shares of the Funds were designated Class I shares as of May 1, 2001.
(2) Until May 1, 2000, the Fund was managed as a global equity fund, and up until that date, this performance represents this more diversified strategy.
(3)  The Fund commenced operations on October 31, 1997.
(4) These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class II or Class III shares. These returns have been restated to reflect the additional fees applicable to Class II shares. These returns do not reflect the short-term trading fees applicable to Class III shares. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __ for more information.
(5) The Morgan Stanley Capital International (MSCI) World Index-an unmanaged index of companies whose securities are listed on the stock exchanges of the U.S., Europe, Canada, Australia, and the Far East-gives a broad look at how the stock prices of these companies have performed. Unlike mutual funds, the MSCI World Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.

FUND SUMMARIES - GARTMORE GVIT WORLDWIDE LEADERS FUND
                 (FORMERLY NATIONWIDE GLOBAL 50 FUND)
================================================================================



FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.

                                        CLASS I   CLASS II   CLASS III
                                        --------  ---------  ----------
Shareholder Fees (1)
  (paid directly from your investment)
   Short-Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                            None       None       1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                          1.00%      1.00%       1.00%
Distribution and/or
   (12b-1) Fees                             None      ____%        None
   Other Expenses (3)                      ____%      0.25%       ____%
-----------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING EXPENSES                      ____%      ____%       ____%

---------------
(1) Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
(2) A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
(3) "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.


EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

               1 YEAR   3 YEARS   5 YEARS   10 YEARS
               -------  --------  --------  ---------

Class I        $        $         $         $
               -------  --------  --------  ---------
Class II       $        $         $         $
               -------  --------  --------  ---------
Class III (1)  $        $         $         $
               -------  --------  --------  ---------

---------------
(1) The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

MORE  ABOUT  THE  FUNDS
================================================================================



PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following additional principal investments and techniques to increase returns, protect assets or diversify investments.

The SAI contains additional information about the Funds, including the Funds' other investment techniques. For information on how to obtain a copy of the SAI, see the back cover.

PREFERRED STOCK (U.S. GROWTH LEADERS AND WORLDWIDE LEADERS). Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES (ALL FUNDS). Convertible securities-also known as convertibles-include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, how-ever, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WARRANTS (WORLDWIDE LEADERS). A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

SHORT SALES (U.S. GROWTH LEADERS). In selling a stock which the Fund does not own (a short sale), the Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. A Fund must also pay the lender any interest accrued during the period of the loan.

DERIVATIVES (U.S. GROWTH LEADERS). A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

DEPOSITARY RECEIPTS (WORLDWIDE LEADERS). A Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs) (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs, and other types of depositary receipts are

MORE  ABOUT  THE  FUNDS
================================================================================



typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

REITS. (WORLDWIDE LEADERS) The Fund may invest in real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs. REITS involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible decline in the value of real estate, possible lack of availability of mortgage funds, and extended vacancies of properties. Mortgage REITs are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, home-owners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated.

PRINCIPAL RISKS

FOREIGN RISK (WORLDWIDE LEADERS). Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chances that a Fund will lose money.

- COUNTRY-General securities market movements in any country in which the Funds have investments, are likely to affect the value of the Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.
- FOREIGN MARKETS-The Funds are subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for the Funds to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. These factors can reduce the amount the Funds can earn on their investments.
- GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNT STANDARDS-Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio managers to completely and accurately determine a company's financial condition.
- CURRENCY-Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, a Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

TEMPORARY  DEFENSIVE  POSITIONS

In response to economic, political or unusual market conditions, each Fund may hold up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

MANAGEMENT
================================================================================


INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of each Funds' assets and supervises the daily business affairs of each of the Funds. GMF was organized in 1999, and advises mutual funds. As of November 30, 2001, GMF and its affiliates had approximately $26.3 billion in assets under management, of which $14 billion was managed by GMF.

The GARTMORE GVIT NATIONWIDE LEADERS FUND pays GMF a management fee, which is based on the Fund's average daily net assets as set forth below. The management fee is based upon Fund's average daily net assets and includes breakpoints so fees decrease as assets increase:

ASSETS                         FEE
-----------------------       -----
Up to $500 million            0.90%
500 million-$2 billion        0.80%
2 billion +                   0.75%

The GARTMORE GVIT U.S. GROWTH LEADERS FUND pays GMF a base management fee which may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the S&P 500 Index. Thus, if the Fund outperforms its benchmark by 12% or more over a 36 month period, the Fund will pay the maximum management fees listed below. Conversely, if the Fund under performs its benchmark by 12% or more over a 36 month period, the Fund will pay the minimum management fees listed below. No adjustment will take place if the under or over performance is less than 12% and GMF will receive the applicable base fee (the applicable base fee is calculated according to the breakpoint structure listed below). The fee adjustment described above will be phased in over a 24 month period beginning after the first year of operations. The SAI contains more detailed information about any possible performance based adjustments. The management fee payable is based on the Fund's average daily net assets and includes breakpoints so fees decrease as assets increase:

                                MIN   BASE    MAX
ASSETS                          FEE    FEE    FEE
-----------------------        -----  -----  -----

0-$500 million                0.68%  0.90%  1.12%
500 million-$2 billion        0.62%  0.80%  0.98%
2 billion +                   0.59%  0.75%  0.91%

THE GARTMORE GVIT WORLDWIDE LEADERS FUND pays GMF a management fee, which is based on the Fund's average daily net assets. The total maximum fee paid by the Fund for the fiscal year ended December 31, 2001-expressed as a percentage of the Fund's average daily net assets-was 1.00%.*

---------------
* Effective May 1, 2001, the contractual management fees for the Gartmore GVIT Worldwide Leaders Fund were changed to 1.00% on assets up to $50 million and 0.95% on assets of $50 million and more.

PORTFOLIO MANAGERS-GARTMORE GVIT U.S. GROWTH LEADERS FUND

Christopher Baggini and Aaron Harris are the co-portfolio managers of the Fund. As co-portfolio managers, they are responsible for the day-to-day management of the Fund and the selection of the Fund's investments.

Mr. Baggini joined GMF in March 2000. Prior to joining GMF, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors.

Mr. Harris joined GMF in April 2000. Prior to joining GMF, Mr. Harris was a portfolio manager managing portions of several portfolios for Nicholas-Applegate Capital Management.

PORTFOLIO MANAGER-GARTMORE GVIT NATIONWIDE LEADERS FUND

Charles Bath is the portfolio manager of the Fund. As portfolio manager, Mr. Bath is responsible for the day-to-day management of the Fund and the selection of the Fund's investments.

Mr. Bath has been with GMF or its predecessors since 1985. He has managed or co-managed the Gartmore Total Return Fund since 1985, currently co-manages the Gartmore GVIT Total Return Fund, and also previously managed the Gartmore GVIT Growth Fund (1992 to 2000).

MULTI-MANAGEMENT STRUCTURE

GMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows GMF to hire, replace or terminate subadvisers unaffiliated with GMF without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with an unaffiliated subadviser with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility.

GMF provides the following oversight and evaluation services to the Funds:

-    performing initial due diligence on prospective subadvisers for the Funds
- monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations

MANAGEMENT
================================================================================



-    communicating performance expectations and evaluations to the subadvisers
- ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated.

GMF does not expect to recommend frequent changes of subadvisers. GMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

SUBADVISER

Gartmore Global Partners (GGP), 1200 River Road, Conshohocken, Pennsylvania 19428 is the subadviser to the Gartmore GVIT Worldwide Leaders Fund. Subject to the supervision of GMF and the Trustees, GGP will manage the Fund's assets in accordance with the Fund's investment objective and strategies. GGP makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and as of November 30, 2001, GGP manages approximately $1.1 billion in assets.

Out of its management fee, GMF paid an annual subadvisory fee for the fiscal year ended December 31, 2001, based on the Fund's aver-age daily net assets of ___%

Prior to January 2, 2002, the Gartmore GVIT Worldwide Leaders Fund was managed by J.P. Morgan Investment Management.

PORTFOLIO MANAGER - GARTMORE GVIT WORLDWIDE LEADERS FUND

Neil Rogan is the leader of the portfolio management team responsible for the day-to-day management of the Gartmore GVIT Worldwide Leaders Fund. He also manages the Gartmore Worldwide Leaders Fund and the Gartmore Global Focus Fund. Mr. Rogan joined Gartmore Investment Management plc, an affiliate of GGP, as head of Asia Pacific Equities in September 1997. In December 1999, he was appointed head of International Equities with responsibility for the Asia Pacific, Emerging Markets, Japanese, US and Global Equities management teams. In Januray 2001 Mr. Rogan undertook responsibility for the Global Equity Team. Prior to joining Gartmore, Mr. Rogan worked for Touche Remnant, where he specialized in Pacific & Emerging Markets (1982-1985), Flemings in London, where he was appointed head of the Pacific Region Portfolios Group in 1989 (1985-1992) and Jardine Fleming Investment Management in Hong Kong, where he served as a director and senior fund manager (1992-1997). Mr. Rogan is also an associate member of the UK Society of Investment Professionals.

BUYING AND SELLING FUND SHARES WHO CAN BUY SHARES OF THE FUNDS
================================================================================



WHO CAN BUY SHARES OF THE FUNDS

Class I and Class III shares of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its wholly-owned subsidiary, Nationwide Life and Annuity Insurance Company (collectively, Nationwide), to fund benefits payable under variable insurance contracts (collectively, variable insurance contracts). Class III shares may be subject to a short-term trading fee as described below. Class II shares of the Funds may be sold to other insurance companies and to certain Nationwide separate accounts if Nationwide or its affiliates provide additional services necessary for it to receive 12b-1 fees. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact your insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your variable insurance contract.

Each Fund sells Class I and Class III shares to separate accounts of Nationwide and sells Class II shares to separate accounts of other unaffiliated insurance companies and of Nationwide in limited circumstances. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various insurance companies to fund benefits of these variable insurance con-tracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Securities, Inc. (formerly Nationwide Advisory Services, Inc.). It is anticipated that Gartmore Distribution Services, Inc. will become the Fund's distributor after _____, 2002.

PURCHASE PRICE

The purchase price of each share of a Fund is its "net asset value" (NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares. Generally, the NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of reg-ular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Funds  do  not  calculate  NAV  on  the  following  days:
-    New Year's Day
-    Martin Luther King, Jr. Day
-    Presidents' Day
-    Good Friday
-    Memorial Day
-    Independence Day
-    Labor Day
-    Thanksgiving Day
-    Christmas Day
-    Other days when the New York Stock Exchange is not open.

Each  Fund  reserves  the  right  not  to  determine  its  NAV  when:

-    It  has  not  received  any  orders  to  purchase,  sell or exchange shares
-    Changes in the value of the Fund's portfolio do not affect its NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust, as the Funds' administrator, or its agent, determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of a Fund's investments may change on days when shares cannot be purchased or redeemed.

BUYING AND SELLING FUND SHARES
================================================================================


SELLING SHARES

You can sell-also known as redeeming-at any time, subject to certain restrictions described below. The redemption price will be the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists as determined by the Securities and Exchange Commission.

A Fund may delay or refuse any exchange, transfer, or redemption request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

SHORT-TERM TRADING FEES

Short-term trading may be defined as frequent, short-term exchange activity for the purpose of profiting from day to day fluctuations in a Fund's share price. This activity increases portfolio management expenses and disrupts portfolio management strategies. This, in turn, increases the probability that portfolio performance will be negatively impacted for all variable insurance contract owners indirectly investing in a Fund.

For these reasons, the Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner. A separate account that redeems Class III shares on behalf of a variable insurance contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the variable insurance contract owner for 60 days or less. For this purpose, if Class III shares were purchased on separate days, the Class III shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class III shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the affected Fund when a short-term redemption within the variable insurance contract occurs (i.e. the affected Fund is held 60 days or less) by the insurance company on behalf of the Fund, and they are intended to discourage variable insurance contract owners from short-term trading of Class III shares. They are designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading.

This fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These redemptions within a variable insurance contract include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

1. Scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging
2. Variable insurance contract withdrawals or loans, including required minimum distributions
3. Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION  PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate its distributor for the Funds for expenses associated with distributing and selling Class II shares of the Fund and providing shareholder services. Under that Distribution Plan, a Fund that has Class II shares pays its distributor from its Class II shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your innvestment over time and may cost you more than paying other types of sales changes.

DISTRIBUTIONS AND TAXES
================================================================================



DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

FINANCIAL  HIGHLIGHTS
================================================================================



The financial highlights table is intended to help you understand a Fund's financial performance for the period of a Fund's operation. Certain information reflects financial results for a single Fund share. The total return in the tables represents the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statement, is included in the annual report, which is available upon request.


                                                                  GARTMORE GVIT WORLDWIDE LEADERS FUND
                                                                  (FORMERLY NATIONWIDE GLOBAL 50 FUND)

                                                                                  CLASS I
                                                                                  -------

                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                   2001(A)           2000            1999            1998          1997(B)
                                                --------------  --------------  --------------  --------------  --------------
NET ASSETS VALUE - BEGINNING OF PERIOD                          $       13.89   $       11.75   $       10.10   $       10.00
                                                --------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                           0.13            0.07            0.11            0.02
  Net realized/unrealized gains (losses) from
   investments and foreign currencies                                   (1.81)           2.60            1.81            0.10
                                                --------------  --------------  --------------  --------------  --------------
     Total investment activities                                        (1.68)           2.67            1.92            0.12
                                                --------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                                                 (0.11)          (0.04)          (0.07)          (0.02)
  In excess of net investment income .                                      -           (0.01)          (0.12)             .-
  Net realized gains                                                    (0.11)          (0.48)          (0.08)             .-
  In excess of net realized gains .                                     (0.33)             .-              .-              .-
  Tax return of capital                                                 (0.01)             .-               -              .-
                                                --------------  --------------  --------------  --------------  --------------
     Total distributions                                                (0.56)          (0.53)          (0.27)          (0.02)
                                                --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net asset value                            (2.24)           2.14            1.65            0.10
                                                --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE-END OF PERIOD                                   $       11.65   $       13.89   $       11.75   $       10.10
                                                ==============  ==============  ==============  ==============  ==============
Total Return                                                          (12.32)%          22.92%          19.14%        1.18%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                            $      81,359   $      60,840   $      21,527   $       5,566
  Ratio of expenses to average net assets                                1.20%           1.20%           1.20%        1.20%(d)
  Ratio of net investment income to average
  net assets                                                             1.01%           0.31%           0.66%        1.00%(d)
  Ratio of expenses to average net assets*                               1.42%           1.54%           1.46%        2.84%(d)
  Portfolio turnover rate                                              184.98%          79.22%          59.01%           9.32%

---------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I Shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not annualized.
(d)  Annualized.

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




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




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
INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)

-    Annual Report

-    Semi-Annual Report

To obtain a document free of charge, contact us at the address or number listed below.

FOR ADDITIONAL INFORMATION, PLEASE CONTACT YOUR VARIABLE INSURANCE PROVIDER.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:


IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA
THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213



GARTMORE FUNDS

Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205


WWW.GARTMOREFUNDS.COM                                             FND-4930 1/02

[PICTURE OMITTED]

INTERNATIONAL  SERIES

Gartmore GVIT Emerging Markets Fund
Gartmore GVIT International Growth Fund




Gartmore Funds                                             www.gartmorefunds.com


PROSPECTUS
MAY 1, 2002




                                [GRAPHIC OMITTED]




Look BEYOND(SM).


                              As with all mutual funds, the Securities and
                              Exchange Commission has not approved or
                              disapproved these Funds' shares or determined
GARTMORE                      whether this prospectus is complete or accurate.
--------                      To state otherwise is a crime.
GLOBAL INVESTMENTS            www.gartmorefunds.com

TABLE OF CONTENTS
================================================================================



FUND SUMMARIES

GARTMORE GVIT EMERGING MARKETS FUND. . . . . . . . . . . . . . . . . . . . .   3
(formerly Gartmore NSAT Emerging Markets Fund)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

GARTMORE GVIT INTERNATIONAL GROWTH FUND. . . . . . . . . . . . . . . . . . .   5
(formerly Gartmore NSAT International Growth Fund)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
Principal Investments and Techniques
Principal Risks
Temporary Defensive Positions
MANAGEMENT9

Investment Adviser
Subadviser
Portfolio Management Teams

BUYING AND SELLING FUND SHARES . . . . . . . . . . . . . . . . . . . . . . .  10
Who Can Buy Shares of the Funds
Purchase Price
Selling Shares
Restrictions on Sales

DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . .  12
Dividends and Distributions

Tax Status
FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

ADDITIONAL INFORMATION BACK COVER. . . . . . . . . . . . . . . . . .  Back Cover

FUND SUMMARIES
================================================================================



This prospectus provides information about two funds (the Funds) offered by Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 7. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy (each a "variable insurance contract"). You will find details about how your variable insurance contract works in the accompanying prospectus.

Each Fund offers three classes of shares, Class I, Class II and Class III shares. This prospectus provides information with respect to all three classes. The share classes have different expenses and are available for purchase through different variable insurance contracts. For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page 10 for more information.

FUND SUMMARIES-GARTMORE GVIT EMERGING MARKETS FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Gartmore Global Asset Management Trust (GGAMT), the Fund's investment adviser, has chosen Gartmore Global Partners (GGP), as subadviser, to manage the Fund's portfolio on a day-to-day basis. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are located in emerging markets or developing countries or that derive a significant portion of their earnings or revenues from emerging market countries. GGP selects regions or countries and companies it believes have the potential to deliver unexpected earnings growth.

GGP looks for emerging markets that it believes will have strong economic growth, and tries to avoid emerging markets that it believes might be politically or economically unstable.

The Fund invests primarily in common stocks, preferred stocks, convertible securities, equity interests in foreign investment funds or trusts, and depositary receipts. The Fund may utilize derivatives, primarily futures, in order to manage short-term investments from certain contract holders and are designed to protect the Fund from market timing activity by reducing portfolio transaction costs.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities. See the Statement of Additional Information ("SAI") for a discussion of these securities. GGP is a growth stock adviser and its investment philosophy rests on two fundamental principles:

- Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes will offer earnings growth that exceeds market expectations.
- GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

EMERGING MARKETS Emerging market countries are countries that

- Have been defined as emerging market countries by the International Finance Corporation,
-    Have  a  low-to-middle  income  economy  according  to  the  World Bank, or
-    Are  listed  as  developing  countries  in  World  Bank  publications.

There are over 25 countries that currently qualify as emerging market countries, including Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Ecuador, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

EMERGING MARKETS RISK. The Fund invests primarily in equity securities of companies in emerging market countries, including securities denominated in foreign currencies. Those investments involve special risks and are generally riskier than domestic investments and other kinds of foreign investments, particularly because emerging market countries may be less stable from a political and economic standpoint than other countries. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. It may also be more difficult to buy and sell securities in emerging market countries. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, the securities in which the Fund invests are subject to significant changes in value due to exchange rate fluctuations.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

FUND SUMMARIES-GARTMORE GVIT EMERGING MARKETS FUND
================================================================================



RISK OF HOLDING A SMALLER NUMBER OF SECURITIES. The Fund generally holds 80 to 100 stocks (other equity funds typically hold more securities than the Fund). Because of this greater concentration, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.

DERIVATIVES RISK. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Counterparties to over-the-counter derivatives contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

For more detailed information about the Fund's investments and risks, see "More
About the Funds" beginning on page   .


PERFORMANCE

The following bar chart and table present the performance of the Fund. The bar chart shows the Fund's annual total return. The annual return shown in the bar does not include charges that will be imposed by variable annuity contracts or variable life insurance policies. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURN-CLASS I SHARES (2):

   [GRAPH OMITTED]

2001                %
                ----

Best quarter:   ____%  qtr. of 200_
Worst quarter:  ____%  qtr. of 200_


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001:

                                       ONE          SINCE
                                      YEAR  INCEPTION (2)
                               -----------  -------------
Class I shares (1)                   ____%          ____%
Class II shares (3)                  ____%          ____%
Class III shares (3)                 ____%          ____%
Russell 2000 Growth Index (4)        ____%          ____%

---------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2    The Fund commenced operations on August 30, 2000.
3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class II or Class III shares. These returns have been restated to reflect the additional fees applicable to Class II shares. These returns do not reflect the short-term trading fees applicable to Class III shares. See "Buying and Selling Fund Shares-Short-Term Trading Fees" on page __ for more information.
4 The S&P/IFC Investable Index aims to represent the performance of the stocks in emerging stock markets that are available to foreign institutional investors. These returns do not include the effect of expenses. If expenses were deducted, the actual returns of this index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                         CLASS I   CLASS II   CLASS III
                                        --------  ---------  ----------
Shareholder Fees (1)
  (paid directly from your investment)
  Short Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                           None       None        1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                          1.15%       .15%       1.15%
  Distribution and/or 12b-1 Fees           None       0.25%       None
  Other Expenses (3)                       ____%      ____%       ____%
------------------------------------------------------------------------
TOTAL ANNUAL FUND
  OPERATING EXPENSES (4)                       %          %           %

---------------
1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
3 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.
4 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees and administrative services fees) from exceeding 1.75% for Class I and Class III shares and 2.00% for Class II shares. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or


                                                                               4

     for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years of the Fund's operations.


EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                   -------  --------  -------  --------
Class I                            $        $         $        $
Class II                           $        $         $        $
Class III (1)                      $        $         $        $
                                   -------  --------  -------  --------

_______________
1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

FUND SUMMARIES-GARTMORE GVIT INTERNATIONAL GROWTH FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

GGAMT, the Fund's investment adviser, has chosen GGP, as subadviser, to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests in equity securities of established companies that are tied economically to a number of countries throughout the world, other than the United States. GGP selects regions or countries, and companies it believes have the potential for unexpected growth.

The Fund primarily invests in equity securities which may include common stocks, preferred stocks, equity interests in foreign investment funds or trusts, convertible securities, real estate investment trust securities and depositary receipts. The Fund may utilize derivatives, primarily futures, in order to manage short-term investments from certain contract holders and are designed to protect the Fund from market timing activity by reducing portfolio transaction costs.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities. See the SAI for a discussion of these securities.

GGP is a growth stock adviser and its investment philosophy rests on two fundamental principles:

- Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes will offer earnings growth that exceeds market expectations.
- GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since such countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

DERIVATIVES RISK. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways.
Counterparties to over-the-counter derivatives contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets.
Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 7.

PERFORMANCE

The following bar chart and table present the performance of the Fund. The bar chart shows the Fund's annual total return. The annual return shown in the bar does not include charges that will be imposed by variable annuity contracts or variable life insurance policies. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURN-CLASS I SHARES (2):

   [GRAPH OMITTED]

2001                %
                ----

Best quarter:   ____%  qtr. of 200_
Worst quarter:  ____%  qtr. of 200_


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001:

                                       ONE          SINCE
                                      YEAR  INCEPTION (2)
                               -----------  -------------
Class I shares (1)                   ____%          ____%
Class II shares (3)                  ____%          ____%
Class III shares (3)                 ____%          ____%
[Index] (4)                          ____%          ____%

---------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2    The Fund commenced operations on August 30, 2000.
3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class II or Class III shares. These returns have been restated to reflect the additional fees applicable to Class II shares. These returns do not reflect the short-term trading fees applicable to Class III shares. See "Buying and Selling Fund Shares-Short-Term Trading Fees" on page __ for more information.
4 [Index]. The S&P/IFC Investable Index aims to represent the performance of the stocks in emerging stock markets that are available to foreign institutional investors. These returns do not include the effect of expenses. If expenses were deducted, the actual returns of this index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY
PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                        CLASS I   CLASS II   CLASS III
                                        --------  ---------  ----------
Shareholder Fees 1
  (paid directly from your investment)
  Short Term Trading Fees
    (as a percentage of amount
    redeemed or exchanged)(2)              None       None        1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                          1.00%      1.00%       1.00%
  Distribution and/or 12b-1 Fees           None       0.25%       None

  Other Expenses  (3)                      ____%      ____%       ____%
-----------------------------------------------------------------------
TOTAL ANNUAL FUND
  OPERATING EXPENSES (4)                   ____%      ____%       ____%
_______________

1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
3 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.
4 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees) from exceeding 1.60% for Class I and Class III shares and 1.85% for Class II shares. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years of the Fund's operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and the Fund's operating expenses will not change . Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                   -------  --------  -------  --------
Class I                            $        $         $        $
Class II                           $        $         $        $
Class III (1)                      $        $         $        $


_______________
1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

MORE ABOUT THE FUNDS
================================================================================



PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following principal investments and techniques to increase returns, protect assets or diversify investments. The SAI contains additional information about the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

PREFERRED STOCK. (BOTH FUNDS) Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES. (BOTH FUNDS) Convertible securities-also known as convertibles-include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock with in a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, how ever, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," better paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar nonconvertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

DERIVATIVES. (BOTH FUNDS) A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, a stock option is a derivative because its value changes in relation to the performance of the underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

REITS. (INTERNATIONAL GROWTH) Real estate investment trusts (REITs) are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.

REITs involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible declines in the value of real estate, possible lack of availability of mortgage funds, and extended vacancies of properties.

DEPOSITARY RECEIPTS. (BOTH FUNDS) A Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs) (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company, and evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

PRINCIPAL RISKS

FOREIGN RISK. (BOTH FUNDS) Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chances that a Fund will lose money.

- COUNTRY-General securities market movements in any country in which a Fund has investments, are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.
- FOREIGN MARKETS-A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. These factors can reduce the amount the Fund can earn on its investments.
- GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS-Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.
- CURRENCY-A significant portion of a Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each Fund may hold up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

MANAGEMENT
================================================================================



INVESTMENT ADVISER

Gartmore Global Asset Management Trust (GGAMT), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of each of the Funds. GGAMT was organized in July 2000, and advises mutual funds and other institutional separate accounts. As of November 30, 2001, GGAMT and its U.S. affiliates had approximately $1.1 billion in assets under management, of which $41.7 million was managed by GGAMT.

Each Fund pays GGAMT a management fee, which is based on a Fund's average daily net assets. The total management fees (including fees paid to the subadvisers) paid by each Fund for the fiscal year ended December 31, 2001, expressed as a percentage of the Fund's average daily net assets, are as follows:

Fund                                                 Fee
---------------------------------------------------------
Gartmore GVIT Emerging Markets                      1.15%
Gartmore GVIT International Growth                  1.00%

SUBADVISER

Gartmore Global Partners (GGP), 1200 River Road, Conshohocken, Pennsylvania 19428, is the subadviser to the Funds. Subject to the supervision of GGAMT and the Trustees, GGP will manage each Fund's assets in accordance with the Fund's investment objective and strategies. GGP makes investment decisions for each Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and as of November 30, 2001, manages approximately $1.1 billion in assets.

Out of its management fee, GGAMT pa id GGP an annual subadvisory fee for the fiscal year ended December 31, 2001, based on the Funds' average daily net assets, as follows:

Fund                                                  Fee
---------------------------------------------------------
Gartmore GVIT Emerging Markets                     0.575%

Gartmore GVIT International Growth                  0.50%

GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team and not just one investment manager. The following describes the persons primarily responsible for day-to-day management of each Fund.

PORTFOLIO MANAGEMENT TEAM-GARTMORE GVIT
EMERGING MARKETS FUND

Christopher Palmer and Philip Ehrmann of the Pacific and Emerging Markets Equity Team are the portfolio managers for the Gartmore GVIT Emerging Markets Fund. In that capacity, they are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.

Mr. Palmer joined GGP as an investment manager on the Pacific and Emerging Markets Equity Team in 1995. In 1999, he became responsible for managing U.S. portfolios for GGP.

Mr. Ehrmann joined GGP as Head of the Emerging Markets Equity team in 1995. Mr. Ehrmann has also managed U.S. portfolios for GGP since 1995.

PORTFOLIO MANAGEMENT TEAM-GARTMORE GVIT
INTERNATIONAL GROWTH FUND

The Gartmore Global Equities Portfolio Construction Team is responsible for day-to-day management of the Gartmore GVIT International Growth Fund.

BUYING AND SELLING FUND SHARES
================================================================================



WHO CAN BUY SHARES OF THE FUNDS

Class I and Class III shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company (collectively, Nationwide), to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Class III shares may be subject to a short-term trading fee as described below. Class
II shares of the Funds may be sold to other insurance companies and to certain Nationwide separate accounts if Nationwide or its affiliates provide additional services necessary for it to receive 12b-1 fees. Shares are not sold to individual investors.

The separate accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract holders should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if the Fund is available under your variable insurance contract. This Prospectus should be read in conjunction with the prospectus of the separate account of your variable insurance contract.

Each Fund sells its Class I and Class III shares to separate accounts of Nationwide and may sell its Class II shares to separate accounts of other unaffiliated insurance companies and of Nationwide in limited circumstances. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Securities, Inc. (formerly Nationwide Advisory Services, Inc.). It is anticipated that Gartmore Distribution Services, Inc. will become the Funds' distributor after _____, 2002.

PURCHASE PRICE

The purchase price of each share of a Fund is its "net asset value" (or
NAV) next determined after the order is received. No sales charge is imposed on the purchase of the Funds' shares. Generally, NAV is determined by dividing the total market value of the securities owned by a Fund less its liabilities divided by the total number of outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not determine NAV on the following days:

-    New Year's Day
-    Martin Luther King Jr. Day
-    Presidents' Day
-    Good Friday
-    Memorial Day
-    Independence Day
-    Labor Day
-    Thanksgiving Day
-    Christmas Day
-    Other days when the New York Stock Exchange is not open.

Each Fund reserves the right not to determine NAV when:

-    It has not received any orders to purchase, sell, or exchange shares
-    Changes in the value of the Fund's portfolio do not affect its NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust, as the Funds' administrator, or its agent, determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING SHARES

Shares can be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price will be the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

BUYING AND SELLING FUND SHARES
================================================================================



RESTRICTIONS ON SALES

Shares of the Funds may not be redeemed or the Funds may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists.

A Fund may delay or refuse any exchange, transfer or redemption request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

SHORT-TERM TRADING FEES

Short-term trading may be defined as frequent, short-term exchange activity for the purpose of profiting from day to day fluctuations in the Fund's share price. This activity increases portfolio management expenses and disrupts portfolio management strategies. This, in turn, increases the probability that portfolio performance will be negatively impacted for all variable insurance contract owners indirectly investing in a Fund.

For these reasons, the Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner. A separate account that redeems Class III shares on behalf of a variable insurance contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the variable insurance contract owner for 60 days or less. For this purpose, if Class III shares were purchased on separate days, the Class III shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class III shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the affected Fund when a short-term redemption within the variable insurance contract occurs (i.e. the affected Fund is held 60 days or less) by the insurance company on behalf of the Fund, and they are intended to discourage variable insurance contract owners from short-term trading of Class III shares. They are designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading.

This fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These redemptions within a variable insurance contract include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

1. Scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging
2. Variable insurance contract withdrawals or loans, including required minimum distributions
3. Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adoped a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor for the Funds for expenses associated with distributing and selling Class II shares of each Fund and providing shareholder services. Under that Distribuion Plan, a Fund that has Class II shares pays its distributor from its Class II shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase over time and may cost you more than paying other types of sales charges.

DISTRIBUTION AND TAXES
================================================================================



DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

Financial Highlights
================================================================================



The financial highlights tables are intended to help you understand the Funds' financial performance for the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.





                                                                   GARTMORE GVIT                 GARTMORE GVIT
                                                               EMERGING MARKETS FUND       INTERNATIONAL GROWTH FUND
                                                              (FORMERLY, GARTMORE NSAT     (FORMERLY, GARTMORE NSAT
                                                               EMERGING MARKETS FUND)      INTERNATIONAL GROWTH FUND)
                                                             YEAR ENDED    PERIOD ENDED    YEAR ENDED     PERIOD ENDED
                                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                              2001 (A        2000 (B)        2001(A)        2000 (B)
                                                            ------------  --------------  -------------  --------------
NET ASSET VALUE - BEGINNING OF PERIOD                                     $       10.00                  $       10.00
                                                            ------------  --------------  -------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                                        -                          (0.01)
  Net realized and unrealized gains (losses) on investments                       (2.48)                         (1.37)
                                                            ------------  --------------  -------------  --------------
    Total investment activities                                                   (2.48)                         (1.38)
                                                            ------------  --------------  -------------  --------------


DISTRIBUTIONS:

  Net investment income
  In excess of net investment income                                              (0.01)                             -
    Total distributions                                                           (0.01)                             -
                                                            ------------  --------------  -------------  --------------
Net increase (decrease) in net asset value                                         2.49)                         (1.38)
                                                            ------------  --------------  -------------  --------------
NET ASSET VALUE - END OF PERIOD                                           $        7.51                  $        8.62
                                                            ============  ==============  =============  ==============
Total Return                                                                 (24.83)%(c)                    (13.70)%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                                       $       3,991                  $       9,239
  Ratio of expenses to average net assets                                       1.75%(d)                       1.60%(d)
  Ratio of net investment income to average net assets                        (0.21)%(d)                     (0.17)%(d)
  Ratio of expenses to average net assets*                                      4.09%(d)                       2.88%(d)
  Portfolio turnover rate                                                         43.33%                         93.02%

-----------------------------------------------------------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(c)  Not annualized.
(d)  Annualized.

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
INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incor-porated by reference into this Prospectus)

-    Annual Report

-    Semi-Annual Report

To obtain a document free of charge, contact us at the address or number listed below.

FOR ADDITIONAL INFORMATION, PLEASE CONTACT YOUR VARIABLE INSURANCE PROVIDER.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213


GARTMORE FUNDS

Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205

WWW.GARTMOREFUNDS.COM                                              FND-4930 1/02

[PICTURE OMITTED]



SECTOR SERIES

Gartmore GVIT Global Financial Services Fund
Gartmore GVIT Global Health Sciences Fund
Gartmore GVIT Global Technology and Communications Fund
Gartmore GVIT Global Utilities Fund



Gartmore Funds                                                 www.gartmore.com



PROSPECTUS
May 1, 2002



[GRAPHIC OMITTED]



Look BEYOND(SM).



                         As with all mutual funds, the Securities and Exchange
                         Commission has not approved or disapproved these Funds'
GARTMORE                 shares or determined whether this prospectus is
--------                 complete or accurate. To state otherwise is a crime.
GLOBAL INVESTMENTS       www.gartmorefunds.com

TABLE OF CONTENTS
================================================================================



FUND SUMMARIES

GARTMORE GVIT GLOBAL TECHNOLOGY AND
  COMMUNICATIONS FUND . . . . . . . . . . . . . . . .           3
(FORMERLY, GARTMORE NSAT GLOBAL TECHNOLOGY AND
  COMMUNICATIONS FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND. . . . .           6
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

GARTMORE GVIT GLOBAL UTILITIES FUND . . . . . . . . .           9
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND . . . . . .          12
(FORMERLY, GARTMORE NSAT GLOBAL HEALTH SCIENCES FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUNDS. . . . . . . . . . . . . . . . .          15
Principal Investments and Techniques
Principal Risks
Temporary Defensive Positions

MANAGEMENT. . . . . . . . . . . . . . . . . . . . . .          18
Management's Discussion of Fund Performance
Investment Adviser
Subadviser
Portfolio Management Teams

BUYING AND SELLING FUND SHARES. . . . . . . . . . . .          21
Who Can Buy Shares of the Funds
Purchase Price
Selling Shares
Restrictions on Sales

DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . .          23
Dividends and Distributions
Tax Status

FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . .          24

ADDITIONAL INFORMATION. . . . . . . . . . . . . . . .  BACK COVER

FUND SUMMARIES
================================================================================



This prospectus provides information about four funds (the Funds) offered by Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust.) The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 15. "You" and "your" refer to both direct shareholders and contract hold-ers who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.


A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy (each a "variable insurance contract"). You will find details about how your variable insurance contract works in the accompanying prospectus.

Each of the Funds offer three classes of shares-Class I, Class II and Class III. This prospectus provides information with respect to all three classes . The share classes have different expenses and are available for purchase through different variable insurance contracts. For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page 21.

FUND SUMMARIES - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital appreciation.

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communications related industries. These companies may include, for example, companies that develop, produce and distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors. A security will generally be considered appropriate if (as determined by the investment adviser) at least 50% of the issuer's assets, revenues, or net income is related to, or derived from, the industry or industries designated for the Fund.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting its investment objective. The Fund will invest its assets in investments that are tied economically to a number of countries throughout the world, including the United States. If the portfolio manager thinks that advantageous investment opportunities exist in countries with emerging securities markets, the Fund will invest in those countries.

The Fund may invest in companies of any size. The Fund may invest in securities of large companies that are well established in the world technology market because they can be expected to grow with the market. The Fund may also invest in securities of small to mid-size companies to the extent that they provide strong prospects for future growth.

In analyzing specific companies for possible investment, the Fund's portfolio manager ordinarily looks for several of the following characteristics:

-    Above-average per share earnings growth
-    High return on invested capital
-    A healthy balance sheet
-    Sound financial and accounting policies and overall financial strength
-    Strong competitive advantages
-    Effective research, product development and marketing
-    Development of new technologies
-    Efficient service
-    Pricing flexibility
-    Strong management
- General operating characteristics that will enable the company to compete successfully in its respective markets

The Fund's portfolio manager considers whether to sell a particular security when any of those factors materially change.

The Fund may also lend portfolio securities on a short-term or long-term basis of up to 33% of its total assets. Gartmore Mutual Fund Capital Trust (GMF), the Fund's investment adviser, expects a portfolio turnover rate of 300% or more.

TECHNOLOGY is the use of science to create new products and services. The sector comprises information technology and communications as well as medical, environ-mental and biotechnology.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID-CAP / SMALL-CAP RISK. To the extent the Fund invests in securities of smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of mid-sized and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

FUND SUMMARIES - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
================================================================================



FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

SECTOR RISK. The Fund may be susceptible to factors affecting technology and communications and technology- and communications-related industries and therefore the value of the Fund's investments may be more volatile than those of other funds that invest in a broader range of securities across different industries.

PORTFOLIO TURNOVER RISK. The portfolio manager may engage in active and frequent trading of securities if he believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 15.

PERFORMANCE

The following bar chart and table present the performance of the Fund. The bar chart shows the Fund's annual total return. The annual return shown in the bar does not include charges that will be imposed by variable annuity contracts or variable life insurance policies. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURN-CLASS I SHARES(1):

[GRAPHIC OMITTED]

2001                   %

Best quarter:      ____%     1st qtr. of 2001

Worst quarter:     ____%     4th qtr. of 2001

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:

                      One        Since
                      Year   Inception (2)
Class I shares (1)   _____%         _____%
Class II shares (3)  _____%         _____%
Class III shares (3) _____%         _____%
Index (4)            _____%         _____%

----------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2    The Fund commenced operations on June 30, 2000.
3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class II or Class III shares. These returns have been restated to reflect additional fees applicable to Class II shares. The returns do not reflect the short-term trading fees applicable to Class III shares. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __ for more information.
4 [INDEX DISCLOSURE. These returns do not include the effect of expenses. If expenses were deducted, the actual returns of this index would be lower.]

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                        CLASS I   CLASS II   CLASS III
                                        --------  ---------  ---------
Shareholder Fees (1)
  (paid directly from your investment)
  Short-Term Trading Fee
    (as a percentage of
    amount redeemed)(2)                     None       None      1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                          0.98%      0.98%      0.98%
    Distribution and/or
    Service (12b-1) Fees                    None      0.25%       None
  Other Expenses (3)                       ____%      ____%      ____%
----------------------------------------------------------------------
TOTAL ANNUAL FUND
  OPERATING EXPENSES (4)                   ____%      ____%      ____%

----------------
1 Sales charges and other expenses will be imposed by variable annuity con-tracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
3 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.
4 GMF has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) will not exceed 1.35% for Class I and Class III shares and 1.60% for Class II shares. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by the adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by the adviser at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 year   3 years   5 years   10 years
             -------  --------  --------  ---------
Class I      $   ___  $    ___  $   ____  $    ____
Class II     $   ___  $    ___  $   ____  $    ____
Class III 1  $   ___  $    ___  $   ____  $    ____

----------------
1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

FUND SUMMARIES - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital growth.

Gartmore Global Asset Management Trust (GGAMT), the Fund's investment adviser, has chosen Gartmore Global Partners (GGP) as the subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. A security will generally be considered appropriate if (as determined by GGP) at least 50% of the issuer's assets, revenues or net income is related to, or derived from, the financial services sector.

The Fund will invest 25% or more of its assets in at least one or more of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies and insurance companies, such as property and casualty and life insurance holding companies.

The Fund primarily invests in equity securities which may include common stocks, preferred stocks, equity interests in investment funds or trusts, convertible securities, warrants, real estate investment trust securities and depositary receipts.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The Fund may invest in financial services companies of any size. The Fund will invest in securities of large companies that are well established in the financial services area because they can be expected to grow with the market. The Fund may also invest in securities of small to mid size companies to the extent they provide strong prospects for future growth.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund will invest its assets in investments that are tied economically to a number of countries throughout the world, including the United States. If GGP thinks that advantageous investment opportunities exist in securities of companies located in emerging market countries, the Fund will invest in companies located in those countries.

The Fund may also invest in securities that are not part of its princi-pal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities. See the Statement of Additional Information (SAI) for a discussion of these securities.

GGP is a growth stock adviser, and its investment philosophy rests on two fundamental principles:

- Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earn-ings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes will offer earn-ings growth that exceeds market expectations.
- GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

GGP expects that the Fund will have a portfolio turnover rate of 300% or more.

THE FINANCIAL SERVICES SECTOR INCLUDES, BUT IS NOT LIMITED TO:

-    banks and savings and loan institutions and their holding companies
-    consumer and industrial finance companies
-    investment banks
-    insurance brokers, securities brokers and investment advisers
-    real estate-related companies
-    leasing companies
- insurance companies, such as property and casualty and life insurance holding companies.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is a risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade decline. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since those countries may have unstable governments and less established markets.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID-CAP / SMALL-CAP RISK. To the extent the Fund invests in smaller, newer companies these investments may be riskier than investments in larger, more established companies. The stocks of mid-size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.

CONCENTRATION RISK. The Fund will invest 25% or more of its assets in companies in one or more of the industries listed above. This ability to invest in a more concentrated range of securities than other mutual funds, increases the risk and potential of the Fund. The Fund may be especially susceptible to factors affecting the financial services sector. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad based market indices and other more diversified mutual funds due to the market movement of the particular industry or concentration.

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of all or part of the securities held by the Fund if GGP believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 15.

PERFORMANCE

No performance information is provided because the Fund began operations on December 28, 2001.

FUND SUMMARIES - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND
================================================================================



FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHARE-HOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                           CLASS I   CLASS II   CLASS III
                                           --------  ---------  ----------
Shareholder Fees (1)
  (paid directly from
  your investment)
  Short-Term Trading Fee
    (as a percentage of
    amount redeemed)(2)                        None       None       1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees(3)                          1.00%      1.00%       1.00%
  Distribution and/or
    Service (12b-1) Fees                       None      0.25%        None
  Other Expenses (4)                          0.69%      0.69%       0.69%
--------------------------------------------------------------------------
TOTAL ANNUAL FUND
  OPERATING EXPENSES                          1.69%      1.94%       1.69%
Amount of Fee Waiver/
  Expense Reimbursement 0.19% 0.19% 0.19%
--------------------------------------------------------------------------
NET EXPENSES AFTER WAIVERS (5)                1.50%      1.75%       1.50%

----------------
1 Sales charges and other expenses will be imposed by variable insurance contracts when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
3 The Fund commenced operations on December 28, 2001. As a result, the management fee represents the fee which is payable to GGAMT, the Fund's adviser, under its contract with the Fund.
4 As a new fund, these are estimates for the current fiscal year ending December 31, 2002. These estimates do not take into account the expense limitation agreement between the Fund and GGAMT.
5 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees) from exceeding 1.35% for Class I shares. 1.60% for Class II shares and 1.35% for Class III shares through April 30, 2003. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first three years of the Fund's operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, no changes in expenses, and expense waivers for one year only.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year   3 Years
               -------  --------
Class I        $   153  $    514
Class II       $   178  $    591
Class III (1)  $   153  $    514

----------------
1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

FUND SUMMARIES - GARTMORE GVIT GLOBAL UTILITIES FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital growth.

GGAMT, the Fund's investment adviser, has chosen GGP as the sub-adviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. A security will generally be considered appropriate if (as determined by GGP) at least 50% of the issuer's assets, revenues or net income is related to, or derived from, the provision of utilities services or activities in utilities-related industries. The Fund will invest 25% or more of its assets in at least one or more of the following industry groups: energy sources, maintenance services, companies that provide infrastructure for utilities, cable television, radio, telecommunications services, transportation services, and water and sanitary services.

The Fund primarily invests in equity securities which may include common stocks, preferred stocks, equity interests in investment funds or trusts, convertible securities, warrants and depository receipts. The Fund may also invest in bonds and preferred stocks of utility companies.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The Fund may invest in utility companies of any size. The Fund will invest in securities of large companies that are well established in the utilities sector because they can be expected to grow with the market. The Fund may also invest in securities of small to mid size companies to the extent they provide strong prospects for future growth.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund will invest its assets in investments that are tied economically to a number of countries throughout the world, including the United States.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities. See the SAI for a discussion of these securities.

GGP is a growth stock adviser, and its investment philosophy rests on two fundamental principles:

- Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes will offer earnings growth that exceeds market expectations.
- GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

GGP expects that the Fund will have a portfolio turnover rate of 300% or more.

UTILITY COMPANIES: Companies in the utilities sector are companies that provide certain utilities and related services to the public including, but not limited to:

-    energy sources,
-    maintenance services,
-    companies that provide infra-structure for utilities,
-    cable television,
-    radio,
-    telecommunications services,
-    transportation services, and
-    water and sanitary services.

Although utility companies have traditionally paid above-average dividends, GGP's style focuses on companies that have strong growth potential rather than those paying high current dividends.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is a risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade decline. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

FUND SUMMARIES - GARTMORE GVIT GLOBAL UTILITIES FUND
================================================================================



MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID-CAP/SMALL-CAP RISK. To the extent the Fund invests in smaller, newer companies these investments may be riskier than investments in larger, more established companies. The stocks of mid-size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Funds' net asset value and total return.

CONCENTRATION RISK. The Fund will invest 25% or more of its assets in companies in one or more of the industries listed above. This ability to invest in a more concentrated range of securities than other mutual funds, increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad based market indices and other more diversified mutual funds due to the market movement of the particular industry or concentration. In addition to these general risks, the Fund may be especially susceptible to factors affecting the utilities sector, such as, substantial economic, operational, competitive, technological or regulatory changes. Increases in fuel and energy prices and prices of other natural resources have also historically limited the growth potential of utility companies.

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of all or part of the securities held by the Fund if GGP believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund. For more detailed information about the Fund's investments and risks, see "More About the Fund" beginning on page 15.

PERFORMANCE

No performance information is provided because the Fund began operations on December 28, 2001.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                 CLASS I   CLASS II   CLASS III
                                 --------  ---------  ----------
Shareholder Fees (1)
  (paid directly from
  your investment)
  Short-Term Trading Fee
    (as a percentage of
    amount redeemed)(2)              None       None       1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees (3)               0.80%      0.80%       0.80%
  Distribution and/or
    Service (12b-1) Fees             None      0.25%        None
  Other Expenses (4)                0.69%      0.69%       0.69%
----------------------------------------------------------------
TOTAL ANNUAL FUND
  OPERATING EXPENSES                1.49%      1.74%       1.49%
Amount of Fee Waiver/Expense
  Reimbursement                     0.19%      0.19%       0.19%
----------------------------------------------------------------
NET EXPENSES AFTER WAIVERS (5)      1.30%      1.55%       1.30%

---------------
1 Sales charges and other expenses will be imposed by variable annuity con-tracts or variable life insurance policies when the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
3 The Fund commenced operations on December 28, 2001. As a result, the management fee represents the fee which is payable to GGAMT, the Fund's adviser, under its contract with the Fund.
4 As a new fund, these are estimates for the current fiscal year ending December 31, 2002. These estimates do not take into account the expense limitation agreement between the Fund and GGAMT.
5 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees) from exceeding 1.15% for Class I shares, 1.40% for Class II shares and 1.15% for Class III shares through April 30, 2003. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first three years of the Fund's operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, no changes in expenses, and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year   3 Years
               -------  --------

Class I        $   132  $    452
Class II       $   158  $    530
Class III (1)  $   132  $    452

----------------
1 The example for Class III shares does not include the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold shares for the entire period.

FUND SUMMARIES - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long term capital appreciation.

To achieve its objective, under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health science orientation. Products and services that have a "health sciences" orientation focus on maintaining or improving one's quality of life. So, for example, the Fund will invest in companies that are engaged in research and development or the production or distribution of products or services related to medicine, pharmaceuticals or personal health care. The Fund will invest 25% or more of its assets in at least one or more of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies; medical services and medical devices.

The Fund primarily invests in equity securities which may include common stocks, preferred stocks, convertible securities, and depository receipts. The Fund may invest in companies of any size. The Fund will invest in securities of large companies that are well established in the health sciences area because they can be expected to grow with the market. The Fund will also invest in securities of small to mid-size companies to the extent that they provide strong prospects for future growth.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting its investment objective. The Fund will invest its assets in investments that are tied economically to a number of countries throughout the world, including the United States. If the portfolio manager thinks that advantageous investment opportunities exist in securities of companies located in emerging market countries, the Fund will invest in those countries.

A security will generally be considered appropriate if (as determined by the portfolio manager) at least 50% of the issuer's assets, revenues, or net income is related to, or derived from, the healthcare sector.

In analyzing specific companies for possible investment, the Fund's portfolio manager ordinarily looks for several of the following characteristics:

-    Above-average per share earnings growth
-    Positive fundamental change taking place
-    High return on invested capital
-    A healthy balance sheet
-    Sound financial and accounting policies and overall financial strength
-    Strong competitive advantages
-    Effective research and product development and marketing
-    Strong management
- General operating characteristics that will enable the company to compete successfully in its respective markets

The portfolio manager considers whether to sell a particular security when any of the previous factors materially changes with respect to the security. A security will also be sold when the portfolio manager believes that an alternative investment provides more attractive risk/return characteristics.

The Fund may also lend portfolio securities on a short-term or long-term basis up to 30% of its total assets. The portfolio manager expects that the Fund will have a portfolio turnover rate of 300% or more.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

SECTOR RISK. The Fund may be susceptible to factors affecting health science companies, especially those in health care and health care-related industries and therefore the value of the Fund's investments may be more volatile than other funds that invest in a broader range of securities across different industries.

The Fund faces the risk that economic prospects of health-care companies may fluctuate dramatically due to changes in the regulatory and competitive environment. A significant portion of health-care services is funded or subsidized by the government, so that changes in government policies-at the state or federal level-may affect the demand for health-care products and services. Other risks include: the possibility that regulatory approvals (which often entail lengthy application and testing procedures) will not be granted for new drugs and medical products; lawsuits against health-care companies related to product liability issues and the rapid speed at which many health-care products and services become obsolete.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID CAP/SMALL CAP RISK. To the extent the Fund invests in smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of mid-size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.

CONCENTRATION RISK. The Fund will invest 25% or more of its assets in one or more of the health-related industry groups noted above. This ability to invest in a more concentrated range of securities than other mutual funds, increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad based market indices and other more diversified mutual funds due to the market movement of the noted health-related industry groups.

PORTFOLIO TURNOVER RISK. The portfolio manager may engage in active and frequent trading of all or part of the securities held by the Fund if doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For more detailed information about the Fund's investments and risks, see "More About the Fund" beginning on page 15.

FUND SUMMARIES - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND
================================================================================



PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURN-CLASS I SHARES (1):

[GRAPH OMITTED]

2001                 %

Best quarter:    ____%   1st qtr. of 2001
Worst quarter:   ____%   4th qtr. of 2001

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001:

                                ONE       SINCE
                               YEAR   INCEPTION (2)
                               -----  -------------
Class I shares (1)             ____%          ____%
Class II shares (3)            ____%          ____%
Class III shares (3)           ____%          ____%
[Index] (4)                    ____%          ____%

----------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2    The Fund commenced operations on June 30, 2000.
3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class II or Class III shares. These returns have been restated to reflect the additional fees applicable to Class II shares. These returns do not reflect the short-term trading fees applicable to Class III shares. See "Buying and Selling
     Fund Shares - Short-Term Trading Fees" on page __ for more information.
4    [INDEX DISCLOSURE]

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                 CLASS I   CLASS II   CLASS III
                                 --------  ---------  ----------
Shareholder Fees (1)
  (paid directly from
  your investment)
  Short-Term Trading Fee
    (as a percentage of
    amount redeemed)(2)              None      None       1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                   1.00%      1.00%      1.00%
  Distribution and/or
    Service (12b-1) Fees             None      0.25%       None
  Other Expenses (3)                ____%      ____%      ____%
---------------------------------------------------------------
TOTAL ANNUAL FUND
  OPERATING EXPENSES                ____%      ____%      ____%
Amount of Fee
  Waiver/Expense
  Reimbursement                     ____%      ____%      ____%
---------------------------------------------------------------
NET EXPENSES AFTER WAIVERS (4)      1.50%      1.75%      1.50%

----------------
1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed within 60 days after the date they were acquired.
3 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.
4 GMF and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees) from exceeding 1.35% for Class I shares, 1.60% for Class II shares and 1.35% for Class III shares through April 30, 2003. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first three years of the Fund's operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, the Fund's operating expenses will not change, and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year   3 Years
               -------  --------
Class I        $   ___  $    ___
Class II       $   ___  $    ___
Class III (1)  $   ___  $    ___

----------------
1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

MORE ABOUT THE FUNDS
================================================================================




PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following additional principal investments and techniques to increase returns, protect assets or diversify investments.

The SAI contains additional information about the Funds, including the Funds' other investment techniques. For information on how to obtain a copy of the SAI, see the back cover.

DEPOSITARY RECEIPTS (ALL FUNDS). The Funds may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs) (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

PREFERRED STOCK (GLOBAL FINANCIAL SERVICES, GLOBAL UTILITIES AND GLOBAL HEALTH SCIENCES). Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES (GLOBAL FINANCIAL SERVICES, GLOBAL UTILITIES AND GLOBAL HEALTH SCIENCES). Convertible securities- also known as convertibles -include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock with-in a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of

MORE ABOUT THE FUNDS
================================================================================



common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WARRANTS (GLOBAL FINANCIAL SERVICES AND GLOBAL UTILITIES).

A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

REITS (GLOBAL FINANCIAL SERVICES). Real estate investment trusts (REITs) are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.

REITs involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible declines in the value of real estate, possible lack of availability of mortgage funds, and extended vacancies of properties. Mortgage REITs are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, home-owners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated.

OTHER INVESTMENTS AND STRATEGIES

DERIVATIVES (GLOBAL FINANCIAL SERVICES AND GLOBAL UTILITIES). A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures con-tract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

PRINCIPAL RISKS

FOREIGN RISK (ALL FUNDS). Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chances that the Funds will lose money.

- COUNTRY-General securities market movements in any country in which the Funds have investments, are likely to affect the value of the Funds' securities that trade in the country. These movements will affect the Funds' share prices and the Funds' performances. The political, economic and social structures of some countries in which the Funds invest may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

- FOREIGN MARKETS-The Funds are subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for the Funds to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. These factors can reduce the amount the Funds can earn on their investments.

- GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNT STANDARDS- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Funds' portfolio managers to completely and accurately determine a company's financial condition.

- CURRENCY-Some of the Funds' investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Funds own and the Funds' share prices. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which the Funds receive dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Funds may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

SMALL CAP RISK (ALL FUNDS). Historically, the securities of small cap companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

-    lack depth of management
-    lack a proven track record
-    be unable to generate funds necessary for growth or development
- be developing or marketing new products or services for which markets are not yet established and may never become established
-    market products or services which may become quickly obsolete

OTHER RISKS

DERIVATIVES RISK (GLOBAL FINANCIAL SERVICES AND GLOBAL UTILITIES). An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Counter parties to over-the-counter derivatives contracts present default risks if such counter parties fail to fulfill their obligations. Derivatives can make the Funds less liquid and harder to value, especially in declining markets. Also, the Funds may suffer disproportionately heavy losses relative to the amount of their investments in derivative contracts. Lastly, changes in the value of derivative con-tracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each Fund may hold up to 100% of its assets in cash or money market obligations. Should this occur, the Funds may not meet their investment objectives and may miss potential market upswings.

MANAGEMENT
================================================================================



INVESTMENT ADVISER FOR THE FUNDS

GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND AND GVIT GLOBAL HEALTH SCIENCES
FUND: Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Funds. GMF was organized in 1999 and man-ages mutual fund assets. As of November 30, 2001, GMF and its affiliates had approximately $26.3 billion in assets under management, of which approximately $14 billion was managed by GMF.

Each Fund pays GMF a management fee, which is based on the Funds' average daily net assets. The total management fees paid by the Fund for the fiscal year ended December 31, 2001, expressed as a percentage of a Fund's average daily net assets, are as follows:

Fund                                             Fee
-----------------------------------------------------
GVIT Global Technology and Communications Fund  0.98%

GVIT Global Health Sciences Fund                1.00%

GVIT GLOBAL FINANCIAL SERVICES FUND AND GVIT GLOBAL UTILITIES FUND: Gartmore Global Asset Management Trust (GGAMT), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Funds. GGAMT was organized in July 2000, and advises mutual funds and institutional separate accounts. As of November 30, 2001, GGAMT and its U.S. affiliates had over $1.1 billion in assets under management, of which $41.7 million was managed by GGAMT.

Each Fund pays GGAMT a management fee, which is based on the Funds' average daily net assets. The annual management fees payable by the Fund, expressed as a percentage of a Fund's average daily net assets, are as follows:

Fund                                  Fee
------------------------------------------
GVIT Global Financial Services Fund  1.00%
GVIT Global Utilities Fund           0.80%


SUBADVISER FOR THE GVIT GLOBAL FINANCIAL SERVICES AND GVIT GLOBAL UTILITIES
FUNDS

Gartmore Global Partners (GGP), 1200 River Road, Conshohocken, Pennsylvania 19428 is the subadviser to the Funds. Subject to the supervision of GGAMT and the Trustees, GGP manages the Funds' assets in accordance with the Funds' investment objectives and strategies. GGP makes investment decisions for the Funds and, in connection with such investment decisions, places purchase and sell orders for securities.

GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and as of November 30, 2001, GGP manages more than $1.1 billion in assets.

Out of its management fee, GGAMT paid GGP an annual subadvisory fee for the fiscal year ended December 31, 2001, based on the Fund's average daily net assets, as follows:

Fund                                  Fee
------------------------------------------
GVIT Global Financial Services Fund  0.50%

GVIT Global Utilities Fund           0.40%

GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one investment manager. The following describes the person primarily responsible for day-to-day management of the Funds.

PORTFOLIO MANAGERS FOR THE FUNDS

GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: Aaron Harris is the portfolio manager for the Fund. Prior to joining GMF in April 2000, Mr. Harris was co-portfolio manager for the Nicholas-Applegate Global Technology Fund from 1998-March, 2000 and was an investment analyst in Global Research at Nicholas-Applegate from 1995-1997.

GVIT GLOBAL FINANCIAL SERVICES FUND: Robert Murphy is primarily responsible for the investment management of the Fund.

Mr. Murphy joined Gartmore Investment Management plc, an affiliate of GGP in 1999 as a Global Research Analyst. Prior to this, he worked for J.P. Morgan, an investment management firm, as a European Banks and Real Estate Analyst. Mr. Murphy has eleven years of experience in the investment management business.

GVIT GLOBAL UTILITIES FUND: Julian L. Sinclair is primarily responsible for the investment management of the Fund. Mr. Sinclair joined Gartmore Investment Management plc, an affiliate of GGP, as a graduate trainee in 1996 focusing on our US marketing efforts. In 1997 he moved to the Emerging Markets team as an equity analyst with country responsibility for Latin America and Israel and sector responsibility for technology, media and telecoms. In addition, he managed Latin American equity portfolios.

Mr. Sinclair joined the Global Research Team in July 2000 where he specialized in Internet and telecom service providers. In May 2001 he transferred to the Global Equities Team to manage the Gartmore GVIT Global Utilities Fund and other investment companies not offered in the U.S.

GVIT GLOBAL HEALTH SCIENCES FUND: Paul Cluskey is the Fund's portfolio manager and is responsible for the day-to-day management of the Fund and the selection of the Fund's investments.

Paul Cluskey joined GMF in April, 2001. Prior to that, he was the co-lead portfolio manager for Nicholas-Applegate Global Health Care Fund since its inception in September 1999. He also co-managed the Nicholas-Applegate Small Cap Growth Fund and the Nicholas-Applegate Mini-Cap Fund. He joined Nicholas-Applegate in 1998. From 1996 through 1998, he had been a senior small cap stock analyst with SEI Investments. Before that, he worked at Piper Jaffray, Inc. as a corporate finance analyst. Mr. Cluskey graduated from New York University; Stern School of Business with honors in 1993 with a BS in Finance.

BUYING AND SELLING FUND SHARES
================================================================================



WHO CAN BUY SHARES OF THE FUNDS

Class I and Class III shares of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company (collectively, Nationwide), to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Class III shares may be subject to a short-term trading fee as described below. Class II shares of the Funds may be sold to other insurance companies and to certain Nationwide separate accounts if Nationwide or its affiliates provide additional services necessary for it to receive 12b-1 fees. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine which Funds are available under your insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

Each Fund sells its Class I and Class III shares to separate accounts of Nationwide and may sell its Class II shares to separate accounts of other unaffiliated insurance companies and of Nationwide in limited circumstances. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Securities, Inc. (formerly Nationwide Advisory Services, Inc.). It is anticipated that Gartmore Distribution Services, Inc. will become the Funds' distributor after ___________, 2002.

PURCHASE PRICE

The purchase price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's Class I shares. Generally, NAV is based on the market value of the securities owned by the Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund allocable to such class, less its liabilities allocable to that class, divided by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not calculate NAV on the following days:

-    New Year's Day
-    Martin Luther King, Jr. Day
-    Presidents' Day
-    Good Friday
-    Memorial Day
-    Independence Day
-    Labor Day
-    Thanksgiving Day
-    Christmas Day
-    Other days when the New York Stock Exchange is not open.

Each Fund reserves the right not to determine its NAV when:

-    It has not received any orders to purchase, sell or exchange shares
-    Changes in the value of the Fund's portfolio do not affect its NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust, as a Fund's administrator or its agent determines a price does not represent its fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING SHARES

Shares can be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price will be the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

A Fund may delay or refuse any exchange, transfer or redemption request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

SHORT-TERM TRADING FEES

Short-term trading may be defined as frequent, short-term exchange activity for the purpose of profiting from day to day fluctuations in the Fund's share price. This activity increases portfolio management expenses and disrupts portfolio management strategies. This, in turn, increases the probability that portfolio performance will be negatively impacted for all variable insurance contract owners indirectly investing in a Fund.

For these reasons, the Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner. A separate account that redeems Class III shares on behalf of a variable insurance contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the variable insurance contract owner for 60 days or less. For this purpose, if Class III shares were purchased on separate days, the Class III shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class III shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the affected Fund when a short-term redemption within the variable insurance contract occurs (i.e. the affected Fund is held 60 days or less) by the insurance company on behalf of the Fund, and they are intend-ed to discourage variable insurance contract owners from short-term trading of Class III shares. They are designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading.

This fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These redemptions within a variable insurance contract include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

1. Scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging

2. Variable insurance contract withdrawals or loans, including required minimum distributions

3. Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate its distributor for the Funds for expenses associated with distributing and selling Class II shares of the Fund and providing shareholder services. Under that Distribution Plan, a Fund that has Class II shares pays its distributor, from its Class II shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II shares' average daily net assets. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

DISTRIBUTION AND TAXES
================================================================================



DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds

FINANCIAL HIGHLIGHTS
================================================================================



The financial highlights table is intended to help you understand a Fund's financial performance for the period of a Fund's operation. Certain information reflects financial results for a single Fund share. The total return in the tables represents the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statement, is included in the annual report, which is available upon request.

                     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
               (FORMERLY, GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND)
                                             CLASS I

                                                             YEAR ENDED
                                                            DECEMBER 31,       PERIOD ENDED
                                                               2001(a)     DECEMBER 31, 2000(b)
------------------------------------------------------------------------------------------------
NET ASSET VALUE-BEGINNING OF PERIOD                                        $              10.00
                                                            -------------  ---------------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                                            (0.01)
  Net realized/unrealized gains (losses) from investments                                 (2.48)
                                                            -------------  ---------------------
    Total investment activities                                                           (2.49)
                                                            -------------  ---------------------

DISTRIBUTIONS:
  In excess of net realized gains                                                         (0.16)
                                                            -------------  ---------------------
    Total distributions                                                                   (0.16)
                                                            -------------  ---------------------
Net increase (decrease) in net asset value                                                (2.65)
                                                            -------------  ---------------------

NET ASSET VALUE-END OF PERIOD                                              $               7.35
                                                            =============  =====================
Total Return                                                                        (24.96%) (c)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                                       $             12,127
  Ratio of expenses to average net assets                                              1.35% (d)
  Ratio of net investment income to average net assets                               (0.44)% (d)
  Ratio of expenses to average net assets*                                             2.57% (d)
  Portfolio turnover rate                                                                305.36%

----------------
*   During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I Shares as of May 1, 2001.
(b) For the period June 30, 2000 (commencement of operations) through December 31, 2000.
(c) Not Annualized.
(d) Annualized.

                            GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND
                          (FORMERLY, GARTMORE NSAT HEALTH SCIENCES FUND)

                                                             YEAR ENDED
                                                            DECEMBER 31,        PERIOD ENDED
                                                              2001 (a)     DECEMBER 31, 2000 (b)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE-BEGINNING OF YEAR                                          $               10.00
                                                            -------------  ----------------------
INVESTMENT ACTIVITIES:
  Net investment income (loss) .                                                               -
  Net realized/unrealized gains (losses) from investments                                  (0.17)
                                                            -------------  ----------------------
  Total investment activities                                                              (0.17)
                                                            -------------  ----------------------
DISTRIBUTIONS:
  Net investment income                                                                        -
  Total distributions .                                                                        -
                                                            -------------  ----------------------
  Net increase (decrease) in net asset value                                               (0.17)
                                                            -------------  ----------------------
NET ASSET VALUE-END OF YEAR                                                $                9.83
                                                            =============  ======================
Total Return                                                                          (1.70)% (c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at the end of period (000)                                      $               2,458
Ratio of expenses to average net assets                                                 1.00% (d)
Ratio of net investment income to average net assets                                  (1.00)% (d)
Ratio of expenses to average net assets*                                               28.69% (d)
Portfolio turnover rate                                                                     0.00%

----------------
*   During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period December 29, 2000 (commencement of operations) through December 31, 2000.
(b) Not annualized.
(c) Annualized.
(d) Annualized.

[This Page Left Blank Intentionally]

[This Page Left Blank Intentionally]

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)
-    Annual Report
-    Semi-Annual Report

To obtain a document free of charge, contact us at the address or number listed below.

FOR ADDITIONAL INFORMATION, PLEASE CONTACT YOUR VARIABLE INSURANCE PROVIDER.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213



GARTMORE FUNDS

Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205

WWW.GARTMOREFUNDS.COM                                              FND-4931 1/02

[PICTURE OMITTED]



CORE EQUITY SERIES

Gartmore GVIT Total Return Fund (formerly "NSAT Total Return Fund") Gartmore GVIT Growth Fund (formerly "NSAT Capital Appreciation Fund")



Gartmore Funds                                                 www.gartmore.com



PROSPECTUS
May 1, 2002



[GRAPH OMITTED]



Look BEYOND(SM).



                         As with all mutual funds, the Securities and Exchange
                         Commission has not approved or disapproved these Funds'
GARTMORE                 shares or determined whether this prospectus is
--------                 complete or accurate. To state otherwise is a crime.
GLOBAL INVESTMENTS       www.gartmorefunds.com

TABLE  OF  CONTENTS
================================================================================



FUND SUMMARIES

GARTMORE GVIT TOTAL RETURN FUND. . . . . . . . . .           3
(FORMERLY TOTAL RETURN FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

GARTMORE GVIT GROWTH FUND. . . . . . . . . . . . .           5
(FORMERLY CAPITAL APPRECIATION FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUNDS.. . . . . . . . . . . . . . .           7
Temporary Defensive Positions

MANAGEMENT . . . . . . . . . . . . . . . . . . . .           8
Management's Discussion of the Funds' Performance
Investment Adviser

BUYING AND SELLING FUND SHARES . . . . . . . . . .           9
Who Can Buy Shares of the Funds
Purchase Price
Selling Shares
Restrictions on Sales

DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . .          11
Dividends and Distributions
Tax Status

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . .          12

ADDITIONAL INFORMATION . . . . . . . . . . . . . .  BACK COVER

FUND  SUMMARIES
================================================================================



This prospectus provides information about two funds (the Funds) offered by Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust).The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 7. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  THE  FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy (each a "variable insurance contract"). You'll find details about how your variable insurance contract works in the accompanying prospectus.

The Gartmore GVIT Growth Fund currently offers one class of shares, Class I shares. The Gartmore GVIT Total Return Fund offers three classes of shares, Class I, Class II and Class III shares. This prospectus provides information with respect to these classes. The share classes have different expenses and are available for purchase through different variable insurance contracts. For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page 11.

FUND SUMMARIES - GARTMORE GVIT TOTAL RETURN FUND
================================================================================



OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks total return through a flexible combination of capital appreciation and current income.

To achieve its objective, the Fund invests primarily in common stocks and convertible securities. The portfolio manager generally considers the following factors when choosing companies to purchase:

-    Above-average revenue growth,
-    Consistent earnings growth,
-    Above-average earnings growth, or
-    Attractive valuation.

It usually will sell securities if:

-    There is a significant increase in share price.
-    The outlook of a company's earnings become less attractive.
-    More favorable opportunities are identified.

TOTAL  RETURN
Generally, total return means a combination of income and capital appreciation. In other words, the Fund looks for stocks and other securities that may pay dividends and other income, instead of relying solely on the security's prospects for increasing in value. Because, in most cases, a stock is more certain to pay its scheduled dividends than increase in value, a total return approach can help a fund achieve more stable, dependable returns.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

For additional information about the Fund's investments and risks, see "More About the Funds" beginning on page 7.

FUND SUMMARIES - GARTMORE GVIT TOTAL RETURN FUND
================================================================================



PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.


ANNUAL  TOTAL  RETURNS  --  CLASS  I  SHARES:

[GRAPH OMITTED]

1991                              38.5%
1992                               8.2%
1993                              10.9%
1994                               1.1%
1995                              29.1%
1996                              21.8%
1997                              29.4%
1998                              18.1%
1999                               6.9%
2000                              -2.1%

BEST  QUARTER:     ____%   4TH qtr. of 1998
WORST  QUARTER:    ____%   3RD qtr. of 1998

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001:
                          1 YEAR     5 YEARS   10 YEARS
                          ------     -------   --------
Class I shares             ____%       ____%      ____%
Class II shares(2)         ____%       ____%      ____%
Class III shares(2)        ____%       ____%      ____%
The S&P 500 Index(3)       ____%       ____%      ____%

----------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class II or Class III shares. These returns have been restated to reflect the additional fees applicable to Class II shares. These returns do not reflect the short-term trading fees applicable to Class III shares. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __ for more information.
3 The Standard & Poor's 500 Index-an unmanaged index of 500 widely-held stocks of large U.S. companies-gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                        CLASS I   CLASS II     CLASS III
                                        -------   --------     ---------
Shareholder Fees(1)
  (paid directly from your investment)
  Short Term Trading Fee
    (as a percentage of amount
     redeemed)(2)                          None       None         1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                         0.60%      0.60%         0.60%
  Distribution and/or
    Service (12b-1) Fees                   None      0.25%          None
  Other Expenses(3)                        ___%       ___%          ___%
------------------------------------------------------------------------
TOTAL ANNUAL FUND
  OPERATING EXPENSES(2)                    ___%       ___%          ___%

----------------
1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
3 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

              1 YEAR    3 YEARS   5 YEARS   10 YEARS
              ------    -------   -------   --------
Class I       $ ____    $  ____   $  ____   $  _____
Class II      $ ____    $  ____   $  ____   $  _____
Class III(1)  $ ____    $  ____   $  ____   $  _____

----------------
1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

FUND SUMMARIES - GARTMORE GVIT GROWTH FUND
                 (FORMERLY CAPITAL APPRECIATION FUND)
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital appreciation.

To achieve its objective, the Fund primarily invests in the common stock of large capitalization companies. Under normal conditions, the Fund primarily invests in common stock and convertible securities and generally intends to be fully invested in these securities.

The portfolio manager will consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows, and dividends when deciding whether to buy or sell securities. The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It generally will sell securities if:

-    The price of the security is overvalued.
-    The outlook of a company's earnings becomes less attractive.
-    More favorable opportunities are identified.

THE  BENEFITS  OF  RESEARCH
Through research, the portfolio manager and analysts gather, check and analyze information about industries and companies to determine if they are well positioned for long-term growth. The Fund seeks companies that have favorable long-term growth potential and the financial resources to capitalize on growth opportunities.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL  RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

PORTFOLIO TURNOVER RISK. The portfolio manager may engage in active and frequent trading of securities if he believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund.

For additional information about the Fund's investments and risks, see "More About the Funds" beginning on page 7.

FUND SUMMARIES - GARTMORE GVIT GROWTH FUND
================================================================================



PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.


ANNUAL TOTAL RETURNS-CLASS I SHARES(1)

[GRAPH OMITTED]

1993                               9.6%
1994                              -0.9%
1995                              29.4%
1996                              26.1%
1997                              34.5%
1998                              30.0%
1999                               4.3%
2000                             -26.5%


Best Quarter:    20.5%  4th qtr. of 1998
Worst Quarter:  -25.6%  4th qtr. of 2000

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001:
                                                     SINCE
                                1 YEAR  5 YEARS  INCEPTION (2)
                                ------  -------  -------------
Class I shares(1)               _____%   _____%         _____%
The Russell 1000(R)
  Growth Index(3)               _____%   _____%         _____%

----------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2    The Fund commenced operations on April 15, 1992.
3 Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index (the 1000 largest companies in the U.S.) with higher price-to-book ratios and higher forecasted growth values. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.

Shareholder Fees(1)
  (paid directly from your investment)     None
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                          0.60%
  Other Expenses                               %
------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES           %
----------------
1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:


           1 YEAR    3 YEARS   5 YEARS   10 YEARS
           ------    -------   -------   --------
Class I    $         $         $         $

MORE ABOUT THE FUNDS
================================================================================



PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following principal investments and techniques to increase returns, protect assets or diversify investments. The Statement of Additional Information (SAI) contains additional information about the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

CONVERTIBLE SECURITIES. In addition to investing in common stocks, each of the Funds may invest in convertible securities- also known as convertibles-including bonds, debentures, notes, preferred stocks and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertibles' market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," higher-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar nonconvertible securities such as bonds (bondholders must be generally paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each of the Funds may hold up to 100% of its assets in cash or money market obligations. Should this occur, these Funds may not meet their respective investment objectives and may miss potential market upswings.

MANAGEMENT
================================================================================



INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of each of the Funds. GMF was organized in 1999 and manages mutual funds. As of November 30, 2001, GMF and its affiliates had approximately $26.3 billion in assets under management, of which $14 billion is managed by GMF.

Each Fund pays GMF a management fee, which is based on the Funds' average daily net assets. The total management fees paid by each of the Funds for the fiscal year ended December 31, 2001, expressed as a percentage of the Fund's average daily net assets, was as follows:

FUND                                FEE
----                               -----
Gartmore GVIT Total Return Fund    0.60%
Gartmore GVIT Growth Fund          0.60%


GARTMORE GVIT TOTAL RETURN FUND

Portfolio Managers: Charles Bath and William H. Miller are co-portfolio managers of the Gartmore GVIT Total Return Fund, as well as the Gartmore Total Return Fund.

Mr. Bath has managed or co-managed the Gartmore GVIT Total Return Fund since 1985. Mr. Bath also previously managed the Capital Appreciation Fund (nka Gartmore GVIT Growth Fund) from 1992 to March 31, 2000. Mr. Bath has been with GMF or its predecessors since 1985.

Mr. Miller began co-managing the Gartmore GVIT Total Return Fund on September 1, 2000. Prior to joining GMF in July 1999, Mr. Miller held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager, Delaware Management Company (1995-1997); President and Investment Manager, Janney Montgomery Scott LLC (1994-1995); and Vice President and Investment Manager, Rutherford Capital Management (1985-1994).

GARTMORE GVIT GROWTH FUND

Portfolio Manager: Christopher Baggini is the portfolio manager of the Gartmore GVIT Growth Fund, as well as the Gartmore Growth Fund. Mr. Baggini joined GMF in March 2000. Prior to joining GMF, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors.

BUYING  AND  SELLING  FUND  SHARES
================================================================================



WHO CAN BUY SHARES OF THE FUNDS

Class I and Class III shares of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company (collectively, Nationwide), to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Class III shares may be subject to a short-term trading fee as described below. Class II shares may be sold to separate accounts of other insurance companies that are not affiliates with Nationwide or the Funds and to certain Nationwide separate accounts if Nationwide affiliates provide additional services necessary for it to receive 12b-1 fees. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

Each Fund sells its Class I and Class III (currently, only the Gartmore GVIT Total Return Fund offers Class III shares) shares to separate accounts of Nationwide and may sell its Class II shares to separate accounts of other unaffiliated insurance companies and of Nationwide in limited circumstances (currently, only the Gartmore GVIT Total Return Fund has Class II shares). The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Securities, Inc., (formerly Nationwide Advisory Services, Inc.) It is anticipated that Gartmore Distribution Services, Inc. will be the Funds' distributor after___, 2002.

PURCHASE  PRICE

The purchase price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund allocable to such class, less its liabilities allocable to that class, divided by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern
Time) on each day the Exchange is open for trading.

The  Funds  do  not  determine  NAV  on  the  following  days:

-    New  Year's  Day
-    Martin  Luther  King  Jr.  Day
-    Presidents'  Day
-    Good  Friday
-    Memorial  Day
-    Independence  Day
-    Labor  Day
-    Thanksgiving  Day
-    Christmas  Day
-    Other days when the New York Stock Exchange is not open.

A Fund reserves the right not to determine NAV when:

-    It has not received any orders to purchase, sell, or exchange shares
-    Changes in the value of the Funds' portfolio do not affect its NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust, as the Funds' administrator, or its agent, determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING  SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

BUYING  AND  SELLING  FUND  SHARES
================================================================================



RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists.

A Fund may delay or refuse any exchange, transfer or redemption request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

SHORT-TERM TRADING FEES

Short-term trading may be defined as frequent, short-term exchange activity for the purpose of profiting from day to day fluctuations in the Fund's share price. This activity increases portfolio management expenses and disrupts portfolio management strategies. This, in turn, increases the probability that portfolio performance will be negatively impacted for all variable insurance contract owners indirectly investing in a Fund.

For these reasons, the Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner. A separate account that redeems Class III shares on behalf of a variable insurance contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the variable insurance contract owner for 60 days or less. For this purpose, if Class III shares were purchased on separate days, the Class III shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class III shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the affected Fund when a short-term redemption within the variable insurance contract occurs (i.e. the affected Fund is held 60 days or less) by the insurance company on behalf of the Fund, and they are intended to discourage variable insurance contract owners from short-term trading of Class III shares. They are designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by shortterm trading.

This fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These redemptions within a variable insurance contract include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

1. Scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging
2. Variable insurance contract withdrawals or loans, including required minimum distributions
3. Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor for the Funds for expenses associated with distributing and selling Class II shares of the Fund and providing shareholder services. Under that Distribution Plan, the Total Return Fund that has Class II shares pays its distributor from its Class II shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II shares' average daily net assets.

Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase over time and may cost you more than paying other types of sales charges.

DISTRIBUTION  AND  TAXES
================================================================================



DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

FINANCIAL HIGHLIGHTS
================================================================================



The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.

                                              GARTMORE GVIT TOTAL RETURN FUND
                                               (FORMERLY TOTAL RETURN FUND)

                                                       Class I
                                               YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  2001(a)        2000            1999            1998            1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-BEGINNING OF YEAR                           $       18.81   $       18.40   $       16.38   $       13.27
                                              ------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income                                              0.12            0.12            0.19            0.23
  Net realized and unrealized gains (losses)
    from investments                                                (0.47)           1.13            2.77            3.65
                                              ------------  --------------  --------------  --------------  --------------
    Total investment activities                                     (0.35)           1.25            2.96            3.88
                                              ------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                                             (0.12)          (0.12)          (0.19)          (0.23)
  Net realized gains                                                (6.70)          (0.72)          (0.75)          (0.52)
  In excess of net realized gains .                                     -               -               -           (0.01)
  Tax return of capital .                                               -               -               -           (0.01)
                                              ------------  --------------  --------------  --------------  --------------
    Total distributions                                             (6.82)          (0.84)          (0.94)          (0.77)
                                              ------------  --------------  --------------  --------------  --------------
Net increase (decrease) in
  net asset value                                                   (7.17)           0.41            2.02            3.11
                                              ------------  --------------  --------------  --------------  --------------
NET ASSET VALUE-END OF YEAR                                 $       11.64   $       18.81   $       18.40   $       16.38
                                              ============  ==============  ==============  ==============  ==============
Total Return                                                       (2.12)%           6.94%          18.07%          29.43%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                        $   2,014,759   $   2,419,737   $   2,343,437   $   1,849,241
  Ratio of expenses to average net assets                            0.78%           0.72%           0.65%           0.54%
  Ratio of net investment income to average
    net assets                                                       0.63%           0.64%           1.05%           1.54%
  Ratio of expenses to average net assets*                           0.81%             (d)             (d)             (d)
  Portfolio turnover rate                                          148.28%          29.95%          17.13%          13.85%

----------------
*   During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I Shares as of May 1, 2001.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions during this period.

FINANCIAL HIGHLIGHTS
================================================================================



                                                 GARTMORE GVIT GROWTH FUND
                                            (FORMERLY CAPITAL APPRECIATION FUND)

                                                        CLASS I
                                               YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(a)          2000            1999            1998            1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-BEGINNING OF YEAR                           $       25.71   $       26.59   $       21.21   $       16.28
                                              ------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                      (0.01)           0.17            0.19            0.20
  Net realized and unrealized gains (losses)
    from investments                                                (6.76)           0.92            6.14            5.39
                                              ------------  --------------  --------------  --------------  --------------
    Total investment activities                                     (6.77)           1.09            6.33            5.59
                                              ------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                                                 -           (0.17)          (0.19)          (0.20)
  In excess of net investment income                                (0.04)              -               -               -
  Net realized gains                                                (2.34)          (1.60)          (0.76)          (0.46)
  In excess of net realized gains                                   (1.88)              -               -               -
  Tax return of capital                                                 -           (0.20)              -               -
                                              ------------  --------------  --------------  --------------  --------------
    Total distributions                                             (4.26)          (1.97)          (0.95)          (0.66)
                                              ------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value                         (11.03)          (0.88)           5.38            4.93
                                              ------------  --------------  --------------  --------------  --------------
NET ASSET VALUE-END OF YEAR                                 $       14.68   $       25.71   $       26.59   $       21.21
                                              ============  ==============  ==============  ==============  ==============
Total Return                                                      (26.53)%           4.28%          29.96%          34.49%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                        $     606,599   $   1,067,839   $   1,064,498   $     481,738
  Ratio of expenses to average net assets                            0.80%           0.74%           0.67%           0.56%
  Ratio of net investment income to average
    net assets                                                     (0.07)%           0.62%           0.83%           1.10%
  Ratio of expenses to average net assets*                           0.83%             (d)             (d)             (d)
  Portfolio turnover rate                                          205.34%          24.70%          10.67%          10.88%

----------------
*   During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I Shares as of May 1, 2001.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions during this period.

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)

-    Annual Report

-    Semi-Annual Report

To obtain a document free of charge, contact us at the address or number listed below.

FOR ADDITIONAL INFORMATION, PLEASE CONTACT YOUR VARIABLE INSURANCE PROVIDER.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213



GARTMORE FUNDS

Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205

WWW.GARTMOREFUNDS.COM                                             FND-1103 1/02

[PICTURE OMITTED]

CORE FIXED INCOME SERIES

Gartmore GVIT Government Bond Fund (formerly "NSAT Government Bond Fund") Gartmore GVIT Money Market Fund (formerly "NSAT Money Market Fund")



Gartmore Funds                              www.gartmorefunds.com


PROSPECTUS
MAY 1, 2002




                                [GRAPHIC OMITTED]




Look BEYOND(SM).


                                   As  with all mutual funds, the Securities and
                                   Exchange  Commission  has  not  approved  or
                                   disapproved these Funds' shares or determined
GARTMORE                           whether  this  prospectus  is  complete  or
------------------                 accurate.  To  state  otherwise  is  a crime.
GLOBAL INVESTMENTS                 www.gartmorefunds.com

TABLE OF CONTENTS
================================================================================



FUND SUMMARIES


GARTMORE GVIT GOVERNMENT BOND FUND. . . . . . . . . . . . . . . 3
(FORMERLY, GOVERNMENT BOND FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

GARTMORE GVIT MONEY MARKET FUND . . . . . . . . . . . . . . . . 6
(FORMERLY, MONEY MARKET FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUNDS. . . . . . . . . . . . . . . . . . . . . . 8
More About the Government Bond Fund
More About the Money Market Fund
Temporary Defensive Positions

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . 11
Management's Discussion of the Funds' Performance
Investment Adviser

BUYING AND SELLING FUND SHARES . . . . . . . . . . . . . . . . 12
Who Can Buy Shares of the Funds
Purchase Price
Selling Shares
Restrictions on Sales

DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . . . . . . . 14
Dividends and Distributions
Tax Status

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . 15

ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . BACK COVER

FUND SUMMARIES
================================================================================


This prospectus provides information about two funds offered by Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust), which include a bond fund and a money market fund (individually, a Fund, together, the Funds). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 8. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy (each a "variable insurance contract"). You'll find details about how your variable insurance contract works in the accompanying prospectus.

This prospectus provides information with respect to Class I shares of each Fund and also Class II and Class III shares of the Gartmore GVIT Government Bond Fund. The share classes have different expenses and are available exclusively through variable insurance contracts offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company. See "Buying and Selling Fund Shares" on page 14 for more information.

FUND SUMMARIES - GARTMORE GVIT GOVERNMENT BOND FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The investment objective of the Fund is to provide as high a level of income as is consistent with the preservation of capital.

To achieve its goal, the Fund seeks an attractive risk-adjusted total return, with an emphasis on current income. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills, and notes. The Fund may also invest in mortgage-backed securities issued by U.S. government agencies. The Fund's dollar-weighted average portfolio maturity generally will be five to nine years.

To select investments that fit the Fund's objectives, the portfolio manager uses interest rate expectations, yield-curve analysis, economic fore-casting, market sector analysis, and other techniques. The Fund may also look for U.S. Government and agency securities that it believes are under-valued, with the goal of buying them at attractive prices and watching them increase in value. A security may be sold to take advantage of more favorable opportunities.

The Fund's portfolio manager will consider the duration of particular debt securities and the Fund's overall portfolio when managing the Fund. The Fund will generally have a duration of four to six years.

BOND MATURITY simply means the life of a bond before it comes due and must be repaid. Generally, the longer the bond's maturity, the higher the interest rate. This compensates investors for tying up their investments for longer periods. However, as described below, bonds with longer maturities are also more sensitive to price shifts caused by interest rate changes.

DURATION is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they pro-duce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns.

Some of the securities purchased by the Fund are virtually immune to credit risk, because they are issued and backed by the "full faith and credit" of the U.S. government. This means the U.S. government has the power to tax its citizens in order to pay its debts. Other securities are issued by U.S. government agencies and are not backed by the full faith and credit of the U.S. government, but are backed by the issuing agency.

PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. When mortgage-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile.

FUND SUMMARIES - GARTMORE GVIT GOVERNMENT BOND FUND
================================================================================



In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that payments of principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold or cannot be sold quickly, at an acceptable price.

For additional information about the Fund's investments and risks, see "More About the Funds" beginning on page 8.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.


ANNUAL TOTAL RETURNS-CLASS I SHARES(1):

[GRAPH OMITTED]

1991                              16.70%
1992                               7.90%
1993                               9.50%
1994                              -3.20%
1995                              18.70%
1996                               3.50%
1997                               9.70%
1998                               8.90%
1999                              -2.40%
2000                              12.50%

Best Quarter:         %    3rd Qtr. of 1991
Worst Quarter:        %    1st Qtr. of 1994

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001:

                                 1 YEAR    5 YEARS   10 YEARS
                                 ------    -------   --------
Class I shares(1)                     %          %          %
Class II shares(2)                    %          %          %
Class III shares(2)
The Merrill Lynch
  Government Master Index(3)          %          %          %

---------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class II and Class III shares. These returns have been restated to reflect the additional fees applicable to Class II shares. These returns do not reflect the short-term trading fees applicable to Class III shares . See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page ___ for more information.
3 The Merrill Lynch Government Master Index gives a broad look at how the prices of U.S. government bonds have performed. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                        CLASS I   CLASS II   CLASS III
                                        --------  ---------  ----------
Shareholder Fees(1)
  (paid directly from your investment)
  Short Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                           None       None        1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                          0.50%      0.50%       0.50%
Distribution and/or
  (12b-1) Fees                             None       0.25%        None
  Other Expenses(3)                         ___%       ___%        ___%
  TOTAL ANNUAL FUND
  OPERATING EXPENSES                        ___%       ___%        ___%

---------------
1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance polices when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
3 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, and that the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                -------  --------  --------  ---------
Class I         $        $         $         $
Class II        $        $         $         $
Class III(1)    $        $         $         $

1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

FUND SUMMARIES - GARTMORE GVIT MONEY MARKET FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less, including corporate obligations, U.S. government and agency bonds, bills and notes, the obligations of foreign governments, and the obligations of U.S. banks and U.S. branches of foreign banks, if they are denominated in U.S. dollars. The Fund may also invest in high quality floating and adjustable rate obligations and asset-backed commercial paper and may enter into repurchase agreements. Typically, the Fund's dollar-weighted average maturity will be 90 days or less.

The Fund invests in securities which the portfolio manager believes to have the best return potential. Because the Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs, to maintain target allocations and to take advantage of more favorable opportunities.

PRINCIPAL RISKS

Although the Fund's objective is to preserve capital, there can be no guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share; therefore you could lose money. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. This risk is significantly reduced due to the short-term nature of the debt securities held by the Fund. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes. This could lead to a greater fluctuation in the value of the securities the Fund owns.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

For additional information about the Fund's investments and risks, see "More About the Funds" beginning on page 8.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

[GRAPH OMITTED]

ANNUAL TOTAL RETURNS-CLASS I SHARES(1):

1991                               5.80%
1992                               3.40%
1993                               2.80%
1994                               3.90%
1995                               5.70%
1996                               5.10%
1997                               5.30%
1998                               5.30%
1999                               4.80%
2000                               6.00%

Best Quarter:       %   1st Qtr. of 1991
Worst Quarter:      %   2nd Qtr. of 1993

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001:

                             1 YEAR   5 YEARS   10 YEARS
                             ------   -------   --------
Class I shares(1)                 %         %          %
-----------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

FEES AND EXPENSES-CLASS I SHARES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.

Shareholder Fees(1)
  (paid directly from your investment)  None
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                       0.40%
  Other Expenses(2)                         %
---------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        %

------------------

1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance polices when the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

2 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although a shareholder's actual costs may be higher or lower, based on these assumptions the costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
         -------  --------  --------  ---------
Class I  $        $         $         $

MORE ABOUT THE FUNDS
================================================================================



The Funds may use the following principal investments and techniques to increase returns, protect assets or diversify investments. The Statement of Additional Information (SAI) contains additional information about the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

MORE ABOUT THE GARTMORE GVIT GOVERNMENT BOND FUND

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Government Bond Fund may invest in the following:

INVESTMENT-GRADE BONDS. These include U.S. government bonds and corporate bonds and municipal bonds that have been rated within the four highest rating categories by a rating agency. The rating agency evaluates a bond, measures the issuer's financial condition and stability and assigns a rating to the security. If a rating agency changes the bond's rating, it may affect the bond's value. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

U.S. GOVERNMENT SECURITIES. These securities include U.S. Treasury bills, U.S. Treasury notes and bonds, securities issued or guaranteed by the U.S. government, and securities issued by U.S. government agencies including:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association (GNMA), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States
-    The Federal Home Loan Banks
-    The Federal National Mortgage Association (FNMA)
- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (FHLMC)
-    The Federal Farm Credit Banks.

Although there is virtually no credit risk with U.S. government securities which are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) neither the U.S. government nor its agencies guarantee the market value of their securities. However, some securities issued by U.S. government agencies are only backed by the issuing agency, and do involve some credit risk. In addition, neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayment rates and other factors may affect the value of these securities.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers; however, as a principal strategy, the Government Bond Fund will not invest in mortgage-backed securities issued by private issuers. Collateralized Mortgage Obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. CMOs purchased by the Government Bond Fund are issued by U.S. government agencies.

Mortgage-backed securities are subject to interest rate risk and prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans, and mortgage-backed securities secured by such loans will be paid off sooner than anticipated. Reinvesting the returned principal in a lower interest rate market reduces the Government Bond Fund's income. Mortgage-backed securities are also subject to extension risk if rates increase and prepayments slow. When prepayments slow, mortgage-backed securities secured by such loans will not be paid off as soon as the portfolio manager expected. This can affect the maturity and volatility of the Fund and cause the Fund to be locked into securities with lower interest rates for longer periods of time.

FLOATING AND VARIABLE RATE SECURITIES. Floating- and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), which the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that the Government Bond Fund will be repaid prior to the stated maturity and that the principal will be reinvested when the market is paying a lower interest rate, reducing the Government Bond Fund's income. The Government Bond Fund will only purchase floating- and variable-rate securities of the same quality as the securities it would otherwise purchase.

MATURITY. Every debt security has a stated maturity date when the issuer must repay the security's entire principal value to the investor. However, many debt securities are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a security's "effective maturity" is usually its nearest call date. For mortgage-backed securities, the rate at which homeowners pay down their mortgage principal helps to determine the effective maturity of mortgage-backed securities.

A bond mutual fund has no real maturity, but it does have a weighted average maturity. This number is an average of the stated or effective maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets it represents. Funds that target maturities normally use the effective rather than stated maturities of the bonds in the portfolio when computing the average. This provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than a fund targeting a stated maturity or maturity range.

DURATION. Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years - the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, the Government Bond Fund may hold up to 100% of its assets in cash or money market obligations. Should this occur, the Fund may not meet its respective investment objectives and may miss potential market upswings.

MORE ABOUT THE GARTMORE GVIT MONEY MARKET FUND

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Money Market Fund may invest in the following securities:

MONEY MARKET OBLIGATIONS. These include:

-    U.S. Government securities with remaining maturities of 397 days or less
- Commercial paper rated in one of the two highest categories of any nationally recognized statistical rating organization (rating agency)
- Asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any rating agency
- Short-term bank obligations rated in one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less)
- Repurchase agreements relating to debt obligations that the Fund could purchase directly
- Unrated debt obligations with remaining maturities of 397 days or less that are determined by GMF to be of comparable quality to the securities described above.

Generally, money market obligations will not increase in value, but they are high quality investments that offer a fixed rate of return, as well as liquidity.

FLOATING AND VARIABLE RATE SECURITIES. Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating-or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to credit and interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that the Money Market Fund will be repaid prior to the stated maturity and that the principal will be reinvested in a lower interest rate market that reduces the Money Market Fund's income. The Money Market Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities it would otherwise purchase.

MORE ABOUT THE FUNDS
================================================================================



REPURCHASE AGREEMENTS. When entering into a repurchase agreement, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Money Market Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Money Market Fund could experience delays in recovering the amounts owed to it.

ASSET-BACKED COMMERCIAL PAPER. The Fund may invest in asset-backed commercial paper that is secured by and paid from a pool of assets such as installment loan contracts, leases of various types of property and receivables from credit cards. Asset-backed commercial paper is issued and supported by private issuers. This type of commercial paper is also subject to interest rate risk and credit risk.

PRINCIPAL RISKS

The Money Market Fund is a low-risk investment compared to most other investments. Given its objective-to preserve capital, generate income and maintain liquidity-the Money Market Fund invests in low-risk, high-quality securities. No investment, however, is free of all risk. Any time an investor buys commercial paper or similar obligations, there is credit risk and interest rate risk.

NON-PRINCIPAL RISK

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price. To the extent the Fund invests in illiquid securities such as extendable commercial notes (whose maturity may be extended to up to 390 days at the option of the issuer), it is subject to this risk. The Fund will limit this risk by investing primarily in relatively short-term, high-quality securities.

MANAGEMENT
================================================================================



INVESTMENT ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of each of the Funds. GMF was organized in 1999, and manages mutual funds. As of November 30, 2001, GMF and its affiliates had approximately $26.3 billion in assets under management, of which $14 billion is managed by GMF.

Each Fund pays GMF a management fee, which is based on the Funds' average daily net assets. The total management fee paid by each of the Funds for the fiscal year ended December 31, 200 1, expressed as a percentage of the Fund's average daily net assets, was as follows:

FUND                                                 FEE
----                                                -----
Gartmore GVIT Government Bond Fund                  0.50%
Gartmore GVIT Money Market Fund                     0.40%

GOVERNMENT BOND FUND

Portfolio Manager: Gary Hunt has managed the Gartmore GVIT Government Bond Fund since 1997. He also manages the Gartmore Government Bond Fund and the Nationwide Global U.S. Government Bond Fund, an off-shore Fund. Mr. Hunt joined Nationwide, an affiliate of the Fund's investment adviser, in 1992 as a securities analyst. He is currently a director and manages the U.S. Agency Mortgage Backed sector and Commercial Mortgage Backed Securities portfolio for Nationwide.

MONEY MARKET FUND

Portfolio Manager: Karen G. Mader is the portfolio manager of the Gartmore GVIT Money Market Fund, which she has managed since 1987. Ms. Mader also manages the Gartmore GVIT Money Market Fund II for the Trust.

BUYING AND SELLING FUND SHARES
================================================================================



WHO CAN BUY SHARES OF THE FUNDS

Class I and Class III shares of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company (collectively, Nationwide), to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Class III shares may be subject to a short-term trading fee as described below. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

Each Fund sells its Class I and the Gartmore GVIT Government Bond Fund also offers Class III shares shares to separate accounts of Nationwide and the Gartmore GVIT Government Bond Fund may also sell its Class II shares to separate accounts of other unaffiliated insurance companies. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

Nationwide Securities, Inc. is currently the distributor for the Funds. It is ancitipated that Gartmore Distribution Services, Inc. (formerly Nationwide Advisory Services, Inc.) will become the Funds' distributor after _____, 2002.

PURCHASE PRICE

The purchase price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's Class I shares. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund allocable to such class, less its liabilities allocable to that class, divided by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern
Time) on each day the Exchange is open for trading.

The Funds do not determine NAV on the following days:

-    New Year's Day
-    Martin Luther King Jr. Day
-    Presidents' Day
-    Good Friday
-    Memorial Day
-    Independence Day
-    Labor Day
-    Thanksgiving Day
-    Christmas Day
-    Other days when the New York Stock Exchange is not open.
A Fund reserves the right not to determine NAV when:
-    It has not received any orders to purchase, sell, or exchange shares
-    Changes in the value of the Funds' portfolio do not affect its NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust, as the Funds' administrator, or its agent, determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopt-ed by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists.

A Fund may delay or refuse any exchange, transfer or redemption request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

SHORT-TERM TRADING FEES

Short-term trading may be defined as frequent, short-term exchange activity for the purpose of profiting from day to day fluctuations in the Fund's share price. This activity increases portfolio management expenses and disrupts portfolio management strategies. This, in turn, increases the probability that portfolio performance will be negatively impacted for all variable insurance contract owners indirectly investing in a Fund.

For these reasons, the Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner. A separate account that redeems Class III shares on behalf of a variable insurance contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the variable insurance contract owner for 60 days or less. For this purpose, if Class III shares were purchased on separate days, the Class III shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class III shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the affected Fund when a short-term redemption within the variable insurance contract occurs (i.e. the affected Fund is held 60 days or less) by the insurance company on behalf of the Fund, and they are intend-ed to discourage variable insurance contract owners from short-term trading of Class III shares. They are designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading.

This fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These redemptions within a variable insurance contract include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

1. Scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging
2. Variable insurance contract withdrawals or loans, including required minimum distributions
3. Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION PLAN

In addition to expenses that may be imposed by varible insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor for the Funds for expenses associated with distributing and selling Class II shares of the Fund and providing shareholder services. Under that Distribution Plan, the Government Bond Fund pays its distributor from its Class II shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II Shares' average daily net assets.

Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase over time and may cost you more than paying other types of sales charges.

DISTRIBUTIONS AND TAXES
================================================================================



DIVIDENDS AND DISTRIBUTIONS

Substantially all of the Government Bond Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Government Bond Fund. The Money Market Fund declares dividends daily and distributes them each month in the form of additional shares of the Money Market Fund. Any net capital gains realized by the Funds from the sale of their portfolio securities will be declared and paid to shareholders at least annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

FINANCIAL HIGHLIGHTS
================================================================================



FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.

                                                                           GARTMORE  GVIT  GOVERNMENT  BOND  FUND
                                                                             (FORMERLY  GOVERNMENT  BOND  FUND)
                                                                                          Class I

                                                          YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                           DECEMBER    DECEMBER    DECEMBER    DECEMBER    DECEMBER
                                                         31, 2001(a)  31, 2000     31, 1999    31, 1998    31, 1997
---------------------------------------------------------------------------------------------------------------------
NET ASSETS VALUE - BEGINNING OF PERIOD                                 $   10.79   $   11.69   $   11.38   $   11.04
                                                         ------------  ----------  ----------  ----------  ----------
INVESTMENT ACTIVITIES:
  Net investment income                                                     0.66        0.61        0.63        0.69
  Net realized and unrealized gains (losses)
    from investments                                                        0.65       (0.88)       0.37        0.34
                                                         ------------  ----------  ----------  ----------  ----------
    Total investment activities                                             1.31       (0.27)       1.00        1.03
                                                         ------------  ----------  ----------  ----------  ----------

DISTRIBUTIONS:
  Net investment income                                                    (0.66)      (0.61)      (0.63)      (0.69)
  Net realized gains                                                           -       (0.02)      (0.06)          -
                                                         ------------  ----------  ----------  ----------  ----------
    Total distributions                                                    (0.66)      (0.63)      (0.69)      (0.69)
                                                         ------------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset value                                  0.65       (0.90)       0.31        0.34
                                                         ------------  ----------  ----------  ----------  ----------

NET ASSET VALUE-END OF YEAR                                            $   11.44   $   10.79   $   11.69   $   11.38
                                                         ============  ==========  ==========  ==========  ==========

Total Return                                                               12.54%     (2.35)%       8.91%       9.67%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                                   $ 867,139   $ 769,957   $ 761,897   $ 475,392
  Ratio of expenses to average net assets                                   0.66%       0.65%       0.57%       0.53%
  Ratio of net investment income to average net assets                      6.00%       5.41%       5.60%       6.19%
  Ratio of expenses to average net assets*                                  0.73%         (d)         (d)         (d)
  Portfolio turnover rate                                                  75.91%      51.61%      32.03%      68.61%

------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have  been  as  indicated.
(a)  The existing shares of the Fund were designated Class I Shares as of May 1, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d)  There  were  no  fee  reductions  during  this  period.

FINANCIAL HIGHLIGHTS
================================================================================


                                                  GARTMORE GVIT MONEY MARKET FUND
                                                   (FORMERLY MONEY MARKET FUND)
                                                              CLASS I

                                       YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                      DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2001(a)          2000            1999            1998            1997            1996
NET ASSETS VALUE - BEGINNING OF
  PERIOD                                            $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
INVESTMENT ACTIVITIES:
  Net investment income                                      0.06            0.05            0.05            0.05            0.05
    Total investment activities                              0.06            0.05            0.05            0.05            0.05
DISTRIBUTIONS:
  Net investment income                                     (0.06)          (0.05)          (0.05)          (0.05)          (0.05)
    Total distributions                                     (0.06)          (0.05)          (0.05)          (0.05)          (0.05)
NET ASSET VALUE - END OF YEAR                       $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
Total Return                                                 6.03%           4.81%           5.27%           5.26%           5.12%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                $   1,982,922   $   2,127,500   $   1,373,334   $     993,597   $     983,529
  Ratio of expenses to average net
    assets                                                   0.55%           0.54%           0.46%           0.51%           0.51%
  Ratio of net investment income to
    average net assets                                       5.87%           4.77%           5.15%           5.16%           5.00%
  Ratio of expenses to average net
    assets*                                                  0.61%             (d)             (d)             (d)             (d)


*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  The existing shares of the Fund were designated Class I Shares as of May 1, 2001.
(b)  Not annualized.
(c)  Annualized.
(d)  There were no fee reductions during this period.

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)

-    Annual Report

-    Semi-Annual Report

To obtain a document free of charge, contact us at the address or number listed below.

FOR ADDITIONAL INFORMATION, PLEASE CONTACT YOUR VARIABLE INSURANCE PROVIDER.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA
THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213




GARTMORE FUNDS

Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205

WWW.GARTMOREFUNDS.COM

Gartmore Variable Insurance Trust
(formerly, Nationwide(R) Separate Account Trust)


                                        May  1,  2002


                                        As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.






-    GVIT Small Cap Value Fund
     (formerly  Nationwide(R)  Small  Cap  Value  Fund)

-    GVIT Small Company Fund
     (formerly  Nationwide(R)  Small  Company  Fund)

-    GVIT Small Cap Growth Fund
     (formerly  Nationwide(R)  Small  Cap  Growth  Fund)

TABLE OF CONTENTS
================================================================================



FUND SUMMARIES

GVIT SMALL CAP VALUE FUND. . . . . . . . . . . . . . . . . . . . . .           3
(FORMERLY NATIONWIDE SMALL CAP VALUE FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

GVIT SMALL COMPANY FUND. . . . . . . . . . . . . . . . . . . . . . .           6
(FORMERLY NATIONWIDE SMALL COMPANY FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses
Investment Strategies of Gartmore Mutual Fund Capital Trust and the Subadvisers

GVIT SMALL CAP GROWTH FUND . . . . . . . . . . . . . . . . . . . . .          10
(FORMERLY NATIONWIDE SMALL CAP GROWTH FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses
Investment Strategies of the Subadvisers

MORE ABOUT THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . .          13
Principal Investments and Techniques
Principal Risks
Temporary Defensive Positions

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          15
Management's Discussion of Fund Performance
Investment Management

BUYING AND SELLING FUND SHARES . . . . . . . . . . . . . . . . . . .          18
Who Can Buy Shares of the Funds
Purchase Price
Selling Shares
Restrictions on Sales

DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . . . . . . . . . .          20
Dividends and Distributions
Tax Status

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . .          21

ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . .  BACK COVER

FUND SUMMARIES
================================================================================



This prospectus provides information about three funds, the ("Funds") offered by Gartmore Variable Insurance Trust (formerly Nationwide Separate Account Trust). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 13. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.


A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy (each a "variable insurance contract"). You'll find details about how your variable insurance contract works in the accompanying prospectus.

Each Fund offers three classes of shares, Class I, Class II and Class III shares. The share classes have different expenses and are available for purchase through different variable insurance contracts. This prospectus provides information with respect to the three classes. For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page 21.

Each Fund employs a "multi-manager" structure, which means that Gartmore Mutual Fund Capital Trust (GMF), as the Funds' investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with GMF, for a Fund without shareholder approval. GMF believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See "Management-Multi-Manager Structure" for more information.

FUND SUMMARIES - GVIT SMALL CAP VALUE FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund's investment objective is capital appreciation.

Gartmore Mutual Fund Capital Trust (GMF) and The Dreyfus Corporation (Dreyfus), which GMF has selected as a subadviser to the Fund, each manage a portion of the Fund's portfolio on a day-to-day basis. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by small capitalization companies. Small capitalization companies are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R) Index1, known as small cap companies. The Russell 2000(R) Index, published by the Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. As of December 31, 2001, the market capitalization of companies in the Russell 2000 Index ranged from approximately $4.1 million to $2.3 billion. Due to market fluctuations and the index's annual reconstitution, the current market capitalization of the companies within the Russell 2000 Index may be higher or lower over time. The Fund may invest up to 20% of its total assets in equity securities of foreign companies.

The equity securities which the Fund holds are primarily common stocks although it may purchase other equity securities such as preferred stock and convertible securities.

The Fund will invest in stocks of U.S. and foreign companies which GMF or Dreyfus believes qualify as "value" companies. These companies often have good earnings growth potential, and GMF or Dreyfus believes that the market has undervalued them. These companies may also have relatively low price to book ratios, low price to earnings ratios or higher than average dividend payments in relation to price. The Fund may also invest in unrecognized stocks and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which GMF or Dreyfus believes have favorable prospects for recovery).

Smaller capitalization companies are often undervalued for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position without purchasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which could result in greater discrepancies in valuation. GMF or Dreyfus will consider selling a security if there are more attractive securities available, if the business environment is changing or to control the overall risk of the Fund.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GMF's or Dreyfus' ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow portion of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

MID/SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of mid and small cap companies are usually less stable in price and less liquid than the stocks of larger companies.


----------------
1 The Russell 2000(R) Index is a registered service mark of the Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

FUND SUMMARIES - GVIT SMALL CAP VALUE FUND
================================================================================



FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs and delayed settlement.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on value stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

PORTFOLIO TURNOVER RISK. GMF or Dreyfus may engage in active and frequent trading of securities if either believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund. For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURNS-CLASS I SHARES(1):

[GRAPH OMITTED]

1998                              -3.1%
1999                              27.8%
2000                              11.2%

Best Quarter:          ___% 2nd Qtr. of 1999
Worst Quarter:         ___% 3rd Qtr. of 1998

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001:

                                      ONE         SINCE
                                     YEAR  INCEPTION(2)
                             ------------  ------------
Class I shares(1)                      -%            -%
Class II shares(3)                     -%            -%
Class III shares(3)                    -%            -%
Russell 2000 Value Index(4)            -%            -%

---------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2 The Fund commenced operations on October 31, 1997. Until February 5, 2001, The Dreyfus Corporation managed the Fund alone.
3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class II or Class III shares. These returns have been restated to reflect the additional fees applicable to Class II shares. These returns do not reflect the short-term trading fees applicable to Class III shares. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page ___ for more information.
4 The Russell 2000(R) Value Index measures the performance of the companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Unlike mutual fund returns, the Russell 2000 Value Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                        CLASS I   CLASS II   CLASS III
                                        --------  ---------  ----------
Shareholder Fees(1)
  (paid directly from your investment)
  Short Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                            None      None        1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Distribution and/or (12b-1)
    Fees                                    None      0.25%        None
  Management Fees                          0.90%      0.90%       0.90%
  Other Expenses                           ____%      ____%       ____%
-----------------------------------------------------------------------

TOTAL ANNUAL FUND
  OPERATING EXPENSES                       ____%      ____%       ____%

----------------
1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
3 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

              1 YEAR   3 YEARS   5 YEARS   10 YEARS
              -------  --------  --------  ---------
Class I       $   ___  $    ___  $    ___  $     ___
Class III(1)  $   ___  $    ___  $    ___  $     ___

----------------
1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

FUND SUMMARIES - GVIT SMALL COMPANY FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term growth of capital.

The Fund invests primarily in equity securities of small capitalization companies. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. Small capitalization companies are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R) Index(1) (the Russell 2000). These companies are known as small cap companies. The Russell 2000(R), published by The Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. As of December 31, 2001, the market capitalization of companies in the Russell 2000 Index ranged from approximately $4.1 million to $2.3 billion. Due to market fluctuations and the index's annual reconstitution, the current market capitalization of the companies within the Russell 2000 Index may be higher or lower over time.

A portion of the Fund will be invested in equity securities of small-capitalization companies that are located outside of the United States. A portion of the Fund's assets may be invested in equity securities of the companies whose market capitalizations exceed that of small companies.

The equity securities which the Fund holds are primarily common stocks, although it may purchase other equity securities such as preferred stock and convertible securities.

GMF and each of the Fund's subadvisers will adhere to its own buy and sell strategy, and portfolio turnover rate will not be considered a limiting factor for the Fund but may result in higher transaction costs and increased volatility. See "Investment Strategies of Gartmore Mutual Fund Capital Trust and the Subadvisers for the Small Company Fund" on page 8.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current stock price.

As part of its responsibilities to the Fund, and in addition to managing a portion of the Fund itself, GMF, the Fund's investment adviser, initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. GMF has selected the following subadvisers for the Fund: THE DREYFUS CORPORATION, GARTMORE GLOBAL PARTNERS, NEUBERGER BERMAN, LLC, STRONG CAPITAL MANAGEMENT, INC., and WADDELL & REED INVESTMENTMANAGEMENT COMPANY. Each subadviser and GMF manages a portion of the Fund's investment portfolio. The subadvisers have been chosen because they approach investing in small cap securities in different ways from GMF and from each other, and GMF believes that diversification among securities and investment styles will increase the potential for investment return and potentially reduce risk and volatility. For a description of the investment strategies used by each subadviser and GMF, see "Investment Strategies of Gartmore Mutual Fund Capital Trust and the Subadvisers for the Small Company Fund" on page 8.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GMF's and each subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow portion of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

MID-/SMALL-CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of mid- and small-cap companies are usually less stable in price and less liquid than the stocks of larger companies.

----------------
1 The Russell 2000(R) Index is a registered service mark of the Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

================================================================================



FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs and delayed settlement.

SECTOR RISK. Companies that are generally in the same industry may be grouped together in broad categories called sectors. Sector risk is the risk that a certain sector of the economy (e.g., the health care or entertainment industry) may perform differently than other sectors or the market as a whole. As GMF and one or more subadvisers together allocate more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

SPECIAL SITUATION COMPANIES RISK. Special situation companies are companies which may be subject to acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. For instance, from time to time the stock market may favor growth- or value-oriented stocks. At another time, the market will not favor equity securities at all. The mix of investment styles used by the subadvisers may result in higher or lower Fund performance than if a single investment style-such as investing in growth stocks-is currently in favor with investors.

NONDIVERSIFIED FUND RISK. The Fund is nondiversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.

PORTFOLIO TURNOVER RISK. GMF or a subadviser may engage in active and frequent trading of securities if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURNS-CLASS I SHARES (1):

1996                       22.8%
1997                       17.4%
1998                        1.0%
1999                       44.0%
2000                        8.9%

Best quarter:    ___% 4th qtr. of 1999
Worst quarter:   ___% 3rd qtr. of 1998

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001:

                                                            SINCE
                                   1 YEAR        5 YEAR  INCEPTION(2)
                             ------------  ------------  ------------
Class I shares(1)                    ___%          ___%          ___%
Class II shares(3)                   ___%          ___%          ___%
Class III shares(3)                  ___%          ___%          ___%
The Russell 2000(R) Index(4)         ___%          ___%          ___%

---------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2    The Fund commenced operations on October 23, 1995.
3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class II or Class III shares. These returnshave been restated to reflect the additional fees applicable to Class II shares. These returns do not reflect the short-term trading fees applicable to Class III shares. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __ for more information.
4 The Russell 2000(R) Index is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Unlike mutual fund returns, the Russell 2000 Index does not include expenses. If expenses were deducted, the actual returns of this Index would be lower.

FUND SUMMARIES - GVIT SMALL COMPANY FUND
================================================================================



FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                        CLASS I   CLASS II   CLASS III
                                        --------  ---------  ----------
Shareholder Fees(1)
  (paid directly from your investment)
  Short Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                             None      None       1.00%

Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees(3)                       0.93%      0.93%       0.93%
  Distribution and/or
    Service (12b-1) Fees                    None      0.25%        None
    Other Expenses(4)                       ___%       ___%        ___%
-----------------------------------------------------------------------
TOTAL ANNUAL FUND
  OPERATING EXPENSES                        ___%       ___%        ___%

---------------
1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired
3 The Management Fee has been changed to 0.93% at all asset levels, effective May 1, 2001.
4 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

              1 YEAR   3 YEARS   5 YEARS   10 YEARS
              -------  --------  --------  ---------
Class I       $   ___  $    ___  $    ___  $     ___
Class II      $   ___  $    ___  $    ___  $     ___
Class III(1)  $   ___  $    ___  $    ___  $     ___

----------------
1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

INVESTMENT STRATEGIES OF GARTMORE MUTUAL FUND CAPITAL TRUST AND THE SUBADVISERS FOR THE SMALL COMPANY FUND

The following is a description of the investment strategies used by GMF and each subadviser for the Fund. GMF and each subadviser manages a portion of the Fund's assets in accordance with the investment objective and principal strategies described previously.

THE DREYFUS CORPORATION ("DREYFUS") uses a blended approach, investing in growth stocks, value stocks or stocks that exhibit characteristics of both. Using fundamental research and direct management contact, Dreyfus seeks stocks with superior prospects for accelerated earnings growth. It also seeks special situations, such as a corporate restructuring or management changes, that could increase the stock price of a special situation company.

Dreyfus uses a sector management approach, supervising a team of sector managers who insist on making buy and sell decisions within their respective areas of expertise. The sector weightings of this portion of the Fund typically approximate those of the Russell 2000 Index.

Dreyfus typically sells a stock when the reasons for buying it no longer apply, or when the company begins to show deteriorating fundamentals, poor relative performance, or excessive valuation.

GARTMORE GLOBAL PARTNERS ("GGP") invests its portion of the Fund primarily in equity securities of small-capitalization companies that are headquartered, domiciled or have their principal business functions located outside the United States, including such companies in Europe, Australasia and the Far East. For the portion of the Fund it manages, GGP considers a small-capitalization company to be a company whose market capitalization is similar to companies represented by the Morgan Stanley Capital International (MSCI) Developed Countries EAFE Small Cap Index (small cap companies). GGP selects regions, countries and companies it believes have the potential for unexpected growth.

GGP is a growth stock adviser and its investment philosophy rests on two fundamental principles:

- Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earn-ings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes offer earnings growth that exceeds market expectations; and
- GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

GARTMORE MUTUAL FUND CAPITAL TRUST ("GMF") invests primarily in stocks of U.S. and foreign companies which it considers to be "value" companies. These companies have good earnings growth potential and GMF believes that the market has undervalued them. GMF will also invest in unrecognized stocks and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which GMF believes have favorable prospects for recovery).

GMF believes that smaller capitalization companies are often undervalued for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position without purchasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which could result in greater discrepancies in valuation.

NEUBERGER BERMAN, LLC ("NEUBERGER BERMAN") looks for undervalued small-cap companies whose current product lines and balance sheets are strong. Factors in identifying these companies may include:

-    Above-average returns
-    An established market niche
- Circumstances that would make it difficult for new competitors to enter the market
-    The ability of the companies to finance their own growth
- Sound future business prospects This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with small-company stocks.

At times, Neuberger Berman may emphasize certain industries that it believes will benefit from market or economic trends. At the time a stock is purchased, Neuberger Berman will set a target price at which it will sell that security. The managers, in fact, will begin to pare back the position when the stock is within 10% of the target price. If its analysis of a security turns out to be incorrect, Neuberger Berman will generally seek to liquidate the holding as soon as possible, although it occasionally may delay selling a security in anticipation of a better selling opportunity.

STRONG CAPITAL MANAGEMENT, INC. ("STRONG") invests in companies whose earnings it believes to be in a relatively strong growth trend, and, to a lesser extent, in companies in which further growth is not anticipated but which Strong feels are undervalued. In seeking companies with favorable growth prospects, Strong looks for factors such as:

-    Prospects for above-average sales and earnings growth
-    High return on invested capital
-    Overall financial strength
-    Competitive advantages, including innovative products and services
-    Effective research, product development and marketing
-    Stable, capable management

Strong may choose to sell a stock if its growth prospects become less attractive or its fundamental qualities decline.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY ("WRIMCO") seeks companies whose earnings it believes are likely to grow faster than the economy. WRIMCO emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth. WRIMCO may look at a number of factors relating to a company, such as:

-    Aggressive or creative management
-    Technological or specialized expertise
-    New or unique products or services
-    Entry into new or emerging industries

In general, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

FUND SUMMARIES - GVIT SMALL CAP GROWTH FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks capital growth.

Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. Small capitalization companies are companies with market capitalizations in the range of companies represented by the Russell 2000 Index(1), known as small cap companies. The Russell 2000 Index, published by the Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. As of December 31, 2001, the market capitalization of companies in the Russell 2000 Index ranged from approximately $4.1 million to $2.3 billion. Due to market fluctuations and the index's annual reconstitution, the current market capitalization of the companies within the Russell 2000 Index may be higher or lower over time. The balance of the Fund's assets may be invested in equity securities of larger cap companies. Equity securities include preferred stocks, securities convertible into common stock and warrants for the purchase of common stock. The Fund may also invest in foreign securities.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

As part of its responsibilities to the Fund, GMF initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. GMF has chosen NEUBERGER BERMAN, LLC and WADDELL & REED INVESTMENT MANAGEMENT COMPANY each to manage a portion of the Fund. The subadvisers have been chosen because they approach investing in small cap companies in different ways. GMF believes that diversification among securities and styles will increase the potential for investment return and reduce risk and volatility. For a description of the investment strategies used by each subadviser, see "Investment Strategies of the Subadvisers of the Small Cap Growth Fund" on page 12.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by each subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow portion of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

SMALL-CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of small companies are usually less stable in price and less liquid than the stocks of larger companies.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs and delayed settlement.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

--------------
1 The Russell 2000(R) Index is a registered service mark of the Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

================================================================================



PORTFOLIO TURNOVER RISK. A subadviser may engage in active and frequent trading of securities if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURN-CLASS I SHARES1:

[GRAPHIC OMITTED]

2000             -16.2%

Best quarter:     ____% 1st qtr. of 2000
Worst quarter:    ____% 4th qtr. of 2000

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001:

                                     ONE       SINCE
                                    YEAR   INCEPTION(2)
                              -----------  -----------
Class I shares 1)                   ____%        ____%
Class II shares(3)                  ____%        ____%
Class III shares(3)                 ____%        ____%
Russell 2000 Growth Index(4)        ____%        ____%

----------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2    The Fund commenced operations on May 1, 1999.
3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class II or Class III shares. These returns have been restated to reflect the additional fees applicable to Class II shares. These returns do not reflect the short-term trading fees applicable to Class III shares. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __ for more information.
4 The Russell 2000 Growth Index is an unmanaged index of companies included in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. These returns do not include the effect of expenses. If expenses were deducted, the actual returns of this index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                        CLASS I   CLASS II   CLASS III
                                        --------  ---------  ---------
Shareholder Fees(1)
  (paid directly from your investment)
  Short Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                            None       None       1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                          1.10%      1.10%       1.10%
  Distribution and/or (12b-1) Fees          None      0.25%        None
  Other Expenses(3)                         ___%       ___%        ___%
-----------------------------------------------------------------------
TOTAL ANNUAL FUND
  OPERATING EXPENSES                        ___%       ___%        ___%

---------------
1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
3 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

FUND SUMMARIES - GVIT SMALL CAP GROWTH FUND
================================================================================



EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

              1 YEAR   3 YEARS   5 YEARS   10 YEARS
              -------  --------  --------  ---------
Class I       $    __  $     __  $     __  $      __
Class II      $    __  $     __  $     __  $      __
Class III(1)  $    __  $     __  $     __  $      __

----------------
1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

INVESTMENT STRATEGIES OF THE SUBADVISERS OF THE SMALL CAP GROWTH FUND

The following is a description of the investment strategies used by each subadviser of the Fund. Each subadviser manages a portion of the Fund's assets in accordance with the investment objective and principal strategies as described previously.

NEUBERGER BERMAN, LLC'S ("NEUBERGER BERMAN") growth equity group takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate. Neuberger Berman follows a disciplined selling strategy, and may sell a stock when it reaches a target price, fails to perform as expected or appears substantially less desirable than another stock.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY ("WRIMCO") seeks companies whose earnings it believes are likely to grow faster than the economy. WRIMCO emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth. WRIMCO may look at a number of factors relating to a company, such as:

-    Aggressive or creative management
-    Technological or specialized expertise
-    New or unique products or services
-    Entry into new or emerging industries

In general, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

MORE ABOUT THE FUNDS
================================================================================



PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following principal investments and techniques to increase returns, protect assets or diversify investments.

The Statement of Additional Information (SAI) contains additional information about the Funds including, the Funds' other investment techniques. To obtain copy of the SAI, see the back cover.

GROWTH AND VALUE STOCKS (ALL FUNDS). Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. In comparison, a growth stock's price may be more directly linked to market developments than a value stock's price. However, value stocks tend to have higher dividend yields than growth stocks. This means they depend less on price changes for returns. Accordingly, they might not participate in upward market movements, but may be less adversely affected in a down market compared to lower yielding stocks.

PREFERRED STOCK (ALL FUNDS). Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES (ALL FUNDS). Convertible securities-also known as convertibles-include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar nonconvertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WARRANTS (SMALL CAP GROWTH). A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

PRINCIPAL RISKS

SMALL CAP RISK (ALL FUNDS). Historically, the securities of small cap companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

-    Lack depth of management
-    Lack a proven track record
-    Be unable to generate funds necessary for growth or development
- Be developing or marketing new products or services for which markets are not yet established and may never become established
-    Market products or services which may become quickly obsolete.

Certain small cap companies in which the Funds invest are in the technology-related and biotechnology industries. Small cap companies in these industries may be subject to more abrupt or erratic price movements than small cap companies in other industries. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

MORE ABOUT THE FUNDS
================================================================================



FOREIGN RISK (ALL FUNDS). Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chance that a Fund may lose money.

COUNTRY-General securities market movements in any country in which a Fund has investments are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

FOREIGN MARKETS-A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. The factors can reduce the amount the Fund can earn on its investments.

GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS-Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

CURRENCY-Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends out to its shareholders.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each Fund may hold up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

MANAGEMENT
================================================================================



INVESTMENT MANAGEMENT

Investment Adviser

GARTMORE MUTUAL FUND CAPITAL TRUST (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Funds. Subject to the supervision and direction of the Trustees, GMF also determines the allocation of Fund assets among one or more of the subadvisers and evaluates and monitors the performance of the subadvisers. GMF is also authorized to select and place portfolio investments on behalf of a Fund and currently does so for a portion of the Small Company and Small Cap Value Funds. GMF was organized in 1999 and manages mutual fund assets. As of November 30, 2001, GMF and its affiliates had approximately $26.3 billion in assets under management, of which approximately $14 billion was managed by GMF.

Each Fund pays GMF a management fee, which is based on the Funds' average daily net assets. The total management fees (including fees paid to the subadvisers), paid by each of the Funds for the fiscal year ended December 31, 2001-expressed as a percentage of each Fund's average daily net assets-was as follows:


FUND                          FEE
----                        --------
GVIT Small Cap Value Fund    0.90%*
GVIT Small Company Fund      0.93%**
GVIT Small Cap Growth Fund   1.10%

----------------
* Effective May 1, 2001, the contractual management fees for the GVIT Small Cap Value Fund have been changed to a fee of 0.90% on assets of up to $200 million and to a fee of 0.85% on assets of $200 million and more.
** Effective May 1, 2001, the contractual management fee for the GVIT Small Company Fund has been changed from a breakpoint structure, to a flat fee of 0.93%.

PORTFOLIO MANAGERS FOR THE FUNDS MANAGED IN PART BY GMF:

GVIT SMALL COMPANY FUND AND GVIT SMALL CAP VALUE FUND PORTFOLIO MANAGERS:
Jeffrey C. Petherick and Mary C. Champagne are co-portfolio managers of the portion of the Small Company Fund and the Small Cap Value Fund managed by GMF. Prior to joining GMF in January 2000, Mr. Petherick and Ms. Champagne had comanaged institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund, since June 1995. Mr. Petherick and Ms. Champagne also currently co-manage the Gartmore Value Opportunities Fund and the NorthPointe Small Cap Value Fund.

Multi-Management Structure

GMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows GMF to hire, replace or terminate subadvisers unaffiliated with GMF without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with an unaffiliated subadviser with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. GMF provides the following oversight and evaluation services to the Funds:

-    Performing initial due diligence on prospective subadvisers for the Funds
- Monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations
-    Communicating performance expectations and evaluations to the subadvisers
- Ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated

GMF does not expect to recommend frequent changes of subadvisers. GMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

THE SUBADVISERS. Subject to the supervision of GMF and the Trustees, a subadviser will manage all or a portion of a Fund's assets in accordance with a Fund's investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for a Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

MANAGEMENT
================================================================================



SUBADVISORY FEE STRUCTURE: GVIT SMALL CAP VALUE FUND: GMF has selected The Dreyfus Corporation to manage part of the Fund's portfolio. In addition, GMF manages a portion of the Fund's portfolio itself. Out of its management fee, GMF paid Dreyfus an annual subadvisory fee for the fiscal year ended December 31, 2001, based on the Fund's average daily net assets that are managed by that subadviser , of __%:

GVIT SMALL COMPANY FUND: GMF has selected five subadvisers, each of whom will manage part of the Fund's portfolio. In addition, GMF manages a portion of the Fund's portfolio itself. Out of its management fee, GMF paid each subadviser an annual subadvisory fee for the fiscal year ended December 31, 2001, in an amount equal to 0.60% of the Fund's average daily net assets that are managed by that subadviser.

The Small Company Fund's subadvisers are:
     The  Dreyfus  Corporation
     Gartmore  Global  Partners
     Neuberger  Berman,  LLC
     Strong  Capital  Management
     Waddell  &  Reed  Investment  Management  Company

Prior to August 15, 2001, the Small Company Fund was managed in part by Lazard Asset Management.

GVIT SMALL CAP GROWTH FUND: GMF has selected four subadvisers, each of whom will manage part of the Fund's portfolio. In addition, GMF manages a portion of the Fund's portfolio itself. Out of its management fee for the fiscal year ended December 31, 2001, GMF paid each subadviser an annual subadvisory fee in an amount equal to 0.60% of the Fund's average daily net assets that are managed by that subadviser.

The Small Cap Growth Fund's subadvisers are:
     Waddell  &  Reed  Investment  Management  Company
     Morgan  Stanley  Investments  LP
     Neuberger  Berman,  LLC

Prior to October 1, 2000, the Small Cap Growth Fund was managed in part by Franklin Advisers, Inc.

Prior to May 1, 2002, Morgan Stanley Investments, LP also managed the Small Cap Value Fund.

THE DREYFUS CORPORATION (DREYFUS) is the subadviser for portions of the GVIT Small Cap Value Fund and the GVIT Small Company Fund. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. As of November 30, 2001, Dreyfus managed or administered approximately $181 billion in assets for approximately 1.6 million investor accounts nationwide.

GVIT SMALL CAP VALUE FUND PORTFOLIO MANAGER: Peter I. Higgins has primary day-to-day responsibility for management of the portion of the Small Cap Value Fund's portfolio managed by Dreyfus. He has held that position since the inception of the Fund, and has been employed by Dreyfus since May 1996 and by The Boston Company Asset Management, LLC (TBC Asset Management), an affiliate of Dreyfus or its predecessor since May 1991.

GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: The primary portfolio managers for the portion of the Small Company Fund's portfolio managed by Dreyfus are Paul Kandel and Hilary Woods. Mr. Kandel serves as a Senior Sector Manager for the technology and telecommunications industries in the Small Capitalization Equity Group. Prior to joining Dreyfus in October 1994, Mr. Kandel was a manager at Ark Asset Management where he researched and recommended stocks and initial public offerings in the telecommunications, technology and selected media industries.

Ms. Woods serves as a Senior Sector Manager for the capital goods industries in the Small Capitalization Equity Group. She has held this position and worked in the Dreyfus Equity Research Department since 1987.

GARTMORE GLOBAL PARTNERS (GGP), 1200 River Road, Conshohocken, Pennsylvania 19428, is a subadviser for a portion of the GVIT Small Company Fund. GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and manages approximately $1.1 billion in assets.

GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: GGP's International Small Cap Specialists are responsible for the investment management of GGP's portion of the Small Company Fund.

NEUBERGER BERMAN, LLC (NEUBERGER BERMAN) is the subadviser for a portion of each of the GVIT Small Company and GVIT Small Cap Growth Funds. It has offices located at 605 Third Avenue, New York, New York 10158. Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $57 billion of assets as of November 30, 2001. Neuberger Berman is a member firm of the NYSE and other principal exchanges and acts as the Funds' primary broker in the purchase and sale of securities for the portion of the Funds' portfolio managed by Neuberger Berman.

GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: Judith M. Vale, who has been a member of the Small Cap Group since 1992, and Robert D'Alelio, who has been a member of the Small Cap Group since 1996, are responsible for the day-to-day management of Neuberger

================================================================================



Berman's subadvisory activities for the Small Company Fund. Ms. Vale and Mr. D'Alelio also have primary responsibility for the day-to-day management of the Neuberger Berman Genesis Portfolio.

GVIT SMALL CAP GROWTH FUND PORTFOLIO MANAGERS: Michael F. Malouf has been with Neuberger Berman since 1998 as a portfolio manager. He is also a Vice President of its affiliate, Neuberger Berman Management Inc. From 1991 to 1998 he served as an analyst, and then as portfolio manager, at Dresdner RCM Global Investors LLC.

Jennifer K. Silver is a principal of Neuberger Berman and a Vice President of its affiliate, Neuberger Berman Management Inc. She has been the Director of the Growth Equity Group since 1997. From 1981 to 1997, she was an analyst and a portfolio manager at Putnam Investments.

STRONG CAPITAL MANAGEMENT INC. (STRONG), P.O. Box 2936, Milwaukee, Wisconsin 53201, is the subadviser for a portion of the Small Company Fund. Strong was formed in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $45.9 billion as of January 31, 2001.

GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: Ronald C. Ognar and Brandon M. Nelson are co-portfolio managers for the portion of the Small Company Fund managed by Strong. Together they are primarily responsible for the day-to-day management of Strong's portion of the Fund's portfolio.

Ronald C. Ognar, CFA, has over 30 years of investment experience. He joined Strong as a portfolio manager in April 1993. Mr. Ognar also manages the Strong Growth Fund and the Strong Growth 20 Fund; and he co-manages the Strong Advisor Mid Cap Growth Fund, Strong Advisor Focus Fund, Strong Large Cap Growth Fund, and the Strong Mid Cap Growth Fund II.

Brandon M. Nelson, CFA, has over four years of investment experience. Mr. Nelson joined Strong as a research analyst in 1996. Mr. Nelson received an M.S. degree in finance from the University of Wisconsin Madison and was selected to participate in the Applied Security Analysis Program. Mr. Nelson also earned a B.B.A. degree in finance from the University of Wisconsin Madison. Mr. Nelson is also co-portfolio manager to two other small-cap funds for which Strong acts as subadviser.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY (WRIMCO) is located at 6300 Lamar, P.O. Box 29217, Overland Park, KS 66201. WRIMCO acts as investment manager to numerous investment companies and accounts and is subadviser for portions of the GVIT Small Company Fund and the GVIT Small Cap Growth Fund. As of December 31, 2000, WRIMCO managed over $35.5 billion in assets.

GVIT SMALL COMPANY FUND AND GVIT SMALL CAP GROWTH FUND PORTFOLIO MANAGERS: Mark
G. Seferovich and Grant P. Sarris together manage portions of the Small Company Fund and the Small Cap Growth Fund. Mr. Seferovich is Senior Vice President of WRIMCO and Vice President of certain other investment companies for which WRIMCO serves as investment manager. Mr. Seferovich has served as portfolio manager of investment companies managed by WRIMCO and its predecessor since February 1989. From March 1996 to March 1998, Mr. Seferovich was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO.

Mr. Sarris is Vice President of WRIMCO and Vice President of certain other investment companies for which WRIMCO serves as an investment manager. Mr. Sarris served as an investment analyst with WRIMCO and its predecessor from October 1, 1991 to January 1, 1996. From January 1996 to May 1998, Mr. Sarris served as an assistant portfolio manager for WRIMCO, and since May 1998, he has served as a portfolio manager. Mr. Sarris has been an employee of WRIMCO since October 1, 1991.

BUYING AND SELLING FUND SHARES
================================================================================



WHO CAN BUY SHARES OF THE FUNDS

Class I and Class III shares of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, (collectively, "Nationwide") to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Class III shares may be subject to a short-term trading fee as described below Class II shares may be sold to other insurance companies and to certain Nationwide separate accounts if Nationwide or its affiliates provide additional services necessary for it to receive 12b-1 fees. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

Each Fund sells Class I and Class III shares to separate accounts of Nationwide. Each Fund may also sell Class II shares to separate accounts of other unaffiliated insurance companies and of Nationwide in limited circumstances. Those Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of these Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Securities, Inc. (formerly Nationwide Advisory Services, Inc.). It is anticipated that Gartmore Distribution Services, Inc. will become the Funds' distributor after _______, 2001.

PURCHASE PRICE

The purchase price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's Class I shares. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund allocable to such class, less its liabilities allocable to that class, divided by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not determine NAV on the following days:

-    New  Year's  Day
-    Martin  Luther  King  Jr.  Day
-    Presidents'  Day
-    Good  Friday
-    Memorial  Day
-    Independence  Day
-    Labor  Day
-    Thanksgiving  Day
-    Christmas  Day
-    Other  days  when  the  New  York  Stock  Exchange  is  not  open.

A Fund reserves the right not to determine NAV when:

-    It  Fund  has not received any orders to purchase, sell, or exchange shares
-    Changes  in  the  value  of  the  Fund's  portfolio  do not affect its NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust, as the Fund's administrator or its agent determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

================================================================================



RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists.

A Fund may delay or refuse any exchange, transfer or redemption request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

SHORT-TERM TRADING FEES

Short-term trading may be defined as frequent, short-term exchange activity for the purpose of profiting from day to day fluctuations in the Fund's share price. This activity increases portfolio management expenses and disrupts portfolio management strategies. This, in turn, increases the probability that portfolio performance will be negatively impacted for all variable insurance contract owners indirectly investing in a Fund.

For these reasons, the Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner. A separate account that redeems Class III shares on behalf of a variable insurance contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the variable insurance contract owner for 60 days or less. For this purpose, if Class III shares were purchased on separate days, the Class III shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class III shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the affected Fund when a short-term redemption within the variable insurance contract occurs (i.e. the affected Fund is held 60 days or less) by the insurance company on behalf of the Fund, and they are intended to discourage variable insurance contract owners from short-term trading of Class III shares. They are designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading.

This fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These redemptions within a variable insurance contract include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

1. Scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging
2. Variable insurance contract withdrawals or loans, including required minimum distributions
3. Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor of a Fund for expenses associated with distributing and selling Class II shares of the Fund and providing shareholder services. Under the Distribution Plan, a Fund that has Class II shares pays its distributor from its Class II shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II shares average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase over time and may cost you more than paying other types of sales charges.

DISTRIBUTIONS AND TAXES
================================================================================



DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or for the period of the Fund's operations if less than five years). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.

                                                  GVIT SMALL CAP VALUE FUND
                                         (FORMERLY NATIONWIDE SMALL CAP VALUE FUND)
                                                          CLASS I
                                                          -------

                                              YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED,
                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(A)          2000            1999            1998           1997(B)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS VALUE
BEGINNING OF PERIOD                                         $        9.72   $        9.49   $        9.79   $        10.00
                                             -------------  --------------  --------------  --------------  ---------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                      (0.02)          (0.02)          (0.01)            0.01
  Net realized/unrealized gains (losses)
    from investments                                                 1.06            2.38           (0.29)           (0.17)
                                             -------------  --------------  --------------  --------------  ---------------
    Total investment activities                                      1.04            2.36            (0.3)           (0.16)
                                             -------------  --------------  --------------  --------------  ---------------
DISTRIBUTIONS:
  Net investment income                                                 -               -               -            (0.01)
  Net realized gains                                                (2.06)          (2.13)              -            (0.04)
                                             -------------  --------------  --------------  --------------  ---------------
    Total distributions                                             (2.06)          (2.13)              -            (0.05)
                                             -------------  --------------  --------------  --------------  ---------------
Net increase (decrease) in net asset value                          (1.02)           0.23            (0.3)           (0.21)
                                             -------------  --------------  --------------  --------------  ---------------
NET ASSET VALUE
END OF YEAR                                                 $        8.70   $        9.72   $        9.49   $         9.79
Total Return                                                        11.20%          27.84%         (3.06)%       (1.61)%(c)
                                             =============  ==============  ==============  ==============  ===============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                        $     280,110   $     131,929   $      50,439   $        2,069
  Ratio of expenses to average net assets                            1.05%           1.05%           1.05%         1.05%(d)
  Ratio of net investment income to average
    net assets                                                     (0.31)%         (0.28)%         (0.21)%         0.50%(d)
  Ratio of expenses to average net assets*                           1.20%           1.27%           1.33%         6.31%(d)
  Portfolio turnover rate                                          181.85%         270.26%         283.65%            8.38%

----------------------------------------------------------------------
*    During the period certain fees were waived and/or reimbursed. If such   waivers/reimbursements had not occurred, the ratios
     would have been as indicated.
(a)  The existing shares of the Fund were designated Class I Shares as of May 1, 2001.
(b)  Period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not annualized.
(d)  Annualized.

FINANCIAL HIGHLIGHTS
========================================================================================================================

                                                 GVIT SMALL COMPANY FUND
                                         (FORMERLY NATIONWIDE SMALL COMPANY FUND)
                                                          CLASS I
                                                          -------

                                               YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  2001           2000            1999            1998            1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS VALUEBEGINNING OF YEAR                           $       22.12   $       16.01   $       15.85   $       13.89
                                              ------------  --------------  --------------  -------------   -------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                       0.02           (0.03)           0.03            0.01
  Net realized/unrealized gains (losses) from
    investments and foreign currencies                               1.91            7.03            0.13             2.4
                                              ------------  --------------  --------------  -------------   -------------
    Total investment activities                                      1.93               7            0.16            2.41
                                              ------------  --------------  --------------  -------------   -------------
DISTRIBUTIONS:
  Net investment income                                             (0.01)              -               -               -
  Net realized gains                                                (3.42)          (0.89)              -           (0.45)
  In excess of net realized gains                                   (0.62)              -               -               -
                                              ------------  --------------  --------------  -------------   -------------
    Total distributions                                             (4.05)          (0.89)              -           (0.45)
                                              ------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net asset value                          (2.12)           6.11            0.16            1.96
                                              ------------  --------------  --------------  -------------   -------------
NET ASSET VALUEEND OF YEAR                                  $       20.00   $       22.12   $       16.01   $       15.85
                                              ============  ==============  ==============  =============   =============
  Total Return                                                       8.90%          44.02%           1.01%          17.35%
  Ratios/Supplemental Data:
  Net assets, at end of period (000)                        $     790,607   $     542,537   $     406,569   $     343,808
  Ratio of expenses to average net assets                            1.21%           1.15%           1.07%           1.11%
  Ratio of net investment income to average
    net assets                                                       0.06%         (0.16)%           0.21%           0.05%
  Portfolio turnover rate                                          163.66%         134.74%         141.27%         134.38%

----------------
(a) The existing shares of the Fund were designated Class I Shares as of May 1, 2001.
(b) Not annualized.
(c) Annualized.

                                    GVIT SMALL CAP GROWTH FUND
                           (FORMERLY NATIONWIDE SMALL CAP GROWTH FUND)
                                             CLASS I

                                               YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                 2001(A)          2000          1999(B)
                                              -------------  --------------  --------------
NET ASSETS VALUE BEGINNING OF PERIOD                         $       19.69   $       10.00
                                              -------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                       (0.02)          (0.01)
  Net realized/unrealized gains (losses) from
    investments and foreign currencies                               (3.10)          10.48
                                              -------------  --------------  --------------
    Total investment activities                                      (3.12)          10.47
                                              -------------  --------------  --------------
DISTRIBUTIONS:
  Net realized gains                                                 (0.31)          (0.78)
  In excess of net realized gains                                    (0.02)              -
                                              -------------  --------------  --------------
    Total distributions                                              (0.33)          (0.78)
                                              -------------  --------------  --------------
Net increase (decrease) in net asset value                           (3.45)           9.69
                                              -------------  --------------  --------------
NET ASSET VALUE END OF YEAR                                  $       16.24   $       19.69
                                              =============  ==============  ==============
Total Return                                                       (16.17)%      105.01%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                         $      93,891   $      19,541
  Ratio of expenses to average net assets                             1.30%        1.30%(d)
  Ratio of net investment income to
    average net assets                                              (0.22)%      (0.24)%(d)
  Ratio of expenses to average net assets*                            1.60%        3.40%(d)
  Portfolio turnover rate                                           182.48%         130.98%

------------------------------------------------
*   During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I Shares as of May 1, 2001.
(b) Period from May 1, 1999 (commencement of operations) through December 31, 1999.
(c) Not annualized.
(d) Annualized.

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)

-    Annual Report

-    Semi-Annual Report

To obtain a document free of charge, contact us at the address or number listed below.

OR ADDITIONAL INFORMATION, PLEASE CONTACT YOUR VARIABLE INSURANCE PROVIDER.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C.  20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213





GARTMORE FUNDS


Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205

WWW.GARTMOREFUNDS.COM                                              FND-4426 1/02

Gartmore Variable Insurance Trust            May 1, 2002
(formerly, Nationwide(R) Separate Account
  Trust)

                                             As with all mutual funds, the
                                             Securities and Exchange Commission
                                             has not approved or disapproved
                                             these Funds' shares or determined
                                             whether this prospectus is complete
                                             or accurate. To state otherwise is
                                             a crime.

- Strong GVIT Mid Cap Growth Fund
  (Class I and Class III Shares)
- Dreyfus GVIT Mid Cap Index Fund
  (Class I, Class II and Class III Shares)
- Turner GVIT Growth Focus Fund
  (Class I, Class II and Class III Shares)
- Comstock GVIT Value Fund
  (formerly Federated GVIT Equity Income Fund)
  (Class I Shares)
- J.P. Morgan GVIT Balanced Fund
  (Class I Shares)
- MAS GVIT Multi Sector Bond Fund
  (Class I and Class III Shares)
- Federated GVIT High Income Bond Fund
  (Class I and Class III Shares)

TABLE OF CONTENTS
================================================================================



FUND SUMMARIES

STRONG GVIT MID CAP GROWTH FUND. . . . . . . . . . . . . . .           3
(FORMERLY, STRONG NSAT MID CAP GROWTH FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

DREYFUS GVIT MID CAP INDEX FUND . . . . . . . . . . . . . . .           5
(FORMERLY, DREYFUS NSAT MID CAP INDEX FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

TURNER GVIT GROWTH FOCUS FUND . . . . . . . . . . . . . . . .           7
(FORMERLY, TURNER NSAT GROWTH FOCUS FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

COMSTOCK GVIT VALUE FUND . . . . . . . . . . . . . . . . . .           10
(FORMERLY, FEDERATED GVIT EQUITY INCOME FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

J.P. MORGAN GVIT BALANCED FUND . . . . . . . . . . . . . . .           12
(FORMERLY, J.P. MORGAN NSAT BALANCED FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MAS GVIT MULTI SECTOR BOND FUND. . . . . . . . . . . . . . .           15
(FORMERLY, MAS NSAT MULTI SECTOR BOND FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

FEDERATED GVIT HIGH INCOME BOND FUND . . . . . . . . . . . .           18
(FORMERLY, FEDERATED NSAT HIGH INCOME BOND FUND)
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUNDS . . . . . . . . . . . . . . . . . . . .           21
Principal Investments and Techniques
Principal Risks
Temporary Defensive Positions

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . .           25
Management's Discussion of Fund Performance
Investment Management

BUYING AND SELLING FUND SHARES . . . . . . . . . . . . . . .           29
Who can Buy Shares of the Funds
Purchase Price
Selling Shares
Restrictions on Sales

DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . . . . . .           31
Dividends and Distributions
Tax Status

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . .           32

ADDITIONAL INFORMATION . . . . . . . . . . . . . . .           BACK COVER

FUND SUMMARIES
================================================================================



This prospectus provides information about seven funds (the "Funds") offered by Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 20. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy (each a "variable insurance contract"). You'll find details about how your variable insurance contract works in the accompanying prospectus.

Certain of the Funds offer three classes of shares, Class I shares, Class II and Class III shares. This prospectus, however, provides information with respect to Class I shares of all the Funds, Class II shares for the Turner GVIT Growth Focus Fund and the Dreyfus GVIT Mid Cap Index Fund and Class III shares for all the Funds, except the Comstock GVIT Value Fund and the J.P. Morgan GVIT Balanced Fund. The share classes have different expenses and are available for purchase through different variable insurance contracts. For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page 35 for more information.

Each Fund employs a "multi-manager" structure, which means that Gartmore Mutual Fund Capital Trust (GMF), as the Funds' investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with GMF, for a Fund without shareholder approval. GMF believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See "Management -Multi-Manager Structure" for more information.

FUND SUMMARIES - STRONG GVIT MID CAP GROWTH FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks capital growth.

Gartmore Mutual Fund Capital Trust (GMF) has selected Strong Capital Management, Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund focuses on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests a least 80% of its net assets in equity securities issued by mid capitalization companies. These are companies whose market capitalization is substantially similar to that of companies in the Russell Midcap Index at the time of investment but its portfolio can include stocks of companies of any size. The Russell Midcap Index,1 published by the Frank Russell Company, ranged between $1.6 billion and $13 billion as of May 31, 2000, which was the last time Russell updated this information publicly. The subadviser may decide to sell a stock when the company's growth prospects become less attractive. The subadviser's buy/sell strategy is not limited by the turnover rate of the Fund's portfolio. The subadviser may participate in frequent portfolio transactions, which will lead to higher transaction costs.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.


PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates,

------------
1 The Russell Midcap Index is a registered servicemark of the Frank Russell Company which does not sponsor and is no way affiliated with the Fund. the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow portion of the overall stock market by investing primarily in mid cap companies. Therefore, the impact of these factors on mid cap companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

MID/SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of mid and small cap companies are usually less stable in price and less liquid than the stocks of larger companies.

PORTFOLIO TURNOVER RISK. The subadviser may engage in active and frequent trading of securities if the subadviser believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page __.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that will be

FUND SUMMARIES - STRONG GVIT MID CAP GROWTH FUND
================================================================================



imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broadbased securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

[GRAPH OMITTED]

ANNUAL  TOTAL  RETURNS-CLASS  I  SHARES (1):

1998                                 14.60%
1999                                 84.80%
2000                                -15.40%

Best Quarter:   ____% 4th Qtr. of 1999
Worst Quarter:  ____% 4th Qtr. of 2000

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:

                               ONE       SINCE
                               YEAR   INCEPTION(2)
                              ------  -----------
The Fund (Class I shares)(1)    ___%         ___%
The Russell Midcap Index (3)    ___%         ___%
The Russell Midcap Index4       ___%         ___%

---------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2    The Fund commenced operations on October 31, 1997.
3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class III shares. These returns do not reflect the short-term trading fees applicable to Class III shares. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page ___ for more information.
4 The Russell Midcap Index is an index which measures the performance of the 800 smallest companies in the Russell 1000 Index, and represents approximately 25% of the total market capitalization of the Russell 1000 Index. The Fund is changing the index to which it is compared to the Russell Midcap Index because this index more accurately reflects trends in market capitalizations resulting from appreciation and depreciation of the market. Unlike mutual fund returns, the Russell Midcap Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY
WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                        Class I   Class III
                                        --------  ----------
Shareholder Fees(1)
  (paid directly from your investment)
  Short Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                           None        1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                          0.90%       0.90%
  Other Expenses(3)                         ___%        ___%
Total Annual Fund Operating Expenses        ___%        ___%

---------------
1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
3 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

           1 Year   3 Years   5 Years   10 Years
Class I    $   ___  $    ___  $    ___  $    ____
Class III  $   ___  $    ___  $    ___  $    ____

1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

FUND SUMMARIES - DREYFUS GVIT MID CAP INDEX FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund's investment objective is capital appreciation.

GMF has selected The Dreyfus Corporation as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index.(1)

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400 Index and in derivative instruments linked to the index.

The Fund attempts to have a correlation between its performance and that of the index of at least 0.95, before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

The Fund generally invests in all 400 stocks in the S&P MidCap 400 Index in proportion to their weighting in the index. The S&P MidCap 400 Index is composed of 400 stocks of medium-size domestic and some Canadian companies with market capitalizations as of December 31, 2001 ranging between $225 million and $10.5 billion. Due to market fluctuations, the current market capitalization of the companies within the S&P MidCap 400 Index may be higher or lower over time. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The Fund may also use stock index futures as a substitute for the sale or purchase of securities.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

Market capitalization is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow portion of the overall stock market by investing primarily in mid cap companies. Therefore, the impact of these factors on mid cap companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

-----------------
1    "Standard  &  Poor's  MidCap  400  Index"  and  "S&P" are trademarks of the
     McGraw-Hill Companies, Inc., which do not sponsor and are in no way affiliated with the Fund.

MID CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of mid cap companies are usually less stable in price and less liquid than the stocks of larger companies.

RISKS RELATED TO INDEX FUNDS. The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchase and redemption of Fund shares. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P MidCap 400 Index as closely as possible, it will tend to underperform the Index to some degree over time.

DERIVATIVES RISK. The Fund may invest in derivatives, particularly stock index futures. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Counterparties to over-the-counter derivatives contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 20.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows

FUND SUMMARIES - DREYFUS GVIT MID CAP INDEX FUND
================================================================================



that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

[GRAPH OMITTED]

ANNUAL  TOTAL  RETURNS-CLASS  I  SHARES(1):

1998                                 10.80%
1999                                 20.90%
2000                                 15.20%

Best  quarter:  ____%  4th  qtr.  of  1998
Worst  quarter:  ____%  3rd  qtr.  of  1998

                              ONE      SINCE
                             YEAR   INCEPTION(2)
                             -----  ------------
Class I shares(1)             ___%          ___%
Class II shares(3)            ___%          ___%
Class III shares(3)           ___%          ___%
The S&P MidCap 400 Index(4)   ___%          ___%

1 The existing shares of the Funds were designated Class I shares as of May 1, 2001.
2 The Fund commenced operations on October 31, 1997. Until September 27, 1999, the Fund was actively managed by three subadvisers; since that date, the Fund has been managed as an index fund, and its returns may have been affected by this change in investment strategy.
3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class II or Class III shares. These returns have been restated to reflect the additional fees applicable to Class II shares. These returns do not reflect the short-term trading fees applicable to Class III shares. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page ___ for more information.
4 The S&P MidCap 400 Index-an unmanaged index of 400 stocks of medium- size U.S. companies-gives a broad look at how the stock prices of medium-size U.S. companies have performed. Unlike mutual funds, the S&P MidCap 400 Index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                 Class I   Class II   Class III
                                 --------  ---------  ----------
Shareholder Fees(1)
  (paid directly from your
  investment)
  Short Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                     None      None        1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                   0.50%      0.50%       0.50%
  Distribution and/or
    Service (12b-1) Fees             None      0.25%        None
  Other Expenses(3)                  ___%       ___%        ___%
TOTAL ANNUAL FUND
  OPERATING EXPENSES                 ___%       ___%        ___%

---------------
1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
3 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

EXAMPLE

This example shows what a you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

1 Year        3 Years   5 Years   10 Years
------------  --------  --------  ---------
Class I       $    ___  $    ___  $     ___  $____
Class II      $    ___  $    ___  $     ___  $____
Class III(1)  $    ___  $    ___  $     ___  $____

1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

FUND SUMMARIES - TURNER GVIT GROWTH FOCUS FUND
================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES
----------------------------------

The Fund seeks long term capital appreciation.

GMF, the Fund's investment adviser, has chosen Turner Investment Partners, Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests primarily in U.S. common stocks, American Depositary Receipts ("ADRs") and foreign companies that demonstrate strong earnings growth potential. The subadviser generally intends to be fully invested in these securities. The subadviser selects stocks that it believes have strong earnings growth potential by employing quantitative and fundamental research techniques. It invests in companies with strong earnings dynamics and sells those with deteriorating earnings prospects. The subadviser believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions, the Fund is fully invested.

The Fund may invest in equity securities of companies of any size regardless of market capitalization, industry, sector or country of organization, therefore, it may invest in both older, more well-established companies and in smaller, emerging growth companies. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks. While it will not concentrate its investments in any one industry, the Fund may from time to time have significant exposure to one or more sectors of the economy, such as the technology sector.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MID/SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of mid-size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return. Since the Fund normally uses a core portfolio of 15 to 30 stocks, this risk may be increased.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

SECTOR RISK. Companies that are generally in the same industry may be grouped together in broad categories called sectors. Sector risk is the risk that a certain sector of the economy (e.g., the health care or entertainment industry) may perform differently than other sectors or the market as a whole. As the subadviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at

FUND SUMMARIES - TURNER GVIT GROWTH FOCUS FUND
================================================================================



times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

PORTFOLIO TURNOVER RISK. The subadviser may engage in active and frequent trading of securities if it believes doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 20.

PERFORMANCE

The following bar chart and table present the performance of the Fund. The bar chart shows the Fund's annual total return. The annual return shown in the bar does not include charges that will be imposed by variable annuity contracts or variable life insurance policies. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

[GRAPH OMITTED]

ANNUAL TOTAL RETURN-CLASS I SHARES(1):

2000            ____%

Best quarter:   ____% 1st qtr. of 2000
Worst quarter:  ____% 4th qtr. of 2000

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001:

                              ONE      SINCE
                             YEAR   INCEPTION(2)
                             -----  ------------
Class I shares(1)             ___%          ___%

Class II shares(3)            ___%          ___%

Class III shares(3)           ___%          ___%
Russell 1000 Growth Index(4)  ___%          ___%

---------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2    The Fund commenced operations on June 30, 2000.
3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class II or Class III shares. These returns have been restated to reflect the additional fees applicable to Class II shares. These returns do not reflect the short-term trading fees applicable to Class III shares. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __ for more information.
4 The Russell 1000 Growth Index is an unmanaged index of the ______________. These returns do not include the effect of expenses. If expenses were deducted, the actual returns of this index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                        CLASS I   CLASS II   CLASS III
                                        --------  ---------  ----------
Shareholder Fees(1)
  (paid directly from your investment)
  Short Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                            None       None       1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                          0.90%      0.90%       0.90%
  Distribution and/or
    Service (12b-1) Fees                    None      0.25%        None
  Other Expenses(3)                         ___%       ___%        ___%
TOTAL ANNUAL FUND
  OPERATING EXPENSES(4)                     ___%       ___%        ___%

---------------
1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
3 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.
4 GMF has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) will not exceed 1.35% for the Class I and Class III shares and 1.60% for the Class II shares. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 Year   3 Years   5 Years   10 Years
              -------  --------  --------  ---------
Class I       $   ___  $   ____  $   ____  $    ____
Class II      $   ___  $   ____  $   ____  $    ____
Class III(1)  $   ___  $   ____  $   ____  $    ____

---------------
1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

FUND SUMMARIES - COMSTOCK GVIT VALUE FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

GMF has selected Van Kampen Asset Management Inc. (VKAM) as a subadviser to manage the Fund's portfolio on a day-to-day basis. Under normal market conditions, VKAM seeks to achieve the Fund's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks. The Fund emphasizes a value style of investing, seeking well-established, undervalued companies believed by VKAM to possess the potential for capital growth and income. VKAM generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund may invest in issuers of small-, medium-, or large-sized companies.

Portfolio securities are typically sold when VKAM's assessments of the capital growth and income potential of such securities materially change and factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes

Until May __, 2002, under normal conditions, the Fund invests at least 80% of its net assets in equity securities such as common stocks and convertible preferred stocks that are convertible into common stock. Primarily these will be income producing securities of U.S. and foreign companies. After May __, 2002, as shareholders were previously notified, the Fund will no longer be required to meet this condition.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on value stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID/SMALL CAP RISK. To the extent the Fund invests in securities of medium size or small companies, these investments may be riskier than investments in larger, more established companies. The stocks of medium size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

DERIVATIVES RISK. The Fund may invest in derivatives. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Counterparties to over-the-counter derivatives contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 20.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broadbased securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

[GRAPH OMITTED]

ANNUAL  TOTAL  RETURNS-CLASS  I  SHARES (1):

1998                                   15.10%
1999                                   18.50%
2000                                  -10.60%

Best quarter:   ____% 4th qtr. of 1998
Worst quarter: -____% 4th qtr. of 2000

AVERAGE  ANNUAL  TOTAL  RETURNS  AS  OF  DECEMBER  31,  2001:

                                ONE        SINCE
                               YEAR    INCEPTION (2)
                              -------  -------------
Class I shares(1)              _____%         _____%
The S&P 500 Index (3)          _____%         _____%

----------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2 The Fund commenced operations on October 31, 1997. This performance includes performance for a period (prior to May 1, 2002) when the Fund's previous subadviser managed the Fund.
3 The Standard & Poor's 500 Index-an unmanaged index of 500 widely-held stocks of large U.S. companies-gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the S&P 500 Index does not include expenses. If expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES-CLASS I SHARES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY
WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.

Shareholder Fees(1)
  (paid directly from your investment)  None
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                       0.80%
  Other Expenses(2)                      ___%
---------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES     ___%

----------------
1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
2 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

          1 Year   3 Years   5 Years   10 Years
         -------  --------  --------  ---------
Class I  $  ____  $   ____  $   ____  $   _____

FUND SUMMARIES - J.P. MORGAN GVIT BALANCED FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks a high total return from a diversified portfolio of equity and fixed income securities.

GMF has selected J.P. Morgan Investment Management Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund, under normal circumstances, invests at least 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government, corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the S&P 500 Index.

The fixed income securities held by the Fund will generally be investment grade securities, or unrated securities of comparable quality, although a portion of the Fund's fixed income securities will be invested in securities rated below investment grade (commonly known as junk bonds). All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by Fund management to consider what action, if any, the Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

     Investment grade securities are taxable debt securities, including corporate bonds and other debt instruments, that have been rated within the four highest rating categories by a nationally recognized rating agency, such as Standard & Poor's Rating Group or Moody's Investors Service, Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability, and assigns a rating to the security. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

     Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities owned by the Fund. These risks are particularly strong for junk bonds and other lower rated securities.

LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, an investment in the Fund is subject to the following specific risks:

- increased price sensitivity to changing interest rates and to adverse economic and business developments
-    greater risk of loss due to default or declining credit quality
- greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due
- negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by the Fund.

PREPAYMENT AND EXTENSION RISK. The issuers of mortgage-backed and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. Changes in prepayment rates can also make the price and yield of mortgage- and asset-backed securities volatile.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Extension risk is the risk that payments of principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of investments in U.S. companies. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

PORTFOLIO TURNOVER RISK. The subadviser may engage in active and frequent trading of securities if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 20.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability -of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

[GRAPH OMITTED]

ANNUAL  TOTAL  RETURNS-CLASS  I  SHARES (1) :
1998                                    8.10%
1999                                    0.90%
2000                                   -0.30%

Best Quarter:   6.9% 1st qtr. of 1998
Worst Quarter: -5.7% 3rd qtr. of 1999

Average Annual Total Returns as of December 31, 2001:(1)

                                 One        Since
                                Year(2)  Inception(3)
                                -------  ------------
Class I shares(1)                  ___%          ___%
The S&P 500 Index(4)               ___%          ___%
The Lehman Brothers Aggregate
Bond Index(4)                      ___%          ___%

---------------
1 This performance includes performance for a period (prior to May 1, 2000) when the Fund's previous subadviser managed the Fund.
2 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
3    The Fund commenced operations on October 31, 1997.
4 The Standard & Poor's 500 Index-an unmanaged index of 500 widely-held stocks of large U.S. companies-gives a broad look at how the stock prices of large U.S. companies have performed. The Lehman Brothers Aggregate Bond Index-an unmanaged index of U.S. Treasury, agency, corporate, and mortgage pass-through securities-gives a broad look at the performance of these securities. Unlike mutual funds, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index do not incur expenses. If these indices

FUND SUMMARIES - J.P. MORGAN GVIT BALANCED FUND
================================================================================



incurred expenses, their returns would be lower. The Fund contains both equity and fixed income securities in its portfolio. As a result, the Fund's performance should be compared to both indices together rather than to any one index individually.

FEES AND EXPENSES-CLASS I SHARES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.

Shareholder Fees(1)
  (paid directly from your investment)  None
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                       0.75%
  Other Expenses(2)                     ____%
Total Annual Fund Operating Expenses    ____%

1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
2 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell of your all shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                1 Year   3 Years   5 Years  10 Years
               -------  --------  --------  --------
Class I        $  ____  $   ____  $   ____  $   ____

FUND SUMMARIES - MAS GVIT MULTI SECTOR BOND FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The primary objective of the Fund is to seek above average total return over a market cycle of three to five years.

GMF has selected Morgan Stanley Investments LP as a subadviser to manage the Fund's portfolio on a day-to-day basis. Under normal conditions, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

The subadviser will use futures, swaps and other derivatives in managing the Fund. The subadviser determines the Fund's overall maturity and duration targets and sector allocations. The portfolio managers then select particular securities for the Fund in various sectors within those overall guidelines. The subadviser may increase or decrease the Fund's exposure to interest rate changes based on its outlook for the economy, interest rates and inflation. The Fund invests varying amounts in U.S. and foreign securities (including emerging market securities), and investment grade and high yield securities, based on the subadviser's perception of their relative values.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns. These risks are particularly strong for junk bonds and other lower rated securities.

PREPAYMENT AND EXTENSION RISK. The issuers of mortgage-backed and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. When mortgage- and assetbacked securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. Changes in prepayment rates can also make the price and yield of mortgage- and asset-backed securities volatile.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Extension risk is the risk that payments of principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since the countries may have unstable governments, more volatile currencies and less established markets.

DERIVATIVES RISK. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways.
Counterparties to over-the-counter derivatives contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets.
Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative con-

FUND SUMMARIES - MAS GVIT MULTI SECTOR BOND FUND
================================================================================



tracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, an investment in the Fund is subject to the following specific risks:

- Increased price sensitivity to changing interest rates and to adverse economic and business developments
-    Greater risk of loss due to default or declining credit quality
- Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due
- Negative market sentiment towards high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by the Fund.

PORTFOLIO TURNOVER RISK. The subadviser may engage in active and frequent trading of securities if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 20.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broadbased securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

[GRAPH OMITTED]

ANNUAL  TOTAL  RETURNS-CLASS  I  SHARES (1):

1998                                   2.60%
1999                                   1.60%
2000                                   5.60%

Best Quarter:  ___% 4th qtr. of 1998
Worst Quarter: ___% 3rd qtr. of 1998

Average Annual Total Returns as of December 31, 2001:

                              One        Since
                            Year(2)  Inception(2,3)
                            -------  --------------
Class I shares(1)              ___%            ___%
Class III shares(4)            ___%            ___%
Lehman Brothers Aggregate
Bond Index(5)                  ___%            ___%

---------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2 This performance includes performance for a period (prior to May 1, 2000) when the Fund's previous subadviser managed the Fund.
3    The Fund commenced operations on October 31, 1997.
4 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class III shares. These returns do not reflect the short-term trading fees applicable to Class III shares. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page ___ for more information.
5 The Lehman Brothers Aggregate Bond Index-an unmanaged index of U.S. Treasury, agency, corporate, and mortgage pass-through securities-gives a broad look at the performance of these securities. Unlike mutual funds, the Lehman Brothers Aggregate Bond Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY
WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                        CLASS I   CLASS III
                                        --------  ----------
Shareholder Fees(1)
  (paid directly from your investment)
  Short Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                           None        1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                          0.75%       0.75%
  Other Expenses(3)                        ____%        ___%
TOTAL ANNUAL FUND OPERATING EXPENSES       ____%        ___%

1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
3 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

              1 Year   3 Years   5 Years   10 Years
              -------  --------  --------  ---------
Class I       $   ___  $    ___  $    ___  $   _____
Class III(1)  $   ___  $    ___  $    ___  $   _____

---------------
1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

FUND SUMMARIES - FEDERATED GVIT HIGH INCOME BOND FUND
================================================================================



OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks to provide high current income.

GMF has selected Federated Investment Counseling as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund provides exposure to the high-yield, lower-rated corporate bond market. Under normal conditions, the Fund invests at least 80% of its net assets in corporate bonds that are considered below investment grade. There is no minimum acceptable rating for a security to be purchased or held in the Fund's portfolio.

The subadviser actively manages the Fund's portfolio, seeking to realize the potentially higher returns of high yield bonds by minimizing default risk and other risks through security selection and diversification. Some of the fixed income securities may be convertible into stock of the issuer or otherwise react more closely to movements of the stock market rather than the bond market.

The methods by which the subadviser attempts to reduce the risks involved in lower-rated securities include:

- Credit Research. The subadviser performs its own credit analysis in addition to using rating agencies and other sources, and may have discussions with the issuer's management or other investment analysts regarding issuers. The subadviser performs a credit- intensive, fundamental analysis of the financial records of an issuer which focuses on the financial condition of high yield issuers. In selecting a portfolio security, the subadviser also analyzes the issuer's business and product strength, competitive position and responsiveness to changing business and market conditions, management expertise, and financial condition and anticipated cash flow and earnings to assess whether the security's risk is commensurate with its potential return. In evaluating an issuer, the subadviser places special emphasis on the estimated current value of the issuer's assets rather than its historical cost.

- Diversification. The subadviser invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

- Economic Analysis. The subadviser analyzes current developments and trends in the economy and in the financial markets.

Sell decisions occur when the subadviser's fundamental outlook changes or when its fundamental outlook differs from consensus as determined by over- (or under-) valuation in the marketplace. In both cases, fundamental analysis drives the sell process.

The fixed income securities that the Fund purchases include corporate debt securities, zero coupon securities, convertible securities and preferred stocks. The Fund may also invest in fixed income securities of issuers based outside the U.S.; however, the securities of foreign issuers in which the Fund invests are primarily traded in the U.S. and are denominated in U.S. dollars.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities owned by the Fund. These risks are particularly strong for junk bonds or other lower-rated securities.

LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tends to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons an investment in the Fund is subject to the following specific risks:

- Increased price sensitivity to changing interest rates and to adverse economic and business developments
-    Greater risk of loss due to default or declining credit quality

- Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due
- Negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security in the Fund.

FOREIGN RISK. To the extent that the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

CALL RISK. Call risk is the possibility that an issuer may redeem a debt security before maturity (call). An increase in the likelihood of a call may reduce the security's price. If a debt security is called, the Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning page 20.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

[GRAPH OMITTED]

ANNUAL  TOTAL  RETURNS-CLASS  I  SHARES (1):
1998                                 5.80%
1999                                 3.20%
2000                                -8.30%

Best Quarter:  ___% 1st qtr. of 1998
Worst Quarter: ___% 4th qtr. of 2000

Average Annual Total Returns as of December 31, 2001:

                                      One      Since
                                     Year   Inception(2)
                                     -----  ------------
Class I shares(1)                     ___%          ___%

Class III shares(3)                   ___%          ___%
Lehman Brothers High Yield Index(4)   ___%          ___%

---------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2    The Fund commenced operation on October 31, 1997.
3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class III shares. These returns do not reflect the short-term trading fees applicable to Class III shares. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page ___ for more information.
4 The Lehman Brothers High Yield Index-an unmanaged index of bonds that are rated below investment grade-gives a broad look at the performance of these securities. Unlike mutual funds, the Lehman Brothers High Yield Index does not incur expenses. If this index incurred expenses, the actual returns of this index would be lower.

FUND SUMMARIES - FEDERATED GVIT HIGH INCOME BOND FUND
================================================================================



FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                        CLASS I   CLASS III
                                        --------  ----------
Shareholder Fees(1)
  (paid directly from your investment)
  Short Term Trading Fee
    (as a percentage of amount
    redeemed)(2)                           None        1.00%
Annual Fund Operating Expenses
  (deducted from Fund assets)
  Management Fees                          0.80%       0.80%
  Other Expenses(3)                         ___%        ___%
------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        ___%        ___%

---------------
1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.
2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed no more than 60 days after the date they were acquired.
3 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

              1 Year   3 Years   5 Years   10 Years
              -------  --------  --------  ---------
Class I       $   ___  $    ___  $    ___  $   _____
Class III(1)  $   ___  $    ___  $    ___  $   _____

---------------
1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in shortterm trading will be higher than if you hold your shares for the entire period.

MORE ABOUT THE FUNDS
================================================================================



PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following principal investments and techniques to increase returns, protect assets or diversify investments.

The Statement of Additional Information (SAI) contains additional information about the Funds including the Funds' other investment techniques. To obtain copy of the SAI, see the back cover.

GROWTH AND VALUE STOCKS (ALL FUNDS EXCEPT MULTI SECTOR BOND AND HIGH INCOME
BOND). Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. In comparison, a growth stock's price may be more directly linked to market developments than a value stock's price. However, value stocks tend to have higher dividend yields than growth stocks. This means they depend less on price changes for returns. Accordingly, they might not participate in upward market movements, but may be less adversely affected in a down market compared to lower yielding stocks.

PREFERRED STOCK (HIGH INCOME BOND, COMSTOCK). Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer.
Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES ( COMSTOCK, HIGH INCOME BOND). Convertible securities-also known as convertibles-include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar nonconvertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

ZERO COUPON SECURITIES (HIGH INCOME BOND). Zero coupon securities pay no interest during the life of the security, and are issued by a wide variety of corporate and governmental issuers. Certain zero coupon securities are sold at a deep discount.

Zero coupon securities may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than the value of bonds that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero coupon securities are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, a Fund may be required to make distributions to shareholders and may have to sell some of its assets at inappropriate times in order to generate cash to make distributions.

FLOATING AND VARIABLE RATE SECURITIES (BALANCED, MULTI SECTOR BOND, HIGH INCOME
BOND). Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), but the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating-or variablerate securities will be callable by the issuer, which means they can be paid off before their maturity date.

MORE ABOUT THE FUNDS
================================================================================



These securities are subject to interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that the principal amount will be repaid prior to the stated maturity and that the repaid principal will be reinvested when the market is offering lower interest rates, reducing a Fund's income. A Fund will only purchase floating-and variable-rate securities of the same quality as the securities it would otherwise purchase.

U.S. GOVERNMENT SECURITIES (BALANCED, MULTI SECTOR BOND). These securities include Treasury bills, notes, and bonds, securities issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association (GNMA), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States
-    The Federal Home Loan Banks
-    The Federal National Mortgage Association (FNMA)
- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (FHLMC)
-    The Federal Farm Credit Banks.

There is virtually no credit risk with U.S. government securities which are issued and backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts). However, some securities issued by U.S. government agencies are only backed by the issuing agency, and do contain some credit risk. In addition, neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayment and other factors may affect the value of these securities.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. (BALANCED, MULTI SECTOR BOND). U.S. government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers. Collateralized mortgage obligations (CMOs) are securities that have mortgage loans or mortgage passthrough securities, such as GNMA, FNMA or FHLMC certificates, as their collateral. CMOs can be issued by U.S. government agencies or by private lenders.

Mortgage-backed securities are subject to interest rate risk. They are also subject to credit risk if they are issued by private issuers. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed security will be paid off sooner than anticipated. Reinvesting the returned principal when the market is offering lower interest rates would reduce the Fund's income. Prepayment risk also means the possibility of losing principal as a result of faster than anticipated prepayments of securities purchased at a premium. Mortgage-backed securities are also subject to extension risk as described above if rates increase and prepayments slow. When prepayments slow, mortgage-backed securities secured by such loans will not be paid off as soon as the subadviser expected. This can affect the maturity and volatility of the Fund and cause the Fund to be locked into securities with lower interest rates for longer periods of time.

Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers and are subject to interest rate, credit and prepayment risks like mortgage-backed securities.

DERIVATIVES (MID CAP INDEX, COMSTOCK, MULTI SECTOR BOND). A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

SOVEREIGN DEBT (MULTI SECTOR BOND). Sovereign debt includes:
- Fixed income securities issued or guaranteed by foreign governments and governmental agencies
- Fixed income securities issued by government owned, controlled or sponsored foreign entities
- Debt securities issued by entities created to restructure the fixed income securities issued by any of the above issuers
- Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external debt
- Participations in loans between foreign governments and financial institutions
- Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

SHORT SALES. (GROWTH FOCUS). In selling a stock which the Fund does not own (a short sale), the Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.

DEPOSITARY RECEIPTS (GROWTH FOCUS). The Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts (ADRs). ADRs may not necessarily be denominated in the same currency as the underlying securities which they represent. In addition, the issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of securities issued by a foreign corporation. ADRs which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

PRINCIPAL RISKS

SMALL CAP RISK (MID CAP GROWTH, COMSTOCK, GROWTH FOCUS). Historically, the securities of small cap companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:
-    lack depth of management
-    lack a proven track record
-    be unable to generate funds necessary for growth or development
- be developing or marketing new products or services for which markets are not yet established and may never become established
-    market products or services which may become quickly obsolete.

Certain small cap companies in which the Funds invest are in the technology related and biotechnology industries. Small cap companies in these industries may be subject to more abrupt or erratic price movements than small cap companies in other industries. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK (MID CAP GROWTH, GROWTH FOCUS, MULTI SECTOR BOND, HIGH INCOME BOND, COMSTOCK). Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chance that a Fund may lose money.

COUNTRY-General securities market movements in any country in which a Fund has investments are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes or other taxation issues and certain custody and settlement risks.

FOREIGN MARKETS-A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. The factors can reduce the amount the Fund can earn on its investments.

GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS -Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

CURRENCY-Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency

MORE ABOUT THE FUNDS
================================================================================



is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends out to its shareholders.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each Fund may hold up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

MANAGEMENT
================================================================================



INVESTMENT MANAGEMENT
INVESTMENT ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Funds. Subject to the supervision and direction of the Trustees, GMF also determines the allocation of Fund assets among one or more of the subadvisers and evaluates and monitors the performance of the subadvisers. GMF is also authorized to select and place portfolio investments on behalf of a Fund. GMF was organized in 1999 and manages mutual fund assets. As of November 30, 2001, GMF and its affiliates had approximately $26.3 billion in assets under management, of which approximately $14 billion was managed by GMF.

Each Fund pays GMF a management fee, which is based on the Funds' average daily net assets. The total maximum fee paid by each of the Funds other than the Turner GVIT Growth Focus Fund for the fiscal year ended December 31, 2001-expressed as a percentage of each Fund's average daily net assets-was as follows:


FUND                                                                 FEE
---------------------------------------------------------------------------
Strong GVIT Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . .0.90%*
Dreyfus GVIT Mid Cap Index Fund . . . . . . . . . . . . . . . . . . .0.50%*
Federated GVIT Equity Income Fund . . . . . . . . . . . . . . . . . .0.80%*
J.P. Morgan GVIT Balanced Fund. . . . . . . . . . . . . . . . . . . .0.75%*
MAS GVIT Multi Sector Bond Fund . . . . . . . . . . . . . . . . . . .0.75%*
Federated GVIT High Income Bond Fund. . . . . . . . . . . . . . . . .0.80%*
-------------
* Effective May 1, 2001, the contractual management fees for the following Funds have been changed as follows:

     Strong GVIT Mid Cap Growth Fund
                                        0.90%              up to $500 million
                                        0.85%           $500 million and more
     Dreyfus GVIT Mid Cap Index Fund
                                        0.50%              up to $250 million
                                        0.49%     $250 million - $500 million
                                        0.48%     $500 million - $750 million
                                        0.47%       $750 million - $1 billion
                                        0.45%             $1 billion and more
     Federated GVIT Equity Income Fund
                                        0.80%               up to $50 million
                                        0.65%      $50 million - $250 million
                                        0.60%     $250 million - $500 million
                                        0.55%           $500 million and more
     J.P. Morgan GVIT Balanced Fund
                                        0.75%              up to $100 million
                                        0.70%           $100 million and more
     MAS GVIT Multi Sector Bond Fund
                                        0.75%              up to $200 million
                                        0.70%           $200 million and more
     Federated GVIT High Income Bond Fund
                                        0.80%               up to $50 million
                                        0.65%      $50 million - $250 million
                                        0.60%     $250 million - $500 million
                                        0.55%           $500 million and more

The Turner GVIT Growth Focus Fund pays GMF a base management fee which may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. Thus, if the Fund outperforms its benchmark by 12% or more over a 36 month period, the Fund will pay the maximum management fees listed below. Conversely, if the Fund underperforms its benchmark by 12% or more over a 36 month period, the Fund will pay the minimum management fees listed below. No adjustment will take place if the under- or overperformance is less than 12% and GMF will receive the applicable base fee (the applicable base fee is calculated according to the breakpoint structure listed below). The fee adjustment described above will be phased in over a 24 month period beginning after the first year of operations. The SAI contains more detailed information about any possible performance based adjustments. The management fee payable is based on the Fund's average daily net assets and includes breakpoints so fees decrease as assets increase:

                         Minimum   Base   Maximum
Assets                     Fee      Fee     Fee
-------------------------------------------------
up to $500 million          0.68%  0.90%    1.12%
500 million-$2 billion      0.62%  0.80%    0.98%
2 billion +                 0.59%  0.75%    0.91%

MANAGEMENT
================================================================================



MULTI-MANAGEMENT STRUCTURE

GMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows GMF to hire, replace or terminate subadvisers unaffiliated with GMF without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with an unaffiliated subadviser with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility.

GMF provides the following oversight and evaluation services to the Funds:

-    performing initial due diligence on prospective subadvisers for the Funds
- monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations
-    communicating performance expectations and evaluations to the subadvisers
- ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated.

GMF does not expect to recommend frequent changes of subadvisers. GMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

THE SUBADVISERS. Subject to the supervision of GMF and the Trustees, a subadviser will manage all or a portion of a Fund's assets in accordance with a Fund's investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for a Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

SUBADVISORY FEE STRUCTURE

STRONG GVIT MID CAP GROWTH FUND: Out of its management fee, GMF paid Strong Capital Management an annual subadvisory fee for the fiscal year ended December 31, 2001, based on the Fund's daily net assets of 0.50%.

DREYFUS GVIT MID CAP INDEX FUND: Out of its management fee, GMF paid The Dreyfus Corporation an annual subadvisory fee for the fiscal year ended December 31, 2001, based on the Fund's daily net assets, of 1.10%.

COMSTOCK VALUE FUND: Out of its management fee, GMF pays VKAM an annual subadvisory fee, based on the Fund's daily net assets, as follows:

Fee                                      Assets
-----                                    ------
0.35%                         up to $50 million
0.30%                $50 million - $250 million
0.25%               $250 million - $500 million
0.20%                     $500 million and more

For the fiscal year ended December 31, 2001, GMF paid the Fund's previous Subadviser, Federated Investment Counseling, an annual subadvisory fee, based on the Fund's daily net assets of 0.__%.

FEDERATED GVIT HIGH INCOME BOND FUND: Out of its management fee, GMF pa id Federated Investment Counseling an annual subadvisory fee for the fiscal year ended December 31, 2001, based on the Fund's daily net assets of ____%.

J.P. MORGAN GVIT BALANCED FUND: Out of its management fee, GMF paid The J.P. Morgan Investment Management an annual subadvisory fee for the fiscal year ended December 31, 2001, based on the Fund's daily net assets of ____%.

Prior to May 1, 2000, the J.P. Morgan GVIT Balanced Fund was managed by Salomon Brothers Asset Management, Inc.

MAS GVIT MULTI SECTOR BOND FUND: Out of its management fee, GMF paid Morgan Stanley Investments LP an annual subadvisory fee for the fiscal year ended December 31, 2001, based on the Fund's daily net assets of ____%.

TURNER GVIT GROWTH FOCUS FUND: Turner Investment Partners, Inc. (Turner) is the subadviser of the Fund. For the subadvisory services it provides to the Fund, Turner receives a base subadvisory fee that may be adjusted upward or downward if the Fund out- or underperforms its benchmark, the Russell 1000 Growth Index, over a 36 month period. No adjustment will take place if the under- or overperformance is less than 12% and the subadviser will receive the base fee listed below. The SAI contains more detailed information about any possible performance-based adjustments. The subadvisory fee is payable annually and is based on the Fund's average daily net assets and included breakpoints so fees decrease as assets increase:

                         Minimum   Base  Maximum
Assets                     Fee     Fee     Fee
------------------------------------------------
up to $500 million         0.33%  0.55%    0.77%
500 million-$2 billion     0.27%  0.45%    0.63%
2 billion and more         0.24%  0.40%    0.56%

MANANGEMENT
================================================================================



Out of its management fee, GMF paid Turner an annual subadvisory fee for the fiscal year ended December 31, 2001, based on the Fund's daily net assets, of ____%.

THE DREYFUS CORPORATION (DREYFUS) is the subadviser for the Dreyfus GVIT Mid Cap Index Fund. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. As of November 30, 2001, Dreyfus managed or administered approximately $181 billion in assets for approximately 1.6 million investor accounts nationwide.

MID CAP INDEX FUND PORTFOLIO MANAGER: Steven A. Falci has primary responsibility for the management of the Dreyfus GVIT Mid Cap Index Fund and has held that position since September 1999. He has been employed by Dreyfus since February 1996 and by Mellon Equity, an affiliate of Dreyfus, since 1994. He had previously been Managing Director-Pension Investments at NYNEX Pension Fund and the NYNEX Foundation. Mr. Falci is a member of the Association for Investment Management and Research. He earned an MBA in finance and a BS in economics from New York University.

FEDERATED INVESTMENT COUNSELING (FEDERATED), a subsidiary of Federated Investors, Inc., is the subadviser for the Federated GVIT High Income Bond Fund. It has offices located at Federated Investors Tower, Pittsburgh, PA 15222-3779. As of December 31, 2000, Federated had approximately $140 billion in assets under management, representing the assets of other mutual funds and private accounts.

HIGH INCOME BOND FUND PORTFOLIO MANAGER: Mark E. Durbiano has been primarily responsible for the day-to-day management of the Federated GVIT High Income Bond Fund's portfolio since its inception. Mr. Durbiano joined Federated Investors, Inc. in 1982 and has been a Senior Vice President of a subsidiary of the subadviser since 1996.

J.P. MORGAN INVESTMENT MANAGEMENT INC. (J.P. MORGAN), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company, is the subadviser for the J.P. Morgan GVIT Balanced Fund. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of December 31, 2000, the subadviser had assets under management of approximately $359 billion, including approximately $49.4 billion in global equity portfolios.

BALANCED FUND PORTFOLIO MANAGERS: Patrik Jakobson, Vice President, and Rhonda Kershner, Vice President, are the portfolio managers for the J.P. Morgan GVIT Balanced Fund. Mr. Jakobson joined J.P. Morgan in 1987, spending five years as a research analyst specializing in the retailing industry. Subsequently, Mr. Jakobson managed equity and balanced accounts and is currently responsible for managing global balanced portfolios. He is also a member of the Asset Allocation Services group. Ms. Kershner joined J.P. Morgan in 1984 and has held positions in derivatives trading as well as in asset allocation research. She is also a member of the Asset Allocation Services Group, specializing in global tactical asset allocation.

MORGAN STANLEY INVESTMENTS (MSI) is a subadviser for the MAS GVIT Multi Sector Bond Fund. MSI is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428-0868. MSI is owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co. (Morgan Stanley) and is part of Morgan Stanley Investment Management (MS Investment Management). MSI provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of November 30, 2001, together with its affiliated asset management companies, MS Investment Management had in excess of $414 billion in assets under management with $159 billion in institutional assets.

MULTI SECTOR BOND FUND PORTFOLIO MANAGERS: The Multi Sector Bond Fund is managed by MSI's Taxable Fixed Income Team. Current members of the team include Thomas
L.  Bennett, W.  David Armstrong and Roberto M. Sella.

Thomas L. Bennett, Managing Director of the firm, joined MSI in 1984. He joined the management teams for the following Morgan Stanley Institutional Fund Trust (formerly MAS Funds) mutual funds on the following dates: Fixed Income Portfolio, 1984; Domestic Fixed Income Portfolio, 1990; Fixed Income Portfolio II, 1990; Special Purpose Fixed Income and Balanced Portfolios, 1992; and the Multi- Asset Class Portfolio, 1994.

W. David Armstrong, Managing Director of the firm, joined MSI in 1998. He joined the management team for the Morgan Stanley Institutional Fund Trust (formerly MAS Funds) mutual funds Fixed Income Portfolio in 1998.

Roberto M. Sella, Managing Director of the firm, joined MSI in 1992. He joined the management team for the Morgan Stanley Institutional Fund Trust (formerly MAS Funds) mutual funds Fixed Income Portfolio in 1998.

STRONG CAPITAL MANAGEMENT INC. (STRONG), P.O. Box 2936, Milwaukee, Wisconsin 53201, is the subadviser for the Strong GVIT Mid Cap Growth Fund. Strong was formed in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts. Strong provides investment manage-

MANANGEMENT
================================================================================



ment services for mutual funds and other investment portfolios representing assets of over $45.9 billion as of January 31, 2001.

MID CAP GROWTH FUND PORTFOLIO MANAGERS: Ronald C. Ognar and Derek V.W. Felske, are co-portfolio managers for the Fund. Together they are primarily responsible for the day-to-day management of the Fund's portfolio.

Mr. Ognar, a Chartered Financial Analyst (CFA) with more than 30 years of investment experience, is primarily responsible for the Strong GVIT Mid Cap Growth Fund's portfolio. He also manages the Strong Growth Fund and the Strong Growth 20 Fund; he co-manages the Strong Advisor Mid Cap Growth Fund, the Strong Advisor Focus Fund, the Strong Large Cap Growth Fund and the Strong Mid Cap Growth Fund II.

Mr. Felske, CFA has over 16 years of investment experience. Prior to joining Strong in 1999, he served as Chief Executive Officer and portfolio manager for Leawood Capital Management LLC and a Vice President and portfolio manager for Twentieth Century Companies, Inc. He was a member of RCM Capital Management's portfolio management team. Mr. Felske earned a B.A. degree in economics from Dartmouth College and an M.B.A. degree in finance and accounting from the Wharton Business School.

TURNER INVESTMENT PARTNERS, INC. (TURNER), 1235 Westlakes Drive, Suite 350, Berwyn PA 19312-2414, an SEC-registered adviser, serves as the subadviser to the Turner GVIT Growth Focus Fund. Turner, which was founded in 1990, serves as investment adviser to other investment companies, as well as other separate investment portfolios. As of December 31, 2000, Turner had approximately $8.3 billion in assets under management.

GROWTH FOCUS FUND PORTFOLIO MANAGERS: The Growth Focus Fund is co-managed by Robert E. Turner, Christopher K. McHugh and William C. McVail.

Robert E. Turner, CFA, Chairman and Chief Investment Officer, joined Turner in 1990 and has over 19 years of investment experience. Christopher K. McHugh also joined Turner in 1990. Mr. McHugh is a Senior Portfolio Manager/ Security Analyst and has over 14 years of investment experience. William C. McVail, CFA is a Senior Portfolio Manager/Security Analyst and has over 13 years of investment experience. Prior to joining Turner in 1998, Mr. McVail was a portfolio manager at PNC Equity Advisers.

VAN KAMPEN ASSET MANAGEMENT, INC. (VKAM), 1 Parkview Plaza, Oakbrook Terrace, IL 60181-5555, is the subadviser for the Comstock GVIT Value Fund. VKAM is a wholly owned subsidiary of Van Kampen Investments Inc. (Van Kampen). Van Kampen is a diversified asset management company that administers more than three million retail investors accounts, has extensive capabilities for managing institutional portfolios and has more than $__ billion under management or supervision as of March 31, 2002. Van Kampen has more than __ open-end funds, more than __ closed-end funds and more than ____ unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

COMSTOCK GVIT VALUE FUND PORTFOLIO MANAGERS: The Fund is managed by a team of portfolio managers headed by B. Robert Baker, Jr., Senior Portfolio Manager. Mr. Baker has been a Managing Director since December 2000 and became a Senior Vice President of VKAM in December 1998 and a Vice President and a Portfolio Manager of VKAM in June 1995. Prior to June 1995, Mr. Baker was an Associate Portfolio Manager of VKAM and has been employed by VKAM since November 1991.

Portfolio Managers Jason S. Leder and Kevin C. Holt are responsible as co-managers for the day-to-day management of the Fund's investment portfolio. Mr. Leder has been a Vice President of VKAM since February 1999 and became an Assistant Vice President of VKAM in October 1996. Prior to October 1996, Mr. Leder was an Associate Portfolio Manager of VKAM. Prior to April 1995, Mr. Leder was a Securities Analyst for two years with Salomon Brothers, Inc.

Mr. Holt has been a Vice President of VKAM since August 1999. Prior to joining VKAM in August of 1999, Mr. Holt was a Senior Research Analyst with Strong Capital Management from October 1997 to August 1999. From July 1995 to October 1997, he was a Portfolio Manager/Analyst with Citibank Global Asset Management.

BUYING AND SELLING FUND SHARES
================================================================================



WHO CAN BUY SHARES OF THE FUNDS

Class I shares and Class III of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, (collectively, "Nationwide") to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Class III shares may be subject to a shortterm trading fee as described below. Class II shares may be sold to separate accounts of other insurance companies that are not affiliates with Nationwide or the Funds and to certain Nationwide separate accounts if Nationwide affiliates provide additional services necessary for it to receive 12b-1 fees. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

Each Fund sells Class I and Class III (currently each Fund, except the Comstock GVIT Value and J.P. Morgan Balanced Funds offer Class III shares) shares to separate accounts of Nationwide and may also sell Class II shares to separate accounts of other unaffiliated insurance companies and of Nationwide in limited circumstances (currently, only the Drefus GVIT Mid Cap Index and Turner GVIT Growth Focus Funds have Class II shares.) The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of these Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Securities, Inc. It is anticipated that Gartmore Distribution Services, Inc. will be the Funds' distributor after January 25, 2002

PURCHASE PRICE

The purchase price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund allocable to such class, less its liabilities allocable to that class, divided by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern
Time) on each day the Exchange is open for trading.

The Funds do not determine NAV on the following days:

-    New Year's Day
-    Martin Luther King Jr. Day
-    Presidents' Day
-    Good Friday
-    Memorial Day
-    Independence Day
-    Labor Day
-    Thanksgiving Day
-    Christmas Day
-    other days when the New York Stock Exchange is not open.

A Fund reserves the right not to determine NAV when:

-    It Fund has not received any orders to purchase, sell, or exchange shares
-    Changes in the value of the Fund's portfolio do not affect its NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust (GSA), as the Fund's administrator or its agent determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

BUYING AND SELLING FUND SHARES
================================================================================



SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists.

A Fund may delay or refuse any exchange, transfer or redemption request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

SHORT-TERM TRADING FEES

Short-term trading may be defined as frequent, short-term exchange activity for the purpose of profiting from day to day fluctuations in the Fund's share price. This activity increases portfolio management expenses and disrupts portfolio management strategies. This, in turn, increases the probability that portfolio performance will be negatively impacted for all variable insurance contract owners indirectly investing in a Fund.

For these reasons, the Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner. A separate account that redeems Class III shares on behalf of a variable insurance contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the variable insurance contract owner for 60 days or less. For this purpose, if Class III shares were purchased on separate days, the Class III shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class III shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the affected Fund when a short-term redemption within the variable insurance contract occurs (i.e. the affected Fund is held 60 days or less) by the insurance company on behalf of the Fund, and they are intended to discourage variable insurance contract owners from short-term trading of Class III shares. They are designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by shortterm trading.

This fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These redemptions within a variable insurance contract include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

1. Scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging
2. Variable insurance contract withdrawals or loans, including required minimum distributions
3. Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION PLAN

In addition to expenses that may be imposed by varible insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor for the Funds for expenses associated with distributing and selling Class II shares of the Fund and providing shareholder services. Under that Distribution Plan, a Fund that has Class II shares pays its distributor from its Class II shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II Shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase over time and may cost you more than paying other types of sales charges.

DISTRIBUTIONS AND TAXES
================================================================================


DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

FINANCIAL HIGHLIGHTS
================================================================================



FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or for the period of the Fund's operations if less than five years). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.

                                                  STRONG GVIT MID CAP GROWTH FUND
                                            (FORMERLY STRONG NSAT MID CAP GROWTH FUND)
                                                             CLASS I


                                                   YEAR ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                              DECEMBER 31, 2001(a)   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2000            1999            1998          1997(b)
                                              --------------------  --------------  --------------  --------------  --------------
NET ASSET VALUE - BEGINNING OF PERIOD                               $       20.44   $       11.70   $       10.21   $       10.00
                                              --------------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                              (0.06)          (0.01)              -            0.01
  Net realized and unrealized gains (losses)
    on investments                                                          (2.92)           9.87            1.49            0.21
                                              --------------------  --------------  --------------  --------------  --------------
    Total investment activities                                             (2.98)           9.86            1.49            0.22
                                              --------------------  --------------  --------------  --------------  --------------

DISTRIBUTIONS:
  Net investment income                                                         -               -               -           (0.01)
  Net realized gains                                                        (0.81)          (1.12)              -               -
  In excess of net realized gains                                           (0.02)              -               -               -
                                              --------------------  --------------  --------------  --------------  --------------
    Total distributions                                                     (0.83)          (1.12)              -           (0.01)
                                              --------------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value                                  (3.81)           8.74            1.49            0.21
                                              --------------------  --------------  --------------  --------------  --------------
NET ASSET VALUE - END OF YEAR                                       $       16.63   $       20.44   $       11.70   $       10.21
                                              ====================  ==============  ==============  ==============  ==============
Total Return                                                              (15.38)%          84.75%          14.59%        2.20%(c)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                                $     244,804   $      99,091   $      10,342   $       1,347
  Ratio of expenses to average net assets                                    1.00%           1.00%           1.00%        1.00%(d)
  Ratio of net investment income to average
    net assets                                                             (0.40)%         (0.15)%         (0.04)%        0.68%(d)
  Ratio of expenses to average net assets*                                   1.17%           1.23%           1.55%        6.33%(d)
  Portfolio turnover rate                                                  632.95%         637.83%         369.83%          27.32%

-------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not annualized.
(d)  Annualized.

                                              DREYFUS GVIT MID CAP INDEX FUND
                                         (FORMERLY DREYFUS NSAT MID CAP INDEX FUND)
                                                          CLASS I


                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                 2001(a)          2000            1999            1998          1997(b)
                                              -------------  --------------  --------------  --------------  --------------
NET ASSET VALUE - BEGINNING OF PERIOD                        $       12.32   $       10.92   $        9.94   $       10.00
                                              -------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income                                               0.07            0.05            0.09            0.02
  Net realized and unrealized gains (losses)
    on investments                                                    1.79            2.21            0.98           (0.06)
                                              -------------  --------------  --------------  --------------  --------------
    Total investment activities                                       1.86            2.26            1.07           (0.04)
                                              -------------  --------------  --------------  --------------  --------------

DISTRIBUTIONS:
  Net investment income                                              (0.08)          (0.03)          (0.08)          (0.02)
  In excess of net investment income                                 (0.01)              -               -               -
  Net realized gains                                                 (0.52)          (0.83)              -               -
  In excess of net realized gains                                    (0.02)              -               -               -
  Tax return of capital-                                                 -           (0.01)              -
                                              -------------  --------------  --------------  --------------  --------------
    Total distributions                                              (0.63)          (0.86)          (0.09)          (0.02)
                                              -------------  --------------  --------------  --------------  --------------

Net increase (decrease) in net asset value                            1.23            1.40            0.98           (0.06)
                                              -------------  --------------  --------------  --------------  --------------
NET ASSET VALUE - END OF YEAR                                $       13.55   $       12.32   $       10.92   $        9.94
                                              =============  ==============  ==============  ==============  ==============
Total Return                                                         15.21%          20.92%          10.81%      (0.36)%(c)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                         $     145,350   $      20,259   $      10,849   $       3,214
  Ratio of expenses to average net assets                             0.65%           1.03%           1.20%        1.20%(d)
  Ratio of net investment income to average
    net assets                                                        0.68%           0.56%           0.79%        1.55%(d)
  Ratio of expenses to average net assets*                            0.90%           1.74%           1.54%        3.31%(d)
  Portfolio turnover rate                                            83.45%         275.04%         119.37%           7.81%

-----------------------------------------------------------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not annualized.
(d)  Annualized.

FINANCIAL HIGHLIGHTS
================================================================================



                                 FINANCIAL HIGHLIGHTS
                             TURNER GVIT GROWTH FOCUS FUND
                       (FORMERLY TURNER NSAT GROWTH FOCUS FUND)
                                        CLASS I


                                                          YEAR ENDED     PERIOD ENDED
                                                         DECEMBER 31,    DECEMBER 31,
                                                            2001(a)        2000(b)
                                                         -------------  --------------
NET ASSET VALE-BEGINNING OF PERIOD                                      $       10.00
                                                         -------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                                  (0.01)
  Net realized and unrealized gains (losses)
    on investments                                                              (4.02)
                                                         -------------  --------------
    Total investment activities                                                 (4.03)
                                                         -------------  --------------

DISTRIBUTIONS:
  Net investment income                                                             -
                                                         -------------  --------------
  Net realized gains                                                                -
                                                         -------------  --------------
    Total distributions                                                             -
                                                         -------------  --------------
NET ASSET VALUE - END OF YEAR                                           $        5.97
                                                         =============  ==============
Total Return                                                               (40.30)%(c)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                                    $       5,530
  Ratio of expenses to average net assets                                     1.35%(d)
  Ratio of net investment income to average net assets                      (0.55)%(d)
  Ratio of expenses to average net assets*                                    5.03%(d)
  Portfolio turnover rate                                                      867.40%

----------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period June 30, 2000 (commencement of operations) through December 31, 2000.
(c)  Not annualized.
(d)  Annualized.

                                                 COMSTOCK GVIT VALUE FUND
                                        (FORMERLY FEDERATED GVIT EQUITY INCOME FUND
                                          AND FEDERATED NSAT EQUITY INCOME FUND)
                                                          CLASS I


                                              YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2001(a)          2000            1999            1998          1997(b)
                                             -------------  --------------  --------------  --------------  --------------
NET ASSET VALUE-BEGINNING OF PERIOD                         $       13.53   $       11.47   $       10.16   $       10.00
                                             -------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income                                              0.12            0.05            0.10            0.02
  Net realized and unrealized gains (losses)
    on investments                                                  (1.54)           2.06            1.44            0.16
                                             -------------  --------------  --------------  --------------  --------------
    Total investment activities                                     (1.42)           2.11            1.54            0.18
                                             -------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                                             (0.12)          (0.04)          (0.10)          (0.02)
  Net realized gains                                                    -           (0.01)          (0.13)              -
    Total distributions                                             (0.12)          (0.05)          (0.23)          (0.02)
                                             -------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value                          (1.54)           2.06            1.31            0.16
                                             -------------  --------------  --------------  --------------  --------------
NET ASSET VALUE - END OF YEAR                               $       11.99   $       13.53   $       11.47   $       10.16
                                             =============  ==============  ==============  ==============  ==============
Total Return                                                      (10.62)%          18.49%          15.13%        1.77%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                        $      55,951   $      29,189   $      14,194   $       1,610
  Ratio of expenses to average net assets                            0.95%           0.95%           0.95%        0.95%(d)
  Ratio of net investment income to average
    net assets                                                       0.96%           0.43%           1.11%        1.34%(d)
  Ratio of expenses to average net assets*                           1.11%           1.09%           1.15%        5.63%(d)
  Portfolio turnover rate                                           72.32%          45.16%          49.12%          14.52%

------------------------------------------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not annualized.
(d)  Annualized.

FINANCIAL HIGHLIGHTS
================================================================================



                                                    FINANCIAL HIGHLIGHTS
                                               J.P. MORGAN GVIT BALANCED FUND
                                         (FORMERLY J.P. MORGAN NSAT BALANCED FUND)
                                                          CLASS I


                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                 2001(A)          2000            1999            1998          1997(B)
                                              -------------  --------------  --------------  --------------  --------------
NET ASSET VALUE - BEGINNING OF PERIOD                        $       10.31   $       10.58   $       10.10   $       10.00
                                              -------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income                                               0.28            0.37            0.30            0.05
  Net realized and unrealized gains (losses)
    on investments                                                   (0.30)          (0.28)      0.51 0.10
                                              -------------  --------------  --------------  --------------  --------------
    Total investment activities                                      (0.02)           0.09            0.81            0.15
                                              -------------  --------------  --------------  --------------  --------------

DISTRIBUTIONS:
  Net investment income                                              (0.29)          (0.36)          (0.30)          (0.05)
  Net realized gains                                                     -               -           (0.03)              -
                                              -------------  --------------  --------------  --------------  --------------
    Total distributions                                              (0.29)          (0.36)          (0.33)          (0.05)
                                              -------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value                           (0.31)          (0.27)           0.48            0.10
                                              -------------  --------------  --------------  --------------  --------------
NET ASSET VALUE - END OF YEAR                             -  $       10.00   $       10.31   $       10.58   $       10.10
                                              =============  ==============  ==============  ==============  ==============
Total Return                                                        (0.35)%           0.87%           8.07%        1.46%(c)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                         $     112,577   $      78,157   $      40,885   $       1,886
  Ratio of expenses to average net assets                             0.90%           0.90%           0.90%        0.90%(d)
  Ratio of net investment income to average
    net assets                                                        2.86%           3.68%           3.81%        4.08%(d)
  Ratio of expenses to average net assets*                            1.07%           1.00%           0.96%        4.90%(d)
  Portfolio turnover rate                                           252.43%         103.69%         137.35%           0.19%

-----------------------------------------------------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)  The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not annualized.
(d)  Annualized.

                                              MAS GVIT MULTI SECTOR BOND FUND
                                         (FORMERLY MAS NSAT MULTI SECTOR BOND FUND)
                                                          CLASS I


                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                 2001(A)          2000            1999            1998          1997(B)
NET ASSET VALUE - BEGINNING OF PERIOD                        $        9.37   $        9.82   $       10.05   $       10.00
                                              -------------  --------------  --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income                                               0.61            0.61            0.48            0.05
  Net realized and unrealized gains (losses)
    on investments                                                   (0.10)          (0.47)          (0.22)           0.05
                                              -------------  --------------  --------------  --------------  --------------
    Total investment activities                                       0.51            0.14            0.26            0.10
                                              -------------  --------------  --------------  --------------  --------------

DISTRIBUTIONS:
  Net investment income                                              (0.60)          (0.59)          (0.47)          (0.05)
  Net realized gains -                                                   -           (0.01)              -
  Tax return of capital -                                                -           (0.01)              -
                                              -------------  --------------  --------------  --------------  --------------
    Total distributions                                              (0.60)          (0.59)          (0.49)          (0.05)
                                              -------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net asset value                           (0.09)          (0.45)          (0.23)           0.05
                                              -------------  --------------  --------------  --------------  --------------
NET ASSET VALUE - END OF YEAR                                $        9.28   $        9.37   $        9.82   $       10.05
                                              =============  ==============  ==============  ==============  ==============
Total Return
                                                                      5.65%           1.56%           2.60%        1.04%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                         $     132,227   $      72,862   $      36,965   $       2,032
  Ratio of expenses to average net assets                             0.90%           0.90%           0.90%        0.90%(d)
  Ratio of net investment income to average
    net assets                                                        7.07%           7.03%           6.42%        4.77%(d)
  Ratio of expenses to average net assets*                            1.09%           1.02%           0.96%        4.41%(d)
  Portfolio turnover rate                                           399.03%         242.89%         287.69%          48.90%

-----------------------------------------------------------------
*       During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)     The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)     For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)     Not annualized.
(d)     Annualized.

FINANCIAL HIGHLIGHTS
================================================================================



                                                     FINANCIAL HIGHLIGHTS
                                             FEDERATED GVIT HIGH INCOME BOND FUND
                                       (FORMERLY FEDERATED NSAT HIGH INCOME BOND FUND)
                                                           CLASS I


                                               YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                              DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                 2001(A)          2000             1999             1998          1997(B)
NET ASSET VALUE - BEGINNING OF PERIOD                        $        9.52   $         10.04   $       10.12   $       10.00
                                              -------------  --------------  ----------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                        0.89              0.83            0.66             .11
  Net realized and unrealized gains (losses)
    on investments                                                   (1.62)            (0.52)          (0.08)           0.12
                                              -------------  --------------  ----------------  --------------  --------------
    Total investment activities                                      (0.73)   0.31 0.58 0.23
                                              -------------  --------------  ----------------  --------------  --------------

DISTRIBUTIONS:
  Net investment income                                              (0.89)            (0.83)          (0.66)          (0.11)
  Tax return of capital . (0.01)                                         -                 -               -
                                              -------------  --------------  ----------------  --------------  --------------
    Total distributions                                              (0.90)            (0.83)          (0.66)          (0.11)
                                              -------------  --------------  ----------------  --------------  --------------
Net increase (decrease) n net asset value                            (1.63)            (0.52)          (0.08)          (0.12)
                                              -------------  --------------  ----------------  --------------  --------------
NET ASSET VALUE - END OF YEAR                             -            .89   $          9.52   $       10.04   $       10.12
                                              =============  ==============  ================  ==============  ==============
Total Return                                                        (8.28)%             3.19%           5.80%        2.28%(c)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                         $      78,631   $        64,754   $      36,630   $       6,029
  Ratio of expenses to average net assets                             0.95%             0.95%           0.95%        0.95%(d)
  Ratio of net investment income to average
    net assets                                                       10.44%             8.81%           7.88%        6.96%(d)
  Ratio of expenses to average net assets*                            1.12%             1.15%           1.12%        2.18%(d)
  Portfolio turnover rate                                            18.12%            22.04%          24.25%           7.37%

-----------------------------------------------------------------
*       During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a)     The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)     For the period from October 31, 1997 (commencement of operations)     through December 31, 1997.
(c)     Not annualized.
(d)     Annualized.

[This Page Left Blank Intentionally]

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)

-    Annual Report

-    Semi-Annual Report

To obtain a document free of charge, contact us at the address or number listed below.

FOR ADDITIONAL INFORMATION, PLEASE CONTACT YOUR VARIABLE INSURANCE PROVIDER.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213



GARTMORE FUNDS

Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205

WWW.GARTMOREFUNDS.COM                                              FND-0017 1/02

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2002


                        GARTMORE VARIABLE INSURANCE TRUST
                 (formerly "Nationwide Separate Account Trust")

  Strong GVIT Mid Cap Growth Fund (formerly "Strong NSAT Mid Cap Growth Fund")
    Nationwide GVIT Strategic Value Fund (formerly "Nationwide Strategic Value
                                     Fund")
     Comstock GVIT Value Fund (formerly "Federated GVIT Equity Income Fund") Federate GVIT High Income Bond Fund (formerly "Federated NSAT High Income Bond
                                     Fund")
   J.P. Morgan GVIT Balanced Fund (formerly "J.P. Morgan NSAT Balanced Fund") MAS GVIT Multi Sector Bond Fund (formerly "MAS NSAT Multi Sector Bond Fund")
     GVIT Small Cap Value Fund (formerly "Nationwide Small Cap Value Fund")
    GVIT Small Cap Growth Fund (formerly "Nationwide Small Cap Growth Fund") Gartmore GVIT Worldwide Leaders Fund (formerly "Nationwide Global 50 Fund")
  Dreyfus GVIT Mid Cap Index Fund (formerly "Dreyfus NSAT Mid Cap Index Fund")
       GVIT Small Company Fund (formerly "Nationwide Small Company Fund")
         Gartmore GVIT Total Return Fund (formerly "Total Return Fund")
        Gartmore GVIT Growth Fund (formerly "Capital Appreciation Fund")
      Gartmore GVIT Government Bond Fund (formerly "Government Bond Fund")
         Gartmore GVIT Money Market Fund (formerly "Money Market Fund")
    Turner GVIT Growth Focus Fund (formerly "Turner NSAT Growth Focus Fund") Gartmore GVIT Global Technology and Communications Fund (formerly "Gartmore NSAT
                   Global Technology and Communications Fund")
Gartmore GVIT Global Health Sciences Fund (formerly "Gartmore NSAT Global Health
                                 Sciences Fund")
  Gartmore GVIT Millennium Growth Fund formerly "Gartmore NSAT Millennium Growth
                                     Fund")
   Gartmore GVIT Emerging Markets Fund (formerly "Gartmore NSAT Emerging Markets
                                     Fund")
  Gartmore GVIT International Growth Fund (formerly "Gartmore NSAT International
                                  Growth Fund")
Gartmore GVIT Global Leaders Fund (formerly "Gartmore NSAT Global Leaders Fund")
   Gartmore GVIT European Leaders Fund (formerly "Gartmore NSAT European Growth
                                     Fund")
 Gartmore GVIT Global Small Companies Fund (formerly "Gartmore NSAT Global Small
                                Companies Fund")
           Gartmore GVIT OTC Fund (formerly "Gartmore NSAT OTC Fund")
                     Gartmore GVIT U.S. Growth Leaders Fund
    Gartmore GVIT Nationwide Leaders Fund (formerly "Gartmore GVIT U.S. Leaders
                                     Fund")
                     Gartmore GVIT Asia Pacific Leaders Fund
                  Gartmore GVIT Global Financial Services Fund
                       Gartmore GVIT Global Utilities Fund
   Gartmore GVIT Investor Destinations Aggressive Fund (formerly "GVIT Investor
                         Destinations Aggressive Fund")
  Gartmore GVIT Investor Destinations Moderately Aggressive Fund (formerly "NSAT
               Investor Destinations Moderately Aggressive Fund")
    Gartmore GVIT Investor Destinations Moderate Fund (formerly "NSAT Investor
                          Destinations Moderate Fund")
Gartmore GVIT Investor Destinations Moderately Conservative Fund (formerly "NSAT
              Investor Destinations Moderately Conservative Fund")
  Gartmore GVIT Investor Destinations Conservative Fund (formerly "NSAT Investor
                        Destinations Conservative Fund")
      Gartmore GVIT Money Market Fund II (formerly "Money Market Fund II")

     Gartmore Variable Insurance Trust is a registered open-end investment company currently consisting of 36 series. This Statement of Additional Information relates to all series of the Trust (each, a "Fund" and collectively, the "Funds").

     This Statement of Additional Information is not a prospectus but the Statement of Additional Information is incorporated by reference into the Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the following Prospectuses:

     Strong  GVIT  Mid Cap Growth Fund, Dreyfus GVIT Mid Cap Growth Fund, Turner
          GVIT Growth Focus Fund, Comstock GVIT Value Fund, J.P. Morgan GVIT Balanced Fund, MAS GVIT Multi Sector Bond Fund and Federated GVIT High Income Bond Fund, dated May 1, 2002.
     GVIT Small  Cap  Value  Fund,  GVIT  Small  Company Fund and GVIT Small Cap
          Growth Fund dated May 1, 2001 (as revised January 25, 2002). Nationwide GVIT Strategic Value Fund dated May 1, 2002. Gartmore GVIT Total Return Fund and Gartmore GVIT Growth Fund dated May 1, 2002.
     Gartmore  GVIT  Government  Bond  Fund  and Gartmore GVIT Money Market Fund
          dated  May  1,  2002.
     Gartmore  GVIT  Global  Technology  and  Communications Fund, Gartmore GVIT
          Global Financial Services Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Health Sciences Fund dated May 1, 2002.
     Gartmore  GVIT Emerging Markets Fund and Gartmore GVIT International Growth
          Fund  dated  May  1,  2002.
     Class  I  and  Class  II shares of the Gartmore GVIT Millennium Growth Fund dated May 1, 2002 (shares of this Fund are not currently offered). Class I shares of the Gartmore NSAT Global Leaders Fund, Gartmore GVIT
          European Growth Fund, Gartmore GVIT Global Small Companies Fund dated May 1, 2002 (shares of these Funds are not currently offered).
     Class  I shares of Gartmore OTC Fund dated May 1, 2002 (shares of this Fund are  not  currently  offered).
     Gartmore GVIT Worldwide Leaders Fund, Gartmore GVIT Nationwide Leaders Fund
          and the Gartmore GVIT U.S. Growth Leaders Fund, dated May 1, 2002. Class I, Class II and Class III shares of the Gartmore GVIT Asia Pacific
          Leaders Fund, Gartmore GVIT European Leaders Fund, dated May __, 2002 (shares of these Funds are not currently offered).
     Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor
          Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund and Gartmore GVIT Investor Destinations

          Conservative Fund (collectively the "GVIT Investor Destinations Funds") dated May 1. 2002.
     Gartmore  GVIT  Money  Market  Fund  II  dated  May  1,  2002.

     Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215, or by calling toll free 1-800-848-6331.

TABLE OF CONTENTS                                                        PAGE
-----------------                                                        ----

General Information and History . . . . . . . . . . . . . . . . . . . .     1
Additional Information on Portfolio Instruments and Investment Policies     1
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . .    50
Major Shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . .    56
Trustees and Officers of the Trust. . . . . . . . . . . . . . . . . . .    57
Calculating Yield and Total Return. . . . . . . . . . . . . . . . . . .    65
Investment Advisory and Other Services. . . . . . . . . . . . . . . . .    69
Brokerage Allocations . . . . . . . . . . . . . . . . . . . . . . . . .    93
Purchases, Redemptions and Pricing of Shares. . . . . . . . . . . . . .   100
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . .   102
Tax Status. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   104
Other Tax Consequences. . . . . . . . . . . . . . . . . . . . . . . . .   104
Tax Consequences to Shareholders. . . . . . . . . . . . . . . . . . . .   105
Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . .   105
Appendix A - Debt Ratings . . . . . . . . . . . . . . . . . . . . . . .   106

GENERAL  INFORMATION  AND  HISTORY

     Gartmore Variable Insurance Trust, formerly "Nationwide Separate Account Trust", is an open-end investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust currently offers shares in 36 separate series, each with its own investment objective. Each of the Funds, except for the Strong GVIT Mid Cap Growth Fund, Gartmore GVIT Small Company Fund, Turner GVIT Growth Focus Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund,
Gartmore  GVIT  Worldwide Leaders Fund, Gartmore GVIT Asia Pacific Leaders Fund,
Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore GVIT Investor Destinations Conservative Fund, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

ADDITIONAL  INFORMATION  ON  PORTFOLIO  INSTRUMENTS  AND  INVESTMENT  POLICIES


ALL  FUNDS

     The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This Statement of Additional Information (SAI) contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

     With respect to the GVIT Investor Destinations Funds, this Statement of Additional Information uses the term "Fund" to include the Underlying Funds in which such Funds invest. Please review the discussions in the Prospectus for further information regarding the investment objectives and policies of each GVIT Investor Destinations Fund, including their respective Underlying Fund.

                                  Gartmore  Strong   Dreyfus   Gartmore   Gartmore  Gartmore  Gartmore   Comstock  Gartmore
                                    GVIT     GVIT     GVIT    GVIT Small    GVIT      GVIT      GVIT       GVIT      GVIT
                                   Growth   Mid Cap  Mid Cap   Company     Small     Small    Worldwide   Value     Total
                                            Growth    Index                 Cap       Cap      Leaders              Return
TYPE OF INVESTMENT OR TECHNIQUE                                            Growth    Value
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
U.S. common stocks                Y         Y        Y        Y           Y         Y         Y          Y         Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Preferred stocks                  Y         Y        Y        Y           Y         Y         Y          Y         Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Small company stocks              Y         Y        Y        Y           Y         Y         Y          Y         Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Special situation companies       Y         Y        Y        Y           Y         Y         Y          Y         Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Illiquid securities               Y         Y        Y        Y           Y         Y         Y          Y         Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Restricted securities             Y         Y        Y        Y           Y         Y         Y          Y         Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
When-issued / delayed-delivery    Y         Y        Y        Y           Y         Y         Y          Y         Y
securities
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Limited liability companies                                   Y                                          Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Investment companies              Y         Y        Y        Y           Y         Y         Y          Y         Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Real estate securities                      Y        Y        Y           Y                   Y          Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Securities of foreign issuers     Y         Y        Y        Y           Y         Y         Y          Y         Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Depositary receipts                                  Y        Y           Y         Y         Y          Y         Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Securities from developing                                    Y           Y                   Y          Y
countries/emerging markets
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Convertible securities            Y         Y        Y        Y           Y         Y         Y          Y         Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Long-term debt                    Y         Y        Y        Y           Y         Y                    Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Long-term debt when originally    Y         Y        Y        Y           Y         Y                    Y
issued but with less than 397
days remaining to maturity
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Short-term debt                   Y         Y        Y        Y           Y         Y         Y          Y         Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Floating and variable rate                                    Y                                          Y         Y
securities
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Zero coupon securities                      Y        Y        Y           Y                              Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Step-coupon securities                                                                                   Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Pay-in-kind bonds                           Y        Y                    Y                              Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Deferred payment securities                 Y        Y                    Y                              Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Brady bonds
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Non-investment grade debt                   Y        Y        Y           Y                              Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Loan participations
and assignments
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Sovereign debt (foreign)                                      Y                               Y
(denominated in U.S. $)
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Foreign commercial paper                                      Y                               Y          Y         Y
(denominated in U.S. $)
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Duration                                                                                      Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
U.S. Government securities        Y         Y        Y        Y           Y         Y         Y          Y         Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Money market instruments          Y         Y        Y        Y           Y         Y         Y          Y         Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------
Mortgage-backed securities                  Y        Y        Y
--------------------------------  --------  -------  -------  ----------  --------  --------  ---------  --------  --------



                                  J.P. Morgan   Gartmore    MAS    Federated  Money     Money    Turner   Gartmore
                                     GVIT         GVIT      GVIT   GVIT High  Market  Market II   GVIT      NSAT
                                   Balanced    Government  Multi    Income                       Growth  Millennium
                                                  Bond     Sector    Bond                        Focus     Growth
TYPE OF INVESTMENT OR TECHNIQUE                             Bond
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
U.S. common stocks                Y                                Y                             Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Preferred stocks                  Y                                Y                             Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Small company stocks                                               Y                             Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Special situation companies                                        Y                             Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Illiquid securities               Y            Y           Y       Y          Y       Y          Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Restricted securities             Y            Y           Y       Y          Y       Y          Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
When-issued / delayed-delivery    Y            Y           Y       Y          Y       Y          Y       Y
securities
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Limited liability companies                                        Y                             Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Investment companies              Y            Y           Y       Y          Y       Y          Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Real estate securities            Y                        Y       Y                             Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Securities of foreign issuers     Y                        Y       Y          Y                  Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Depositary receipts               Y                        Y       Y                             Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Securities from developing        Y                        Y       Y                             Y       Y
countries/emerging markets
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Convertible securities            Y                        Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Long-term debt                    Y            Y           Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Long-term debt when originally    Y            Y           Y       Y          Y       Y
issued but with less than 397
days remaining to maturity
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Short-term debt                   Y            Y           Y       Y          Y       Y          Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Floating and variable rate        Y            Y           Y       Y          Y       Y                  Y
securities
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Zero coupon securities            Y            Y           Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Step-coupon securities                                     Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Pay-in-kind bonds                 Y                        Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Deferred payment securities       Y                        Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Brady bonds                       Y                        Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Non-investment grade debt         Y                        Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Loan participations               Y                        Y       Y          Y       Y
and assignments
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Sovereign debt (foreign)          Y                        Y                  Y       Y                  Y
(denominated in U.S. $)
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Foreign commercial paper          Y                        Y       Y          Y       Y          Y
(denominated in U.S. $)
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Duration                                       Y           Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
U.S. Government securities        Y            Y           Y       Y          Y       Y          Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Money market instruments          Y            Y           Y       Y          Y       Y          Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------
Mortgage-backed securities        Y            Y           Y       Y          Y       Y
--------------------------------  -----------  ----------  ------  ---------  ------  ---------  ------  ----------

                                        Gartmore      Gartmore    Gartmore    Gartmore      Gartmore    Gartmore    Gartmore
                                      GVIT Global    GVIT Global    GVIT        GVIT       NSAT Global  NSAT GVIT  NSAT Global
                                     Technology and    Health     Emerging  International    Leaders    European      Small
                                     Communications   Sciences    Markets      Growth                    Leaders    Companies
TYPE OF INVESTMENT OR TECHNIQUE                                                                          Growth
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
U.S. common stocks                   Y               Y            Y         Y              Y            Y          Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Preferred stocks                     Y               Y            Y         Y              Y            Y          Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Small company stocks                 Y               Y            Y         Y              Y            Y          Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Special situation companies          Y               Y            Y         Y              Y            Y          Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Illiquid securities                  Y               Y            Y         Y              Y            Y          Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Restricted securities                Y               Y            Y         Y              Y            Y          Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
When-issued / delayed-delivery                       Y            Y         Y              Y            Y          Y
securities
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Limited liability companies                                       Y         Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Investment companies                 Y               Y            Y         Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Real estate securities               Y               Y            Y         Y              Y                       Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Securities of foreign issuers        Y               Y            Y         Y              Y            Y          Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Depositary receipts                  Y               Y            Y         Y              Y            Y          Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Securities from developing           Y               Y            Y         Y              Y            Y          Y
countries / emerging markets
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Convertible securities               Y               Y            Y         Y              Y            Y          Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Long-term debt                                                    Y         Y                           Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Long-term debt when originally                                    Y         Y                           Y
issued but with less than 397 days
remaining to maturity
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Short-term debt                      Y               Y            Y         Y              Y            Y          Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Floating and variable rate           Y               Y            Y         Y                           Y
securities
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Zero coupon securities                                            Y         Y                           Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Step-coupon securities                                            Y         Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Pay-in-kind bonds                                                 Y         Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Deferred payment securities                                       Y         Y                           Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Brady bonds                                                       Y         Y                           Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Non-investment grade debt                                         Y         Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Loan participations and                                           Y         Y
assignments
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Sovereign debt (foreign)                                          Y         Y              Y            Y          Y
(denominated in U.S. $)
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Foreign commercial paper                             Y            Y         Y              Y            Y          Y
(denominated in U.S. $)
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Duration                                                          Y         Y              Y            Y          Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
U.S. Government securities           Y               Y            Y         Y              Y            Y          Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Money market instruments             Y               Y            Y         Y              Y            Y          Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------
Mortgage-backed securities                                        Y         Y
-----------------------------------  --------------  -----------  --------  -------------  -----------  ---------  -----------



                                     Gartmore   Gartmore   Gartmore   Gartmore    Gartmore     Gartmore
                                     NSAT OTC     GVIT     GVIT U.S.  GVIT Asia  GVIT Global  GVIT Global
                                               Nationwide   Growth     Pacific    Financial    Utilities
TYPE OF INVESTMENT OR TECHNIQUE                 Leaders     Leaders    Leaders    Services
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------

U.S. common stocks                   Y         Y           Y          Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Preferred stocks                     Y         Y           Y          Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Small company stocks                 Y         Y           Y          Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Special situation companies          Y         Y           Y          Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Illiquid securities                  Y         Y           Y          Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Restricted securities                Y         Y           Y          Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
When-issued / delayed-delivery       Y         Y           Y          Y          Y            Y
securities
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Limited liability companies
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Investment companies                           Y           Y          Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Real estate securities               Y                                                        Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Securities of foreign issuers        Y         Y           Y          Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Depositary receipts                  Y         Y           Y          Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Securities from developing           Y                     Y          Y          Y            Y
countries / emerging markets
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Convertible securities               Y         Y           Y          Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Long-term debt                                 Y           Y          Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Long-term debt when originally                 Y           Y          Y          Y            Y
issued but with less than 397 days
remaining to maturity
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Short-term debt                      Y         Y           Y          Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Floating and variable rate                     Y           Y          Y          Y            Y
securities
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Zero coupon securities                                                Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Step-coupon securities
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Pay-in-kind bonds
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Deferred payment securities                                           Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Brady bonds                                                           Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Non-investment grade debt                                  Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Loan participations and
assignments
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Sovereign debt (foreign)             Y
(denominated in U.S. $)
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Foreign commercial paper             Y         Y
(denominated in U.S. $)
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Duration                             Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
U.S. Government securities           Y         Y           Y          Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Money market instruments             Y         Y           Y          Y          Y            Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------
Mortgage-backed securities                                 Y
-----------------------------------  --------  ----------  ---------  ---------  -----------  -----------

                                        GVIT Investor  GVIT Investor  GVIT Investor  GVIT Investor  GVIT Investor  Nationwide
                                        Destinations   Destinations   Destinations   Destinations   Destinations   Strategic
                                         Aggressive     Moderately      Moderate      Moderately    Conservative     Value
TYPE OF INVESTMENT OR TECHNIQUE                         Aggressive                   Conservative
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
U.S. common stocks                      Y              Y              Y              Y              Y              Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Preferred stocks                                                                                                   Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Small company stocks                    Y              Y              Y              Y                             Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Special situation companies             Y              Y              Y              Y              Y              Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Illiquid securities                     Y              Y              Y              Y              Y              Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Restricted securities                   Y              Y              Y              Y              Y              Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
When-issued / delayed-delivery          Y              Y              Y              Y              Y              Y
securities
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Limited liability companies
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Investment companies                    Y              Y              Y              Y              Y              Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Real estate securities                                                                                             Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Securities of foreign issuers           Y              Y              Y              Y              Y              Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Depositary receipts                     Y              Y              Y              Y              Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Securities from developing
countries / emerging markets
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Convertible securities                                                                                             Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Long-term debt                          Y              Y              Y              Y              Y              Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Long-term debt when originally          Y              Y              Y              Y              Y              Y
issued but with less than 397 days
remaining to maturity
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Short-term debt                         Y              Y              Y              Y              Y              Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Floating and variable rate securities   Y              Y              Y              Y              Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Zero coupon securities
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Step-coupon securities
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Pay-in-kind bonds
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Deferred payment securities
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Brady bonds
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Non-investment grade debt                                                                                          Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Loan participations and
assignments
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Sovereign debt (foreign)                Y              Y              Y              Y              Y
(denominated in U.S. $)
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Foreign commercial paper                Y              Y              Y              Y              Y
(denominated in U.S. $)
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Duration                                               Y              Y              Y              Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
U.S. Government securities              Y              Y              Y              Y              Y              Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Money market instruments                Y              Y              Y              Y              Y              Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------
Mortgage-backed securities              Y              Y              Y              Y              Y              Y
--------------------------------------  -------------  -------------  -------------  -------------  -------------  ----------

                                 Gartmore  Strong  Dreyfus  Gartmore  Gartmore  Gartmore  Gartmore   Federated  Gartmore    J.P.
                                   GVIT     GVIT    GVIT      GVIT      GVIT      GVIT      GVIT       GVIT       GVIT     Morgan
                                  Growth    Mid      Mid     Small     Small     Small    Worldwide   Equity     Total      GVIT
TYPE OF INVESTMENT OR                       Cap      Cap    Company     Cap       Cap      Leaders    Income     Return   Balanced
TECHNIQUE                                  Growth   Index              Growth    Value
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Stripped mortgage-
backed securities
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Collateralized mortgage                                                                                                   Y
obligations
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Mortgage dollar rolls                      Y                Y                                                             Y
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Asset-backed securities          Y         Y                Y                                                   Y         Y
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Bank and/or Savings and          Y         Y       Y        Y         Y                   Y          Y          Y         Y
Loan obligations
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Repurchase agreements            Y         Y       Y        Y         Y         Y         Y          Y          Y         Y
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Reverse repurchase                         Y       Y        Y         Y         Y         Y          Y                    Y
agreements
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Warrants                         Y         Y       Y        Y         Y         Y         Y          Y          Y         Y
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Futures                          Y         Y       Y        Y         Y                   Y          Y          Y         Y
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Options                          Y         Y       Y        Y         Y                   Y          Y          Y         Y
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Foreign currencies                         Y       Y        Y         Y                   Y
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Forward currency                 Y                          Y         Y                   Y                     Y
contracts
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Borrowing money                  Y         Y       Y        Y         Y         Y         Y          Y          Y         Y
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Lending of portfolio securities  Y         Y       Y        Y         Y         Y         Y          Y          Y         Y
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Short sales                      Y         Y       Y        Y                                                   Y
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Swap Agreements
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Extendable Commercial
Notes
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Wrap Contracts
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Indexed Securities               Y                                                                              Y
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------
Nationwide Contract
-------------------------------  --------  ------  -------  --------  --------  --------  ---------  ---------  --------  --------



                                  Gartmore   Nationwide   MAS    Federated GVIT  Money     Money    Turner   Gartmore
                                    GVIT       Income     GVIT        High       Market  Market II   GVIT      NSAT
                                 Government              Multi       Income                         Growth  Millennium
TYPE OF INVESTMENT OR               Bond                 Sector       Bond                          Focus     Growth
TECHNIQUE                                                 Bond
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Stripped mortgage-               Y                       Y
backed securities
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Collateralized mortgage          Y           Y           Y
obligations
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Mortgage dollar rolls                        Y           Y                                          Y
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Asset-backed securities          Y           Y           Y       Y               Y       Y                  Y
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Bank and/or Savings and          Y           Y           Y       Y               Y       Y          Y       Y
Loan obligations
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Repurchase agreements            Y           Y           Y       Y               Y       Y          Y       Y
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Reverse repurchase                                       Y       Y                                  Y       Y
agreements
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Warrants                                                 Y       Y                                  Y       Y
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Futures                                                  Y       Y                                  Y       Y
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Options                                                  Y       Y                                  Y       Y
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Foreign currencies                                       Y                                          Y
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Forward currency                                         Y                                          Y       Y
contracts
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Borrowing money                  Y           Y           Y       Y               Y       Y          Y       Y
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Lending of portfolio securities  Y           Y           Y       Y               Y       Y          Y       Y
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Short sales                                                                                         Y       Y
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Swap Agreements                                          Y
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Extendable Commercial                                                            Y       Y          Y
Notes
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Wrap Contracts
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Indexed Securities
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------
Nationwide Contract
-------------------------------  ----------  ----------  ------  --------------  ------  ---------  ------  ----------

                                     Gartmore GVIT   Gartmore  Gartmore    Gartmore     Gartmore  Gartmore  Gartmore   Gartmore
                                         Global        GVIT      GVIT        GVIT         NSAT      NSAT      NSAT       NSAT
                                     Technology and   Global   Emerging  International   Global     GVIT     Global      OTC
                                     Communications   Health   Markets      Growth      Leaders   European    Small
                                                     Sciences                                     Leaders   Companies
TYPE OF INVESTMENT OR TECHNIQUE                                                                    Growth
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Stripped mortgage-backed securities
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Collateralized mortgage obligations
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Mortgage dollar rolls
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Asset-backed securities
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Bank and/or Savings and Loan         Y               Y         Y         Y              Y         Y         Y          Y
obligations
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Repurchase agreements                Y               Y         Y         Y              Y         Y         Y          Y
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Reverse repurchase agreements        Y                                                            Y
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Warrants                             Y               Y         Y         Y              Y         Y         Y          Y
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Futures                              Y               Y         Y         Y              Y         Y         Y          Y
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Options                              Y                         Y         Y              Y         Y         Y          Y
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Foreign currencies                   Y               Y         Y         Y              Y         Y         Y          Y
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Forward currency contracts           Y               Y         Y         Y              Y         Y         Y          Y
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Borrowing money                      Y               Y         Y         Y              Y         Y         Y          Y
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Lending of portfolio securities      Y               Y         Y         Y              Y         Y         Y          Y
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Short sales                          Y               Y         Y         Y              Y         Y         Y
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Swap Agreements                                                                                                        Y
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Extendable Commercial Notes
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Wrap Contracts
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Indexed Securities
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
Nationwide Contract
-----------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------



                                      Gartmore   Gartmore   Gartmore  Gartmore   Gartmore
                                        GVIT     GVIT U.S.    GVIT      GVIT       GVIT
                                     Nationwide   Growth      Asia     Global     Global
                                      Leaders     Leaders   Pacific   Financial  Utilities
TYPE OF INVESTMENT OR TECHNIQUE                             Leaders   Services
-----------------------------------  ----------  ---------  --------  ---------  ---------
Stripped mortgage-backed securities
-----------------------------------  ----------  ---------  --------  ---------  ---------
Collateralized mortgage obligations
-----------------------------------  ----------  ---------  --------  ---------  ---------
Mortgage dollar rolls
-----------------------------------  ----------  ---------  --------  ---------  ---------
Asset-backed securities                          Y
-----------------------------------  ----------  ---------  --------  ---------  ---------
Bank and/or Savings and Loan         Y           Y          Y         Y          Y
obligations
-----------------------------------  ----------  ---------  --------  ---------  ---------
Repurchase agreements                Y           Y          Y         Y          Y
-----------------------------------  ----------  ---------  --------  ---------  ---------
Reverse repurchase agreements                               Y         Y          Y
-----------------------------------  ----------  ---------  --------  ---------  ---------
Warrants                                         Y          Y         Y          Y
-----------------------------------  ----------  ---------  --------  ---------  ---------
Futures                                          Y          Y         Y          Y
-----------------------------------  ----------  ---------  --------  ---------  ---------
Options                                          Y          Y         Y          Y
-----------------------------------  ----------  ---------  --------  ---------  ---------
Foreign currencies                               Y          Y         Y          Y
-----------------------------------  ----------  ---------  --------  ---------  ---------
Forward currency contracts                       Y          Y         Y          Y
-----------------------------------  ----------  ---------  --------  ---------  ---------
Borrowing money                      Y           Y          Y         Y          Y
-----------------------------------  ----------  ---------  --------  ---------  ---------
Lending of portfolio securities      Y           Y          Y         Y          Y
-----------------------------------  ----------  ---------  --------  ---------  ---------
Short sales                          Y           Y                    Y          Y
-----------------------------------  ----------  ---------  --------  ---------  ---------
Swap Agreements
-----------------------------------  ----------  ---------  --------  ---------  ---------
Extendable Commercial Notes
-----------------------------------  ----------  ---------  --------  ---------  ---------
Wrap Contracts
-----------------------------------  ----------  ---------  --------  ---------  ---------
Indexed Securities
-----------------------------------  ----------  ---------  --------  ---------  ---------
Nationwide Contract
-----------------------------------  ----------  ---------  --------  ---------  ---------

                                         GVIT          GVIT          GVIT          GVIT          GVIT      Nationwide
                                       Investor      Investor      Investor      Investor      Investor    Strategic
                                     Destinations  Destinations  Destinations  Destinations  Destinations    Value
                                      Aggressive    Moderately     Moderate     Moderately   Conservative
TYPE OF INVESTMENT OR TECHNIQUE                     Aggressive                 Conservative
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Stripped mortgage-backed
securities
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Collateralized mortgage obligations  Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Mortgage dollar rolls                Y             Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Asset-backed securities              Y             Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Bank and/or Savings and Loan         Y             Y             Y             Y             Y             Y
obligations
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Repurchase agreements                Y             Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Reverse repurchase agreements                                                                              Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Warrants                                                                                                   Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Futures                              Y             Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Options                              Y             Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Foreign currencies                   Y             Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Forward currency contracts           Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Borrowing money                      Y             Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Lending of portfolio securities      Y             Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Short sales                          Y             Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Swap Agreements                      Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Extendable Commercial Notes          Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Wrap Contracts                       Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Indexed Securities                   Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Nationwide Contract                  Y             Y             Y             Y             Y
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ----------

THE GVIT INVESTOR DESTINATIONS FUNDS

     Each of the GVIT Investor Destinations Funds is a "fund of funds," which means that each Fund invests primarily in other mutual funds. The Prospectus for the GVIT Investor Destinations Funds discusses the investment objectives and strategies for each GVIT Investor Destinations Fund and explains the types of underlying mutual funds (the "Underlying Funds") that each GVIT Investor Destinations Fund may invest in. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the GVIT Investor Destinations Funds allocates its assets among the different Underlying Funds and - except for the GVIT Investor Destinations Aggressive Fund currently - the Nationwide contract (described more in detail below). Periodically, each GVIT Investor Destinations Fund will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in an GVIT Investor Destinations Fund's asset allocation.

     The following is a list of the mutual funds that are part of the Gartmore group of funds (the "Gartmore funds") that the GVIT Investor Destinations Funds may currently invest in. This list may be updated from time to time and is currently supplemented with funds that are not part of the Nationwide funds. As described below, Gartmore Mutual Fund Capital Trust ("GMF") has employed a subadviser for each of the index funds listed below. Each of the Underlying Funds which is a Gartmore fund is described in the SAI for Gartmore Mutual Funds and its respective prospectus.

-     Nationwide  International  Index  Fund
-     Nationwide  Small  Cap  Index  Fund
-     Nationwide  Mid  Cap  Market  Index  Fund
-     Nationwide  Bond  Index  Fund
-     Nationwide  S&P  500  Index  Fund
-     Gartmore  Morley  Enhanced  Income  Fund
-     Gartmore  Money  Market  Fund

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

INFORMATION  CONCERNING  DURATION

     Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

     Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

     Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of to the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

     The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT  OBLIGATIONS

     Debt obligations are subject to the risk of an issuer's inability to make principal and interest payments, when due, on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price).

     Ratings  as  Investment  Criteria.  High-quality,  medium-quality  and
     ---------------------------------
non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of the Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality  Securities.  Certain  Funds  anticipate  investing  in
     --------------------------
medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

     Lower  Quality  (High-Risk)  Securities. Non-investment grade debt or lower
     ---------------------------------------
quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch Investors Service, Inc. ("Fitch") ; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities will likely have some quality and protective characteristics that are outweighted by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

     Effect  of  Interest  Rates  And  Economic  Changes.  All  interest-bearing
     ---------------------------------------------------
securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

     As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

     Payment  Expectations.  Lower-quality  and  comparable  unrated  securities
     ---------------------
typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

     Liquidity  and  Valuation.  A Fund may have difficulty disposing of certain
     -------------------------
lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities.

The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     U.S.  Government  Securities.  U.S.  government  securities  are  issued or
     ----------------------------
guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives;
- the Federal National Mortgage Association ("FNMA"), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), whose securities are supported only by the credit of such agencies.

Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.


     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of the STRIPS, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. Because the principal portion of the STRIPs do not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

     Mortgage  and Asset-Backed Securities. Mortgage-backed securities represent
     --------------------------------------
direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

     Since privately-issued mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement generally falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

     Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

     The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage

Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

     Collateralized  Mortgage  Obligations  ("CMOs") and Multiclass Pass-Through
     ---------------------------------------------------------------------------
Securities.  CMOs  are  debt  obligations  collateralized  by  mortgage loans or
----------
mortgage pass-through securities. Other types of securities representing interests in a pool of mortgage loans are known as real estate mortgage investment conduits ("REMICs").

     Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. REMICs, which have elected to be treated as such under the Internal Revenue Code, as amended (the "Code"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped  Mortgage  Securities. Stripped mortgage securities are derivative
     ------------------------------
multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

     Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

     In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. For information regarding the tax treatment of POs see "Tax Status" in the Prospectus and "Additional Information Concerning Taxes" in the Statement of Additional Information.

     A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     Money  Market  Instruments.  Money  market  instruments  may  include  the
     --------------------------
following types  of  instruments:


     -- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

     -- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

     -- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;

     --   repurchase  agreements;

     --   bank  and  savings  and  loan  obligations;

     -- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

     -- high quality short-term (maturity in 397 days or less) corporate obligations, these obligations will be rated within the top two rating categories by an NRSRO or if not rated, of comparable quality;

     -- bank loan participation agreements representing obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

     -- extendable commercial notes, which are obligations underwritten by Goldman Sachs, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 390 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes are considered illiquid and each of the Gartmore GVIT Money Market Fund and the Gartmore GVIT Money Market Fund II will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.

WRAP  CONTRACTS

     The Gartmore Morley Enhanced Income Fund, one of the Underlying Funds for the GVIT Investor Destinations Funds, may cover certain of its assets with wrap contracts in order to reduce the volatility of the Fund's NAV. A wrap contract is a contract between a Fund and a financial institution such as a bank, insurance company or other financial institution (a "wrap provider"), under which the wrap provider agrees to make payments to the Fund upon the occurrence of certain events. By purchasing wrap contracts, the Fund expects to reduce fluctuations in NAV per share because, under normal circumstances, the value of the Fund's wrap contracts will vary inversely with the value of its respective assets that are covered by the contracts ("covered assets"). For example, when the market value of covered assets falls below "book value" (essentially the purchase price of covered assets plus any accrued net income thereon), wrap contracts will be assets of the Fund with a value equal to the difference between the book and market values. Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of Fund equal to the amount by which the market value of covered assets exceeds their book value. In this manner, under normal conditions wrap contracts are expected to reduce the impact of interest rate risk on covered assets and, hence, the market price variability of a Fund.

     The Fund will pay premiums to wrap providers for wrap contracts, and these premiums will be an ongoing expense of the Fund. Wrap contracts obligate wrap providers to make certain payments to the Fund in exchange for payment of premiums. Payments made by wrap providers as provided by wrap contracts are intended to enable the Fund to make redemption payments at the current book value of covered assets rather than at the current market price. Wrap contract payments may be made when assets are sold to fund redemption of shares, upon termination of wrap contracts, or both. Payments are based on the book value of wrap contracts, and are normally equal to the sum of (i) the accrued or amortized purchase price of covered assets, minus (ii) the sale price of covered assets liquidated to fund share redemptions, plus (iii) interest accrued at a crediting rate, computation of which is specified in the wrap contracts. The crediting rate is the yield on the covered assets, adjusted to amortize the difference between market value and book value over the duration of the covered assets, less wrap contract premiums and Fund expenses. Wrap contracts typically provide for periodic reset of crediting rates. Crediting rates reflect the amortization of realized and unrealized gains and losses on covered assets and, in consequence, may not reflect the actual returns achieved on the wrapped assets. From time to time crediting rates may be significantly greater or less than current market interest rates, although wrap contracts generally provide that crediting rates may not fall below zero.

     The Fund will normally hold 1 to 3 percent of its assets as cash or cash equivalents which can be sold close to book value to fund redemption requests. If circumstances arise that require a Fund to liquidate assets other than cash, and if the fair market value of those other assets is less than their book value, a wrap contract will, under normal circumstances, obligate the wrap provider to pay the Fund all or some of the difference. However, if the market value of assets being liquidated exceeds the corresponding book value, the Fund would be obligated to pay all or some of the difference to the wrap provider. Generally, wrap contract payments will be made within one day after a Fund requests a payment. If more than one wrap contract applies to covered assets which have been liquidated, payment requests will be allocated among wrap contracts as specified in each wrap contract.

     Wrap contracts may require that covered assets be limited as to duration or maturity, consist of specified types of securities, and/or be at or above a specified credit quality. Wrap contracts purchased by the Fund will be consistent with its investment objectives and policies as set forth in the Prospectus and its SAI, although in some cases wrap contracts may require more restrictive investment objectives and policies. Wrap contracts may also allow providers to terminate their contracts if a Fund changes its investment objectives, policies and restrictions as set forth in the respective Prospectus and SAI without having obtained the consent of the wrap providers. In the event of termination by a wrap provider, a Fund may not be able successfully to replace contract coverage with another provider.

     Wrap contracts may mature on specified dates and may be terminable upon notice by a Fund or in the event of a default by the Fund or the wrap provider. "Evergreen" wrap contracts specify no maturity date. They allow either the Fund or a provider to terminate the wrap contract through a fixed maturity conversion. Under a fixed maturity conversion the wrap contract will terminate on a future date which is generally determined by adding the duration of covered assets to a date elected by the party seeking to terminate the contract. For example, if the date elected is January 1, 2002, and the duration of covered assets is 3 years, the wrap contract will terminate as of January 1, 2005. In addition, during the conversion period, the Fund may be required to comply with certain restrictions on covered assets, such as limitation of their duration to the remaining term of the conversion period.

     Generally, at termination of a wrap contract, the wrap provider will be obligated to pay a Fund any excess of book value over market value of covered assets. However, if a wrap contract terminates because of a default by a Fund or upon election by the Fund (other than through a fixed maturity conversion), no such payment is made.

     Risks  Associated  with Wrap Contracts. The Gartmore Morley Enhanced Income
     --------------------------------------
Fund expects that it will utilize wrap contracts to maintain some of the Fund's assets at stable book value. However, there are certain risks associated with the use of wrap contracts that could impair the Fund's ability to achieve this objective.

     If a wrap contract matures or terminates, the Fund may be unable to obtain a replacement wrap contract or a wrap contract with terms substantially similar those of the maturing or terminating agreement. If at the time the market value of covered assets is less than their book value, the Fund may be required to reduce its NAV accordingly. Likewise, if the market value of the covered assets is greater than their book value, a Fund's NAV may increase. In either case, Fund shareholders may experience unexpected fluctuations in the value of their shares. Further, if new wrap contracts are negotiated on less favorable terms than those of the contracts being replaced, such as higher wrap premiums, the net returns of the Fund may be negatively affected.

     The Gartmore Morley Enhanced Income Fund's Board of Trustees has established policies and procedures governing valuation of these instruments. Other fair and reasonable valuation methodologies may be utilized in certain circumstances including, but not limited to, (1) default by a wrap provider under a wrap contract or other agreement; (2) insolvency of a wrap provider; (3) reduction of the credit rating of a wrap provider; or (4) any other situation in which the Board of Trustees determines that a wrap provider may no longer be able to satisfy its obligations under a wrap contract. In any such case, the fair value of any wrap contract may be determined to be less than the difference between book value and the market value of covered assets.

     Wrap Contracts do not protect the Fund from the credit risk of covered assets. Defaults by issuers of covered assets or downgrades in their credit rating to below investment grade status will generally cause those assets to be removed from coverage under wrap contracts, in which event a Fund may experience a decrease in NAV.

     Currently, there is no active trading market for wrap contracts, and none is expected to develop. The Fund may therefore be unable to liquidate wrap contracts within seven days at fair market value, in which case the wrap contracts will be considered illiquid. At the time of their purchase, the fair market value of the Fund's wrap contracts, plus the fair market value of all other illiquid assets in the Fund, may not exceed fifteen percent (15%) of the fair market value of the Fund's net assets. If the fair market value of illiquid assets including wrap contracts later rises above 15% of the fair market value of the Fund's net assets, the price volatility of the Fund's shares may increase as the Fund acts to reduce the percentage of illiquid assets to a level that does not exceed 15% of the Fund.

REPURCHASE  AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

WHEN-ISSUED  SECURITIES  AND  DELAYED-DELIVERY  TRANSACTIONS

     When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account.
Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LIMITED  LIABILITY  COMPANIES

     Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

LENDING  PORTFOLIO  SECURITIES

     A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S.

Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INDEXED SECURITIES

     Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL  COMPANY  AND  EMERGING  GROWTH  STOCKS

     Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL  SITUATION  COMPANIES

     "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadvisers of such Funds believe, however, that if the adviser or subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN  SECURITIES

     Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in securities in the United States. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

     Investment  in  Companies  in  Developing  or  Emerging  Market  Countries.
     ---------------------------------------------------------------------------
Investments may be made from time to time in companies in developing or emerging market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary  Receipts. A Fund may invest in foreign securities by purchasing
     --------------------
depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

     Each Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

     Eurodollar  and  Yankee  Obligations.  Eurodollar  bank  obligations  are
     -------------------------------------
dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

     Conversion  to  the  Euro.  The  Fund  may  be  adversely  affected  by the
     -------------------------
conversion of certain European currencies into the Euro. This conversion, which is currently being implemented in stages, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

     Foreign  Sovereign  Debt.  Certain  Funds  may  invest  in  sovereign  debt
     -------------------------
obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FOREIGN  COMMERCIAL  PAPER

     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

EXTENDABLE COMMERCIAL NOTES

     The Gartmore GVIT Money Market Fund and the Gartmore GVIT Money Market Fund II (as an Underlying Fund for the GVIT Investor Destinations Funds) may invest in extendable commercial notes (ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 390 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

     The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. A Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

BRADY  BONDS

     Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

     Investors should recognize that Brady Bonds have been issued only recently, and accordingly, do not have a long payment history. Brady Bonds which have been issued to date are rated in the categories "BB" or "B" by Standard & Poor's or "Ba" or "B" by Moody's or, in cases in which a rating by Standard & Poor's or Moody's has not been assigned, are generally considered by the Fund's adviser or subadviser to be of comparable quality.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), and bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of 1% above the then current six month London Inter-Bank Offered Rate ("LIBOR") rate. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Based upon current market conditions, the Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payments. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

     Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a Fund may invest are likely to be acquired at a discount, which involves certain considerations discussed below under "Additional Information Concerning Taxes."

REAL  ESTATE  SECURITIES

     Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.

CONVERTIBLE  SECURITIES

     Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged.
Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

     Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

     A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly
Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will necessarily convert into either cash or a specified number of shares of common stock.

     Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.

     An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

     Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

WARRANTS

     Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED  STOCK

     Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT  SELLING  OF  SECURITIES

     In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     A Fund may engage in short sales, subject to certain tax restrictions, if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such a case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED,  NON-PUBLICLY  TRADED  AND  ILLIQUID  SECURITIES

     A Fund may not invest more than 15% (10% for the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

     A Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The applicable subadviser or the adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Private  Placement  Commercial  Paper. Commercial paper eligible for resale
     -------------------------------------
under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act of 1933 lists investment companies as accredited investors.

     Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the adviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

     A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction (generally, 331/3% of its total assets (including the amount borrowed)), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. A Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets. Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

DERIVATIVE  INSTRUMENTS

     A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

     Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

     The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special  Risks of Derivative Instruments. The use of derivative instruments
     ----------------------------------------
involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires skills different skills from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

     (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

     (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

     For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Tax Status" below.

     Options.  A  Fund  may purchase or write put and call options on securities
     --------
and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

     A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

     A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Spread  Transactions.  A  Fund  may  purchase  covered  spread options from
     --------------------
securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

     Futures  Contracts.  A  Fund  may  enter  into futures contracts, including
     ------------------
interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

     To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

     A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls.
These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     Swap  Agreements.  A  Fund  may enter into interest rate, securities index,
     -----------------
commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     Foreign  Currency-Related Derivative Strategies - Special Considerations. A
     -------------------------------------------------------------------------
Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund's adviser or a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD  CURRENCY  CONTRACTS

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency  Hedging. While the values of forward currency contracts, currency
     -----------------
options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a

Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

     A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in the case of the Gartmore GVIT Worldwide Leaders Fund, to adjust its currency exposure relative to its benchmark, the MSCI World Equity Index. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FLOATING  AND  VARIABLE  RATE  INSTRUMENTS

     Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

     Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

SECURITIES  OF  INVESTMENT  COMPANIES

     As permitted by the 1940 Act, a Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the GVIT Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

SPDRS AND OTHER EXCHANGE TRADED FUNDS

     A Fund may invest in Standard & Poor's Depository Receipts ("SPDRs") and in shares of other exchange traded funds (collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

     ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

BANK  OBLIGATIONS

     Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

     Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

LOAN  PARTICIPATIONS  AND  ASSIGNMENTS

     Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable adviser or subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

     A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE  DOLLAR  ROLLS  AND  REVERSE  REPURCHASE  AGREEMENTS

     A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered borrowings by the Funds. (See "Borrowing")

     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE NATIONWIDE CONTRACT

     Each of the GVIT Investor Destinations Funds (except the GVIT Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a

Fund's performance may be hurt by its investment in the Nationwide Contract, GMF believes that the stable nature of the Nationwide Contract should reduce a GVIT Investor Destinations Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

TEMPORARY  DEFENSIVE  POSITIONS

     In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. In addition, a Fund may have, from time to time, significant cash positions until suitable investment opportunities are available.

INVESTMENT  RESTRICTIONS

     The following are fundamental investment restrictions for each of the Funds which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

Each  of  the  Funds:

- May not lend any security or make any other loan except that each Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of such Fund.

- May not act as an underwriter of another issuer's securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

In addition, each Fund, except GVIT Small Company Fund, Strong GVIT Mid Cap Growth Fund, Gartmore GVIT Global Health Sciences Fund, Turner GVIT Growth Focus Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund, Gartmore GVIT Worldwide
Leaders Fund, Gartmore GVIT Nationwide Leaders Fund and each of the GVIT Investor Destinations Funds:

- May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Each of the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

Each Fund, except for Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT U.S. Growth Leaders Fund and the GVIT Investor Destinations Funds:

- May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

For each of the Gartmore GVIT Growth Fund, Gartmore GVIT Total Return Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II:

No  Fund  may:

- Purchase securities on margin, but the Trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities and except as may be necessary to make margin payments in connection with derivative securities transactions.

For the GVIT Investor Destinations Funds:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of the issuers, the principal activities of which are in the same industry; provided, that a Fund may invest more than 25% of its total assets in securities of issuers in an industry if the concentration in an industry is the result of the weighting in a particular industry in one or more Underlying Funds.


     The following are the NON-FUNDAMENTAL operating policies of each of the Funds, except Gartmore GVIT Total Return Fund, Gartmore GVIT Growth Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II, which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:

Each  Fund  may  not:

- Sell securities short (except for the Dreyfus GVIT Mid Cap Index Fund, Gartmore GVIT U.S. Growth Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Dreyfus GVIT Mid Cap Index Fund, Gartmore GVIT U.S. Growth Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund may only sell securities short in accordance with the description contained in their respective Prospectuses or in this SAI.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, and transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

- Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 331/3% of the Fund's total assets at the time of the borrowing or investment.

     The following are the NON-FUNDAMENTAL operating policies of the Gartmore GVIT Growth Fund, Gartmore GVIT Total Return Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER
APPROVAL:

No  such  Fund  may:

-    Make  short  sales  of  securities.

- Purchase or otherwise acquire any other securities if, as a result, more than 15% (10% with respect to the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization and (b) to the extent permitted by the 1940 Act, or any rules or regulations thereunder, or pursuant to any exemption therefrom.

     The investment objectives of each of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.

     In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. Government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

PORTFOLIO  TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate for the years ended December 31, 2001 and 2000 were as follows:

------------------------------------------------------------
FUND                                          2001    2000
------------------------------------------------------------
Strong GVIT Mid Cap Growth Fund                      632.95%
------------------------------------------------------------
Nationwide GVIT Strategic Value Fund                  78.80%
------------------------------------------------------------
Comstock GVIT Value Fund                     72.32%
------------------------------------------------------------
Federated GVIT High Income Bond Fund                  18.12%
------------------------------------------------------------
J.P. Morgan GVIT Balanced Fund(1)                    252.43%
------------------------------------------------------------
MAS GVIT Multi Sector Bond Fund(1)                   399.03%
------------------------------------------------------------
Gartmore GVIT Small Cap Value Fund                   181.85%
------------------------------------------------------------
Gartmore GVIT Small Cap Growth Fund                  182.48%
------------------------------------------------------------
Gartmore GVIT Worldwide Leaders Fund(2)              184.98%
------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund(3)                    83.45%
------------------------------------------------------------


                                       53

Gartmore GVIT Small Company Fund                     163.66%
------------------------------------------------------------
Gartmore GVIT Total Return Fund(4)                   148.28%
------------------------------------------------------------
Gartmore GVIT Growth Fund(5)                         205.34%
------------------------------------------------------------
Gartmore GVIT Government Bond Fund                    75.91%
------------------------------------------------------------
Turner GVIT Growth Focus Fund(6, 7)                  867.40%
------------------------------------------------------------
Gartmore GVIT Millennium Growth Fund(6, 8)           215.10%
------------------------------------------------------------
Gartmore GVIT Global Technology
 and Communications Fund(6, 9)                       305.36%
------------------------------------------------------------
Gartmore GVIT Global Health Sciences Fund(10)          0.00%
------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund(11)               43.33%
------------------------------------------------------------
Gartmore GVIT International Growth Fund(11)           93.02%
------------------------------------------------------------
Gartmore GVIT Global Leaders Fund(12)                  N/A
------------------------------------------------------------
Gartmore GVIT European Growth Fund(12)                 N/A
------------------------------------------------------------
Gartmore GVIT Global Small Companies Fund(12)          N/A
------------------------------------------------------------
Gartmore GVIT OTC Fund(12)                             N/A
------------------------------------------------------------

---------------
1. The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due a change in the subadviser as of May 1, 2000.
2. The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to a change in investment strategy. Prior to May 1, 2000, the Fund was managed as a global equity fund which is a more diversified investment strategy.
3. The portfolio turnover for the Fund decreased significantly during the fiscal year ended December 31, 2000 because the Fund changed from an actively managed account to an index fund on September 27, 1999. The Fund only trades when there are cash flows and index changes and this tends to result in a lower portfolio turnover rate than an active fund.
4. The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to a change in portfolio managers.
5. The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to a change in portfolio managers and a strategy to increase diversification in the portfolio.
6. The Turner GVIT Growth Focus Fund, Gartmore GVIT Millennium Growth Fund and the Gartmore GVIT Global Technology and Communications Fund commenced operations on June 30, 2000.
7. It is anticipated that the portfolio turnover for the Fund will continue at a high rate during the fiscal year ending December 31, 2001, as the subadviser may engage in active and frequent trading of securities if doing so is in the best interest of the Fund.
8. It is anticipated that the portfolio turnover for the Fund will continue around the same rate and is expected to normally be about 200%.
9. It is anticipated that the portfolio turnover for the Fund will decrease over the upcoming year and will normally be about 200%.
10. The Gartmore GVIT Global Health Sciences Fund commenced operations on December 29, 2000.
11. GVIT Emerging Markets Fund and GVIT International Growth Fund commenced operations on August 30, 2000.
12.  The  Fund  has  not  commenced  operations.

High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of the Fund.

INSURANCE  LAW  RESTRICTIONS

     In connection with the Trust's agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, GMF and Gartmore Global Asset Management Trust ("GGAMT") (collectively, the "Advisers) and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Advisers may agree to use their best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR  SHAREHOLDERS

     As of December 31, 2001, separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company had shared voting and investment power over 97.3% of the J.P. Morgan GVIT Balanced Fund shares, 98.2% of the MAS GVIT Multi Sector Bond Fund shares, 93.6% of the Gartmore GVIT Small Cap Value Fund shares, 97.0% of the Gartmore GVIT Worldwide Leaders Fund shares, 91.1% of the Dreyfus GVIT Mid Cap Index Fund shares, 91.9% of the Gartmore GVIT Small Cap Growth Fund shares, 96.3% of the Strong GVIT Mid Cap Growth Fund shares, 91.9% of the Nationwide Strategic Value Fund shares, 95.0% of the Federated GVIT Equity Income Fund shares, 95.4% of the Federated GVIT High Income Bond Fund shares, 89.6% of the Gartmore GVIT Small Company Fund shares, 83.5% of the Gartmore GVIT Total Return Fund shares, 85.7% of the Gartmore GVIT Government Bond Fund shares, 87.0% of the Gartmore GVIT Growth Fund shares, 98.4% of the Nationwide Income Fund shares,92.9% of the Gartmore GVIT Emerging Markets Fund shares, 92.5% of the Gartmore GVIT International Growth Fund shares, 97.9% of the Gartmore GVIT Global Technology and Communications Fund shares, 94.6% of the Turner GVIT Growth Focus Fund shares, 100% of the Gartmore NSAT Millennium Growth Fund shares, 100% of the Gartmore GVIT Global Health Sciences Fund shares, 90.1% of the Gartmore GVIT Money Market Fund shares and
100%  of  the  Gartmore  GVIT  Money  Market  Fund  II  shares,  respectively.

     As of May 1, 2001, all of the current shares of the Funds were designated Class I shares. At the same time, certain Funds made Class II shares available. In December of 2001, certain Funds made Class III shares available. As of December 31, 2001, no Class II shares or Class III shares had been issued (with the exception of Class III shares of the Gartmore GVIT Global Health Sciences Fund, the Gartmore GVIT Financial Services Fund, the Gartmore GVIT Utilities
Fund, the Gartmore GVIT U.S. Growth Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund ). Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 are wholly owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

     As of December 31, 2001, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT  INFORMATION

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

-------------------------------------------------------------------------------------------------------------------
       (1)                    (2)          (3)                    (4)                    (5)             (6)
-------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS,            POSITION(S)    TERM OF               PRINCIPAL              NUMBER OF         OTHER
   AND AGE                 HELD WITH     OFFICE          OCCUPATION(S) DURING        PORTFOLIOS     DIRECTORSHIPS
                             FUND         WITH               PAST 5 YEARS              IN FUND    HELD BY TRUSTEE*
                                         TRUST-                                        COMPLEX
                                        LENGTH OF                                     OVERSEEN
                                          TIME                                       BY TRUSTEE
                                         SERVED
-------------------------------------------------------------------------------------------------------------------
Charles E. Allen,         Trustee      Since        Mr. Allen is Chairman, Chief             77   None
                                       July 2000    Executive Officer and
8162 E. Jefferson Ave.,                             President of Graimark Realty
#15B                                                Advisors, Inc. (real estate
Detroit, MI 48214                                   development, investment and
                                                    asset management).
Age 54

-------------------------------------------------------------------------------------------------------------------
Paula H.J.                Trustee      Since        Ms. Cholmondeley is Vice                 77   None
Cholmondeley                           July 2000    President and General
                                                    Manager of Special Products
c/o Sappi Fine Paper                                at Sappi Fine Paper North
225 Franklin Street                                 America. Prior to 1998, she
Boston, MA 02110                                    held various positions with
                                                    Owens Corning, including
Age 54                                              Vice President and General
                                                    Manager of the Residential
                                                    Insulation Division (1997 to
                                                    1998), President of the
                                                    MIRAFLEX Fibers Division
                                                    (1994 to 1997).

-------------------------------------------------------------------------------------------------------------------
C. Brent DeVore           Trustee      Since        Dr. DeVore is President of               77   None
                                       May 1998     Otterbein College.
111 N. West Street
Westerville, OH 43081

Age 61

-------------------------------------------------------------------------------------------------------------------
Robert M. Duncan          Trustee      Since        Since 1999, Mr. Duncan has               77   None
                                       April 1997   worked as an arbitration and
1397 Haddon Road                                    mediation consultant.  From
Columbus, OH 43209                                  1996 to 1999, he was
                                                    Commissioner of the Ohio
Age 74                                              Elections Commission.

-------------------------------------------------------------------------------------------------------------------


                                       57

-------------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar       Trustee      Since        Retired; Ms. Hennigar is the             77   None
                                       July 2000    former Chairman of
6363 So. Sicily Way                                 OppenheimerFunds Services
Aurora, CO 80016                                    and Shareholder Services
                                                    Inc. Ms. Hennigar held this
Age 66                                              position from October 1999
                                                    to June, 2000.  Prior to that,
                                                    she served as President and
                                                    Chief Executive Officer of
                                                    OppenheimerFunds Services.

-------------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV        Trustee      Since        Dr. Kerr is President                    77   None
                                       June 1981    Emeritus of Kendall College.
4890 Smoketalk Lane
Westerville, OH 43081

Age 68

-------------------------------------------------------------------------------------------------------------------
Douglas F. Kridler        Trustee      Since        Mr. Kridler is the President             77   None
                                       September    and Chief Executive Officer
2355 Brixton Road                            1997   of the Columbus Foundation.
Columbus, OH 43221                                  Prior to January 31, 2002,
                                                    Mr. Kridler was the President
Age 46                                              of the Columbus Association
                                                    for the Performing Arts and
                                                    Chairman of the Greater
                                                    Columbus Convention and
                                                    Visitors Bureau.

-------------------------------------------------------------------------------------------------------------------
David C. Wetmore          Trustee**    Since        Mr. Wetmore is the                       81   None
                                       May 1998     Managing Director of Updata
26 Turnbridge Drive                                 Capital, Inc., a venture
Long Cove Plantation                                capital firm.
Hilton Head, SC 29928

Age 53
-------------------------------------------------------------------------------------------------------------------

* Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.

** Mr. Wetmore serves as an independent member of the Administrative Committee for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC, four hedge funds managed by Gartmore SA Capital Trust ("GSA").

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS

----------------------------------------------------------------------------------------------------------------
       (1)                  (2)           (3)                     (4)                     (5)           (6)
----------------------------------------------------------------------------------------------------------------
NAME, ADDRESS,          POSITION(S)     TERM OF         PRINCIPAL OCCUPATION(S)        NUMBER OF       OTHER
AND AGE                  HELD WITH      OFFICE -          DURING PAST 5 YEARS         PORTFOLIOS   DIRECTORSHIPS
                            FUND       LENGTH OF                                        IN FUND       HELD BY
                                          TIME                                          COMPLEX      TRUSTEE**
                                         SERVED                                        OVERSEEN
                                                                                      BY TRUSTEE
----------------------------------------------------------------------------------------------------------------
Joseph J. Gasper        Trustee and   Since         Mr. Gasper is a Director,                 77   None
                        Chairman      September,    President and Chief Operating
Nationwide Insurance                    1997        Officer of Nationwide
One Nationwide Plaza                                Financial Services, Inc.* since
1-37-06                                             December 1996 and of
Columbus, OH 43215                                  Nationwide Life and Annuity
                                                    Insurance Company* and
Age 59                                              Nationwide Life Insurance
                                                    Company* since April 1996.
                                                    Mr. Gasper is also Vice
                                                    Chairman of the Board of
                                                    Directors of the managing
                                                    unitholder of GGAMT* and
                                                    GMF.*

----------------------------------------------------------------------------------------------------------------
Paul J. Hondros         Trustee       Since         Mr. Hondros is President and              81   None
                                      July 26,      Chief Executive Officer of
Gartmore Global                         2000        Gartmore Distribution
Investments, Inc.                                   Services, Inc.*, Gartmore
1200 River Road,                                    Investor Services, Inc.*,
Conshohocken, PA                                    Gartmore Morley Capital
19428                                               Management, Inc.*, Gartmore
                                                    Morley Financial Services,
Age 53                                              Inc.,* NorthPointe Capital,
                                                    LLC*,  GGAMT*, GGI*,
                                                    GMF*,and GSA* and a
                                                    Director of Nationwide
                                                    Securities, Inc.* as well as
                                                    several entities within
                                                    Nationwide Financial
                                                    Services, Inc. He is also an
                                                    Administrative Committee
                                                    Member for The AlphaGen
                                                    Caelum Fund LLC,  The
                                                    AlphaGen Caelum Fund LDC,
                                                    The Healthcare Fund LLC and
                                                    The Healthcare Fund LDC
                                                    (four hedge funds managed by
                                                    GSA*).  Prior to that, Mr.
                                                    Hondros served as President
                                                    and Chief Operations Officer
                                                    of Pilgrim Baxter and
                                                    Associates, Ltd., an
----------------------------------------------------------------------------------------------------------------


                                       59

                                                    investment management firm,
                                                    and its affiliated investment
                                                    management arm, Pilgrim
                                                    Baxter Value Investors, Inc.
                                                    and as Executive Vice
                                                    President to the PBHG Funds,
                                                    PBHG Insurance Series Funds
                                                    and PBHG Adviser Funds.
----------------------------------------------------------------------------------------------------------------
Arden L. Shisler        Trustee       February 9,   Mr. Shisler is President and              77   None
                                         2000       Chief Executive Officer of
1356 North Wenger Rd.                               K&B Transport, Inc., a
Dalton, OH 44618                                    trucking firm, Chairman of the
                                                    Board for Nationwide Mutual
Age 60                                              Insurance Company* and a
                                                    Director of Nationwide
                                                    Financial Services, Inc.*
----------------------------------------------------------------------------------------------------------------
Gerald J. Holland       Treasurer        Since      Mr. Holland is Senior Vice                77   None
                                      March 2001    President - Operations for
Gartmore Global                                     GGI*, GMF* and GSA.*  He
Investments, Inc.                                   was Assistant Treasurer to the
1200 River Road,                                    Funds. Prior to July 2000, he
Conshohocken, PA                                    was Vice President for First
19428                                               Data Investor Services, an
                                                    investment company service
Age 51                                              provider.
----------------------------------------------------------------------------------------------------------------
Kevin S. Crossett       Secretary       Since       Mr. Crossett is Vice President,           77   None
                                      December      Associate General Counsel for
Gartmore Global                         2000        GGI,* GMF,* GSA,*
Investments, Inc.                                   Nationwide Financial
1200 River Road                                     Services, Inc.* and other
Conshohocken, PA                                    Nationwide Insurance
19428                                               entities.* From June 2000 to
                                                    December 2000, he was
Age 41                                              Assistant Secretary to the
                                                    Funds.*  Prior to 1999, he was
                                                    Vice President, Senior
                                                    Counsel and Director of
                                                    Compliance for Merrill
                                                    Lynch, Pierce, Fenner &
                                                    Smith, Inc.
----------------------------------------------------------------------------------------------------------------

*    This position is held with an affiliated person or principal underwriter of the Funds.
**   Directorships  held  in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3)
     any company  subject to the requirements  of  Section  15(d)  of  the  Exchange  Act.


REPSONSIBILITIES  OF  THE  BOARD  OF  TRUSTEES

The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD  OF  TRUSTEE  COMMITTEES

The Board of Trustees has three standing committees: Audit, Pricing and Valuation, and Nominating and Board Governance.

The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers; (b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; and (d) act as a liaison between the Trust's independent auditors and the Board. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. This Committee met 2 times during the past fiscal year and consists of the following Trustees, Mr. Allen, Ms. Cholmondeley and Mr. Wetmore, each of whom must have a working knowledge of basic finance and accounting matters and not be interested persons of the Trust, as defined in the 1940 Act.

The purposes of the Pricing and Valuation Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio securities; and (b) oversee the implementation and operation of the Trust's Rule 2a-7 Procedures, applicable to the Trust's money market fund series. The Pricing and Valuation Committee met 4 times during the past fiscal year and consists of the following Trustees, Ms. Hennigar, Mr. Kridler and Mr. Shisler.

The Nominating and Board Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust's principal service providers are evaluated); (4) periodic review of Trustee compensation; (5) review of the responsibilities and composition of each Board committee, as necessary; (6) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Board Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met 4 times during the past fiscal year and consists of the following Trustees Dr. DeVore, Mr. Duncan and Dr. Kerr, each of whom are not interested persons of the Trust, as defined in the 1940 Act. The Nominating and Board Governance Committee generally does not consider nominees recommended by shareholders of the Funds.

OWNERSHIP  OF  SHARES  OF  GARTMORE  FUNDS*

--------------------------------------------------------------------------------------------
       (1)                           (2)                                 (3)
--------------------------------------------------------------------------------------------
NAME OF TRUSTEE       DOLLAR RANGE OF EQUITY SECURITIES    AGGREGATE DOLLAR RANGE OF EQUITY
                         AND/OR SHARES IN THE FUNDS*       SECURITIES AND/OR SHARES IN ALL
                                                           REGISTERED INVESTMENT COMPANIES
                                                           OVERSEEN BY TRUSTEE IN FAMILY OF
                                                                 INVESTMENT COMPANIES
--------------------------------------------------------------------------------------------
Charles E. Allen,                     NONE                          $1 - $10,000

--------------------------------------------------------------------------------------------
Paula H.J.                            NONE                              NONE
Cholmondeley
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
C. Brent DeVore                       NONE                           OVER $100,000

--------------------------------------------------------------------------------------------
Robert M. Duncan                      NONE                           OVER $100,000

--------------------------------------------------------------------------------------------
Barbara L. Hennigar                   NONE                           $1 - $10,000

--------------------------------------------------------------------------------------------
Thomas J. Kerr, IV                    NONE                           OVER $100,000

--------------------------------------------------------------------------------------------
Douglas F. Kridler                    NONE                         $10,001 - $50,000
..
--------------------------------------------------------------------------------------------
David C. Wetmore                      NONE                           OVER $100,000

--------------------------------------------------------------------------------------------
Joseph J. Gasper                 OVER $100,000                       OVER $100,000

--------------------------------------------------------------------------------------------
Paul J. Hondros                       NONE                           OVER $100,000

--------------------------------------------------------------------------------------------
Arden L. Shisler                 OVER $100,000                       OVER $100,000

--------------------------------------------------------------------------------------------

*    As  of  December  31,  2001.
** Fund shares are sold to separate accounts of insurance companies to fund benefits payable under variable life insurance policies and variable annuity contracts. Individual investors are not eligible to purchase shares of the Funds directly; accordingly, Trustees are limited in their ability to own/hold Fund shares.

OWNERSHIP  IN  THE  FUND'S  INVESTMENT  ADVISERS  OR  DISTRIBUTOR*,  **

         TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS
--------------------------------------------------------------------------------------------------
       (1)                 (2)          (3)            (4)              (5)             (6)
--------------------------------------------------------------------------------------------------
NAME OF TRUSTEE          NAME OF      NAME OF   TITLE OF CLASS OF    VALUE OF    PERCENT OF CLASS
                        OWNERS AND    COMPANY        SECURITY       SECURITIES
                      RELATIONSHIPS
                        TO TRUSTEE
-------------------------------------------------------------------------------------------------
Charles E. Allen      N/A             N/A       N/A                 NONE         N/A

--------------------------------------------------------------------------------------------------
Paula H.J.            N/A             N/A       N/A                 NONE         N/A
Cholmondeley

--------------------------------------------------------------------------------------------------
C. Brent DeVore       N/A             N/A       N/A                 NONE         N/A

--------------------------------------------------------------------------------------------------
Robert M. Duncan      N/A             N/A       N/A                 NONE         N/A

--------------------------------------------------------------------------------------------------
Barbara L. Hennigar   N/A             N/A       N/A                 NONE         N/A

--------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV    N/A             N/A       N/A                 NONE         N/A

--------------------------------------------------------------------------------------------------
Douglas F. Kridler    N/A             N/A       N/A                 NONE         N/A

--------------------------------------------------------------------------------------------------
David C. Wetmore      N/A             N/A       N/A                 NONE         N/A

--------------------------------------------------------------------------------------------------

*    As  of  December  31,  2001.
** Or any company, other than an investment company, that controls a Fund's adviser or distributor.

COMPENSTION  OF  TRUSTEES

     All Trustees and Officers of the Trust, as a group, own less than 1% of its outstanding shares.

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. Gartmore Mutual Fund Capital Trust (formerly "Villanova Mutual Fund Capital Trust) ("GMF") and Gartmore Global Asset Management Trust (formerly "Villanova Global Asset Management Trust") ("GGAMT"), each, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement, for the fiscal year ended December 31, 2001. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Gartmore Fund Complex for the fiscal year ended December 31, 2001. Trust officers receive no compensation from the Trust in their capacity as officers.

----------------------------------------------------------------------------------------------
       (1)                  (2)              (3)              (4)                 (5)
----------------------------------------------------------------------------------------------
NAME OF TRUSTEE          AGGREGATE         PENSION         ESTIMATED       TOTAL COMPENSATION
                        COMPENSATION      RETIREMENT    ANNUAL BENEFITS     FOR THE COMPLEX*
                       FROM THE TRUST      BENEFITS           UPON
                                          ACCRUED AS       RETIREMENT
                                        PART OF TRUST
                                           EXPENSES
----------------------------------------------------------------------------------------------
Charles E. Allen      $        19,500           - 0 -             - 0 -   $            39,000

----------------------------------------------------------------------------------------------
Paula H.J.            $        18,000           - 0 -             - 0 -   $            36,000
Cholmondeley

----------------------------------------------------------------------------------------------
C. Brent DeVore       $        20,000           - 0 -             - 0 -   $            40,000

----------------------------------------------------------------------------------------------


                                       63

----------------------------------------------------------------------------------------------
Robert M. Duncan      $        24,668           - 0 -             - 0 -   $            48,000

----------------------------------------------------------------------------------------------
Joseph J. Gasper                - 0 -           - 0 -             - 0 -                 - 0 -

----------------------------------------------------------------------------------------------
Barbara L. Hennigar   $        20,000           - 0 -             - 0 -   $            40,000

----------------------------------------------------------------------------------------------
Paul J. Hondros                 - 0 -           - 0 -             - 0 -                 - 0 -

----------------------------------------------------------------------------------------------
Thomas J. Kerr, IV    $        20,000           - 0 -             - 0 -   $            40,000

----------------------------------------------------------------------------------------------
Douglas F. Kridler    $        21,000           - 0 -             - 0 -   $            42,000
..
----------------------------------------------------------------------------------------------
Arden L. Shisler      $        18,500           - 0 -             - 0 -   $            37,000

----------------------------------------------------------------------------------------------
David C. Wetmore      $        21,000           - 0 -             - 0 -   $            42,000

----------------------------------------------------------------------------------------------

* On December 31, 2001, the Fund Complex included two trusts comprised of 77 investment company funds or series.

The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

PERFORMANCE  ADVERTISING

     The Funds may use past performance in advertisements, sales literature, and their prospectuses, including calculations of average annual total return, 30-day yield, and seven-day yield, as described below.

CALCULATING  YIELD  AND  TOTAL  RETURN

CALCULATING YIELD - THE GARTMORE GVIT MONEY MARKET FUND AND GARTMORE GVIT MONEY MARKET FUND II

     Any current yield quotations for the Gartmore GVIT Money Market Fund or the Gartmore GVIT Money Market Fund II, subject to Rule 482 under the Securities
Act, or Rule 34b-1 under the 1940 Act, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. As of December 31, 2001, the Gartmore GVIT Money Market Fund's seven-day current yield was ____%. The Gartmore GVIT Money Market Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended December 31, 2001, was _____%. The Gartmore GVIT Money Market Fund II's seven-day current yield was ____%. The Gartmore GVIT Money Market Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended December 31, 2001, was _____%.

     Each Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in each Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and each Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in either Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING  YIELD  (NON-MONEY  MARKET  FUNDS)  AND  TOTAL  RETURN

     The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     The uniformly calculated average annual total returns for the one, five, and ten year periods ended December 31, 2001, or the period from inception to December 31, 2001 if less than another time period, are shown below.

                                                                             10 YEARS
         FUND                                             1 YEAR   5 YEARS   OR LIFE
         ----                                             ------   -------   --------
Strong GVIT Mid Cap Growth Fund-Class I Shares(1)           ____%     ____%     ____%
Nationwide Strategic Value Fund(1)                          ____%     ____%     ____%
Comstock GVIT Value Fund-Class I Shares(1)                  ____%     ____%     ____%
MAS GVIT Multi Sector Bond Fund-Class I Shares(1)           ____%     ____%     ____%
Federated GVIT High Income Bond Fund-Class I Shares(1)      ____%     ____%     ____%
J.P. Morgan GVIT Balanced Fund-Class I Shares(1)            ____%     ____%     ____%
Gartmore GVIT Small Cap Value Fund-Class I Shares(1)        ____%     ____%     ____%
Gartmore GVIT Worldwide Leaders Fund-Class I Shares(1)      ____%     ____%     ____%
Gartmore GVIT Worldwide Leaders Fund-Class II Shares(1)     ____%     ____%     ____%
Dreyfus GVIT Mid Cap Index Fund-Class I Shares(1)           ____%     ____%     ____%
GVIT Small Cap Growth Fund-Class I Shares(2)                ____%     ____%     ____%
GVIT Small Cap Growth Fund-Class II Shares(2)               ____%     ____%     ____%
GVIT Small Company Fund-Class I Shares(3)                   ____%     ____%     ____%


                                       65

Gartmore GVIT Total Return Fund-Class I Shares              ____%     ____%     ____%
Gartmore GVIT Total Return Fund-Class II Shares(X)          ____%     ____%     ____%
Gartmore GVIT Growth Fund-Class I Shares                    ____%     ____%     ____%
Gartmore GVIT Money Market Fund-Class I Shares              ____%     ____%     ____%
Gartmore GVIT Government Bond Fund-Class I Shares           ____%     ____%     ____%
Turner GVIT Growth Focus Fund-Class I Shares(4)             ____%     ____%     ____%
Turner GVIT Growth Focus Fund-Class II Shares(X)            ____%     ____%     ____%
Gartmore GVIT Millennium Growth Fund-Class I Shares(4)      ____%     ____%     ____%
Gartmore GVIT Millennium Growth Fund-Class II Shares(X)     ____%     ____%     ____%
Gartmore GVIT Global Technology                             ____%     ____%     ____%
  and Communications Fund-Class I Shares(4)
Gartmore GVIT Global Technology                             ____%     ____%     ____%
  and Communications Fund-Class II Shares(X)
Gartmore GVIT Global Health Sciences-Class I Shares(5)      ____%     ____%     ____%
Gartmore GVIT Global Health Sciences-Class II Shares(X)     ____%     ____%     ____%
Gartmore GVIT Emerging Markets-Class I Shares(6)            ____%     ____%     ____%
Gartmore GVIT Emerging Markets-Class II Shares(X)           ____%     ____%     ____%
Gartmore GVIT International Growth-Class I Shares(6)        ____%     ____%     ____%
Gartmore GVIT International Growth-Class II Shares(6)       ____%     ____%     ____%
Gartmore GVIT Global Leaders-Class I Shares(7)              ____%     ____%     ____%
Gartmore GVIT European Leaders-Class I Shares(X)            ____%     ____%     ____%
Gartmore GVIT European Leaders-Class II Shares(X)           ____%     ____%     ____%
Gartmore GVIT Global Small Companies-Class I Shares(7)      ____%     ____%     ____%
Gartmore GVIT OTC-Class I Shares(7)                         ____%     ____%     ____%
Gartmore GVIT Nationwide Leaders-Class I Shares(X)          ____%     ____%     ____%
Gartmore GVIT Global Leaders-Class I Shares(X)              ____%     ____%     ____%
Gartmore GVIT Global Utilities-Class I Shares(X)            ____%     ____%     ____%
Gartmore GVIT Global Financial Services-Class I(Shares(X)   ____%     ____%     ____%
Gartmore GVIT Global Money Market II-Class I Shares(X)      ____%     ____%     ____%
Gartmore GVIT Investor Destinations Aggressive
-Class I Shares(X)                                          ____%     ____%     ____%
Gartmore GVIT Investor Destinations Moderately Aggressive
-Class I Shares(X)                                          ____%     ____%     ____%
Gartmore GVIT Investor Destinations Moderate
-Class I Shares(X)                                          ____%     ____%     ____%
Gartmore GVIT Investor Destinations Moderately Conservative
-Class I Shares(X)                                          ____%     ____%     ____%
Gartmore GVIT Investor Destinations Conservative
-Class I Shares(X)                                          ____%     ____%     ____%

---------------
1     These  Funds  commenced  operations  on  October  31,  1997.
2     This  Fund  commenced  operations  on  May  1,  1999.
3     This  Fund  commenced  operations  on  October  23,  1995.
4     These  Funds  commenced  operations  on  June  30,  2000.
5     This  Fund  commenced  operations  on  December  29,  2000.
6     These  Funds  commenced  operations  on  August  30,  2000.
7     These  Funds  have  not  commenced  operations.
X     __________________________________________.

     Certain Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, and annualizing the results, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The uniformly calculated yields for the 30 day period ended December 31, 2001 were as follows:

     FUND                                        30-DAY YIELD
     ----                                        ------------
Federated GVIT High Income Bond Fund                 ___%
J.P. Morgan GVIT Balanced Fund                       ___%
MAS GVIT Multi Sector Bond Fund                      ___%
Gartmore GVIT Government Bond Fund                   ___%

CODE  OF  ETHICS

     Federal law requires the Trust, each of its investment advisers, subadvisers and distributor to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust).

INVESTMENT  ADVISORY  AND  OTHER  SERVICES

TRUST  EXPENSES

     The Trust pays the compensation of the Trustees who are not employees of Gartmore Global Investments, Inc., or its affiliates, and all expenses (other than those assumed by the applicable adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust;

expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.

CONSIDERATION  OF  INVESTMENT  ADVISORY  AGREEMENT

INVESTMENT  ADVISERS

     GMF oversees the management of each of the Funds, other than the Gartmore GVIT Emerging Markets, Gartmore GVIT International Growth, Gartmore GVIT Global Leaders, Gartmore GVIT European Leaders, Gartmore GVIT Global Small Companies, Gartmore GVIT OTC, Gartmore GVIT Asia Pacific Leaders, Gartmore GVIT Global Financial Services and Gartmore GVIT Global Utilities Funds which are managed by GGAMT (GMF and GGAMT referred to collectively as, the "Advisers"), pursuant to Investment Advisory Agreements with the Trust (the "Investment Advisory Agreements"). Pursuant to their respective Investment Advisory Agreements, the Advisers either provide portfolio management for the Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. The Advisers pay the compensation of Mr. Gasper and Mr. Hondros. The officers of the Trust receive no compensation from the Trust. The Advisers also pay all expenses incurred by them in providing service under their respective Investment Advisory Agreements, other than the cost of investments and the Advisers pay, out of their respective profits, fees to [_____________] in exchange for their selling of shares or for recordkeeping or other services.

     The Investment Advisory Agreements also provide that the Advisers shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless the Adviser has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Adviser's reckless disregard of its obligations and duties under the Agreements. After an initial two-year period, the Investment Advisory Agreements must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Investment Advisory Agreement terminates automatically if it is assigned and they may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice. The Agreements further provide that the Advisers may render similar services to others.

     In determining whether it was appropriate to approve the Advisory Agreements between each Adviser and the Trust, on behalf of each Fund, the Board received extensive information, provided by the Advisers, that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel, including representation of the independent trustees by their own counsel. The Trustees decided to approve the Advisory Agreements on the basis of the following considerations, among others:

- The investment advisory fee payable to each Adviser under the Advisory Agreement is fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of each Adviser's relationship with the Funds that it advises, and the comparability of the fee to fees paid by other similar investment companies.

- The nature, quality and extent of the investment advisory services expected to be provided by the Adviser, in light of the prior services provided by each Adviser in its management of the Funds it advises and such Funds' historic performance and the comparability of such Funds' performance to the performance of similar investment companies.

- The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisers.

- Any ancillary benefits to the Advisers, including soft dollars received by such Advisers.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Advisory Agreements should be continued for each of the Funds and that the compensation payable under such Advisory Agreements is fair and reasonable with respect to each such Fund.

     With respect to the addition of new Funds to the Advisory Agreements, the Board has considered similar information, omitting, however, unavailable Fund profitability information and historic Fund performance information.

     GMF, a Delaware business trust, is a wholly owned subsidiary of Gartmore Global Investments, 97% of the common stock of which is owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. Nationwide Corporation, is also a holding company in the Nationwide Insurance group of companies. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

     GGAMT, a Delaware business trust, is a wholly owned subsidiary of Nationwide Global Holdings, Inc. ("NGH"), a holding company. Nationwide Corporation owns 100% of the common stock of NGH and as such may control NGH. As stated previously, Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company together own all of the common stock of Nationwide Corporation.

     Subject to the supervision of the Advisers and the Trustees, each subadviser manages a Fund's assets in accordance with such Fund's investment objective and policies. Each subadviser shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

     Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, each Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     Prior to September 1, 1999, Nationwide Securities Inc. (formerly "Nationwide Advisory Services, Inc.") ("NSI") served as the investment adviser to those Funds that were in existence at that time and paid fees to the subadvisers pursuant to such Funds' Subadvisory Agreements. Effective September 1, 1999, the investment advisory services previously performed for those Funds (effective September 27, 1999 for the Dreyfus GVIT Mid Cap Index Fund) by NSI were transferred to GMF, an affiliate of NSI. GMF assumed all rights and responsibilities performed by NSI, including the supervision and monitoring of each such Funds' subadviser(s), and the Fund's subadvisers continued to manage the relevant Funds after the transfer to GMF. After the transfer, there were no changes in the fees charged for investment advisory services to each of the Funds except for a decrease in fees for the Dreyfus GVIT Mid Cap Index Fund.

     The following is a summary of the investment advisory fees paid and the subadvisory arrangements for each Fund.

GARTMORE GVIT TOTAL RETURN FUND, GARTMORE GVIT GROWTH FUND, GARTMORE GVIT GOVERNMENT BOND FUND, MONEY MARKET FUND AND MONEY MARKET FUND II

     The following are the advisory fees for the Gartmore GVIT Total Return, Gartmore GVIT Growth, Gartmore GVIT Government Bond, Gartmore GVIT Money Market Fund, and Gartmore GVIT Money Market Fund II, expressed as an annual percentage of average daily net assets:

FUND                                               ADVISORY FEES
----                                               -------------
Gartmore GVIT Total Return Fund and                0.60% on assets up to $1 billion
Gartmore GVIT Growth Fund                          0.575% on assets of $1 billion and more but less
                                                     than $2 billion
                                                   0.55% on assets of $2 billion and more but less
                                                     than $5 billion
                                                     0.50% for assets of $5 billion and more

Gartmore GVIT Government Bond Fund                 0.50% on assets up to $1 billion
                                                   0.475% on assets of $1 billion and more
                                                     but less then $2 billion
                                                   0.45% on assets of $2 billion and more
                                                     but less then $5 billion
                                                   0.40% for assets of $5 billion and more

Gartmore GVIT Money Market Fund                    0.40% on assets up to $1 billion
                                                   0.38% on assets of $1 billion and more
                                                     but less than $2 billion
                                                   0.36% on assets of $2 billion and more
                                                     but less then $5 billion
                                                   0.34% for assets of $5 billion and more


                                       70

Gartmore GVIT Money Market Fund II                 0.50% on assets up to $1 billion
                                                   0.48% on assets of $1 billion and more
                                                     but less than $2 billion
                                                   0.46% on assets of $2 billion and more
                                                     but less then $5 billion
                                                   0.44% for assets of $5 billion and more

     For the year ended December 31, 1999 NSI/GMF received fees in the following amounts:
Gartmore GVIT Total Return Fund                    $14,084,011;
Gartmore GVIT Growth Fund,                         $6,579,545;
Gartmore GVIT Government Bond Fund                 $3,867,960;  and
Money Market Fund                                  $6,844,464.

For the year ended December 31, 2000 GMF received fees in the following amounts:
Gartmore GVIT Total Return Fund                    $12,055,797;
Gartmore  GVIT  Growth  Fund                       $4,785,143;
Gartmore  GVIT Government Bond Fund                $3,275,649; and
Money  Market  Fund                                $6,486,295.

     For the year ended December 31, 2001 GMF received fees in the following amounts:
Gartmore GVIT Total Return Fund                    $__________;
Gartmore GVIT Growth Fund                          $__________;
Gartmore GVIT Government Bond Fund                 $__________; and
Money  Market  Fund                                $__________.
Gartmore GVIT Money Market Fund II                 $__________.

     Until January 14, 2002, GMF agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to the following:

     0.78% on the Class I shares of the Gartmore GVIT Total Return Fund;
     1.03% of the Class II shares on the Gartmore GVIT Total Return Fund;
     0.80% on the Class I shares of the Gartmore GVIT Growth Fund;
     0.66% on the Class I shares of the Gartmore GVIT Government Bond Fund; and 0.55% on the Class I shares of the Money Market Fund.

     As of January 14, 2002, the waivers and reimbursements were discontinued. For the year ended December 31, 2001, the Gartmore GVIT Total Return Fund had net waivers of $_______, the Gartmore GVIT Growth Fund had net waivers of $_______, the Gartmore GVIT Government Bond Fund had net waivers of $_______ and the Gartmore GVIT Money Market Fund has net waivers of $_______. For the year ended December 31, 2000, the Gartmore GVIT Total Return Fund had net waivers of $_______, the Gartmore GVIT Growth Fund had net waivers of $_______, the Gartmore GVIT Government Bond Fund had net waivers of $_______ and the Gartmore GVIT Money Market Fund has net waivers of $_______. These Funds did not pay fee waivers for the year ended December 31, 1999 because operating expenses were below the minimum expense limitation level or there were no expenses limitations in place.

     In the interest of limiting expenses for the Gartmore GVIT Money Market Fund II, GMF has contractually agreed to waive advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses for the Gartmore GVIT Money Market Fund II to 1.30%. This waiver is effective until at least May 1, 2002.

GARTMORE  GVIT  MILLENNIUM  GROWTH  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          1.03% on assets up to $250 million
          1.00% on assets of $250 million and more
               but less than $1 billion
          0.97% on assets of $1 billion and more
               but less than $2 billion
          0.94% on assets of $2 billion and more
               but less than $5 billion
          0.91% for assets of $5 billion and more

     GMF has contractually agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.40% on Class I shares and 1.65% on Class II shares. This Fund commenced operations on June 30, 2000. Advisory fees paid for the period ended December 31, 2001 were $_______, net of waivers in the amount of $_______. Advisory fees paid for the period ended December 31, 2000 were $_______, net of waivers in the amount of $_______.

GARTMORE  GVIT  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND

     Under the terms of its Investment Advisory Agreement, the Gartmore GVIT Global Technology and Communications Fund pays to GMF a fee at an annual rate of 0.98% of the Fund's average daily net assets. GMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.35% on Class I and lass II shares and 1.60% on Class II shares. This Fund commenced operations on June 30, 2000. Advisory fees paid for the period ended December 31, 2001 were $_______, net of waivers in the amount of $_______. Advisory fees paid for the period ended December 31, 2000 were $_______, net of waivers in the amount of $_______.

GARTMORE  GVIT  GLOBAL  HEALTH  SCIENCES  FUND

     For the services it provides to the Gartmore GVIT Global Health Sciences Fund, GMF receives an annual fee of 1.00% of the Fund's average daily net assets. GMF has contractually agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.35% on Class I and Class III shares and 1.60% on Class II shares, until April 30, 2003. This Fund commenced operations on December 29, 2000. Advisory fees paid under the agreement for the fiscal year ended December 31, 2001 were $_______, net of waivers in the amount of $_______. Advisory fees paid under the agreement for the fiscal year ended December 31, 2000 were $_______, net of waivers in the amount of $_______.

GVIT  INVESTOR  DESTINATIONS  FUNDS

     Under the terms of the Investment Advisory Agreement, GMF receives an annual fee of 0.13% of each of the GVIT Investor Destinations Funds average daily net assets. GMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.61% for each of the GVIT Investor Destinations Funds, until April 30, 2002. Advisory fees paid under the agreement for the fiscal year ended December 31, 2001 were $_______, net of waivers in the amount of $_______.

COMSTOCK  GVIT  VALUE  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          0.80% on assets up to $50 million
          0.65% on assets of $50 million and more
               but less than $250 million
          0.60% on assets of $250 million and more
               but less than $500 million
          0.55% for assets of $500 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     Until January 14, 2002, GMF agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95% on Class I shares. As of January 14, 2002, the waivers and reimbursements were discontinued. For the fiscal year ended December 31, 1999, NSI/GMF was paid $139,401 net of waivers in the amount of $28,960. For the fiscal year ended December 31, 2000, GMF was paid $284,811, net of waivers in the amount of $70,388. For the fiscal year ended December 31, 2001, GMF was paid $_______, net of waivers in the amount of $_______.


     As of May 1, 2001 Van Kampen Asset Management Inc. ("VKAM") is the subadviser of the Fund. For the investment management services it provides to the Fund, VKAM receives an annual fee from GMF according to the following:

          0.35% on assets up to $50 million
          0.30% on assets of $50 million and more
               but less than $250 million
          0.25% on assets of $250 million and more
               but less than $500 million
          0.20% for assets of $500 million and more

     These fees are calculated at an annual rate based upon the Fund's average daily net assets.

     Prior to May 1, 2001, Federated Investment Counseling ("Federated") was subadviser to the Fund. For the fiscal year ended December 31, 1999, NSI/GMF paid Federated $84,180. For the fiscal year ended December 31, 2000, GMF paid Federated $174,893. For the fiscal year ended December 31, 2001, NSI paid Federated $_______.

FEDERATED  GVIT  HIGH  INCOME  BOND  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          0.80% on assets up to $50 million
          0.65% on assets of $50 million and more
               but less than $250 million
          0.60% on assets of $250 million and more
               but less than $500 million
          0.55% for assets of $500 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     Until January 14, 2002, GMF agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95% on Class I shares. As of January 14, 2002, the waivers and reimbursements were discontinued. For the fiscal year ended December 31, 1999, NSI/GMF was paid $313,448, net of waivers in the amount of $104,310. For the fiscal year ended December 31, 2000, GMF was paid $442,436, net of waivers in the amount of $115,002. For the fiscal year ended December 31, 2001, GMF was paid $_____, net of waivers in the amount of $______.

     Federated is the subadviser of the Fund. For the investment management services it provides to the Fund, Federated receives an annual fee from GMF in the following amounts:

          0.40% on assets up to $50 million,
          0.25% on assets of $50 million and more
               but less than $250 million,
          0.20% on assets of $250 million and more
               but less than $500 million,
          0.15% on assets of $500 million and more.

     These fees are calculated at an annual rate based upon the Fund's average daily net assets. Additional information about Federated is included above for the Federated GVIT Equity Income Fund. For the fiscal year ended December 31,
1999, NSI/GMF paid Federated $202,180. For the fiscal year ended December 31, 2000, GMF paid Federated $249,200. For the fiscal year ended December 31, 2001, GMF paid Federated $______.

     Federated, a Delaware business trust organized on April 11, 1989, is registered as an investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. As of December 31, 2001, Federated had assets under management of approximately $____ billion.

GARTMORE  GVIT  WORLDWIDE  LEADERS  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          1.00% on assets up to $50 million
          0.95% for assets of $50 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     Until January 14, 2002, GMF agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.20% on Class I shares. As of January 14, 2002, the waivers and reimbursements were discontinued. For the fiscal year ended December 31, 1999, NSI/GMF was paid $239,904, net of waivers in the amount of $126,090. For the fiscal year ended December 31, 2000, GMF was paid $586,716, net of waivers in the amount of $165,649. For the fiscal year ended December 31, 2001, GMF was paid $_____ net of waivers of $_____.

     Gartmore Global Partners ("GGP") is the subadviser of the Fund. For the investment management services it provides to the Fund, GGP receives an annual fee from GMF expressed as an annual percentage of the Fund's average daily net assets:

          0.60% on assets up to $50 million
          0.55% for assets of $50 million and more

     Prior to January 2, 2002, J.P. Morgan Investment Management Inc. ("J.P. Morgan") was the Fund's subadviser. For the fiscal year ended December 31, 1999, NSI/GMF paid J.P. Morgan $219,596. For the fiscal year ended December 31, 2000, GMF paid J.P. Morgan $438,800. For the fiscal year ended December 31, 2001, GMF paid J.P. Morgan $_____.

     GARTMORE GLOBAL PARTNERS. GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and as of December 30, 2001 managed approximately $_____ million in assets. GGP is located at 1200 River Road, Conshohocken, PA 19428.

DREYFUS GVIT MID CAP INDEX FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          0.50% on assets up to $250 million
          0.49% on assets of $250 million and more but less than $500 million

          0.48% on assets of $500 million and more
               but less than $750 million
          0.47% on assets of $750 million and more
               but less than $1 billion
          0.45% for assets of $1 billion and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     Until January 14, 2002, GMF agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.65% on Class I shares. As of January 14, 2002, the waivers and reimbursements were discontinued. For the fiscal year ended December 31, 1999, NSI/GMF was paid $23,009, net of waivers of $100,860 under the combined fee schedules (as explained further below). For the fiscal year ended December 31, 2000, GMF was paid $163,748, net of waivers in the amount of $157,855. For the fiscal year ended December 31, 2001, GMF was paid $______ net of waivers of $______.

     GMF has selected The Dreyfus Corporation ("Dreyfus"), as subadviser for the Dreyfus GVIT Mid Cap Index Fund. For the investment management services it provides to the Fund, Dreyfus receives an annual fee from GMF in an amount equal to

     -    0.10%  on  assets  up  to  $250  million,
     -    0.09%  on  assets of $250 million and more but less than $500 million,
     -    0.08%  on  assets of $500 million and more but less than $750 million,
     -    0.07% on assets of $750 million and more but less than $1 billion, and
     -    0.05%  on  assets  of  $1  billion  and  more.

     These fees are calculated at an annual rate based on the Fund's average daily net assets. Prior to September 27, 1999, First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd and Rice, Hall, Jones & Associates were the subadvisers for the Fund and were paid under a different fee schedule. For the fiscal year ended December 31, 1999, NSI/GMF paid the previous and current subadvisers $67,410 under the combined fee schedules. For the fiscal year ended December 31, 2000, GMF paid Dreyfus $64,320. For the fiscal year ended December 31, 2001, GMF paid Dreyfus $______.

     Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"), a global financial services company. As of December 31, 2001, Dreyfus managed or administered approximately over $____ billion in assets for approximately ____ million investor accounts nationwide. Mellon is a publicly owned financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $____ billion in assets as of December 31, 2001. As of December 31, 2001, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $____ trillion in assets.

J.P.  MORGAN  GVIT  BALANCED  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          0.75% on assets up to $100 million
          0.70% for assets of $100 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     Until January 14, 2002, GMF agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90% on Class I shares. As of January 14, 2002, the waivers and reimbursements were discontinued. For the fiscal year ended December 31, 1999, NSI/GMF was paid $411,834, net of waivers in the amount of $61,802. For the fiscal year ended December 31, 2000, GMF was paid $542,881, net of waivers in the amount of $159,539. For the fiscal year ended December 31, 2001, GMF was paid $_____ net of waivers of $_____.

     J.P. Morgan is the subadviser of the Fund. For the investment management services it provides to the Fund, J. P. Morgan receives an annual fee from GMF in an amount equal to 0.35% on assets up to $100 million, and 0.30% on assets of $100 million and more. These fees are calculated as an annual rate based upon the Fund's average daily net assets. Prior to May 1, 2000, Salomon Brothers Asset Management Inc. ("SBAM") was the Fund's subadviser. For the fiscal year ended December 31, 1999, NSI/GMF paid SBAM $219,095. For the fiscal year ended December 31, 2000, GMF paid SBAM/J.P. Morgan $326,613. For the fiscal year ended December 31, 1998, GMF paid J.P. Morgan $66,872.

MAS  GVIT  MULTI  SECTOR  BOND  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          0.75% on assets up to $200 million
          0.70% for assets of $200 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     Until January 14, 2002, GMF agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90% on Class I shares. As of January 14, 2002, the waivers and reimbursements were discontinued. For the fiscal year ended December 31, 1999, NSI/GMF was paid $331,711, net of waivers in the amount of $64,933. For the fiscal year ended December 31, 2000, GMF was paid $547,986, net of waivers in the amount of $179,017. For the fiscal year ended December 31, 2001, GMF was paid $______ net of waivers of $______.

     Morgan Stanley Investments LP ("MSI") is the subadviser of the Fund. For the investment management services it provides to the Fund, MSI receives an annual fee from GMF in the amount of 0.30% on assets up to $200 million, and 0.25% on assets of $200 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. Prior to May 1, 2000, SBAM was the Fund's subadviser. For the fiscal year ended December 31, 1999, NSI/GMF paid SBAM $181,855. For the fiscal year ended December 31, 2000, GMF paid SBAM/MSI $303,984. For the fiscal year ended December 31, 2001, GMF paid MSI $______.

     MSI is wholly owned by subsidiaries of Morgan Stanley Dean Witter & Co. and is a division of Morgan Stanley Dean Witter Investment Management ("MSDW Investment Management"). MSI provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2001, MSDW Investment Management managed in excess of $______ billion in assets.

GVIT  SMALL  CAP  VALUE  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          0.90% on assets up to $200 million
          0.85% for assets of $200 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     Until January 14, 2002, GMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.05% on Class I shares. As of January 14, 2002, the waivers and reimbursements will be discontinued. For the fiscal year ended December 31, 1999, NSI/GMF was paid $647,442, net of waivers in the amount of $215,567. For the fiscal year ended December 31, 2000, GMF was paid $1,514,031, net of waivers in the amount of $303,376. For the fiscal year ended December 31, 2001, GMF was paid $______, net of waivers of $_______.

     Beginning February 5, 2001, GMF began managing a portion of the Fund's portfolio itself. In addition, GMF has selected The Dreyfus Corporation as a subadviser to manage the remaining portion of the Fund's portfolio. For the investment management services it provides to the Gartmore GVIT Small Cap Value Fund, Dreyfus receives an annual fee from GMF in an amount equal to 0.50% on assets up to $200 million and 0.45% on assets of $200 million and more. These fees are calculated at an annual rate based on each Fund's average daily net assets. For the fiscal year ended December 31, 1999, NSI/GMF paid Dreyfus $479,449. For the fiscal year ended December 31, 2000, GMF paid Dreyfus
$999,500.  For  the  fiscal  year  ended  December  31,  2001,  GMF paid Dreyfus
$_______.

     Information regarding Dreyfus can be found above under the Dreyfus GVIT Mid Cap Index Fund.

GVIT  SMALL  CAP  GROWTH  FUND

     Under the terms of its Investment Advisory Agreement, the Fund pays GMF a fee at the annual rate of 1.10% of the Fund's average daily net assets. The Fund commenced operations on or around May 1, 1999. Until January 14, 2002, GMF has agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.30% on Class I shares and 1.55% on Class II shares. As of January 14, 2002, the waivers and reimbursements will be discontinued. As stated previously, NSI acted as the Fund's investment adviser prior to September 1, 1999. For the period May 1, 1999 (commencement of operations) through December 31, 1999, NSI/GMF waived all advisory fees in the amount of $47,647. For the fiscal year ended December 31, 2000, GMF was paid $488,609, net of waivers in the amount of $181,698. For the fiscal year ended December 31, 2001, GMF was paid $_______, net of waivers in the amount of $________.

     Subject to the supervision of GMF and the Trustees, the subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each subadviser shall make investment decisions for the Fund, and, in connection with such investment decisions, place purchase and sell orders for securities. No subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it by GMF for investment management.

     GMF has selected two subadvisers, each of whom will each manage portion of the Fund's portfolio. Each subadviser receives an annual fee from GMF in an amount equal to 0.60% on assets managed by such subadviser. These fees are calculated at an annual rate based on each Fund's average daily net assets. For the period May 1, 1999 (commencement of operations) through December 31, 1999, NSI/GMF paid $25,989 to the subadvisers. For the fiscal year ended December 31, 2000, GMF paid $365,621 to the subadvisers. For the fiscal year ended December 31, 2001, GMF paid $_______ to the subadvisers.

     The Small Cap Growth Fund's subadvisers are:

        Waddell & Reed Investment Management Company ("WRIMCO")
        Neuberger Berman, LLC ("Neuberger Berman")

     Franklin Advisers, Inc. acted as a subadviser for a portion of the Fund's assets until it was replaced by WRIMCO (that change took effect October 1, 2000).

     MSI acted as a subadviser for a portion of the Fund's assets until it was removed by GMF (that change took effect May 1, 2002).

     WRIMCO acts as investment manager to numerous investment companies and accounts. As of December 31, 2001, WRIMCO managed over $_____ billion in assets.

     Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $_____ billion of assets as of December 31, 2001. Neuberger Berman is a member of the NYSE and other principal exchanges and acts as a broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.

NATIONWIDE GVIT STRATEGIC VALUE FUND AND STRONG GVIT MID CAP GROWTH FUND

     Under the terms of the Investment Advisory Agreement, the Strategic Value Fund pays to GMF a fee at the annual rate of 0.90% of that Fund's average daily net assets. GMF receives an annual fee expressed as an annual percentage of the Strong GVIT Mid Cap Growth Fund's average daily net assets:

          0.90% on assets up to $200 million
          0.85% for assets of $200 million and more

     Prior to May 1, 2001, advisory fees for the Strong GVIT Mid Cap Growth Fund were paid under a different fee schedule.

     GMF has agreed to waive advisory fees for each Fund and, if necessary, reimburse expenses in order to limit each Fund's respective total annual Fund operating expenses to 1.00% on Class I shares; however, this waiver is voluntary and as of January 14, 2002 was discontinued for the Strong GVIT Mid Cap Growth Fund. It may be discontinued for the Nationwide GVIT Strategic Value Fund upon prior written notice to shareholders. For the fiscal year ended December 31, 1999, NSI/GMF was paid $106,922 for the Nationwide GVIT Strategic Value Fund, net of waivers in the amount of $211,042, and $34,683 for the Strong GVIT Mid Cap Growth Fund, net of waivers in the amount of $72,875. For the fiscal year ended December 31, 2000, GMF was paid $146,678 for the Nationwide GVIT Strategic Value Fund, net of waivers in the amount of $58,778, and $1,551,732 for the Strong GVIT Mid Cap Growth Fund, net of waivers in the amount of $353,987. For the fiscal year ended December 31, 2001, GMF was paid $_______for the Nationwide GVIT Strategic Value Fund, net of waivers in the amount of $_______, and $_______ for the Strong GVIT Mid Cap Growth Fund, net of waivers in the amount of $_______.

     GMF has selected Strong Capital Management, Inc. ("Strong") to be the subadviser to the Nationwide GVIT Strategic Value Fund and the Strong GVIT Mid Cap Growth Fund. Prior to March 12, 2001, Strong had previously subcontracted with Schafer Capital Management, Inc. ("Schafer Capital") to act as the subadviser the Nationwide GVIT Strategic Value Fund. Effective March 12, 2001, Strong assumed Schafer Capital's subadviser duties. For the investment management services provided to each Fund, Strong receives an annual fee from GMF expressed as an annual percentage of the Fund's average daily net assets:

          0.50% on assets up to $500 million
          0.45% for assets of $500 million and more


     For the fiscal year ended December 31, 1999, Strong was paid $78,669 and $157,732 for the Nationwide GVIT Strategic Value Fund and the Strong GVIT Mid Cap Growth Fund, respectively. For the fiscal year ended December 31, 2000, Strong was paid $114,142 and $1,058,731 for the Nationwide GVIT Strategic Value Fund and the Strong GVIT Mid Cap Growth Fund, respectively. For the fiscal year ended December 31, 2001, Strong was paid $______ and $_______ for the Nationwide GVIT Strategic Value Fund and the Strong GVIT Mid Cap Growth Fund, respectively.

For the years ended December 31, 1999, 2000 and 2001 (until March 12, 2001), Strong paid Schafer subadvisory fees out of the amount it received.

     Strong began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of December 31, 2001, Strong had approximately $_____ billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

GVIT  SMALL  COMPANY  FUND

     On September 1, 1999, at the time of the transfer of investment advisory services from NSI to GMF, the management fee payable by the Fund was split between investment advisory and fund administration agreements. Effective May 1, 2001, the investment advisory fee for the Fund is 0.93% of the Fund's average daily net assets. Until January 14, 2002, GMF has agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.25% on Class I shares and 1.50% on Class II shares. As of January 14, 2002, the waivers and reimbursements will be discontinued. For the fiscal year ended December 31, 1999, NSI/GMF received advisory fees of $3,805,726 under the combined fee schedule. For the fiscal year ended December 31, 2000, GMF received advisory fees of $6,677,080. During the fiscal year ended December 31, 2001, GMF received advisory fees in the amount of $_______.

     GMF has selected five subadvisers, each of whom will each manage part of the Fund's portfolio. In addition, GMF manages a portion of the Fund's portfolio itself. Each subadviser receives an annual fee from GMF in an amount equal to 0.60% on assets managed by that subadviser. These fees are calculated at an annual rate based on each Fund's average daily net assets. For the fiscal year ended December 31, 1999, NSI/GMF paid the subadvisers $2,336,764. For the fiscal year ended December 31, 2000, GMF paid the subadvisers $4,307,794. During the fiscal year ended December 31, 2001, GMF paid the subadvisers $________.

     The GVIT Small Company Fund's subadvisers are:
       Dreyfus
       Neuberger  Berman
       Strong
       Gartmore Global Partners ("GGP")
       WRIMCO

     Prior to May 1, 2000, Credit Suisse Asset Management, LLC also served as a subadviser to the Fund. WRIMCO began service as a subadviser to the Fund on January 5, 2001. From October 1, 1998 and until August 14, 2001, Lazard Asset Management ("Lazard") served as a subadviser to the Fund. Effective August 15, 2001, GGP began serving as a subadviser to the Fund.

     Subject to the supervision of GMF and the Trustees, the subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each subadviser and GMF shall make investment decisions for the Fund, and in connection with such investment decisions shall place purchase and sell orders for securities. No subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it by GMF for investment management.

     Each of the subadvisers is described above.


TURNER  GVIT  GROWTH  FOCUS  FUND

     As described in the Prospectus, the Turner GVIT Growth Focus Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 36-month period. Set forth below is information about the advisory fee arrangements between GMF and the Fund:

FUND          BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE    LOWEST POSSIBLE
                             PERFORMANCE             FEE            ADVISORY FEE AT    ADVISORY FEE AT
                                                                   EACH BREAK POINT   EACH BREAK POINT
Turner GVIT  Russell 1000             12.0%      0.90% for assets              1.12%              0.68%
Growth       Growth Index                    up to $500 million,
Focus
Fund
                                                 0.80% for assets              0.98%              0.62%
                                             of $500 million
                                             and more but less
                                             than $2 billion,

                                              0.75% for assets of              0.91%              0.59%
                                             $ 2 billion and more

     The performance adjustment works as follows: If the Turner GVIT Growth Focus Fund outperforms the Russell 1000 Growth Index by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68% for assets under $500 million. In the event that the Fund out-performs or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

     GMF has contractually agreed to waived advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.35% on Class I and Class III shares and 1.60% on Class II shares.

     From June 30, 2000 (commencement of operations) through December 31, 2000, GMF was paid $0, net of waivers in the amount of $16,503. For the fiscal year ended December 31, 2001, GMF was paid $_______, net of waivers in the amount of $_______.

     Turner Investment Partners, Inc. ("Turner") is the subadviser of the Fund. For the subadvisory services it provides to the Fund, Turner receives a base subadvisory fee that may be adjusted if a Fund out- or under-performs a stated benchmark. Set forth below is information about the subadvisory fee arrangements of the Fund between Turner and GMF:

FUND           BENCHMARK    REQUIRED EXCESS      BASE ADVISORY       HIGHEST POSSIBLE      LOWEST POSSIBLE
                              PERFORMANCE             FEE           SUBADVISORY FEE AT   SUBADVISORY FEE AT
                                                                     EACH BREAK POINT     EACH BREAK POINT
Turner GVIT   Russell 1000             12.0%      0.55% for assets                0.77%                0.33%
Growth Focus  Growth                          up to $500 million,

                                                  0.45% for assets                0.63%                0.27%
                                              of $500 million
                                              and more but less
                                              than $2 billion,

                                               0.40% for assets of                0.56%                0.24%
                                              $ 2 billion and more

     In the event that the Fund over-or-underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and Turner will receive the applicable base fee. These performance-based fees will be paid from the investment advisory fees received by GMF and will be subject to the same conditions.

     Turner was founded in 1990 and is located at 1235 Westlakes Drive, Berwyn, Pennsylvania 19312. It is a registered investment adviser under the Investment Advisers Act of 1940. Turner serves as investment adviser to other investment companies, as well as separate investment portfolios. The Fund commenced operations June 30, 2000. For the period June 30, 2000 (commencement of operations) through December 31, 2000, GMF paid Turner $10,085. For the fiscal year ended December 31, 2001, GMF paid Turner $_______.

GARTMORE  GVIT  U.S.  GROWTH  LEADERS  FUND

     As described in the prospectus, the Gartmore GVIT U.S. Growth Leaders Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs its stated benchmark over a 36-month period. Set forth below is information about the advisory fee arrangement between GMF and the
Fund:

FUND              BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE    LOWEST POSSIBLE
                                 PERFORMANCE             FEE            ADVISORY FEE AT    ADVISORY FEE AT
                                                                       EACH BREAK POINT   EACH BREAK POINT
Gartmore        S&P 500 Index             12.0%      0.90% for assets              1.12%              0.68%
GVIT U.S.                                        up to $500 million,
Growth Leaders
Fund
                                                     0.80% for assets              0.98%              0.62%
                                                 of $500 million
                                                 and more but less
                                                 than $2 billion,

                                                  0.75% for assets of              0.91%              0.59%
                                                 $ 2 billion and more

     The performance adjustment for the Fund works as follows: if the Fund outperforms the S&P 500 Index by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68% for assets under $500 million. In the event that the Fund out-performs or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once the Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

     GMF has contractually agreed to waive advisory fees, and, if necessary, reimburse expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) in order to limit total annual Fund operating expenses to 1.25% on Class I and Class III shares and 1.50% on Class II shares for the Fund through April 30, 2003.

     From December ___, 2001 (commencement of operations) through December 31, 2001, GMF was paid $_____, net of waivers in the amount of $_______.

GARTMORE  GVIT  U.S.  LEADERS  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          0.90% on assets up to $500 million
          0.80% on assets of $500 million and more
               but less than $2 billion
          0.75% for assets of $2 billion and more

     GMF has contractually agreed to waive advisory fees and, if necessary, reimburse expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) in order to limit total annual Fund operating expenses to 1.10% for each Class. This Fund had not commenced operations as of December 31, 2001. From December ___, 2001 (commencement of operations) through December 31, 2001, GMF was paid $_____, net of waivers in the amount of $_______.

GARTMORE GVIT EMERGING MARKETS FUND, GARTMORE GVIT INTERNATIONAL GROWTH FUND, GARTMORE NSAT GLOBAL LEADERS FUND, GARTMORE GVIT EUROPEAN LEADERS FUND, GARTMORE NSAT GLOBAL SMALL COMPANIES FUND, GARTMORE NSAT OTC FUND, GARTMORE GVIT ASIA PACIFIC LEADERS FUND, GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND AND GARTMORE GVIT GLOBAL UTILITIES FUND

     For the services it provides under its Investment Advisory Agreement with the Trust, GGAMT receives an annual fee paid monthly based on average daily net assets of each Fund according to the following schedule:

FUND                                          ASSETS  INVESTMENT ADVISORY FEE
--------------------------------------------  ------  ------------------------
Gartmore GVIT Emerging Markets Fund and       All                        1.15%
Gartmore GVIT Global Small Companies Fund

Gartmore GVIT International Growth Fund,      All                        1.00%
Gartmore GVIT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore GVIT OTC Fund,
Gartmore GVIT Asia Pacific Leaders Fund and
Gartmore GVIT Global Financial Services Fund

Gartmore GVIT Global Utilities Fund           All                        0.80%

     In the interest of limiting expenses, GGAMT has contractually agreed to waive advisory fees, and, if necessary, reimburse expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) in order to limit total annual Fund operating expenses for the Funds it manages. This waiver is effective through at least May 1, 2002, except for the Gartmore GVIT European Leaders, Asia Pacific Leaders, Global Financial Services and Global Utilities Funds for which it is effective through April 30, 2003.

     GGAMT has agreed to waive advisory fees, and if necessary, reimburse expenses in order to limit annual fund operating expenses as follows:

     Gartmore GVIT Emerging Markets Fund:
          1.75% for Class I and Class III shares and 2.00% for Class II shares

     Gartmore GVIT International Growth Fund:
          1.60% for Class I and Class III shares and 1.85% for Class II shares

     Gartmore GVIT Global Leaders Fund:
          1.55% for Class I shares

     Gartmore GVIT European Leaders Fund:
          1.45 % for Class I and Class III shares and 1.70% for Class II shares

     Gartmore GVIT Global Small Companies Fund:
          1.75% for Class I shares

     Gartmore GVIT OTC Fund:
          1.60% for Class I shares

     Gartmore GVIT Asia Pacific Leaders Fund
          1.45 % for Class I and Class III shares and 1.70% for Class II shares

     Gartmore GVIT Global Financial Services Fund
          1.35 % for Class I and Class III shares and 1.60% for Class II shares

     Gartmore GVIT Global Utilities Fund
          1.15 % for Class I and Class III shares and 1.40% for Class II shares

     For the period August 30, 2000 (commencement of operations) through December 31, 2000, GGAMT was paid $0, net of waivers in the amount of $37,568 for the Gartmore GVIT Emerging Markets Fund and $0, net of waivers in the amount of $32,038 for the Gartmore GVIT International Growth Fund. During the fiscal year ended December 31, 2001, GGAMT was paid $_____, net of waivers in the amount of $_______ for the Gartmore GVIT Emerging Markets Fund and $______, net of waivers in the amount of $_____ for the Gartmore GVIT International Growth Fund.

     For the period ________, 2001 (commencement of operations) through December 31, 2001, GGAMT was paid $_____, net of waivers in the amount of $_______ for the Gartmore GVIT Global Financial Services Fund and $_____, net of waivers in the amount of $_______ for the Gartmore GVIT Global Utilities Fund.

     GGAMT has selected GGP to be the subadviser to the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global
Leaders Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT Global Small Companies Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Asia Pacific Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Global Utilities Fund.

     For the services it provides under its Subadvisory Agreement with the Trust and GGAMT receives an annual fee paid monthly based on average daily net assets of each Fund according to the following schedule:

FUND                                          ASSETS  INVESTMENT ADVISORY FEE
--------------------------------------------  ------  ------------------------
Gartmore GVIT Emerging Markets Fund and       All                       0.575%
Gartmore GVIT Global Small Companies Fund

Gartmore GVIT International Growth Fund,      All                        0.50%
Gartmore GVIT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore GVIT OTC Fund,
Gartmore GVIT Asia Pacific Leaders Fund and
Gartmore GVIT Global Financial Services Fund

Gartmore GVIT Global Utilities Fund           All                        0.40%

     For the period August 30, 2000 (commencement of operations) through December 31, 2000, GGP was paid $0 for the Gartmore GVIT Emerging Markets Fund and $0 for the Gartmore GVIT International Growth Fund. For the fiscal year ended December 31, 2001, GGP was paid $_______ for the Gartmore GVIT Emerging Markets Fund and $______ for the Gartmore GVIT International Growth Fund. For the period December ___, 2001 (commencement of operations) through December 31, 2001, GGP was paid $________ for the Gartmore GVIT Global Financial Services Fund and $________ for the Gartmore GVIT Global Utilities Fund.

     The Gartmore GVIT Global Leaders, Gartmore GVIT European Leaders, Gartmore GVIT Asia Pacific Leaders, Gartmore GVIT Global Small Companies and Gartmore GVIT OTC Funds had not yet commenced operations as of December 31, 2001.

DISTRIBUTOR

     Nationwide Securities, Inc. ("NSI") currently serves as underwriter for each of the Funds of the Trust in the continuous distribution of their shares pursuant to a Underwriting Agreement dated as of May 1, 2001 (the "Underwriting Agreement"). It is anticipated that after March 1, 2002, Gartmore Distribution Services, Inc. ("GDSI") will become the Funds' distributor. Unless otherwise terminated, the Underwriting Agreement will continue in effect for the initial term and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. NSI, located at 5475 Rings Road Atrium III, Suite 410, Dublin, OH 43017, is a wholly-owned subsidiary of Nationwide Life Insurance Company, located at One Nationwide Plaza, Columbus, OH 43215.

     In its capacity as Distributor, GDSI or NSI solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. GDSI or NSI receives no compensation under the Underwriting Agreement with the Trust.

DISTRIBUTION  PLAN

     The Trust, with respect to certain shares of certain Funds, has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits such Funds to compensate NSI/GDSI, as the Funds' distributor, for expenses associated with the distribution of such Funds' Class II shares or all of the shares in the case of the Gartmore GVIT Investor Destinations Funds and Gartmore GVIT Money Market Fund II. Although actual distribution expenses may be more or less, under the Plan such Funds, or the applicable class, as indicated below, pay NSI an annual fee in an amount that will not exceed the following amounts:

Gartmore GVIT Gartmore GVIT Total Return Fund          0.25% of the average daily
Gartmore GVIT Millennium Growth Fund                   net assets of Class II shares
Gartmore GVIT Global Technology                        of each Fund, all of which
     and Communications Fund                           will be considered a
Gartmore GVIT Emerging Markets Fund                    distribution fee.
Gartmore GVIT International Growth Fund
Gartmore GVIT Global Health Sciences Fund
Gartmore GVIT Small Cap Growth Fund
Gartmore GVIT Small Company Fund
Turner GVIT Growth Focus Fund
Dreyfus GVIT Mid Cap Index Fund
Gartmore GVIT Small Cap Value Fund
Gartmore GVIT Worldwide Leaders Fund
Gartmore GVIT Government Bond Fund


                                       87

Gartmore GVIT European Leaders Fund
Gartmore GVIT Nationwide Leaders Fund
Gartmore GVIT U.S. Growth Leaders Fund
Gartmore GVIT Asia Pacific Leaders Fund
Gartmore GVIT Global Financial Services Fund
Gartmore GVIT Global Utilities Fund

Gartmore GVIT Investor Destinations Aggressive Fund    0.25% of the average daily
Gartmore GVIT Investor Destinations Moderately         net assets of shares of each
     Aggressive Fund                                   Fund, all of which will be
Gartmore GVIT Investor Destinations Moderate Fund      considered a distribution fee.
Gartmore GVIT Investor Destinations Moderately
     Conservative Fund
Gartmore GVIT Investor Destinations Conservative Fund
Gartmore GVIT Money Market Fund II

     Distribution expenses paid by the distributor may include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers as well as payments to broker-dealers for shareholder services.

     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 1, 2001, and may be amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class or Fund, as applicable. Any change in the Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding applicable shares. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

     The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

     NSI may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.

FUND  ADMINISTRATION  AND  TRANSFER  AGENCY  SERVICES

     Under the terms of a Fund Administration Agreement, GSA provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. Gartmore Investor Services, Inc. ("GISI"), a wholly owned subsidiary of GSA, 1200 River Road, Conshohocken, Pennsylvania 19428, serves as transfer agent and dividend disbursing agent for each of the Funds. Beginning December 1, 2001, for the fund administration and transfer agency services, each Fund pays GSA a combined annual fee based on the Trust's average daily net assets according to the following schedule:

                                            AGGREGATE TRUST FEE
                                            -------------------
ASSET LEVEL**                           AS A PERCENTAGE OF NET ASSETS
--------------------------------------  -----------------------------
up to $1 billion                                     0.13%
1 billion and more up to $3 billion                  0.08%
3 billion and more up to $8 billion                  0.05%
8 billion and more up to $10 billion                 0.04%
10 billion and more up to $12 billion                0.02%
12 billion or more                                   0.01%

---------------
* The assets of each of the GVIT Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The GVIT Investor Destinations Funds do not pay any part of this fee."

     GSA  pays  NISI  from  these  fees  for  its  services.

Effective September 1, 1999, the fund administration services previously performed for the Funds by NSI were transferred to GSA, an affiliate of NSI and an indirect subsidiary of NFS. In addition, BISYS Fund Services Ohio, Inc. performs certain fund administration services pursuant to a Sub-Administration Agreement also effective September 1, 1999. The fund administration fees paid under a previous fee schedule are as follows:

                                              2001        2001       2000        2000       1999      1999
FUND                                        RECEIVED*    WAIVED    RECEIVED*    WAIVED    RECEIVED*    WAIVED
----                                        ----------  ---------  ----------  ---------  ----------  ---------
Strong GVIT Mid Cap Growth Fund             $           $          $  146,884  $     ---  $   22,082  $     ---
Nationwide GVIT Strategic Value Fund                                   15,980        ---      11,014        ---
Federated GVIT Equity Income Fund                                      31,080        ---      14,732        ---
Federated GVIT High Income Bond Fund                                   48,777        ---      36,554        ---
J.P. Morgan GVIT Balanced Fund                                         65,560        ---      43,819        ---
MAS GVIT Multi Sector Bond Fund                                        67,855        ---      37,020        ---
GVIT Small Cap Value Fund                                             140,913        ---      67,123        ---
GVIT Small Cap Growth Fund(1)                                          75,345        ---      49,932     43,393
Gartmore GVIT Money Market Fund                                       881,362        ---     799,936        ---
GVIT Small Company Fund                                               445,045        ---      88,960        ---
Gartmore GVIT Total Return Fund                                       973,697        ---   1,068,669        ---
Gartmore GVIT Growth Fund                                             422,949        ---     539,831        ---
Gartmore GVIT Government Bond Fund                                    377,378        ---     386,796        ---
Gartmore GVIT Worldwide Leaders Fund                                   52,667        ---      25,620        ---
Dreyfus GVIT Mid Cap Index Fund                                        45,025        ---       9,880        ---
Turner GVIT Growth Focus Fund(2)                                       37,295        ---         N/A        N/A
Gartmore GVIT Millennium Growth Fund(2)                                 3,649     33,646         N/A        N/A
Gartmore GVIT Global Technology
   and Communications Fund(2)                                               0     37,295         N/A        N/A
Gartmore GVIT Global Health Sciences Fund(3)                                0        619         N/A        N/A
Gartmore GVIT Emerging Markets Fund(4)                                  5,601     19,399         N/A        N/A
Gartmore GVIT International Growth Fund(4)                                  0     25,000         N/A        N/A
Gartmore GVIT Global Leaders Fund(5)                                      N/A        N/A         N/A        N/A
Gartmore GVIT European Growth Fund(5)                                     N/A        N/A         N/A        N/A
Gartmore GVIT Global Small Companies Fund(5)                              N/A        N/A         N/A        N/A
Gartmore GVIT OTC Fund(5)                                                 N/A        N/A         N/A        N/A

---------------

*    Numbers reflect the net amount of fees received after all applicable  waivers.
1    The GVIT Small Cap Growth Fund commenced operations on May 1, 1999.
2    The Turner GVIT Growth Focus Fund, Gartmore GVIT Millennium Growth Fund and  Gartmore GVIT Global
     Technology and Communications Fund commenced operations as of June 30, 2000.
3    The Gartmore GVIT Global Health Sciences Fund commenced operations as of December 29, 2000.
4    The Gartmore GVIT Emerging Markets and Gartmore GVIT International Growth Funds commenced operations as of August 30, 2000.
5    The Fund has not commenced operations.



SUB-ADMINISTRATION

     GSA has entered into a Sub-Administration Agreement and a Sub-Transfer Agent Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), effective July 1, 1999, to provide certain fund administration and transfer agency services for each of the Funds held beneficially by its customers. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:

                                             AGGREGATE TRUST FEE
ASSET LEVEL*                            AS A PERCENTAGE OF NET ASSETS
--------------------------------------  -----------------------------
up to $1 billion                                    0.10%
1 billion and more up to $3 billion                 0.05%
3 billion and more up to $8 billion                 0.04%
8 billion and more up to $10 billion                0.02%
10 billion and more up to $12 billion               0.01%
12 billion or more                                 0.005%

---------------

     *The assets of each of the GVIT Investor Destinations Funds (listed below) are excluded from the Trust asset level amount in order to calculate this asset based fee. The GVIT Investor Destinations Funds do not pay any part of this fee."


ADMINISTRATIVE  SERVICE  PLAN

     Under the terms of an Administrative Services Plan, each Fund is permitted to enter Servicing Agreements with servicing organizations who agree to provide certain administrative support services for the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for Plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating, and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

     As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement, effective July 1, 1999, pursuant to which NFS has agreed to provide certain administrative support services to the Funds held beneficially by its customers. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the shares of the Funds held by customers of NFS or any such other entity. During the fiscal year ended December 31, 2001, NFS and it affiliates received $________ in administrative services fees.

CUSTODIAN

     The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. Pursuant to the Custodian Agreement, Fifth Third utilizes the services of the global custody network of Bank of New York for foreign custody of the Funds' assets. The Custodian performs no managerial or policy making functions for the Funds.

LEGAL  COUNSEL

     Stradley Ronon Stevens & Young, LLP, 2600 Commerce Square, Philadelphia, PA 19103, serves as the Trust's legal counsel.

INDEPENDENT  ACCOUNTANTS

     PricewaterhouseCoopers LLP, 100 E. Broad Street, Columbus, Ohio 43215 serves as independent accountants for the Trust.

BROKERAGE  ALLOCATIONS

     A Fund's Adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commission are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary consideration in portfolio security transactions is "best price execution of the transaction," i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the adviser and the Subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a Subadviser. In placing orders with such broker-dealers, the adviser or Subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or Subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or Subadviser's normal research activities or expenses.

     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or Subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when the adviser or Subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Funds, it is the policy of each of the advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possible difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or Subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or Subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchase or sole; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

     The Advisers and each Subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934 that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic on modeling software, market data fees and historical market information. Any such research and other information provided by brokers to an Adviser or Subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the Advisers and Subadvisors pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the Advisers or a Subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the Advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, each also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator. For the fiscal year ended December 31, 2001, all the affiliated advisers of Gartmore Global Investments for both Gartmore Variable Insurance Trust and Gartmore Mutual Funds, including but not limited to, GMF, GSA, GGAMT, and Gartmore Trust Company, received soft dollar commissions of $__________ for all their advisory clients, including the Funds.

     The following tables list the amount of brokerage commissions (excluding directed brokerage) and the amount of transactions and related commissions paid to brokers providing research and other services to the subadvisers for the following periods:

                      FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                   TRANSACTIONS  RELATED  TO
                                                   -------------------------
                                               BROKERAGE OR RESEARCH SERVICES(1)
                                               ---------------------------------
FUND                                           COMMISSION   $AMOUNT  COMMISSION
---------------------------------------------  -----------  -------  -----------
Strong GVIT Mid Cap Growth Fund                $            $        $
--------------------------------------------------------------------------------
Nationwide GVIT Strategic Value Fund
--------------------------------------------------------------------------------
Comstock GVIT Value Fund
--------------------------------------------------------------------------------
Federated GVIT High Income Bond Fund
--------------------------------------------------------------------------------
J.P. Morgan GVIT Balanced Fund
--------------------------------------------------------------------------------
MAS GVIT Multi Sector Bond Fund
--------------------------------------------------------------------------------
GVIT Small Cap Value Fund
--------------------------------------------------------------------------------
Gartmore GVIT Worldwide Leaders Fund
--------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund
--------------------------------------------------------------------------------
GVIT Small Cap Growth Fund
--------------------------------------------------------------------------------
GVIT Small Company Fund(2)
--------------------------------------------------------------------------------
Nationwide Income Fund
--------------------------------------------------------------------------------
Gartmore GVIT Total Return Fund(2)
--------------------------------------------------------------------------------
Gartmore GVIT Growth Fund(2)
--------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund
--------------------------------------------------------------------------------
Turner GVIT Growth Focus Fund(3)
--------------------------------------------------------------------------------
Gartmore GVIT Millennium Growth Fund(2, 3)
--------------------------------------------------------------------------------
Gartmore GVIT Global Technology
    and Communications Fund(2, 3)
--------------------------------------------------------------------------------
Gartmore GVIT Global Health Sciences Fund(2, 4)
--------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund(2, 5)
--------------------------------------------------------------------------------
Gartmore GVIT International Growth Fund(2, 5)
--------------------------------------------------------------------------------
Gartmore GVIT Global Leaders Fund(6)
--------------------------------------------------------------------------------


                                       95

Gartmore GVIT European Growth Fund(6)
--------------------------------------------------------------------------------
Gartmore GVIT Global Small Companies Fund(6)
--------------------------------------------------------------------------------
Gartmore GVIT OTC Fund(6)
--------------------------------------------------------------------------------
Gartmore GVIT Nationwide Leaders Fund(X)
--------------------------------------------------------------------------------
Gartmore GVIT Global Financial Services Fund(X)
--------------------------------------------------------------------------------
Gartmore GVIT Global Utilities Fund(X)
--------------------------------------------------------------------------------

---------------

1 To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
2 For the fiscal year ended December 31, 2001, all the affiliated advisers of Gartmore Global Investments of both Gartmore Variable Insurance Trust and
     Gartmore Mutual Funds, including but not limited to GMF, GSA, GGAMT, and Gartmore Trust Company, received soft dollar commission of $________ for all their advisory clients, including the Funds. This total may include soft dollar commissions related to this Fund.
3 The Turner GVIT Growth Focus Fund, Gartmore GVIT Millennium Growth Fund and Gartmore GVIT Global Technology and Communications Fund commenced operations as of June 30, 2000.
4 The Gartmore GVIT Global Health Sciences Fund commenced operations as of December 29, 2000.
5 The Gartmore GVIT Emerging Markets and Gartmore GVIT International Growth Funds commenced operations as of August 30, 2000.
6    The  Fund  has  not  commenced  operations.
X    {   }

                         FOR THE YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------
                                                     TRANSACTIONS  RELATED  TO
                                                     -------------------------
                                                 BROKERAGE OR RESEARCH SERVICES(1)
                                                 ---------------------------------
FUND                                           COMMISSION     $AMOUNT     COMMISSION
---------------------------------------------  -----------  ------------  -----------
Strong GVIT Mid Cap Growth Fund                $ 3,333,396  $363,014,518  $   323,019
---------------------------------------------  -----------  ------------  -----------
Nationwide GVIT Strategic Value Fund                72,533     7,548,638       13,061
---------------------------------------------  -----------  ------------  -----------
Comstock GVIT Value Fund                            50,307            --           --
---------------------------------------------  -----------  ------------  -----------
Federated GVIT High Income Bond Fund                     0            --           --
---------------------------------------------  -----------  ------------  -----------
J.P. Morgan GVIT Balanced Fund                     119,026            --           --
---------------------------------------------  -----------  ------------  -----------
MAS GVIT Multi Sector Bond Fund                          0            --           --
---------------------------------------------  -----------  ------------  -----------
GVIT Small Cap Value Fund                                0   104,206,444      336,125
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Worldwide Leaders Fund               343,746            --           --
---------------------------------------------  -----------  ------------  -----------
Dreyfus GVIT Mid Cap Index Fund                    123,246            --           --
---------------------------------------------  -----------  ------------  -----------
GVIT Small Cap Growth Fund                         156,285            --           --
---------------------------------------------  -----------  ------------  -----------


                                       96

GVIT Small Company Fund(2)                       2,281,254   182,649,855      280,636
---------------------------------------------  -----------  ------------  -----------
Nationwide Income Fund                                   0            --           --
Gartmore GVIT Total Return Fund(2)               5,658,548            --           --
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Growth Fund(2)                     1,930,966            --           --
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Government Bond Fund                       0            --           --
---------------------------------------------  -----------  ------------  -----------
Turner GVIT Growth Focus Fund(3)                    62,510         3,295        5,000
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Millennium Growth Fund(2, 3)          14,925            --           --
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Global Technology
    and Communications Fund(2, 3)                   30,950            --           --
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Global Health Sciences Fund(2, 4)      2,030            --           --
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Emerging Markets Fund(2, 5)           14,279            --           --
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT International Growth Fund(2, 5)       34,401            --           --
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Global Leaders Fund(6)                   N/A           N/A          N/A
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT European Growth Fund(6)                  N/A           N/A          N/A
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT Global Small Companies Fund(6)           N/A           N/A          N/A
---------------------------------------------  -----------  ------------  -----------
Gartmore GVIT OTC Fund(6)                              N/A           N/A          N/A
---------------------------------------------  -----------  ------------  -----------

---------------

1 To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
2 For the fiscal year ended December 31, 2000, all the affiliated advisers of Gartmore Global Investments of both Gartmore Variable Insurance Trust and
     Gartmore Mutual Funds, including but not limited to GMF, GSA, GGAMT, and Gartmore Trust Company, received soft dollar commission of $2,942,454 for all their advisory clients, including the Funds. This total may include soft dollar commissions related to this Fund.
3 The Turner GVIT Growth Focus Fund, Gartmore GVIT Millennium Growth Fund and Gartmore GVIT Global Technology and Communications Fund commenced operations as of June 30, 2000.
4 The Gartmore GVIT Global Health Sciences Fund commenced operations as of December 29, 2000.
5 The Gartmore GVIT Emerging Markets and Gartmore GVIT International Growth Funds commenced operations as of August 30, 2000.
6    The  Fund  has  not  commenced  operations.

                      FOR THE YEAR ENDED DECEMBER 31, 1999
----------------------------------------------------------------------------
                                            TRANSACTIONS  RELATED  TO
                                            -------------------------
                                        BROKERAGE OR RESEARCH SERVICES(1)
                                        ----------------------------------
FUND                                  COMMISSION     $AMOUNT     COMMISSION
------------------------------------  -----------  ------------  -----------
Strong GVIT Mid Cap Growth Fund       $   348,253  $ 77,864,109  $    98,375
------------------------------------  -----------  ------------  -----------
Nationwide GVIT Strategic Value Fund       66,667     5,013,018        7,859
------------------------------------  -----------  ------------  -----------


                                       97

Comstock GVIT Value Fund                   27,780     8,088,262        8,659
------------------------------------  -----------  ------------  -----------
Federated GVIT High Income Bond Fund          379            --           --
------------------------------------  -----------  ------------  -----------
J.P. Morgan GVIT Balanced Fund             47,558       858,024        1,248
------------------------------------  -----------  ------------  -----------
MAS GVIT Multi Sector Bond Fund                --            --           --
------------------------------------  -----------  ------------  -----------
GVIT Small Cap Value Fund               1,199,913   124,965,494      316,630
------------------------------------  -----------  ------------  -----------
Gartmore GVIT Worldwide Leaders Fund      102,624            --           --
------------------------------------  -----------  ------------  -----------
Dreyfus GVIT Mid Cap Index Fund            60,773            --           --
------------------------------------  -----------  ------------  -----------
GVIT Small Cap Growth Fund(2)              16,381     6,004,581        9,600
------------------------------------  -----------  ------------  -----------
GVIT Small Company Fund(3)                996,995   141,963,141      282,969
------------------------------------  -----------  ------------  -----------
Nationwide Income Fund                         --            --           --
Gartmore GVIT Total Return Fund         1,982,239            --           --
------------------------------------  -----------  ------------  -----------
Gartmore GVIT Growth Fund                 651,886            --           --
------------------------------------  -----------  ------------  -----------
Gartmore GVIT Government Bond Fund             --            --           --
------------------------------------  -----------  ------------  -----------

---------------

1 This information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
2    The  Small  Cap  Growth  Fund  commenced  operations  on  May  1,  1999.
3 The information provided for '$ Amount' under Transactions Related to Brokerage or Research Services for this Fund does not reflect the impact of $15,200 of commissions because the former subadviser to which this information pertains was unable to furnish the related transactions '$ Amount'.

     Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Certain of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in its judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker/dealer on comparable transactions for its most favored unaffiliated customers, except for accounts for which the affiliated broker/dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker/dealer considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

     The following table lists the amount of brokerage commissions paid to affiliated brokers:

-----------------------------------------------------------------
                                              COMMISSIONS
-----------------------------------------------------------------
FUND                       BROKER         2001    2000     1999
-----------------------------------------------------------------
GVIT Small          Neuberger & Berman    $      $65,527  $42,706
   Company Fund
-----------------------------------------------------------------
GVIT Small Cap      Neuberger & Berman    $      $ 6,355  $   ---
   Growth Fund
-----------------------------------------------------------------
Dreyfus GVIT Mid    Mellon Bank           $      $   566  $   ---
   Cap Index Fund
-----------------------------------------------------------------
J.P. Morgan GVIT    Salomon Smith Barney  $      $   ---  $ 3,220
     Balanced Fund
-----------------------------------------------------------------
GVIT Small          Lazard Freres         $      $   ---  $   290
   Company Fund
-----------------------------------------------------------------

     During the year ended December 31, 2001, commissions paid by the GVIT Small Company Fund to Neuberger & Berman represented ____% of total commissions paid by the Fund or ____% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2001, commissions paid by the GVIT Small Cap Growth Fund to Neuberger & Berman represented ____% of total commissions paid by the Fund or ___% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2001, commissions paid by the Dreyfus GVIT Mid Cap Index Fund to Mellon Bank represented ____% of total commissions paid by the Fund or ____% of the aggregate dollar amount of transactions involving the payment of commissions.

     As of December 31, 2001, none of the Funds held investments in their regular brokers or dealers.

PURCHASES,  REDEMPTIONS  AND  PRICING  OF  SHARES

     An insurance company purchases shares of the Funds at their net asset value ("NAV") using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

     All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     The NAV per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines). The Trust will not compute NAV for the Funds on customary national business holidays, including the following:
Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day.

     The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class' shares outstanding.

Securities for which market quotations are readily available are values at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern
Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees of the Trust. Short-term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 day or less are considered to be "short-term" and are valued at amortized cost which approximated market value.

Securities for which market quotations are not readily available, or for which an independent pricing agent does not provide a value or provided a value that does not represent fair value in the judgment of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees of the Trust.


     The pricing service activities and results are reviewed by an officer of the Trust. Securities and other assets, for which such market prices are unavailable or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's investment adviser or its designee, are valued at fair value under procedures approved by the Trust's Board of Trustees. For the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II, all securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act.

     A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust's transfer agent, GISI.

     The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL  INFORMATION

DESCRIPTION  OF  SHARES

     The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds and currently has authorized 36 separate funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

     The Trust presently offers the following series of shares of beneficial interest, without par value and with the various classes listed:

SERIES                                                                   SHARE CLASSES
------                                                                   -------------
Gartmore GVIT Total Return Fund                                   Class I, Class II, Class III
Gartmore GVIT Growth Fund                                         Class I
Gartmore GVIT Government Bond                                     Class I, Class II, Class III
Gartmore GVIT Money Market Fund                                   Class I
GVIT Small Company Fund                                           Class I, Class II, Class III
J.P. Morgan GVIT Balanced Fund                                    Class I
Comstock GVIT Value Fund                                          Class I
Gartmore GVIT Worldwide Leaders Fund                              Class I, Class II, Class III
Federated GVIT High Income Bond Fund                              Class I, Class III
MAS GVIT Multi Sector Bond Fund                                   Class I, Class III
GVIT Small Cap Value Fund                                         Class I, Class II, Class III
Dreyfus GVIT Mid Cap Index Fund                                   Class I, Class II, Class III
GVIT Small Cap Growth Fund                                        Class I, Class II, Class III
Strong GVIT Mid Cap Growth Fund                                   Class I, Class III
Nationwide GVIT Strategic Value Fund                              Class I
Turner GVIT Growth Focus Fund                                     Class I, Class II, Class III
Gartmore GVIT Millennium Growth Fund                              Class I, Class II
Gartmore GVIT Global Technology and Communications Fund           Class I, Class II, Class III
Gartmore GVIT Global Health Sciences Fund                         Class I, Class II, Class III
Gartmore GVIT Emerging Markets Fund                               Class I, Class II, Class III
Gartmore GVIT International Growth Fund                           Class I, Class II, Class III
Gartmore GVIT Global Leaders Fund                                 Class I
Gartmore GVIT European Leaders Fund                               Class I, Class II, Class III
Gartmore GVIT Global Small Companies Fund                         Class I
Gartmore GVIT OTC Fund                                            Class I
Gartmore GVIT Nationwide Leaders Fund                             Class I, Class II, Class III
Gartmore GVIT U.S. Growth Leaders Fund                            Class I, Class II, Class III
Gartmore GVIT Asia Pacific Leaders Fund                           Class I, Class II, Class III


                                      103

Gartmore GVIT Global Financial Services Fund                      Class I, Class II, Class III
Gartmore GVIT Global Utilities Fund                               Class I, Class II, Class III
Gartmore GVIT Investor Destinations Aggressive Fund               No Class Designation
Gartmore GVIT Investor Destinations Moderately Aggressive Fund    No Class Designation
Gartmore GVIT Investor Destinations Moderate Fund                 No Class Designation
Gartmore GVIT Investor Destinations Moderately Conservative Fund  No Class Designation
Gartmore GVIT Investor Destinations Conservative Fund             No Class Designation
Gartmore GVIT Money Market Fund II                                No Class Designation

You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING  RIGHTS

     Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Generally, amendment may not be made to the Amended Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Amended Declaration of Trust without the vote or consent of shareholders to:

     (1) designate series of the Trust; or

     (2) change the name of the Trust; or

     (3) apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Amended Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

     Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and nonassessable. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all Funds vote together, and not by Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

SHAREHOLDER  INQUIRIES

     All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

TAX  STATUS

     Election to be taxed as a regulated investment company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund that has been in existence more than one year has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

     Diversification requirements. Each Fund intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

OTHER  TAX  CONSEQUENCES

     Effect of foreign investments on distributions. Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities. If more than 50% of a Fund's total assets at the end of its fiscal year is invested in securities of foreign corporations, the Fund may elect to pass through the pro rata share of foreign taxes paid by the Fund.

     Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Funds. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss.

     Investment in complex securities. Each Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities.

     Investment in PFIC securities. If a Fund invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs"), the Fund intends to mark-to-market these securities and recognize any gain at the end of its fiscal year. Deductions for losses will be allowable only to the extent of any current or previously recognized gain. This gain (reduced by allowable losses) is treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities.

     Shareholders of PFICs may, under certain circumstances, be subject to a deferred interest charge pursuant to section 1291 of the Code.

THE FOLLOWING PARAGRAPH ONLY APPLIES TO THE GARTMORE GVIT MONEY MARKET FUND AND THE GARTMORE GVIT MONEY MARKET FUND II:

     Maintaining a $1 share price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require either of the Gartmore GVIT Money Market Fund or the Gartmore GVIT Money Market Fund II to adjust distributions to maintain their respective $1 share prices. These procedures may result in under- or over-distributions by either Fund of their respective net investment incomes.

TAX  CONSEQUENCES  TO  SHAREHOLDERS

     Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

FINANCIAL  STATEMENTS

     The Report of Independent Accountants and Financial Statements of the Trust for the period ended December 31, 2001 are incorporated by reference to the Trust's Annual Report. Copies of the Annual Report and Semi-Annual Report are available without charge upon request by writing the Trust or by calling toll free 1-800-848-6331.

     The Financial Statements of the Funds for the period ended June 30, 2001 (unaudited) and the Report of Independent Accountants and Financial Statements of the Trust for the period ended December 31, 2001 are incorporated by reference into this SAI. The unaudited interim Financial Statements of the Funds reflecting all adjustments of a normal recurring nature which are, in the opinion of management, necessary to a fair statement of the results, for the six month period ended June 30, 2001. Copies of the Annual Reports and the Semi-Annual Reports are available without charge upon request by writing the Trust or by calling toll free 1-800-848-6331.

APPENDIX  A

                                  DEBT RATINGS

STANDARD  &  POOR'S  DEBT  RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The  ratings  are  based,  in  varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2.  Nature  of  and  provisions  of  the  obligation.

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT  GRADE

     AAA  -  Debt  rated  'AAA'  has  the  highest rating assigned by Standard &
Poor's.  Capacity  to  pay  interest  and  repay  principal is extremely strong.

     AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE  GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S  LONG-TERM  DEBT  RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH  INVESTORS  SERVICE,  INC.  BOND  RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C    Bonds  are  in  imminent  default  in  payment  of  interest  or principal.

DDD, Bonds are in default on interest and/or principal payments. Such bonds are DD extremely speculative, and should be valued on the basis of their ultimate &D recovery value in liquidation or reorganization of the obligor. `DDD'
     represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.

SHORT-TERM  RATINGS

STANDARD  &  POOR'S  COMMERCIAL  PAPER  RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

STANDARD  &  POOR'S  NOTE  RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

The  following  criteria  will  be  used  in  making  the  assessment:

     [ ] Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     [ ] Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

     Note  rating  symbols  and  definitions  are  as  follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative  capacity  to  pay  principal  and  interest.

MOODY'S  SHORT-TERM  RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers  rated  Not Prime do not fall within any of the prime rating categories.

MOODY'S  NOTE  RATINGS

MIG 1/VMIG 1   This  designation  denotes  best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2   This  designation denotes high quality. Margins of protection are ample  although  not  so  large  as  in  the  preceding  group.

MIG 3/VMIG 3   This  designation  denotes  favorable  quality.  All  security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4   This  designation  denotes  adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH  SHORT-TERM  RATINGS

Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

     F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

     F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

     B Speculative. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     C High default risk. Default is a real possibility, Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D Default. Issues assigned this rating are in actual or imminent payment default.

THOMSON'S  SHORT-TERM  RATINGS

The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                     PART C

OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) Amended Declaration of Trust - previously filed withPost-Effective Amendment and hereby incorporated by reference.

     (b) Bylaws - previously filed with Post-Effective Amendment and hereby incorporated by reference.

     (c)  Not applicable.

     (d) (1) Investment Advisory Agreement with Villanova Mutual Fund Capital Trust (VMF) previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (a) Amendment to Investment Advisory Agreement previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (b) Amended Exhibit A to the Investment Advisory Agreement with VMF previously filed with Post- Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (c) Amended Exhibit A dated December 1, 2001 to the Investment Advisory Agreement with Gartmore Mutual Fund Capital Trust (formerly, Villanova Mutual Fund Capital Trust) previously filed with Post- Effective Amendment to the Registration Statement, and herein incorporated by reference.*

          (2) Investment Advisory Agreement with Villanova Global Asset Management Trust (VGAMT) previously filed and herein incorporated by reference.

               (a) Amended Exhibit A to the Investment Advisory Agreement with VGAMT previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (3)  Subadvisory Agreements for the Small Company Fund.

               (a) Subadvisory Agreement with The Dreyfus Corporation. - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (b) Subadvisory Agreement with Neuberger Berman LLC - previously filed with Post- Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (c) Subadvisory Agreement with Strong Capital Management, Inc. - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (d) Subadvisory Agreement with Gartmore Global Partners, and previously filed with Post-Effective Amendment No. 44 to the Registration Statement, and herein incorporated by reference.

               (e) Subadvisory Agreement with Waddell & Reed Investment Management Company - see Item(d)(5)(k) below.

          (4)  Subadvisory Agreements for the Income Fund.

               (a) Subadvisory Agreement with NCM Capital Management Group, Inc. previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (b) Subadvisory Agreement with Smith Graham & Co. Asset Managers, L.P. - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (5)  Subadvisory Agreements for the other subadvised funds.

               (a) Subadvisory Agreement with Strong Capital Management, Inc. for the Strong NSAT Mid Cap Growth Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                    (1) Subadvisory Agreement with Strong Capital Management, Inc. for the Nationwide Strategic Value Fund, and previously filed with Post-Effective Amendment No. 44 to the Registration Statement, and herein incorporated by reference.

               (b) Subadvisory Agreement with Federated Investment Counseling for the Federated NSAT Equity Income Fund and Federated NSAT High Income Bond Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (c) Subadvisory Agreement with The Dreyfus Corporation for the Small Cap Value Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (d) Subadvisory Agreement with J.P. Morgan Investment Management Inc. for the Global 50 Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (e) Subadvisory Agreement with The Dreyfus Corporation for the Dreyfus NSAT Mid Cap Index Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (f) Subadvisory Agreements with Franklin Advisers, Inc., Miller Anderson & Sherrerd and Neuberger Berman, LLC for the Nationwide Small Cap Growth Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (g) Proposed Subadvisory Agreement with Turner Investment Partners, Inc. for the Turner NSAT Growth Focus Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (h) Proposed Subadvisory Agreement with J.P. Morgan Investment Management Inc. for the J.P. Morgan NSAT Balanced Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (i) Proposed Subadvisory Agreement with Miller Anderson and Sherrerd for the MAS NSAT Multi Sector Bond Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (j) Subadvisory Agreement with Gartmore Global Partners (GGP) previously filed and herein incorporated by reference.

               (k) Amended Exhibit A to the Subadviser Agreement with GGP previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (l) Subadvisory Agreement with Waddell & Reed Investment management Company for the Nationwide Small Company Fund and Nationwide Small Cap Growth Fund previously filed and herein incorporated by reference.

     (e) Underwriting Agreement with Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (1) Amended Schedule A dated December 1, 2001 to the Underwriting Agreement with Nationwide Advisory Services, Inc./ Gartmore Distribution Services, Inc. previously filed with Post- Effective Amendment to the Registration Statement, and herein incorporated by reference.*

     (f)  Not applicable.

     (g) Custody Agreement - previously filed with Registration Statement and Post-Effective Amendment, and herein incorporated by reference.

     (h) (1) Fund Administration Agreement for the Funds previously filed with Post-Effective Amendment to the Registration Statement and herein incorporated by reference.

               (a) Amendment to Fund Administration Agreement previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (b) Amended Exhibit A to the Fund Administration Agreement previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (c) Amended Exhibit A dated December 1, 2001 to the Fund Administration Agreement previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.*

          (2) Transfer and Dividend Disbursing Agent Agreement -previously filed with the Trust's Registration Statement herein incorporated by reference.

               (a) Amendment to Transfer and Dividend Disbursing Agent Agreement previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (b) Amended Exhibit A to the Transfer and Dividend Disbursing Agent Agreement previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (c) Amended Exhibit A dated December 1, 2001 to the Transfer and Dividend Disbursing Agent Agreement previously filed with

                    Post- Effective Amendment to the Registration Statement, and herein incorporated by reference.*

          (3) Administrative Services Plan & Form of Servicing Agreement previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (a) Amended Exhibit A to Administrative Services Plan previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

               (b) Amended Exhibit A dated October 2, 2001 to the Administrative Services Plan previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.*

          (4) Expense Limitation Agreement effective May 31, 2000, between the Registrant and Villanova Mutual Fund Capital Trust.*

               (a) Amended Exhibit A to Expense Limitation Agreement effective May 31, 2000, as amended December 12, 2001, between the Registrant and Villanova Mutual Fund Capital Trust.*

          (5) Expense Limitation Agreement effective August 30, 2000, between the Registrant and Villanova Global Asset Management Trust.*

               (a) Amended Exhibit A to Expense Limitation Agreement effective August 30, 2000, as amended December 1, 2001, between the Registrant and Villanova Global Asset Management Trust.*

     (i) Opinion and consent of counsel - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

     (j)  Not applicable.

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  Distribution Plan under Rule 12b-1.*

     (n)  Rule 18f-3 Plan.*

     (p) (1) Code of Ethics for Nationwide Family of Funds previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (2) Code of Ethics for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company.*

          (3) Code of Ethics for Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (4) Code of Ethics for Villanova Global Asset Management Trust previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (5) Federated Investment Counseling Code of Ethics for Access Persons dated January 1, 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (6) (a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 previously filed with Post- Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (6) (b) Gartmore Global Partners Personal Securities Trading Guidelines - Charlotte and New York dated March 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (6) (c) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (7) J.P. Morgan Investment Management, Inc. Code of Ethics previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (8) Lazard Asset Management A Division of Lazard Freres & Co., LLC and Certain Registered Investment Companies Code of Ethics and Personal Investment Policy previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (9) MAS Funds (The "Funds") and Miller Anderson & Sherrerd, LLP ("MAS") and MAS Fund Distribution, Inc. ("MASDI") Code of Ethics previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (10) Mellon Financial Corporation Securities Trading Policy dated July 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (11) Merrill Lynch Investment Managers (MLIM), Registered Investment Companies and their Investment Advisers and Principal Underwriter Code of Ethics dated Summer 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (12) Neuberger Berman Management, Inc. ("NB Management") and Neuberger Berman, LLC ("NB") Code of Ethics Amended and Restated August 1, 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (13) Sloan Financial Group, Inc. and Subsidiaries NCM Capital Management Group, Inc. and New Africa Advisers, Inc. Code of Ethics and Insider Trading Policy and Procedures previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (14) Strong Schafer Value Fund, Inc., Schafer Capital Management, Inc., Strong Schafer Capital Management, LLC, and Schafer Cullen Capital Management, Inc. Code of Ethics adopted July 13, 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (15) Smith Graham & Co. Investment Advisors, L.P. Code of Ethics previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (16) Turner Investment Partners, Inc. Personal Trading Policy/Code of Ethics dated February 17, 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

          (17) The Strong Family of Mutual Funds, Strong Capital Management Inc., Strong Investments, Inc., and Flint Prairie, L.L.C. Code of Ethics for Access Persons dated April 15, 2001, and previously filed with Post-Effective Amendment No. 44 to the Registration Statement, and herein incorporated by reference.

          (18) Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Austin, Calvert & Flavin, Inc., Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, W&R Funds, Inc., and Target/United Funds, Inc. Code of Ethics as revised May 17, 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

     (q) (1) Power of Attorney for Joseph J. Gasper, Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr,IV, Douglas Kridler, Arden L. Shisler, and David C. Wetmore dated January 1, 2001 and previously filed with this Trust's Registration Statement on March 2, 2001.

          (2) Power of Attorney for Joseph J. Gasper dated December 15, 2000 and filed with this Trust's Registration Statement on March 2, 2001 and herein incorporated by reference.

          (3) Power of Attorney for Gerald J. Holland dated March 1, 2001 and filed with this Trust's Registration Statement on March 2, 2001 and herein incorporated by reference.

----------------------------
* Filed herewith.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is presently controlled by or under common control with Registrant.

ITEM 25. INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 24(b)1 above.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (a) Gartmore Mutual Fund Capital Trust, ("GMF"), an investment adviser of the Trust, also serves as investment adviser to Gartmore Mutual Funds. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

Joseph J. Gasper Director and President and Chief Operating Officer
-------------------------------------------------------------------
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc.

Director and Chairman of the Board
----------------------------------
Nationwide Investment Services Corp

Director and Vice Chairman
--------------------------
NorthPointe Capital, LLC
Gartmore Global Investments, Inc.
Nationwide Global Holdings, Inc.

Director
--------
Leben Direkt Insurance Company

Trustee and Chairman
--------------------
Gartmore Variable Insurance Trust
Gartmore Mutual Funds

Donna A. James Director and Senior Vice President -
Chief Human Resources Officer
-----------------------------
Gartmore Global Investments, Inc.

Executive Vice President
Chief Administrative Officer
----------------------------
Nationwide Mutual Insurance Company
Nationwide Financial Services Inc.

W. G. Jurgensen Chief Executive Officer and Director
------------------------------------
Nationwide Mutual Insurance Company
Nationwide Financial Services, Inc.
Cal Farm Insurance Company
Farmland Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Property and Casualty Insurance Company

Chairman and Chief Executive Officer
------------------------------------
Nationwide General Insurance Company
Nationwide Indemnity Company
Gartmore Global Investments, Inc.
Nationwide Investment Services Corporation

Chairman
--------
NorthPointe Capital, LLC
Nationwide Securities, Inc.

Paul J. Hondros Director, President and Chief Executive Officer
---------------------------------------------------------------
Gartmore Investors Services, Inc.
NorthPointe Capital, LLC
Gartmore Global Investments, Inc.
Gartmore Morley Financial Services, Inc.

President and Chief Executive Officer
-------------------------------------
GGartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust

Robert A. Oakley Executive Vice President-Chief Financial Officer
-----------------------------------------------------------------
Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide General Insurance Company
Nationwide Property and Casualty Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
CalFarm Insurance Company
Farmland Mutual Insurance Company
Nationwide Financial Services, Inc.
Nationwide Investment Services Corporation
Scottsdale Insurance Company
Gartmore Global Investments, Inc.

Executive Vice President, Chief Financial Officer and Director
--------------------------------------------------------------
Nationwide Global Holdings, Inc.
Nationwide Securities, Inc.

Director
--------
NGH Luxembourg, S.A.
Gartmore Global Investments, Inc.

Robert J. Woodward, Jr. Executive Vice President - Chief Investment Officer
---------------------------------------------------------------------------
Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide General Insurance Company
Nationwide Property and Casualty Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
ALLIED Property and Casualty Insurance Company
CalFarm Insurance Company
Gates, McDonald & Company
Nationwide Financial Services, Inc.
Nationwide Investment Services Corporation
Scottsdale Insurance Company

Director
--------
Nationwide Global Holdings, Inc.

Director and Executive Vice President - Chief Investment Officer
----------------------------------------------------------------
Nationwide Securities, Inc.
Gartmore Global Investments, Inc.
Nationwide Home Mortgage Company

James R. Donatell Executive Vice President - Sales and Marketing
----------------------------------------------------------------
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Morley Financial Services, Inc.

Gregory J. Nowak Executive Vice President - Mergers and Acquisitions
--------------------------------------------------------------------
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust

Young D. Chin Senior Vice President - Chief Investment Officer U.S.
-------------------------------------------------------------------
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NorthPointe Capital, LLC
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust

Craig Andrews Senior Vice President - Marketing and Public Communications
-------------------------------------------------------------------------
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust

Kevin S. Crossett Vice President - Associate General Counsel
------------------------------------------------------------
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
NorthPointe Capital, LLC
Gartmore Morley Financial Services, Inc.

Secretary
---------
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Christopher P. Donigan Vice President - Human Resources
-------------------------------------------------------
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust

Glenn W. Soden Associate Vice President and Secretary
-----------------------------------------------------
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust

Carol L. Dove Assistant Treasurer
---------------------------------
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust

Michael D. Maier Assistant Treasurer
------------------------------------
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust

John F. Delaloye Assistant Secretary
------------------------------------
Gartmore Mutual Fund Capital Trust
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust

Gerald J. Holland Senior Vice President - Operations
----------------------------------------------------
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust

Treasurer
---------
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Thomas F. Weise Executive Vice President and Chief Administrative Officer
-------------------------------------------------------------------------
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust

Peter Chambers Executive Vice President and Global Chief Investment Officer
---------------------------------------------------------------------------
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NorthPointe Capital LLC
Gartmore Global Asset Management Trust


Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

NorthPointe Capital, LLC
Columbia Center One
10th Floor, Suite 1000
201 West Big Beaver Road
Troy, Michigan 48084

Farmland Mutual Insurance Company
Nationwide Agribusiness Insurance Company
1963 Bell Avenue
Des Moines, Iowa 50315-1000

Scottsdale Insurance Company
8877 North Gainey Center Drive
P.O. Box 4110
Scottsdale, Arizona 85261-4110

Gartmore Morley Financial Services, Inc.
5665 S. W. Meadows Rd. , Suite 400
Lake Oswego, Oregon 97035


(b) Gartmore Global Asset Management Trust ("GGAM"), an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable Insurance Trust The Directors of Nationwide Global Holdings, Inc. ("NGH"), GGAM's managing unit holder and the officers of GGAM are as follows (see
(a) above for additional information on their other employment):

                                Directors of NGH
                                ----------------
                   Joseph J. Gasper           Robert A. Oakley
                   Richard D. Headley         Michael S. Helfer
                   Michael C. Keller


                                Officers of GGAM
                                ----------------
President and Chief Executive Officer                          Paul J. Hondros
Vice President-Chief Financial Officer and Treasurer           Thomas M. Sipp
Executive Vice President-Global Chief Investment Officer       Peter Chambers
Associate Vice President and Secretary                         Glenn W. Soden
Vice President, Associate General Counsel                      Kevin S. Crossett
Assistant Secretary                                            John F. Delaloye
Assistant Treasurer                                            Carol L. Dove
Assistant Treasurer                                            Michael D. Maier
Senior Vice President-Chief Investment Officer - U.S.          Young D. Chin
Executive Vice President-Sales, Marketing and Distribution     James R. Donatell

(c)  Information for the Subadvisers

     (1)  The Dreyfus Corporation

          The Dreyfus Corporation ("Dreyfus") acts as subadviser to the GVIT Small Company Fund, the GVIT Small Cap Value Fund and the Dreyfus GVIT Mid Cap Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

     (2)  Neuberger Berman, LLC

          Neuberger Berman, LLC ("Neuberger Berman") acts as subadviser to the GVIT Small Company Fund and the GVIT Small Cap Growth Fund of the Registrant and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

     (3)  Strong Capital Management, Inc.

          Strong Capital Management, Inc. ("Strong"), acts as subadviser to the GVIT Small Company Fund and the Strong GVIT Mid Cap Growth Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Strong, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Strong (SEC File No. 801-10724).

     (4)  NCM Capital Management Group, Inc.

          NCM Capital Management Group, Inc. ("NCM") is a registered investment adviser which provides investment advisory services to individuals and institutional clients, including acting as subadviser to the Income Fund. NCM also serves as subadviser to other investment companies registered under the Investment Company of 1940; these investment companies are unaffiliated with NCM except as a result of these subadvisory relationships. The list required by Item 26 of Officers and directors of NCM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by NCM (SEC File No. 801-28196).

     (5)  Smith Graham & Co. Asset Managers, L.P.

          Smith Graham & Co. Asset Managers, L.P. ("Smith Graham") acts as subadviser to the Income Fund and is a registered investment adviser which offers investment advisory services to corporations, pension and profit sharing plans, as well as foundations, Taft Hartley plans, banks, thrift institutions, trust, estates and/or charitable organizations and individuals. Smith Graham also serves as subadviser to the American Odyssey Short-Term Bond Fund, an investment company registered under the Investment Company of 1940; this investment company is unaffiliated with Smith Graham except as a result of this subadvisory relationship. The list required by Item 26 of Officers and directors of Smith Graham together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Smith Graham (SEC File No. 801-36485).

     (6)  Federated Investment Counseling

          Federated Investment Counseling, the Subadviser to Federated GVIT Equity Income Fund and Federated GVIT High Income Bond Fund, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The Subadvisor serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the Subadviser and other subsidiaries of Federated Investors is approximately $110 billion. The list required by Item 26 of Officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

     (7) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, is subadviser to the Global 50 Fund. Beginning May 1, 2000, JPMIM will also be subadviser to the J. P. Morgan GVIT Balanced Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

          To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

     (8) Morgan Stanley Investments LP is subadviser to the MAS GVIT Multi Sector Bond Fund. The list required by this Item 26 of the officers and directors of Morgan Stanley Investments LP ("MSI"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MSI pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-10437).

     (9) Turner Investment Partners, Inc. ("Turner") is subadviser to the Turner GVIT Growth Focus Fund. The list required by this Item 26 of the officers and directors of Turner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A & D of Form ADV filed by Turner pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-36220).

     (10) Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT Global Small Companies, Gartmore GVIT European Leaders Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Global Utilities Fund and as investment adviser to certain other clients. The list required by this Item 26 of the officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48811).

     (11) Waddell & Reed Investment Management Company ("WRIMCO") acts as a subadviser to the GVIT Small Cap Growth Fund and beginning January 5, 2001, will be subadviser to the GVIT Small Company Fund. The list required by this Item 26 of the officers and directors of WRIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WRIMCO (Sec File No. 811-40372).

ITEM 27. PRINCIPAL UNDERWRITERS
     (a) Not applicable.
     (b) Not applicable.
     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     BISYS
     3435 Stelzer Road
     Columbus, OH 43219

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     (a) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 51 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this first day of March, 2002.

                       GARTMORE VARIABLE INSURANCE TRUST
                       By: GERALD J. HOLLAND*
                           -----------------------------
                            Gerald J. Holland, Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 51 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE FIRST DAY OF MARCH, 2002.

Signature & Title
-----------------
Principal Executive Officer
 JOSEPH J. GASPER*
-------------------------
Joseph J. Gasper, Trustee and Chairman

Principal Accounting and Financial Officer

 GERALD J. HOLLAND*
-------------------------
Gerald J. Holland, Treasurer

 CHARLES E. ALLEN*
-------------------------
Charles E. Allen, Trustee

 PAULA H.J. CHOLMONDELEY*
-------------------------
Paula H.J. Cholmondeley, Trustee

 C. BRENT DEVORE*
-------------------------
C. Brent Devore, Trustee

 ROBERT M. DUNCAN*
-------------------------
Robert M. Duncan, Trustee

 BARBARA HENNIGAR*
-------------------------
Barbara Hennigar, Trustee

 PAUL J. HONDROS*
-------------------------
Paul J. Hondros, Trustee

 THOMAS J. KERR, IV*
-------------------------
Thomas J. Kerr, IV, Trustee

 DOUGLAS F. KRINDLER*
-------------------------
Douglas F. Kridler, Trustee

 ARDEN L. SHISLER*
-------------------------
Arden L. Shisler, Trustee

 DAVID C. WETMORE*
-------------------------
David C. Wetmore, Trustee

*BY:
       /s/ Elizabeth A. Davin
      ------------------------------------
      Elizabeth A. Davin, Attorney-In Fact

                                  EXHIBIT INDEX
                                  -------------


Exhibit Number     Exhibit Item
--------------     ------------

23(d)(1)(c)        Exhibit to Investment Advisory Agreement

23(e)(1)           Schedule to Underwriting Agreement

23(h)(1)(c)        Exhibit to Fund Administration Agreement

23(h)(2)(c)        Exhibit to Transfer and Dividend Disbursing Agent Agreement

23(h)(3)(b)        Exhibit to Administrative Services Plan

23(h)(4)           Expense Limitation Agreement

23(h)(4)(a)        Exhibit to Expense Limitation Agreement

23(h)(5)           Expense Limitation Agreement

23(h)(5)(a)        Exhibit to Expense Limitation Agreement

23(m)              Distribution Plan under Rule 12b-1

23(n)              Rule 18f-3 Plan

23(p)(2) Code of Ethics for Gartmore Mutual Fund Capital Trust and Gartmore SA Capital Trust, NorthPointe Capital, LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company

                                                             EXHIBIT 23(D)(1)(C)
                                AMENDED EXHIBIT A
                        NATIONWIDE SEPARATE ACCOUNT TRUST
                (TO BE RENAMED GARTMORE VARIABLE INSURANCE TRUST)
                          INVESTMENT ADVISORY AGREEMENT
                          (EFFECTIVE DECEMBER 1, 2001)

Funds of the Trust                                                             Advisory Fees
------------------                                                             -------------
Total Return Fund                                                   0.60% on assets up to $1 billion
(to be renamed Gartmore GVIT Total Return Fund*)                    0.575% on assets of $1 billion and more but less
                                                                         than $2 billion
                                                                    0.55% on assets of $2 billion and more but less
                                                                         than $5 billion
                                                                    0.50% for assets of $5 billion and more

Capital Appreciation Fund                                           0.60% on assets up to $1 billion
(to be renamed Gartmore GVIT Growth Fund*)                          0.575% on assets of $1 billion and more but less
                                                                         than $2 billion
                                                                    0.55% on assets of $2 billion and more but less
                                                                         than $5 billion
                                                                    0.50% for assets of $5 billion and more

Government Bond Fund                                                0.50% on assets up to $1 billion
(to be renamed Gartmore GVIT Government                             0.475% on assets of $1 billion and more but less
Bond Fund*)                                                              than $2 billion
                                                                    0.45% on assets of $2 billion and more but less
                                                                         than $5 billion
                                                                    0.40% for assets of $5 billion and more

Money Market Fund                                                   0.40% on assets up to $1 billion
(to be renamed Gartmore GVIT Money Market Fund*)                    0.38% on assets of $1 billion and more but less
                                                                         than $2 billion
                                                                    0.36% on assets of $2 billion and more but less
                                                                         than $5 billion
                                                                    0.34% for assets of $5 billion and more

Money Market Fund II                                                0.50% on assets up to $1 billion
(to be renamed Gartmore GVIT Money                                  0.48% on assets of $1 billion and more but less
Market Fund II*)                                                         than $2 billion
                                                                    0.46% on assets of $2 billion and more but less
                                                                         than $5 billion
                                                                    0.44% for assets of $5 billion and more

J.P. Morgan NSAT Balanced Fund                                      0.75% on assets up to $100 million
(formerly Nationwide Balanced Fund)                                 0.70% for assets of $100 million and more
(to be renamed J.P. Morgan GVIT Balanced Fund*)

Federated NSAT Equity Income Fund                                   0.80% on assets up to $50 million
(formerly Nationwide Equity Income Fund)                            0.65% for assets of $50 million and more but less
(to be renamed Federated GVIT Equity Income Fund*)                       than $250 million
                                                                    0.60% on assets of $250 million and more but less
                                                                         than $500 million
                                                                    0.55% for assets of $500 million and more

Nationwide Global 50 Fund                                           1.00% on assets up to $50 million
(formerly Nationwide Global Equity Fund)                            0.95% for assets of $50 million and more
(to be renamed Gartmore GVIT Worldwide
Leaders Fund*)


Funds of the Trust                                                             Advisory Fees
------------------                                                             -------------

Federated NSAT High Income Bond Fund                                0.80% on assets up to $50 million
(formerly Nationwide High Income Bond Fund)                         0.65% for assets of $50 million and more but less
(to be renamed Federated GVIT High Income Bond                           than $250 million
 Fund*)                                                             0.60% on assets of $250 million and more but less
                                                                         than $500 million
                                                                    0.55% for assets of $500 million and more

MAS NSAT Multi Sector Bond Fund                                     0.75% on assets up to $200 million
(formerly Nationwide Multi Sector Bond Fund)                        0.70% for assets of $200 million and more
(to be renamed MAS GVIT Multi Sector Bond Fund*)

Dreyfus NSAT Mid Cap Index Fund                                     0.50% on assets up to $250 million
(formerly Nationwide Mid Cap Index Fund                             0.49% for assets of $250 million and more but less
 and Nationwide Select Advisers Mid Cap Fund)                            than $500 million
(to be renamed Dreyfus GVIT Mid Cap Index Fund*)                    0.48% on assets of $500 million and more but less
                                                                         than $750 million
                                                                    0.47% on assets of $750 million and more but less
                                                                         than $1 billion
                                                                    0.45% for assets of $1 billion and more

Nationwide Small Cap Growth Fund                                    1.10% of the Fund's average daily net assets
(formerly Nationwide Select Advisers
Small Cap Growth Fund)
(to be renamed GVIT Small Cap Growth Fund*)

Nationwide Small Cap Value Fund                                     0.90% on assets up to $200 million
(to be renamed GVIT Small Cap Value Fund*)                          0.85% for assets of $200 million and more

Strong NSAT Mid Cap Growth Fund                                     0.90% on assets up to $500 million
(formerly Nationwide Strategic Growth Fund)                         0.85% for assets of $500 million and more
(to be renamed Strong GVIT Mid Cap Growth Fund*)

Nationwide Strategic Value Fund                                     0.90% of the Fund's average daily net assets
(to be renamed Nationwide GVIT Strategic
Value Fund*)

Nationwide Income Fund                                              0.45% of the Fund's average daily net assets

Nationwide Small Company Fund                                       0.93% of the Fund's average daily net assets
(to be renamed GVIT Small Company Fund*)

Gartmore NSAT Millennium Growth Fund                                1.03% on assets up to $250 million
(to be renamed Gartmore GVIT Millennium                             1.00% on assets of $250 million and more but less
Growth Fund*)                                                            than $1 billion
                                                                    0.97% on assets of $1 billion and more but less
                                                                         than $2 billion
                                                                    0.94% on assets of $2 billion and more but less
                                                                         than $5 billion
                                                                    0.91% for assets of $5 billion and more

Gartmore NSAT Global Technology and                                 0.98% of the Fund's average daily net assets
  Communications Fund
(to be renamed Gartmore GVIT Global Technology
and Communications Fund*)

Gartmore NSAT Global Health Sciences Fund                           1.00% of the Fund's average daily net assets
(formerly Nationwide Global Life Sciences Fund II)

Turner NSAT Growth Focus Fund(1)                                    0.90% on assets up to $500 million
(formerly the Nationwide Growth Focus Fund II)                      0.80% on the next $1.5 billion in assets
(to be renamed Turner GVIT Growth Focus Fund*)                      0.75% on assets of $2 billion and more


Funds of the Trust                                                             Advisory Fees
------------------                                                             -------------

Gartmore GVIT U.S. Leaders Fund2                                    0.90% on assets up to $500 million
(to be renamed Gartmore GVIT U.S. Growth                            0.80% on the next $1.5 billion in assets
Leaders Fund*)                                                      0.75% on assets of $2 billion and more

NSAT Investor Destinations Aggressive Fund                          0.13% of the Fund's average daily net assets
(to be renamed Gartmore GVIT Investor Destinations
Aggressive Fund*)
NSAT Investor Destinations Moderately Aggressive Fund
(to be renamed Gartmore GVIT Investor Destinations
Moderately Aggressive Fund*)
NSAT Investor Destination Moderate Fund
(to be renamed Gartmore GVIT Investor Destinations Moderate Fund*)
NSAT Investor Destinations Moderately Conservative Fund
(to be renamed Gartmore GVIT Investor Destinations Moderately
Conservative Fund*)
NSAT Investor Destinations Conservative Fund
(to be renamed Gartmore GVIT Investor Destinations
Conservative Fund*)

Gartmore GVIT U.S. Leaders Fund                                     0.90% on assets up to $500 million
                                                                    0.80% on the next $1.5 billion in assets
                                                                    0.75% on assets of $2 billion and more

* Name change to be effective with the Trust name change in January 2002.

(1) Performance Fee for the Turner NSAT Growth Focus Fund (to be renamed Turner GVIT Growth Focus Fund*)

This base advisory fee listed above is adjusted each quarter, beginning one year after commencement of operations, depending on the Fund's investment performance for the 36 months** preceding the end of that month, relative to the investment performance of the Fund's benchmark, the Russell 1000 Growth Index. The base fee is either increased or decreased by the following amounts at each breakpoint, based on whether the Fund has out- or under-performed the Russell 1000 Growth Index by more or less than 1200 basis points over the preceding rolling 36 month period:


For assets up to $500 million                       +/- 22 basis points
Next $1.5 billion in assets                         +/- 18 basis points
Assets of $2 billion and more                       +/- 16 basis points


The investment performance of the Turner NSAT Growth Focus Fund will be the sum of: (1) the change in the Fund's value during such period; (2) the value of the Fund's cash distributions (from net income and realized net gains) having a record date during such calculation period; and (3) the value of any capital gains taxes paid or accrued during such calculation period for undistributed realized long-term capital gains from the Fund. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share reinvested in the Fund at the Fund's value in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distribution, dividends and taxes.

Russell 1000 Growth Index Performance:

The performance of the Russell 1000 Growth Index for a calculation period, expressed as a percentage of the Russell 1000 Growth Index, at the beginning of such period will be the sum of: (1) the change in the level of the Russell 1000 Growth Index during such period; and (2) the value, as calculated consistent with the Russell 1000 Growth Index, of cash distributions having an ex-dividend date during such period made by those companies whose securities comprise the Russell 1000 Growth Index. For this purpose, cash distributions on the securities that comprise the Russell 1000 Growth Index will be treated as if they were reinvested in the Russell 1000 Growth Index at least as frequently as the end of each calendar quarter following payment of the dividend.

** After the first twelve months of operations of the Fund, the performance fee will be phased in on a progressive basis over the next 24 months. The performance fee will be calculated on a progressive basis by multiplying the applicable fee by a fraction, the numerator of which is the number of months since commencement of operations and the denominator of which is 36 (the total phase in period). Beginning thirty six months after commencement of operations, the performance fee will be applied completely.

(2) Performance Fee for the Gartmore GVIT U.S. Leaders Fund (to be renamed Gartmore GVIT U.S. Growth Leaders Fund*)

This base advisory fee listed above is adjusted each quarter, beginning one year after commencement of operations, depending on the Fund's investment performance for the 36 months*** preceding the end of that month, relative to the investment performance of the Fund's benchmark, the S&P 500 Index. The base fee is either increased or decreased by the following amounts at each breakpoint, based on whether the Fund has out- or under-performed the S&P 500 Index by more or less than 1200 basis points over the preceding rolling 36 month period:


For assets up to $500 million                 +/- 22 basis points
Next $1.5 billion in assets                   +/- 18 basis points
Assets of $2 billion and more                 +/- 16 basis points


The investment performance of the Fund will be the sum of: (1) the change in the Fund's value during such period; (2) the value of the Fund's cash distributions (from net income and realized net gains) having an record date during such calculation period; and (3) the value of any capital gains taxes paid or accrued during such calculation period for undistributed realized long-term capital gains from the Fund. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share reinvested in the Fund at the Fund's value in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distribution, dividends and taxes.

S&P 500 Index Performance:

The performance of the S&P 500 Index for a calculation period, expressed as a percentage of S&P 500 Index, at the beginning of such period will be the sum of:
(1) the change in the level of the S&P 500 Index during such period; and (2) the value, as calculated consistent with the S&P 500 Index, of cash distributions having an ex-dividend date during such period made by those companies whose securities comprise the S&P 500 Index. For this purpose, cash distributions on the securities that comprise the S&P 500 Index will be treated as if they were reinvested in the S&P 500 Index at least as frequently as the end of each calendar quarter following payment of the dividend.

*** After the first twelve months of operations of the Fund, the performance fee will be phased in on a progressive basis over the next 24 months. The performance fee will be calculated on a progressive basis by multiplying the applicable fee by a fraction, the numerator of which is the number of months since commencement of operations and the denominator of which is 36 (the total phase in period). Beginning thirty six months after commencement of operations, the performance fee will be applied completely.

                                   ADVISER
                                   VILLANOVA MUTUAL FUND CAPITAL TRUST (to be renamed Gartmore Mutual Fund Capital Trust)


                                   By:
                                      --------------------------------------

                                   Name:
                                        ------------------------------------

                                   Title:
                                         -----------------------------------


                                   TRUST
                                   NATIONWIDE SEPARATE ACCOUNT TRUST (to be renamed Gartmore Variable Insurance Trust)


                                   By:
                                      --------------------------------------

                                   Name:
                                        ------------------------------------

                                   Title:
                                         -----------------------------------

                                                                EXHIBIT 23(e)(1)

                                   Schedule A
                                   ----------
                             Underwriting Agreement
    between Nationwide Separate Account Trust (to be renamed Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc./Gartmore Distribution
                                 Services, Inc.
                          (Effective December 1, 2001)

Name  of  Fund
--------------
Total Return Fund (to be renamed Gartmore GVIT Total Return Fund*) Capital Appreciation Fund (to be renamed Gartmore GVIT Growth Fund*) Government Bond (to be renamed Gartmore GVIT Government Bond Fund*) Money Market Fund (to be renamed Gartmore GVIT Money Market Fund*)
Money  Market  Fund  II  (to  be  renamed  Gartmore  GVIT Money Market Fund II*)
Nationwide Small Company Fund (to be renamed GVIT Small Company Fund*) J.P. Morgan NSAT Balanced Fund (to be renamed J.P. Morgan GVIT Balanced Fund*) Federated NSAT Equity Income Fund (to be renamed Federated GVIT Equity Income
  Fund*)
Nationwide Global 50 Fund (to be renamed Gartmore GVIT Worldwide Leaders Fund*) Federated NSAT High Income Bond Fund (to be renamed Federated GVIT High Income
  Fund*)
MAS NSAT Multi Sector Bond Fund (to be renamed MAS GVIT Multi Sector Bond Fund*) Nationwide Small Cap Value Fund (to be renamed GVIT Small Cap Value Fund*) Dreyfus NSAT Mid Cap Index Fund (to be renamed Dreyfus GVIT Mid Cap Index Fund*) Nationwide Small Cap Growth Fund (to be renamed GVIT Small Cap Growth Fund*) Nationwide Strategic Value Fund (to be renamed Nationwide GVIT Strategic Value
  Fund*)
Nationwide  Income  Fund
Strong NSAT Mid Cap Growth Fund (to be renamed Strong GVIT Mid Cap Growth Fund*) Turner NSAT Growth Focus Fund (to be renamed Turner GVIT Growth Focus Fund*) Gartmore NSAT Millennium Growth Fund (to be renamed Gartmore GVIT Millennium
  Growth  Fund*)
Gartmore NSAT Global Technology and Communications Fund (to be renamed Gartmore GVIT Global Technology and Communications fund*)
Gartmore  NSAT  Global  Health Sciences Fund (to be renamed Gartmore GVIT Global
  Health  Sciences  Fund*)
Gartmore  NSAT  Emerging  Markets  Fund  (to  be  renamed Gartmore GVIT Emerging
  Markets  Fund*)
Gartmore  NSAT  International  Growth  Fund  (to  be  renamed  Gartmore  GVIT
  International  Growth  Fund*)
Gartmore NSAT Global Leaders Fund (to be renamed Gartmore GVIT Worldwide Leaders
  Fund*)
Gartmore  GVIT  European  Leaders  Fund
Gartmore NSAT Global Small Companies Fund (to be renamed Gartmore GVIT Global Small Companies Fund*)
Gartmore  NSAT  OTC  Fund  (to  be  renamed  Gartmore  GVIT  OTC  Fund*)
Gartmore  GVIT  Asia  Pacific  Leaders  Fund
Gartmore GVIT U.S. Leaders Fund (to be renamed Gartmore GVIT U.S. Growth Leaders
  Fund*)
Gartmore  GVIT  Global  Financial  Services  Fund
Gartmore  GVIT  Global  Utilities  Fund
NSAT Investor Destinations Aggressive Fund (to be renamed Gartmore GVIT Investor
  Destinations  Aggressive  Fund*)
NSAT  Investor  Destinations  Moderately Aggressive Fund (to be renamed Gartmore
GVIT  Investor  Destinations  Moderately  Aggressive  Fund*)
NSAT  Investor  Destinations Moderate Fund (to be renamed Gartmore GVIT Investor
  Destinations  Moderate  Fund*)

NSAT Investor Destinations Moderately Conservative Fund (to be renamed Gartmore GVIT Investor Destinations Moderately Conservative Fund*)
NSAT  Investor  Destinations  Conservative  Fund  (to  be  renamed Gartmore GVIT
  Investor  Destinations  Conservative  Fund*)
Gartmore  GVIT  U.S.  Leaders  Fund

*   Name change to be effective with the Trust name change in January 2002.


                                        NATIONWIDE SEPARATE ACCOUNT TRUST (to be renamed GARTMORE VARIABLE INSURANCE TRUST)


                                        By:
                                              ----------------------------------

                                        Name:
                                              ----------------------------------

                                        Title:
                                              ----------------------------------

                                        NATIONWIDE  ADVISORY  SERVICES,
                                        INC./GARTMORE  DISTRIBUTION  SERVICES,
                                        INC.

                                        By:
                                              ----------------------------------

                                        Name:
                                              ----------------------------------

                                        Title:

                                              ----------------------------------

                                                             EXHIBIT 23(h)(1)(c)

                                AMENDED EXHIBIT A
                          Fund Administration Agreement
                          (Effective December 1, 2001)

                        NATIONWIDE SEPARATE ACCOUNT TRUST
                (to be renamed Gartmore Variable Insurance Trust)


FEES

The Trust shall pay fees to the Administrator and Nationwide Investors Services, Inc. (to be renamed Gartmore Investors Services, Inc. (the "Agent"), as set forth in the schedule directly below, for the provision of fund administration services covered by this Agreement and for transfer and dividend disbursement agency services. (Transfer and dividend disbursement agency services are provided to the Trust by the Agent and are described in the Transfer and Dividend Disbursing Agent Agreement between the Trust and the Agent. Reference is also made to Exhibit A of the Transfer and Dividend Disbursing Agent Agreement, effective December 1, 2001.) Fees will be computed daily and payable monthly at an annual rate based on the aggregate amount of the Trust's average daily net assets. The Trust will also be responsible for out-of-pocket expenses reasonably incurred by the Administrator and the Agent in providing services to the Trust. All fees and expenses shall be paid by the Trust to the Administrator on behalf of the Administrator and the Agent.

                                         Aggregate* Fee as a
       Trust Asset Level#             Percentage of Net Assets
       -----------------------------  -------------------------
       Up to $1 billion                                  0.13%
       1 billion up to $3 billion                        0.08%
       3 billion up to $8 billion                        0.05%
       8 billion up to $10 billion                       0.04%
       10 billion up to $12 billion                      0.02%
       12 billion or more                                0.01%

     *    Includes  fund  administration  and  transfer  agency  services.
     # The assets of each of the NSAT Investor Destinations Funds (listed below) are excluded from the Trust asset level amount in order to calculate this asset based fee. The NSAT Investor Destinations Funds do not pay any part of this fee.

FUNDS  OF  THE  TRUST

Total Return Fund (to be renamed Gartmore GVIT Total Return Fund)** Capital Appreciation Fund (to be renamed Gartmore GVIT Growth Fund)** Government Bond Fund
     (to  be  renamed  Gartmore  GVIT  Government  Bond  Fund)**
Money  Market  Fund
     (to  be  renamed  Gartmore  GVIT  Money  Market  Fund)**
Money  Market  Fund  II
     (to  be  renamed  Gartmore  GVIT  Money  Market  Fund  II)**
J.P.  Morgan  NSAT  Balanced  Fund
     (formerly Nationwide Balanced Fund) (to be renamed J.P. Morgan GVIT Balanced Fund)**
Federated  NSAT  Equity  Income  Fund
     (formerly Nationwide Equity Income Fund) (to be renamed Federated GVIT Equity Income Fund)**
Nationwide  Global  50  Fund
     (formerly Nationwide Global Equity Fund) (to be renamed Gartmore GVIT Worldwide Leaders Fund)**

Federated  NSAT  High  Income  Bond  Fund
     (formerly Nationwide High Income Bond Fund) (to be renamed Federated GVIT High Income Bond Fund)**
MAS  NSAT  Multi  Sector  Bond  Fund
     (formerly Nationwide Multi Sector Bond Fund) (to be renamed MAS GVIT Multi Sector Bond Fund)**
Nationwide  Small  Cap  Value  Fund
     (to  be  renamed  GVIT  Small  Cap  Value  Fund)**
Dreyfus  NSAT  Mid  Cap  Index  Fund
     (formerly  Nationwide  Mid Cap Index Fund) (to be renamed Dreyfus GVIT
     Mid  Cap  Index  Fund)**
Nationwide  Small  Cap  Growth  Fund
     (formerly Nationwide Select Advisers Small Cap Growth Fund) (to be renamed GVIT Small Cap Growth Fund)**
Nationwide  Strategic  Value Fund (to be renamed Nationwide GVIT Strategic Value
     Fund)**
Nationwide  Income  Fund
Strong  NSAT  Mid  Cap  Growth  Fund
     (formerly Nationwide Strategic Growth Fund) (to be renamed Strong GVIT
     Mid  Cap  Growth  Fund)**
Nationwide  Small  Company  Fund
     (to  be  renamed  GVIT  Small  Company  Fund)**  #
Turner  NSAT  Growth  Focus  Fund
     (formerly Nationwide Growth Focus Fund II) (to be renamed Turner GVIT Growth Focus Fund)**
Gartmore  NSAT  Millennium  Growth  Fund
     (formerly Nationwide New Economy Fund II) (to be renamed Gartmore GVIT Millennium Growth Fund)**
Gartmore  NSAT  Global  Technology  and  Communications  Fund
     (formerly Nationwide Global Technology and Communications Fund II) (to be renamed Gartmore GVIT Global Technology and Communications Fund)**
Gartmore  NSAT  Global  Health Sciences Fund (to be renamed Gartmore GVIT Global
     Health  Sciences  Fund)**
Gartmore  NSAT  Emerging  Markets  Fund  (to  be  renamed Gartmore GVIT Emerging
     Markets  Fund)**
Gartmore  NSAT  International  Growth  Fund  (to  be  renamed  Gartmore  GVIT
     International  Growth  Fund)**
Gartmore  NSAT  Global  Leaders Fund (to be renamed Gartmore GVIT Global Leaders
     Fund)**
Gartmore  GVIT  European  Leaders  Fund
     (formerly  Gartmore  NSAT  European  Growth  Fund)
Gartmore  NSAT  Global  Small Companies Fund (to be renamed Gartmore GVIT Global
     Small  Companies  Fund)**
Gartmore  NSAT  OTC  Fund  (to  be  renamed  Gartmore  GVIT  OTC  Fund)**
Gartmore  GVIT  Asia  Pacific  Leaders  Fund
Gartmore GVIT U.S. Leaders Fund (to be renamed Gartmore GVIT U.S. Growth Leaders
     Fund)**
Gartmore  GVIT  Global  Financial  Services  Fund
Gartmore  GVIT  Global  Utilities  Fund
NSAT  Investor  Destinations  Aggressive  Fund
     (to be renamed Gartmore GVIT Investor Destinations Aggressive Fund)** NSAT Investor Destinations Moderately Aggressive Fund
     (to be renamed Gartmore GVIT Investor Destinations Moderately Aggressive Fund)**
NSAT  Investor  Destinations  Moderate  Fund
     (to be renamed Gartmore GVIT Investor Destinations Moderate Fund)** NSAT Investor Destinations Moderately Conservative Fund
     (to  be renamed Gartmore GVIT Investor Destinations Moderately Conservative
     Fund)**
NSAT  Investor  Destinations  Conservative  Fund
     (to be renamed Gartmore GVIT Investor Destinations Conservative Fund)** Gartmore GVIT U.S. Leaders Fund

-----------------------

**   Name changes to be effective upon the name change of the Trust.



#    This Fund's maximum aggregate fee is as follows:


     Fund  Asset  Level              Fee as a Percentage of Net Assets
     ------------------              ---------------------------------
     Up to $250 million                         0.08%
     $250 mil up to $1 billion                  0.06%
     $1 billlion or more                        0.05%


                               AGREED  TO  AND  ACCEPTED  BY:

                               NATIONWIDE  SEPARATE  ACCOUNT  TRUST
                               (to be renamed Gartmore Variable Insurance Trust)

                               By:
                                     -------------------------------------------
                               Name:
                               Title:


                               VILLANOVA  SA  CAPITAL  TRUST
                               (to be renamed Gartmore SA Capital Trust)

                               By:
                                     -------------------------------------------
                               Name:
                               Title:

                                                             EXHIBIT 23(h)(2)(c)

                                AMENDED EXHIBIT A
                Transfer and Dividend Disbursing Agent Agreement
                          (Effective December 1, 2001)

                        NATIONWIDE SEPARATE ACCOUNT TRUST
                (to be renamed Gartmore Variable Insurance Trust)


FEES

The Trust shall pay fees to the Agent and Villanova SA Capital Trust (to be renamed Gartmore SA Capital Trust) (the "Administrator"), as set forth in the schedule directly below, for the provision of transfer and dividend disbursement agency services covered by this Agreement and for fund administration and fund accounting services. (Fund administration and fund accounting services are provided to the Trust by the Administrator and are described in the Fund Administration Agreement between the Trust and the Administrator. Reference is also made to Exhibit A of the Fund Administration Agreement, effective December 1, 2001.) Fees will be computed daily and payable monthly at an annual rate based on the aggregate amount of the Trust's average daily net assets. The Trust will also be responsible for out-of-pocket expenses reasonably incurred by the Agent and the Administrator in providing services to the Trust. All fees and expenses shall be paid by the Trust to the Administrator on behalf of the Administrator and the Agent.

                                       Aggregate* Fee as a
     Trust Asset Level#             Percentage of Net Assets
     -----------------------------  ------------------------
     Up to $1 billion                          0.13%
     1 billion up to $3 billion                0.08%
     3 billion up to $8 billion                0.05%
     8 billion up to $10 billion               0.04%
     10 billion up to $12 billion              0.02%
     12 billion or more                        0.01%

     *    Includes fund administration and transfer agency services.
     #    The assets of each of the NSAT Investor Destinations Funds (listed below) are excluded from the Trust asset level amount in order to calculate this asset based fee. The NSAT Investor Destinations Funds do not pay any part of this fee.

FUNDS OF THE TRUST
Total Return Fund (to be renamed Gartmore GVIT Total Return Fund)**
Capital Appreciation Fund (to be renamed Gartmore GVIT Growth Fund)** Government Bond Fund
     (to be renamed Gartmore GVIT Government Bond Fund)**
Money Market Fund
     (to be renamed Gartmore GVIT Money Market Fund)**
Money  Market  Fund  II
     (to be renamed Gartmore GVIT Money Market Fund II)**
J.P. Morgan NSAT Balanced Fund
     (formerly Nationwide Balanced Fund) (to be renamed J.P. Morgan GVIT Balanced Fund)**
Federated  NSAT  Equity  Income  Fund
     (formerly Nationwide Equity Income Fund) (to be renamed Federated GVIT Equity Income Fund)**
Nationwide Global 50 Fund
     (formerly Nationwide Global Equity Fund) (to be renamed Gartmore GVIT Worldwide Leaders Fund)**

Federated NSAT High Income Bond Fund
     (formerly Nationwide High Income Bond Fund) (to be renamed Federated GVIT High Income Bond Fund)**
MAS NSAT Multi Sector Bond Fund
     (formerly Nationwide Multi Sector Bond Fund) (to be renamed MAS GVIT Multi Sector Bond Fund)**
Nationwide  Small  Cap  Value  Fund
     (to be renamed GVIT Small Cap Value Fund)**
Dreyfus  NSAT  Mid  Cap  Index  Fund
     (formerly Nationwide Mid Cap Index Fund) (to be renamed Dreyfus GVIT Mid Cap Index Fund)**
Nationwide  Small  Cap  Growth  Fund
     (formerly Nationwide Select Advisers Small Cap Growth Fund) (to be renamed GVIT Small Cap Growth Fund)**
Nationwide  Strategic  Value Fund (to be renamed Nationwide GVIT Strategic Value
     Fund)**
Nationwide  Income  Fund
Strong  NSAT  Mid  Cap  Growth  Fund
     (formerly Nationwide Strategic Growth Fund) (to be renamed Strong GVIT Mid Cap Growth Fund)**
Nationwide  Small  Company  Fund
     (to be renamed GVIT Small Company Fund)** #
Turner  NSAT  Growth  Focus  Fund
     (formerly Nationwide Growth Focus Fund II) (to be renamed Turner GVIT Growth Focus Fund)**
Gartmore  NSAT  Millennium  Growth  Fund
     (formerly Nationwide New Economy Fund II) (to be renamed Gartmore GVIT Millennium Growth Fund)**
Gartmore  NSAT  Global  Technology  and  Communications  Fund
     (formerly Nationwide Global Technology and Communications Fund II) (to be renamed Gartmore GVIT Global Technology and Communications Fund)**
Gartmore  NSAT  Global  Health Sciences Fund (to be renamed Gartmore GVIT Global
     Health Sciences Fund)**
Gartmore  NSAT  Emerging  Markets  Fund  (to  be  renamed Gartmore GVIT Emerging
     Markets Fund)**
Gartmore  NSAT  International  Growth  Fund  (to  be  renamed  Gartmore  GVIT
     International Growth Fund)**
Gartmore  NSAT  Global  Leaders Fund (to be renamed Gartmore GVIT Global Leaders
     Fund)**
Gartmore  GVIT  European  Leaders  Fund
     (formerly Gartmore NSAT European Growth Fund)
Gartmore  NSAT  Global  Small Companies Fund (to be renamed Gartmore GVIT Global
     Small Companies Fund)**
Gartmore  NSAT  OTC  Fund  (to  be  renamed  Gartmore  GVIT  OTC  Fund)**
Gartmore  GVIT  Asia  Pacific  Leaders  Fund
Gartmore GVIT U.S. Leaders Fund (to be renamed Gartmore GVIT U.S. Growth Leaders
     Fund)**
Gartmore  GVIT  Global  Financial  Services  Fund
Gartmore  GVIT  Global  Utilities  Fund
NSAT  Investor  Destinations  Aggressive  Fund
     (to be renamed Gartmore GVIT Investor Destinations Aggressive Fund)**
NSAT  Investor  Destinations  Moderately  Aggressive  Fund
     (to be renamed Gartmore GVIT Investor Destinations Moderately
     Aggressive Fund)**
NSAT  Investor  Destinations  Moderate  Fund
     (to be renamed Gartmore GVIT Investor Destinations Moderate Fund)**
NSAT  Investor  Destinations  Moderately  Conservative  Fund
     (to be renamed Gartmore GVIT Investor Destinations Moderately Conservative
     Fund)**
NSAT  Investor  Destinations  Conservative  Fund
     (to be renamed Gartmore GVIT Investor Destinations Conservative Fund)** Gartmore GVIT U.S. Leaders Fund

--------------------------

**   Name changes to be effective upon the name change of the Trust.
#    This Fund's maximum aggregate fee is as follows:

     Fund Asset Level           Fee as a Percentage of Net Assets
     -------------------------  ---------------------------------

     Up to $250 million                       0.08%
     250 mil up to $1 billion                 0.06%
     1 billlion or more                       0.05%


                               AGREED  TO  AND  ACCEPTED  BY:

                               NATIONWIDE  SEPARATE  ACCOUNT  TRUST
                               (to be renamed Gartmore Variable Insurance Trust)


                               -------------------------------------------------
                               Name:
                               Title:


                               NATIONWIDE  INVESTORS  SERVICES,  INC.
                               (to be renamed Gartmore Investors Services, Inc.)

                               -------------------------------------------------
                               Name:
                               Title:

                                                             EXHIBIT 23(h)(3)(b)

                                    EXHIBIT A
                          ADMINISTRATIVE SERVICES PLAN
                        NATIONWIDE SEPARATE ACCOUNT TRUST
                         (AMENDED AS OF OCTOBER 2, 2001)

Name  of  Fund
--------------
Total Return Fund
Capital Appreciation Fund
Government Bond
Money Market Fund
Money Market Fund II
Nationwide Small Company Fund
J.P. Morgan NSAT Balanced Fund (formerly Nationwide Balanced Fund)
Federated NSAT Equity Income Fund (formerly Nationwide Equity Income Fund) Nationwide Global 50 Fund (formerly Nationwide Global Equity Fund)
Federated NSAT High Income Bond Fund (formerly Nationwide High Income Bond Fund) MAS NSAT Multi Sector Bond Fund (formerly Nationwide Multi Sector Bond Fund) Nationwide Small Cap Value Fund
Dreyfus NSAT Mid Cap Index Fund (formerly Nationwide Mid Cap Index Fund) Nationwide Small Cap Growth Fund (formerly Nationwide Select Advisers Small Cap
  Growth Fund)
Nationwide Strategic Value Fund
Strong NSAT Mid Cap Growth Fund (formerly Nationwide Strategic Growth Fund) Nationwide Income Fund
Turner NSAT Growth Focus Fund (formerly Nationwide Growth Focus Fund II) Gartmore NSAT Millennium Growth Fund (formerly Nationwide Quest Fund II) Gartmore Global Technology and Communications Fund (formerly Nationwide Global
  Technology and Communications Fund II)
Gartmore NSAT Global Health Sciences Fund (formerly Nationwide Global Life
     Sciences Fund II)
Gartmore NSAT Emerging Markets Fund
Gartmore NSAT International Growth Fund
Gartmore NSAT Global Leaders Fund
Gartmore GVIT European Leaders Fund (formerly Gartmore NSAT European Growth
  Fund)
Gartmore NSAT Global Small Companies Fund
Gartmore NSAT OTC Fund
Gartmore GVIT U.S. Leaders Fund
Gartmore GVIT Asia Pacific Leaders Fund
Gartmore GVIT Global Financial Services Fund
Gartmore GVIT Global Utilities Fund
NSAT Investor Destinations Aggressive Fund
NSAT Investor Destinations Moderately Aggressive Fund
NSAT Investor Destinations Moderate Fund
NSAT Investor Destinations Moderately Conservative Fund
NSAT Investor Destinations Conservative Fund

Each Fund shall pay amounts not exceeding on an annual basis a maximum amount of 25 basis points (0.25%) of the average daily net assets of the Shares of the Funds.

                                                                EXHIBIT 23(h)(4)

                          EXPENSE LIMITATION AGREEMENT

                        NATIONWIDE SEPARATE ACCOUNT TRUST

          EXPENSE LIMITATION AGREEMENT, effective as of May 31, 2000, by and between VILLANOVA MUTUAL FUND CAPITAL TRUST (the "Investment Adviser") and NATIONWIDE SEPARATE ACCOUNT TRUST (the "Trust"), a Massachusetts business trust, on behalf of each of the funds, as listed on Exhibit A (each, a "Fund").

          WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end-diversified management company of the series type, and each Fund is a series of the Trust; and

          WHEREAS, the Trust and the Investment Adviser have entered into an Investment Advisory Agreement (the "Advisory Agreement"), pursuant to which the Investment Adviser will render investment advisory services to the Fund for compensation based on the value of the average daily net assets of the Fund; and

          WHEREAS, the Trust and the Investment Adviser have determined that it is appropriate and in the best interests of the fund and its shareholders to maintain the expenses of the Fund at a level below the level to which the Fund would normally be subject during its start-up period.

          NOW,  THEREFORE,  the  parties  hereto  agree  as  follows:

1.   Expense Limitation.
     -------------------

     1.1.     Applicable  Expense  Limit.  To  the  extent  that  the  aggregate
              --------------------------
expenses of every character incurred by the Fund in any fiscal year, including but not limited to investment advisory fees of the Investment Adviser (but excluding interest, taxes, brokerage commissions, fees paid pursuant to an Administrative Services Plan and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) ("Fund Operating Expenses"), exceed the Operating Expense Limit, as defined in Section
1.2 below, such excess amount (the "Excess Amount") shall be the liability of the Investment Adviser.

     1.2.     Operating  Expense Limit.  The Operating Expense Limit in any year
              ------------------------
shall be a percentage of the average daily net assets of each Fund as described in Exhibit A, or such other rate as may be agreed to in writing by the parties.

     1.3.     Method  of  Computation.  To  determine  the  Investment Adviser's
              -----------------------
liability with respect to the Excess Amount, each month the Fund Operating Expenses shall be annualized as of the last day of the month for each class of a Fund. If the annualized Fund Operating Expenses for any month exceed the Operating Expense Limit, the Investment Adviser shall first waive or reduce its advisory fee for such month by an amount sufficient to reduce the annualized Fund Operating Expenses to an amount no higher than the Operating Expense Limit. If the amount of the waived or reduced advisory fee for any such month is insufficient to pay the Excess Amount, the Investment Adviser may also remit to a Fund an amount that, together with the waived or reduced advisory fee, is sufficient to pay such Excess Amount.

     1.4.     Year-End  Adjustment.  If  necessary, on or before the last day of
              --------------------
the first month of each fiscal year, an adjustment payment shall be made by the appropriate party in order that the amount of the advisory fees waived or reduced and other payments remitted by the Investment Adviser to a Fund with respect to the previous fiscal year shall equal the Excess Amount.

2.   Reimbursement of Fee Waivers and Expense Reimbursements.
     --------------------------------------------------------

     2.1.     Reimbursement.  If  in  any  fiscal  year  during which total Fund
              -------------
assets are greater than $100 million and in which the Investment Advisory Agreement is still in effect, the estimated aggregate Fund Operating Expenses for the fiscal year are less than the Operating Expense Limit for that year, subject to quarterly approval by the Trust's Board of Trustees as provided in
Section 2.2 below, the Investment Adviser shall be entitled to reimbursement by a Fund, in whole or in part as provided below, of the advisory fees waived or reduced and other payments remitted by the Investment Adviser to the Fund pursuant to Section 1 hereof. The total amount of reimbursement to which the Investment Adviser may be entitled (the "Reimbursement Amount") shall equal, at any time, the sum of all advisory fees previously waived or reduced by the Investment Adviser and all other payments remitted by the Investment Adviser to a Fund, pursuant to Section 1 hereof, during any of the previous five (5) fiscal years less any reimbursement previously paid by such Fund to the Investment Adviser, pursuant to Sections 2.2 or 2.3 hereof, with respect to such waivers, reductions, and payments. The Reimbursement Amount shall not include any additional charges or fees whatsoever, including, e.g., interest accruable on the Reimbursement Amount.

     2.2.     Board  Approval.  No reimbursement shall be paid to the Investment
              ---------------
Adviser pursuant to this provision in any fiscal year, unless the Trust's Board of Trustees has determined that the payment of such reimbursement is appropriate in light of the terms of the this Agreement. The Trust's Board of Trustees shall determine quarterly in advance whether any reimbursement may be paid to the Investment Adviser in such quarter.

     2.3.     Method of Computation.  To determine a Fund's payments, if any, to
              ---------------------
reimburse the Investment Adviser for all or any portion of the Reimbursement Amount, each month the Fund Operating Expenses for each Fund shall be annualized as of the last day of the month. If the annualized Fund Operating Expenses for any month are less than the Operating Expense Limit, a Fund, only with the prior approval of the Board, shall pay to the Investment Adviser an amount sufficient to increase the annualized Fund Operating Expenses to an amount no greater than the Operating Expense Limit, provided that such amount paid to the Investment Adviser will in no event exceed the total Reimbursement Amount- If the annualized Fund Operating Expenses for a Fund are greater that the Operating Expense Limit for one or more months in a quarter and less the remaining month(s), the calculation described in this section will be made on a monthly basis and the net amount of the monthly calculations will be presented to the Board for approval.

     2.4.     Year-End  Adjustment.  If  necessary, on or before the last day of
              --------------------
the first month of each fiscal year, an adjustment payment shall be made by the appropriate party in order that the actual Fund Operating Expenses for the prior fiscal year (including any reimbursement payments hereunder with respect to such fiscal year) do not exceed the Operating Expense Limit.

3.   Term and Termination of Agreement.
     ----------------------------------

     This Agreement shall continue in effect for a period of one year from the date of its execution and from year to year thereafter provided such continuance is specifically approved by a majority of the Trustees of the Trust who (i) are not "interested persons" of the Trust or any other party to this Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of this Agreement ("Non-Interested Trustees"), provided however, that the reimbursements described in Section 2 will not continue for more than five years after a Fund's commencement of operations. Nevertheless, this Agreement may be terminated by the Investment Adviser, without payment of any penalty, upon 90 days' prior written notice to the other party at its principal place of business.

4.   Miscellaneous.
     --------------

     4.1.     Captions.  The  captions  in  this  Agreement  are  included  for
              --------
convenience of reference only and in no other way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

     4.2.     Interpretation.  Nothing  herein  contained  shall  be  deemed  to
              --------------
require the Trust or a Fund to take any action contrary to the Trust's Agreement and Declaration of Trust or By-Laws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Trust's Board of Trustees of its responsibility for and control of the conduct of the affairs of the Trust or the Fund.

     4.3.     Definitions.  Any  question  of  interpretation  of  any  term  or
              -----------
provision of this Agreement, including but not limited to the investment advisory fee, the computations of net asset values, and the allocation of expenses, having a counterpart in or otherwise derived from the terms and provisions of the Advisory Agreement or the 1940 Act, shall have the same meaning as and be resolved by reference to such Advisory Agreement or the 1940 Act.

          IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their respective officers thereunto duly authorized as of the day and year first above written.

                                             NATIONWIDE SEPARATE ACCOUNT TRUST


                                             By:________________________________

                                             VILLANOVA MUTUAL FUND CAPITAL TRUST

                                             By:________________________________

                                    EXHIBIT A

                   to the Expense Limitation Agreement between
                        NATIONWIDE SEPARATE ACCOUNT TRUST
                                       and
                       VILLANOVA MUTUAL FUND CAPITAL TRUST

                               As of May 31, 2000

Name of Fund                              Expense Limitation for Fund
------------                              ---------------------------

Nationwide Growth Focus Fund II                     1.35%
Nationwide Quest Fund II                            1.40%
Nationwide Global Technology and
Communications Fund II                              1.35%
Nationwide Global Life Sciences Fund II             1.00%

                                                             EXHIBIT 23(h)(4)(a)

                                Amended EXHIBIT A
                   to the Expense Limitation Agreement between
                         NATIONWIDE SEPARATE ACCOUNT TRUST
                (to be renamed Gartmore Variable Insurance Trust)
                                      and
     VILLANOVA MUTUAL FUND CAPITAL TRUST(to be renamed Gartmore Mutual Fund
                                 Capital Trust)
                             Effective May 31, 2000
                         (as amended December 12, 2001)

                                                             Expense  Limitation
Name of Fund                                                      for Fund
------------                                                --------------------

Turner NSAT Growth Focus Fund                               Class I        1.35%
(to be renamed Turner GVIT Growth Focus Fund)#              Class II       1.60%
                                                            Class III      1.35%

Gartmore NSAT Millennium Growth Fund                        Class I        1.40%
(to be renamed Gartmore GVIT Millennium Growth Fund)#       Class II       1.65%

Gartmore NSAT Global Technology                             Class I        1.35%
and Communications Fund                                     Class II       1.60%
(to be renamed Gartmore GVIT Global Technology              Class III      1.35%
and Communications Fund)#

Gartmore NSAT Global Health Sciences Fund                   Class I        1.35%
(to be renamed Gartmore GVIT Global Health Sciences Fund)#  Class II       1.60%
                                                            Class III      1.35%

Gartmore GVIT U.S. Leaders Fund                             Class I      1.25%*
(to be renamed Gartmore GVIT U.S. Growth Leaders Fund)#     Class II     1.50%*
                                                            Class III    1.25%*

Gartmore GVIT U.S. Leaders Fund                             Class I      1.10%*
                                                            Class II     1.10%*
                                                            Class III    1.10%*

Money Market Fund II                                                    1.30%**
(to be renamed Gartmore GVIT Money Market Fund II)#

NSAT Investor Destinations Aggressive Fund                             0.61%***
(to be renamed Gartmore GVIT Investor Destinations
Aggressive Fund)#

NSAT Investor Destinations Moderately Aggressive Fund                  0.61%***
(to be renamed Gartmore GVIT Investor Destinations
Moderately Aggressive Fund)#

NSAT Investor Destinations Moderate Fund                    Class I    0.61%***
(to be renamed Gartmore GVIT Investor Destinations
Moderate Fund)#

NSAT Investor Destinations Moderately Conservative Fund     Class I    0.61%***
(to be renamed Gartmore GVIT Investor Destinations
Moderately Conservative Fund)#

NSAT Investor Destinations Conservative Fund                Class I    0.61%***
(to be renamed Gartmore GVIT Investor Destinations
Conservative Fund)#


With respect to each of the NSAT Investor Destinations Funds, for the period until May 1, 2003, it is hereby agreed that Fund Operating Expenses shall include Rule 12b-1 fees and fees paid pursuant to an Administrative Services Plan.

-----------------------

*    Effective until at least April 30, 2003.
**   Effective until at least May 1, 2002.
***  Effective until at least May 1, 2003.
#    Name changes to be effective upon the name change of the Trust.


                         VILLANOVA MUTUAL FUND CAPITAL TRUST
                         (to be renamed Gartmore Mutual Fund Capital Trust)

                         By:    ___________________________________________
                         Name:
                         Title:

                         NATIONWIDE SEPARATE ACCOUNT TRUST
                         (to be renamed Gartmore Variable Insurance Trust)

                         By:    ___________________________________________
                         Name:
                         Title:

                                                                EXHIBIT 23(h)(5)

                          EXPENSE LIMITATION AGREEMENT

                             NATIONWIDE MUTUAL FUNDS


     EXPENSE LIMITATION AGREEMENT, effective as of August 30, 2000 by and between VILLANOVA GLOBAL ASSET MANAGEMENT TRUST (the "Investment Adviser") and NATIONWIDE MUTUAL FUNDS (the "Trust"), an Ohio business trust, on behalf of each of the funds listed on Exhibit A (each, a "Fund").

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end-diversified management company of the series type, and each Fund is a series of the Trust; and

     WHEREAS, the Trust and the Investment Adviser have entered into an Investment Advisory Agreement (the "Advisory Agreement"), pursuant to which the Investment Adviser will render investment advisory services to the Fund for compensation based on the value of the average daily net assets of the Fund; and

     WHEREAS, the Trust and the Investment Adviser have determined that it is appropriate and in the best interests of the Fund and its shareholders to maintain the expenses of the Fund at a level below the level to which the Fund would normally be subject during its start-up period.

     NOW,  THEREFORE,  the  parties  hereto  agree  as  follows:

1.   Expense  Limitation.
     -------------------

     1.1.     Applicable  Expense  Limit.  To  the  extent  that  the  aggregate
              --------------------------
expenses of every character incurred by a Fund in any fiscal year, including but not limited to investment advisory fees of the Investment Adviser (but excluding interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) ("Fund Operating Expenses"), exceed the Operating Expense Limit, as defined in Section
1.2 below, such excess amount (the "Excess Amount") shall be the liability of the Investment Adviser.

     1.2.     Operating  Expense Limit.  The Operating Expense Limit in any year
              ------------------------
shall be a percentage of the average daily net assets of each class of the Fund as described in Exhibit A, or such other rate as may be agreed to in writing by the parties. The parties hereby agree that Operating Expense Limit described in Exhibit A will not be increased before October 31, 2001.

     1.3.     Method  of  Computation.  To  determine  the  Investment Adviser's
              -----------------------
liability with respect to the Excess Amount, each month the Fund Operating Expenses shall be annualized as of the last day of the month for each class of a

Fund. If the annualized Fund Operating Expenses for any month exceed the Operating Expense Limit of a Fund class, the Investment Adviser shall first waive or reduce its advisory fee for such month by an amount sufficient to reduce the annualized Fund Operating Expenses to an amount which does not exceed the Operating Expense Limit. If the amount of the waived or reduced advisory fee for any such month is insufficient to satisfy the Excess Amount, the Investment Adviser may also remit to a Fund an amount that, together with the waived or reduced advisory fee, is sufficient to satisfy such Excess Amount.

     1.4.     Year-End  Adjustment.  If  necessary, on or before the last day of
              --------------------
the first month of each fiscal year, an adjustment payment shall be made by the appropriate party in order that the amount of the advisory fees waived or reduced and other payments remitted by the Investment Adviser to a Fund with respect to the previous fiscal year shall equal the Excess Amount.

2.   Reimbursement  of  Fee  Waivers  and  Expense  Reimbursements.
     -------------------------------------------------------------

     2.1.     Reimbursement.  If  in  any  fiscal  year  during which total Fund
              -------------
assets are greater than $100 million and in which the Investment Advisory Agreement is still in effect, the estimated aggregate Fund Operating Expenses for the fiscal year are less than the Operating Expense Limit for that year, subject to quarterly approval by the Trust's Board of Trustees as provided in
Section 2.2 below, the Investment Adviser shall be entitled to reimbursement by a Fund, in whole or in part as provided below, of the advisory fees waived or reduced and other payments remitted by the Investment Adviser to the Fund pursuant to Section 1 hereof. The total amount of reimbursement to which the Investment Adviser may be entitled (the "Reimbursement Amount") shall equal, at any time, the sum of all advisory fees previously waived or reduced by the Investment Adviser and all other payments remitted by the Investment Adviser to a Fund, pursuant to Section 1 hereof, during any of the previous five (5) fiscal years after a Fund commences operations less any reimbursement previously paid by such Fund to the Investment Adviser, pursuant to Sections 2.2 or 2.3 hereof, with respect to such waivers, reductions, and payments. The Reimbursement Amount shall not include any additional charges or fees whatsoever, including, e.g., interest accruable on the Reimbursement Amount.

     2.2.     Board  Approval.  No  portion of the Reimbursement Amount shall be
              ---------------
paid to the Investment Adviser pursuant to this provision in any fiscal year, unless the Trust's Board of Trustees has determined that the payment of such reimbursement is appropriate in light of the terms of this Agreement. The Trust's Board of Trustees shall determine quarterly in advance whether any portion of the Reimbursement Amount may be paid to the Investment Adviser in such quarter.

     2.3.     Method of Computation.  To determine a Fund's payments, if any, to
              ---------------------
reimburse the Investment Adviser for all or any portion of the Reimbursement Amount, each month the Fund Operating Expenses for each Fund class shall be annualized as of the last day of the month. If the annualized Fund Operating Expenses of a Fund class for any month are less than the Operating Expense Limit for that class, a Fund may submit for Board approval (See Section 2.2), a proposal to pay to the Investment Adviser an amount which is equal to the amount by which the Operating Expense Limit exceeds the annualized Fund Operating Expenses.

     2.4.     Year-End  Adjustment.  If  necessary, on or before the last day of
              --------------------
the first month of each fiscal year, an adjustment payment shall be made by the appropriate party in order that the actual Fund Operating Expenses for the prior fiscal year (including any reimbursement payments hereunder with respect to such fiscal year) do not exceed the Operating Expense Limit.

3.   Term  and  Termination  of  Agreement.
     -------------------------------------

     This Agreement shall continue in effect for a period of one year from the date of its execution and from year to year thereafter provided such continuance is specifically approved by a majority of the Trustees of the Trust who (i) are not "interested persons" of the Trust or any other party to this Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of this Agreement ("Non-Interested Trustees"), provided however, that the reimbursements described in Section 2 will not continue to accrue for more than five years after a Fund's commencement of operations. Notwithstanding the preceding provisions, the parties hereby agree that the initial Operating Expense Limits describe herein shall remain in place until at least October 31, 2001.

4.   Miscellaneous.
     -------------

     4.1.     Captions.  The  captions  in  this  Agreement  are  included  for
              --------
convenience of reference only and in no other way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

     4.2.     Interpretation.  Nothing  herein  contained  shall  be  deemed  to
              --------------
require the Trust or a Fund to take any action contrary to the Trust's Agreement and Declaration of Trust or By-Laws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Trust's Board of Trustees of its responsibility for and control of the conduct of the affairs of the Trust or the Fund.

     4.3.     Definitions.  Any  question  of  interpretation  of  any  term  or
              -----------
provision of this Agreement, including but not limited to the investment advisory fee, the computations of net asset values, and the allocation of expenses, having a counterpart in or otherwise derived from the terms and provisions of the Advisory Agreement or the 1940 Act, shall have the same meaning as and be resolved by reference to such Advisory Agreement or the 1940 Act.

     IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their respective officers thereunto duly authorized and their respective corporate seals to be hereunto affixed, as of the day and year first above written.

                                     NATIONWIDE  MUTUAL  FUNDS


                                     By:___________________________________


                                     VILLANOVA  GLOBAL  ASSET  MANAGEMENT
                                          TRUST


                                     By:___________________________________

                                     EXHIBIT A
                  to the Expense Limitation Agreement between
                             NATIONWIDE MUTUAL FUNDS
                                       and
                    VILLANOVA GLOBAL ASSET MANAGEMENT TRUST


                              As of August 30, 2000


Name of Fund/Class                          Expense Limitation for Fund/Class
------------------                          ---------------------------------

Gartmore  Emerging  Markets  Fund
     Class  A                                             2.15%
     Class  B                                             2.75%
     Institutional  Service  Class                        1.82%

Gartmore  International  Growth  Fund
     Class  A                                             1.85%
     Class  B                                             2.45%
     Institutional  Service  Class                        1.52%

Gartmore  Global  Leaders  Fund
     Class  A                                             1.75%
     Class  B                                             2.35%
     Institutional  Service  Class                        1.42%

Gartmore  European  Growth  Fund
     Class  A                                             1.80%
     Class  B                                             2.40%
     Institutional  Service  Class                        1.47%

Gartmore  Global  Small  Companies  Fund
     Class  A                                             2.15%
     Class  B                                             2.75%
     Institutional  Service  Class                        1.82%

                                                             EXHIBIT 23(h)(5)(a)

                                    EXHIBIT A
                   to the Expense Limitation Agreement between
                        Nationwide Separate Account Trust
                                       and
                     Villanova Global Asset Management Trust

                                September 1, 2000
                          (As amended December 1, 2001)


Name of Fund                              Expense Limitation for Fund
------------                              ---------------------------

Gartmore NSAT Emerging Markets Fund           Class I     1.75%*
                                              Class II    2.00%*
                                              Class III   1.75%*

Gartmore NSAT International Growth Fund       Class I     1.60%*
                                              Class II    1.85%*
                                              Class III   1.60%*

Gartmore NSAT Global Leaders Fund             Class I     1.55%*

Gartmore GVIT European Leaders Fund           Class I     1.45%*
                                              Class II    1.70%*
                                              Class III   1.45%*

Gartmore NSAT Global Small Companies Fund     Class I     1.75%*

Gartmore NSAT OTC Fund                        Class I     1.60%*

Gartmore GVIT Asia Pacific Leaders Fund       Class I     1.45%*
                                              Class II    1.70%*
                                              Class III   1.45%*

Gartmore GVIT Global Financial Services Fund  Class I    1.35%**
                                              Class II   1.60%**
                                              Class III  1.35%**

Gartmore GVIT Global Utilities Fund           Class I    1.15%**
                                              Class II   1.40%**
                                              Class III  1.15%**

---------------------

*Effective until at least May 1, 2003.
**Effective until at least April 30, 2003.


                                   VILLANOVA GLOBAL ASSET MANAGEMENT TRUST


                                   By:    _________________________________
                                   Name:
                                   Title:

                                   NATIONWIDE SEPARATE ACCOUNT TRUST


                                   By:    _________________________________
                                   Name:
                                   Title:

                                                                   EXHIBIT 23(m)

   DISTRIBUTION PLAN OF NATIONWIDE SEPARATE ACCOUNT TRUST (TO BE NAMED GARTMORE
                            VARIABLE INSURANCE TRUST)
                          (Effective December 1, 2001)

     Section 1. This Distribution Plan (the "Plan") constitutes the distribution plan for the following classes of the series (each, a "Fund") of Gartmore Variable Insurance Trust (the "Trust"):

               FUND                                                                   CLASSES
               ----                                                                   --------
Gartmore NSAT Millennium Growth Fund                                                  Class II
     (to be renamed Gartmore GVIT Millennium Growth Fund*)
Gartmore NSAT Global Technology and Communications Fund                               Class II
     (to be renamed Gartmore GVIT Global Technology and Communications Fund*)
Total Return Fund                                                                     Class II
     (to be renamed Gartmore GVIT Total Return Fund*)
Gartmore NSAT Emerging Markets Fund                                                   Class II
     (to be renamed Gartmore GVIT Emerging Markets Fund*)
Gartmore NSAT International Growth Fund                                               Class II
     (to be renamed Gartmore GVIT International Growth Fund*)
Turner NSAT Growth Focus Fund                                                         Class II
     (to be renamed Turner GVIT Growth Focus Fund*)
Nationwide NSAT Small Cap Growth Fund                                                 Class II
     (to be renamed GVIT Small Cap Growth Fund*)
Nationwide Small Company Fund                                                         Class II
     (to be renamed GVIT Small Company Fund*)
Gartmore NSAT Global Health Sciences Fund                                             Class II
     (to be renamed Gartmore GVIT Global Health Sciences Fund*)
Gartmore GVIT Asia Pacific Leaders Fund                                               Class II
Gartmore GVIT European Leaders Fund                                                   Class II
Gartmore GVIT U.S. Leaders Fund                                                       Class II
     (to be renamed Gartmore GVIT U.S. Growth Leaders Fund*)
Gartmore GVIT U.S. Leaders Fund                                                       Class II
Gartmore GVIT Global Financial Services Fund                                          Class II
Gartmore GVIT Global Utilities Fund                                                   Class II
Nationwide Global 50 Fund                                                             Class II
     (to be renamed Gartmore GVIT Worldwide Leaders Fund*)
Government Bond Fund                                                                  Class II
     (to be renamed Gartmore GVIT Government Bond Fund*)
Nationwide Small Cap Value Fund                                                       Class II
     (to be renamed GVIT Small Cap Value Fund*)
Money Market Fund II
     (to be renamed Gartmore GVIT Money Market Fund II*)
NSAT Investor Destinations Aggressive Fund(1)
     (to be renamed Gartmore GVIT Investor Destinations Aggressive Fund*)
NSAT Investor Destinations Moderately Aggressive Fund(1)
     (to be renamed Gartmore GVIT Investor Destinations Moderately Aggressive Fund*)


NSAT Investor Destinations Moderate Fund(1)
     (to be renamed GVIT Investor Destinations Moderate Fund*)
NSAT Investor Destinations Moderately Conservative Fund1
     (to be renamed GVIT Investor Destinations Moderately Conservative Fund*)
NSAT Investor Destinations Conservative Fund1
     (to be named GVIT Investor Destinations Conservative Fund*)

----------------
1  These  Funds  are  collectively  known  as  the  "GVIT  Investor  Destinations  Funds".
*  Name  change  to  be  effective  with  the  Trust  name  change  in  January  2002.

The Plan is adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

     Section 2. Subject to the limitations on the payment of asset-based sales charges set forth in Section 2830 of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD"), the Funds shall pay amounts not exceeding on an annual basis a maximum amount of:

     (a) 25 basis points (0.25%) of the average daily net assets of the Class II shares of each of the Funds (except GVIT Investor Destinations Funds and Money Market Fund II), all of which will be considered a distribution fee.

     (b) 25 basis points (0.25%) of the average daily net assets of the shares of each of the GVIT Investor Destination Funds and Money Market Fund II, all of which will be considered a distribution fee.

These fees will be paid to Nationwide Advisory Services, Inc., (or its successor Gartmore Distribution Services, Inc. ("GDSI") once the Underwriting Agreement is transferred to GDSI) (each, an "Underwriter") for activities or expenses primarily intended to result in the sale or servicing of Fund shares. Distribution fees may be paid to an Underwriter, to an insurance company or its eligible affiliates for distribution activities related to the indirect marketing of the Funds to the owners of variable insurance contracts ("contract owners"), or to any other eligible institution. As described above, a distribution fee may be paid pursuant to the Plan for services including, but not limited to:

     (i) Underwriter services including (1) distribution personnel compensation and expenses, (2) overhead, including office, equipment and computer expenses, supplies and travel, (3) procurement of information, analysis and reports related to marketing and promotional activities and (4) expenses related to marketing and promotional activities;

     (ii) Printed documents including (1) fund prospectuses, statements of additional information and reports for prospective contract owners and (2) promotional literature regarding the Fund;

     (iii) Wholesaling services by the Underwriter or the insurance company including (1) training, (2) seminars and sales meetings and (3) compensation;

     (iv) Life insurance company distribution services including (1) fund disclosure documents and reports (2) variable insurance marketing materials, (3) Fund sub-account performance figures, (4) assisting prospective contract owners with enrollment matters, (5) compensation to the salesperson of the variable insurance contract and (6) providing other reasonable help with the distribution of Fund shares to life insurance companies; and

     (v)  Life  insurance  company  contract  owner  support.

     Section 3. This Plan shall not take effect until it has been approved by a vote of at least a majority (as defined in the 1940 Act) of the outstanding voting securities of each of the Funds, if adopted after any public offering of such shares, and by the vote of the Board of Trustees of the Trust, as described in Section 4 of the Plan.

     Section 4. This Plan shall not take effect with respect to a class of a Fund until it has been approved, together with any related agreements, by votes of the majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" (as defined in the 1940
Act) of the Trust and who have no direct or indirect financial interest in the operation of this Plan or any agreements related to this Plan (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

     Section 5. Unless sooner terminated pursuant to Section 7 or 8, this Plan shall continue in effect with respect to the class of a Fund for a period of one year from the date it takes effect with respect to such class and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 4.

     Section 6. Any person authorized to direct the disposition of monies paid or payable by a Fund pursuant to this Plan or any related agreement shall provide to the Board and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

     Section 7. This Plan may be terminated as to a class of a Fund at any time by vote of a majority of the Rule 12b-1 Trustees, or by vote of a majority of the outstanding affected class of such Fund.

     Section 8. Any agreement with any person relating to the implementation of this Plan shall be in writing, and shall provide:

     A. That such agreement may be terminated at any time with respect to a Class, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding Class Shares of the Fund on not more than 60 days written notice to any other party to the agreement; and

     B. That such agreement shall terminate automatically in the event of its assignment.

     Section 9. This Plan may not be amended to increase materially the amount of distribution expenses of a Fund provided for in Section 2 hereof, unless such amendment is approved in the manner provided in Section 3 hereof. No material amendment to this Plan shall be made unless approved in the manner provided for approval of this Plan in Section 4 hereof.

     Section 10. The provisions of the Plan are severable for each class of shares of the Funds and any action required hereunder must be taken separately for each class covered hereby.

                                                                   EXHIBIT 23(n)

   NATIONWIDE SEPARATE ACCOUNT TRUST (to be renamed GARTMORE VARIABLE INSURANCE
                                     TRUST)

                                 RULE 18f-3 PLAN
                      (Amended Effective December 1, 2001)

WHEREAS, Nationwide Separate Account Trust (to be renamed Gartmore Variable Insurance Trust), a Massachusetts business trust (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act");

WHEREAS, the following have been designated as the series and classes of the
Trust:

                       SERIES                                            CLASSES
                       ------                                            -------
Total Return Fund                                              Class I, Class II, Class III
     (to be renamed Gartmore GVIT Total Return Fund*)
Capital Appreciation Fund                                                           Class I
     (to be renamed Gartmore GVIT Growth Fund*)
Government Bond Fund                                           Class I, Class II, Class III
     (to be renamed Gartmore GVIT Government Bond Fund*)
Money Market Fund                                                                   Class I
     (to be renamed Gartmore GVIT Money Market Fund*)
Nationwide Small Company Fund                                  Class I, Class II, Class III
     (to be renamed GVIT Small Company Fund*)
J.P. Morgan NSAT Balanced Fund                                                      Class I
     (to be renamed J.P. Morgan GVIT Balanced Fund*)
Federated NSAT Equity Income Fund                                                   Class I
     (to be renamed Federated GVIT Equity Income Fund*)
Nationwide Global 50 Fund                                                 Class I, Class II
     (to be renamed Gartmore GVIT Worldwide Leaders Fund*)
Federated NSAT High Income Bond Fund                                     Class I, Class III
     (to be renamed Federated GVIT High Income Bond Fund*)
MAS NSAT Multi Sector Bond Fund                                          Class I, Class III
     (to be renamed MAS GVIT Multi Sector Bond Fund*)
Nationwide Small Cap Value Fund                                Class I, Class II, Class III
     (to be renamed GVIT Small Cap Value Fund*)
Nationwide Strategic Value Fund                                                     Class I
     (to be renamed Nationwide GVIT Strategic Value Fund*)
Nationwide Income Fund                                                              Class I
Dreyfus NSAT Mid Cap Index Fund                                          Class I, Class III
     (to be renamed Dreyfus GVIT Mid cap Index Fund*)
Nationwide Small Cap Growth Fund                               Class I, Class II, Class III
     (to be renamed GVIT Small Cap Growth Fund*)
Strong NSAT Mid Cap Growth Fund                                          Class I, Class III
     (to be renamed Strong GVIT Mid Cap Growth Fund*)
Turner NSAT Growth Focus Fund                                  Class I, Class II, Class III
     (to be renamed Turner GVIT Growth Focus Fund*)


Gartmore NSAT Millennium Growth Fund                                      Class I, Class II
     (to be renamed Gartmore GVIT Millennium Growth Fund*)
Gartmore NSAT Global Technology and Communications Fund        Class I, Class II, Class III
     (to be renamed Gartmore GVIT Global Technology and
Communications Fund*)
Gartmore NSAT Global Health Sciences Fund                      Class I, Class II, Class III
     (to be renamed Gartmore GVIT Global Health Sciences
     Fund*)
Gartmore NSAT Emerging Markets Fund1                           Class I, Class II, Class III
     (to be renamed Gartmore GVIT Emerging Markets Fund*)
Gartmore NSAT International Growth Fund1                       Class I, Class II, Class III
     (to be renamed Gartmore GVIT International Growth Fund*)
Gartmore NSAT Global Leaders Fund1                                                  Class I
     (to be renamed Gartmore GVIT Global Leaders Fund*)
Gartmore GVIT European Leaders Fund1                           Class I, Class II, Class III
Gartmore NSAT Global Small Companies Fund(1)                                        Class I
     (to be renamed Gartmore GVIT Global Small Companies
     Fund*)
Gartmore NSAT OTC Fund1                                                             Class I
     (to be renamed Gartmore GVIT OTC Fund*)
Gartmore GVIT Asia Pacific Leaders Fund1                       Class I, Class II, Class III
Gartmore GVIT U.S. Leaders Fund                                Class I, Class II, Class III
Gartmore GVIT U.S. Growth Leaders Fund                         Class I, Class II, Class III
Gartmore GVIT Global Financial Services Fund(1)                Class I, Class II, Class III
Gartmore GVIT Global Utilities Fund(1)                         Class I, Class II, Class III

------------------

1  Each of these Funds is a "VGAMT-advised Fund."

*  Name change to be effective with Trust name change in January 2002.

WHEREAS, Villanova Mutual Fund Capital Trust ("VMF") serves as investment adviser for each of the series except for the VGAMT-advised Funds;

WHEREAS, Villanova Global Asset Management Trust ("VGAMT") serves as investment adviser for each of the VGAMT-advised Funds listed above;

WHEREAS, Gartmore Distribution Services, Inc. ("GDSI") will serve as underwriter as soon as the Underwriting Agreement is transferred to GDSI, but no earlier than May 1, 2001, and Nationwide Advisory Services, Inc. will serve as underwriter beginning May 1, 2001, if necessary, until GDSI become underwriter, and Villanova SA Capital Trust serves as fund administrator for the series of the Trust;

WHEREAS, the Trust has adopted a Distribution Plan ("12b-1 Plan") under Rule 12b-1 of the 1940 Act providing for:

(1) in the case of Class II shares of the Funds, fees of not more than 0.25% per annum of average net assets;

WHEREAS, redemption fees will be charged by Class III shares of the Total Return Fund, Government Bond Fund, Nationwide Small Company Fund, Federated NSAT High Income Bond Fund, MAS NSAT Multi Sector Bond Fund, Nationwide Small Cap Value Fund, Dreyfus NSAT Mid Cap Growth Fund, Nationwide Small Cap Growth Fund, Strong NSAT Mid Cap Growth Fund, Turner NSAT Growth Focus Fund, Gartmore NSAT Global Technology & Communications Fund, Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Health Sciences Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT U.S. Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Global Utilities Fund These fees will be limited to a maximum of 2.00%, or the limit currently required by the Securities Exchange Commission, and the structure of these fees will be stated in each applicable Fund's prospectus.

WHEREAS, the Trust has adopted an Administrative Services Plan providing for fees of not more than 0.25% per annum of average net assets for all the Shares of the Funds;

WHEREAS, Rule 18f-3 under the 1940 Act permits an open-end management investment company to issue multiple classes of voting stock representing interests in the same portfolio notwithstanding Sections 18(f)(1) and 18(i) under the 1940 Act if, among other things, such investment company adopts a written plan setting forth the separate arrangements and expense allocation of each class and any related conversion features or exchange privileges;

NOW, THEREFORE, the Trust, wishing to be governed by Rule 18f-3 under the 1940 Act, hereby adopts this Rule 18f-3 Plan as follows:

1. Each class of shares of a series will represent interests in the same portfolio of investments of such series of the Trust, and be identical in all respects to each other class of that series, except as set forth below. The only differences among the various classes of shares of the series of the Trust will relate solely to (a) different distribution or service fee payments associated with any Rule 12b-1 Plan for a particular class of shares and any other costs relating to implementing or amending such Plan (including obtaining shareholder approval of such Plan or any amendment thereto), which will be borne solely by shareholders of such class; and (b) different administrative service fees associated with any Administrative Services Plan; (c) different Class Expenses, which will be limited to the following expenses as determined by the Trustees to be attributable to a specific class of shares: (i) transfer agency fees identified as being attributable to a specific class; (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a specific class; (iii) Blue Sky notification and/or filing fees incurred by a class of shares; (iv) SEC registration fees incurred by a class; (v) expenses of administrative personnel and services as required to support the shareholders of a specific class; (vi) litigation or other legal expenses and audit or other accounting expenses relating solely to one class; (vii) Trustee fees or expenses incurred as a result of issues relating to one class; and (viii) shareholder meeting costs that relate to a specific class; (d) the voting rights related to any 12b-1 Plan affecting a specific class of shares or related to any other matter submitted to shareholders in which the interests of a Class differ from the interests of any other Class; (e) conversion features; (f) exchange privileges; and (g) class names or designations. Any additional incremental expenses not specifically identified above that are subsequently identified and determined to be properly applied to one class of shares of a series of the Trust shall be so applied upon approval by a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust.

2. Under the Multiple Class Distribution System, certain expenses may be attributable to the Trust, but not to a particular series or class thereof. All such expenses will be allocated among series based upon the relative aggregate net assets of such series. Expenses that are attributable to a particular series, but not to a particular class thereof, and income, realized gains and losses, and unrealized appreciation and depreciation will be allocated to each class based on its net asset value relative to the net asset value of the fund if such series does not pay daily dividends and if the series does pay daily dividends on the basis of the settled shares method (as described in Rule 18f-3(c)(iii). Notwithstanding the foregoing, the principal underwriter, the investment adviser or other provider of services to the Trust may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act and pursuant to any applicable ruling, procedure or regulation of the Internal Revenue Service.

     A class of shares may be permitted to bear expenses that are directly attributable to such class including: (a) any distribution/service fees associated with any Rule 12b-1 Plan for a particular class and any other costs relating to implementing or amending such Plan (including obtaining shareholder approval of such plan or any amendment thereto); (b) any administrative services fees associated with any administrative services plan for a particular class and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) attributable to such class; and (c) any Class Expenses determined by the Trustees to be attributable to such class.

3. To the extent exchanges are permitted, shares of any class of the Trust will be exchangeable with shares of the same class of another series of the Trust, or with money market fund shares of the Trust as described in the applicable prospectus. Exchanges will comply with all applicable provisions of Rule 11a-3 under the 1940 Act.

4. Dividends paid by a series of the Trust as to each class of its shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except that any distribution/service fees, administrative services fees, and Class Expenses allocated to a class will be borne exclusively by that class.

5. Any distribution arrangement of the Trust, including distribution fees and front-end and deferred sales loads, will comply with Section 2830 of the Conduct Rules of the National Association of Securities Dealers, Inc.

6. The initial adoption of, and all material amendments, to this 18f-3 Plan must be approved by a majority of the members of the Trust's Trustees, including a majority of the Board members who are not interested persons of the Trust.

7. Prior to the initial adoption of, and any material amendments to, this 18f-3 Plan, the Trust's Trustees shall request and evaluate, and any agreement relating to a class arrangement shall require the parties thereto to furnish, such information as may be reasonably necessary to evaluate the 18f-3 Plan.

                                                                EXHIBIT 23(p)(2)

                           GARTMORE GLOBAL INVESTMENTS

                                 CODE OF ETHICS

     The Board of Directors (each, a "Board," and collectively, the "Boards") of the Managing Unitholder of Gartmore Mutual Fund Capital Trust and Gartmore SA Capital Trust, NorthPointe Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company (each, an "Adviser" and collectively, "GGI") have adopted this Code of Ethics, in accordance with Rule 17j-1 (the "Rule") under the Investment Company Act of 1940, as amended, (the "Act"). The Rule makes it unlawful for certain employees of GGI, in connection with the purchase or sale by such persons of securities held or to be acquired by any Client (defined below):

     (1)     to  employ any device, scheme or artifice to defraud a Client;

     (2) to make to a Client any untrue statement of a material fact or omit to state to a Client a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

     (3) to engage in any act, practice or course of business which operates or would operate as a fraud or deceit upon a Client; or

     (4)     to  engage  in  a  manipulative  practice with respect to a Client.

     While affirming its confidence in the integrity and good faith of all of its employees, officers and directors, GGI recognizes that certain personnel have or may have knowledge of present or future portfolio transactions and, in certain instances, the power to influence portfolio transactions made by Clients. Furthermore, if such individuals engage in personal Covered Securities transactions, these individuals could be in a position where their personal interests may conflict with the interests of Clients. Accordingly, this Code is designed to prevent conduct that could create an actual or potential conflict of interest with any GGI Client.

     A.    DEFINITIONS

     (1) "Access Person" means any director (excluding any director who is not also an officer of GGI or its affiliates), officer, or Advisory Person (defined immediately below) of an Adviser.

     (2) "Advisory Person" means (a) any employee of an Adviser (or of any company in a control relationship to an Adviser) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a Covered Security by a Client, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (b) any natural person in a control relationship to an Adviser who obtains information concerning recommendations made to a Client with regard to the purchase or sale of Covered Securities by the Client.

     (3) "Beneficial ownership" shall be interpreted in the same manner as it would be in determining whether a person is considered a "beneficial owner" as defined in Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended, which generally speaking, encompasses those situations where the beneficial owner has the right to enjoy some economic benefit from the ownership of the Covered Security. A person is normally regarded as the beneficial owner of Covered Securities held in the name of his or her spouse or minor children living in his or her household.

     (4) "Client" means (a) any investment company registered under the Act or any series of a registered investment company for whom an Adviser(s) acts as investment adviser or sub-adviser or (b) any separately managed investment account, commingled/collective investment trust fund, hedge fund and other similar investment arrangement, which is advised by an Adviser (or Advisers).

     (5) "Control" shall have the same meaning as set forth in Section 2(a)(9) of the Act.

     (6) "Covered Security" shall have the meaning set forth in Section 2(a)(36) of the Act, except that it shall not include direct obligations of the United States government, bankers' acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments (including repurchase agreements), shares of registered open-end investment companies and variable annuities investing in shares of registered open-end investment companies.

     (7) "Investment Personnel" means (a) any Portfolio Manager who are employees of an Adviser as well as any other person such as a securities analyst and/or trader who is an employee of an Adviser (or of any company in a control relationship to the Adviser) who, in connection with his or her regular functions or duties, makes or participates in the making of recommendations regarding a Client's purchase or sale of securities (including providing information and advice to Portfolio Managers or helping with the execution of a Portfolio Managers' decisions) or (b) any natural person who controls an Adviser and who obtains information concerning recommendations to a Client regarding the purchase or sale of securities by a Client.

     (8) "Portfolio Managers" means those individuals who, in connection with his or her regular duties, are entrusted with the direct responsibility and authority to make investment decisions affecting any Client.

     (9) "Purchase or sale of a Covered Security" includes, among other things, the writing of an option to purchase or sell a Covered Security.

     (10) "Security held or to be acquired" by a Client means any Covered Security which, within the most recent 15 days, (a) is or has been held by a Client; (b) is being or has been considered for purchase by a Client; and (c) any option to purchase or sell, and any Covered Security which is convertible into or exchangeable for a Covered Security described in subparts (a) and (b) of this definition.

     B.     STATEMENT  OF  GENERAL  PRINCIPLES

     It is the duty of all directors, officers and employees to place the interests of GGI's Clients, first at all times. Consistent with that duty, all Access Persons and Investment Personnel of GGI must (1) conduct all personal Covered Securities transactions in a manner that is consistent with this Code of Ethics; (2) avoid any actual or potential conflict of personal interest with the interests of GGI's Clients; and (3) adhere to the fundamental standard that they should not take inappropriate advantage of their positions of trust and responsibility.

     THIS CODE OF ETHICS APPLIES TO TRANSACTIONS IN COVERED SECURITIES FOR PERSONAL ACCOUNTS OF ALL DIRECTORS, OFFICERS, EMPLOYEES AND ADVISORY PERSONS OF GGI AND ANY OTHER ACCOUNTS IN WHICH THEY HAVE ANY BENEFICIAL OWNERSHIP. IT IMPOSES CERTAIN INVESTMENT RESTRICTIONS AND PROHIBITIONS AND REQUIRES THE REPORTS SET FORTH BELOW. IF DIRECTORS, OFFICERS OR EMPLOYEES OF GGI BECOME(S) AWARE OF MATERIAL NON-PUBLIC INFORMATION OR IF A CLIENT IS ACTIVE IN A GIVEN COVERED SECURITY, SOME PERSONNEL MAY FIND THEMSELVES "FROZEN" IN A POSITION. GGI WILL NOT BEAR ANY LOSSES IN PERSONAL ACCOUNTS RESULTING FROM THE IMPLEMENTATION OF ANY PORTION OF THE CODE OF ETHICS.

     C.      GENERAL  PROHIBITIONS

     (1) All directors, officers and employees of GGI shall keep all information pertaining to Clients' portfolio transactions confidential. No person with access to Covered Securities holdings, recommendations or pending transactions should disclose this information to any person, unless such disclosure is made in connection with his or her regular functions or duties. Special care should be taken to avoid discussing confidential information in circumstances, which would disclose this information to anyone who would not have access to such information in the normal course of events.

     (2) No Access Person shall utilize information concerning prospective or actual portfolio transactions in any manner, which might prove detrimental to the interests of a Client.

     (3) No Access Person shall use his or her position for his or her personal benefit or attempt to cause a Client to purchase, sell or hold a particular Covered Security when that action may reasonably be expected to create a personal benefit for the Access Person.

     (4) No Access Person shall engage in any act, practice or course of conduct, which would violate the provisions of the Rule set forth above.

     D.      PERSONAL  TRADING  RESTRICTIONS

     (1)     Short  Selling  and  Margin  Accounts
             -------------------------------------

     Access persons are not permitted to enter into short sales or trade on margin, except that this provision shall not apply to the covered securities enumerated in Exhibit D to this Code. Additionally, this Section D(1) shall not apply to purchases or sales effected by an Adviser on behalf of a hedge fund ("Hedge Fund") managed by such Adviser1.

     (2)     Initial  Public  Offerings  ("IPOs")
             ------------------------------------

     Except as described below, all Access Persons are prohibited from acquiring any Covered Securities in an IPO. Access Persons may, however, request and receive approval to participate in an IPO in certain limited circumstances. Examples of such circumstances include a conversion offering as described in the NASD's Freeriding and Withholding Interpretation or similar issuer directed share programs generally consistent with recent interpretive letters issued by the NASD. In approving any such request, the onus for substantiating and documenting compliance with the Code of Ethics rests on the individual seeking approval. Also, notwithstanding submission of substantiating documentation approval may be withheld if the reviewing compliance personnel believes that an actual or potential conflict of interest exists with respect to any Client.

     Purchases effected by the adviser on behalf of a Hedge Fund managed by such Adviser will be permissable only if subject to a carve out mechanism in compliance with the NASD's Freeriding and Witholding Interpretation.

     (3)     Private  Placements
             -------------------

     Investment Personnel must obtain approval from the US CIO and either the US compliance officer for US placements and the UK compliance officer for UK placements before acquiring Covered Securities in a private placement. In determining whether to grant such prior approval, the appropriate officer shall determine (among other factors) whether the investment opportunity should be reserved for a Client(s), and whether the opportunity is being offered to the individual by virtue of his or her position with an Adviser. Investment Personnel who have been authorized to acquire Covered Securities in a private placement, must disclose that investment when he or she is involved in any subsequent consideration of an investment by a Client in that issuer. In such circumstances, Investment Personnel with no personal interest in the particular issuer shall independently review the Client's decision to purchase that issuer's Covered Securities.

     (4)     Covered  Securities  Subject  to  an  Embargo
             ---------------------------------------------
     Access Persons are not permitted to deal in any Covered Security upon which any investment personnel has placed, for any reason, an embargo.


---------------------
1       All  potential conflicts between a Hedge Fund and any investment company registered under the Act or any series of a registered investment company (a "1940 Act Fund") for whom an Adviser(s) acts as investment adviser or sub-adviser will be resolved so as not to disadvantage the 1940 Act Fund, even if such action could result in a detriment to the Hedge Fund.

     (5)     Client  with  Pending  Announcement  of  Results
             ------------------------------------------------

     Access Persons should not deal in the Covered Securities of a Client in the two-month period prior to the announcement of interim figures or the preliminary announcement of annual figures. This rule does not extend to Clients where only the pension scheme is managed.

     (6)     Pre-clearance
             -------------

     Access Persons are required to pre-clear personal Covered Securities transactions (excluding those exempted under Section D(9)) with the designated compliance personnel. Requests for pre-clearance must be made in writing or via E-mail on the Pre-clearance Request Form provided by the compliance officer. Transactions should not be placed for execution until pre-clearance approval has been received. Pre-clearance approval is good only for the day received; therefore, orders should be placed as market or day limit orders. If for any reason the trade is not executed on the day on which pre-clearance approval is received, the Access Person must submit a new request and receive approval prior to placing any subsequent order.

     (7)     30  Day  Holding  Period
             ------------------------

     Investment Personnel shall not profit from the purchase and sale, or sale and purchase, of the same (or equivalent) Covered Securities within thirty (30) calendar days. Trades made in violation of this policy should be unwound, if possible. In the event such trades cannot be unwound, any profits realized on such short-term trades shall be subject to disgorgement to the appropriate Client account or the account of the appropriate Adviser. For purposes of this section, calculation of profits will be based on a "last-in, first-out" (LIFO) basis.

     (8)   Blackout  Period
           ----------------

          (a)     Same  Day
                  ---------

          Access Persons are prohibited from executing any personal Covered Securities transaction on a day when a Client has a pending buy or sell order in that same Covered Security. This prohibition shall be lifted once the Client executes or withdraws its order for the Covered Security in question. However, directors of GGI who are not officers of an Adviser or any of its affiliates and who, on the day they execute a personal Covered Securities transaction, have no knowledge of what a Client is trading on that day, are not subject to the Same Day Blackout Period.

          (b)     Seven  Day
                  ----------

          All Investment Personnel are prohibited from executing any personal Covered Securities transactions within seven (7) calendar days before or after the day any Client advised by such person trades in that Covered Security.

          (c) Trades made in violation of these blackout periods should be unwound, if possible. Otherwise, any profits realized on such trades shall be subject to disgorgement to the appropriate Client account or the account of the appropriate Adviser.

     (9)     Exempted  Transactions
             ----------------------

     The prohibitions of Section (D)(6), (7) and (8) of this Code of Ethics shall not apply to:

          (a) purchases or sales effected in any account over which the Access Person or Investment Personnel has no direct or indirect influence or control;

          (b) purchases or sales which are non-volitional on the part of the Access Person, Investment Personnel or a Client;

          (c) purchases which are part of an automatic dividend reinvestment plan; or

          (d) purchases effected upon the exercise of rights issued by an issuer pro-rata to all holders of a class of its Covered Securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

          (e) purchases or sales effected by an Adviser on behalf of a Hedge Fund managed by such Adviser

          (f)     purchases or sales of the securities listed on Exhibit D.

     (10)     Gifts
              -----

     No Access Persons shall seek or accept anything of more than de minimis value, either directly or indirectly, from broker-dealers or other persons, which to the actual knowledge of the Access Persons, do business or might do business with a Client or GGI. For purposes of this provision, the following gifts will not be considered to be in violation of this section: (a) an occasional meal; (b) an occasional ticket to a sporting event, the theater or comparable entertainment; and (c) other gifts of nominal cost.

     (11)     Board  of  Directors
              --------------------

     Investment Personnel are prohibited from serving on the boards of directors of publicly traded companies, absent prior authorization by the appropriate compliance officer. Such authorization should be based upon a determination that the board service would be consistent with the interests of Clients advised by the employee. Where service on a board of directors is authorized, Investment Personnel serving as directors should be isolated from those making investment decisions regarding the company through "Chinese Wall" procedures.


---------------------
2 Non-volitional purchases or sales include those transactions, which do not involve a willing act or conscious decision on the part of the director, officer or employee. For example, shares received or disposed of by Access
Persons or Investment Personnel in a merger, recapitalization or similar transaction are considered non-volitional.

     E.     REPORTING,  DISCLOSURE  AND  CERTIFICATION  REQUIREMENTS

     (1)    Initial  Holdings  Reports
            --------------------------

     All Access Persons shall disclose all personal Covered Securities holdings to the appropriate compliance officer. The Initial Report shall be made on the form attached as Exhibit A and shall contain the following information:

          (a) the title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership when the person became an Access Person;

          (b) the name of any broker, dealer or bank with whom the Access Person maintained an account in which any Covered Securities were held for the direct or indirect benefit of the Access Person as of the date the person became an Access Person; and

          (c)     the  date  that  the report is submitted by the Access Person.

     All Access Persons currently employed by GGI shall submit an Initial Report to the appropriate compliance officer within ten days of the date of this Code of Ethics. All other Initial Reports shall be made no later than 10 days after the person becomes an Access Person.

     (2)     Quarterly  Reports
             ------------------

          (a) All Access Persons shall report to the appropriate compliance officer, the information described in Sub-paragraph (2)(b) of this Section with respect to transactions in any Covered Security in which such person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in the Covered Security.

          (b) Reports required to be made under this Paragraph (2) shall be made not later than 10 days after the end of the calendar quarter in which the transaction to which the report relates was effected. All Access Persons shall be required to submit a report for all periods, including those periods in which no Covered Securities transactions were effected. A report shall be made on the form attached hereto as Exhibit B or on any other form containing the following information:

                  (i) the date of the transaction, the title of the Covered Security, the interest rate and maturity date (if applicable), the number of shares, and the principal amount of each Covered Security involved;

                 (ii) the nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);

                (iii)     the price at which the transaction was effected;

                 (iv) the name of the broker, dealer or bank with or through whom the transaction was effected; and

                  (v)     the date the report is submitted.

          (c) Any such report may contain a statement that the report shall not be construed as an admission by the person making such report that he or she has any direct or indirect beneficial ownership in the Covered Security to which the report relates.

          (d) All Access Persons shall direct their brokers to supply duplicate copies of all monthly brokerage statements (excluding confirmations) for all Covered Securities accounts maintained by the Access Person to the appropriate compliance officer, on a timely basis. In addition, with respect to any account established by the Access Person in which any Covered Securities were held during the quarter for the direct or indirect benefit of the Access Person, the Access Person shall report the following information:

                  (i) the name of the broker, dealer or bank with whom the Access Person established the account;

                 (ii)     the  date  the  account  was  established;  and

                (iii)     the  date  the  report  is  submitted.

     (3)     Annual  Holdings  Reports
             -------------------------

     All Access Persons shall disclose all personal Covered Securities holdings on an annual basis on the Form attached as Exhibit C within 30 days after the end of the calendar year. All Annual Reports shall provide information on personal Covered Securities holdings that is current as of a date no more than 30 days before the Annual Report is submitted. Such Annual Reports shall contain the following information:

          (a) the title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership;

          (b) the name of any broker, dealer or bank with whom the Access Person maintains an account in which any Covered Securities are held for the direct or indirect benefit of the Access Person; and

          (c)     the  date  that  the report is submitted by the Access Person.

     (4)     Certification  of  Compliance  with  Code  of  Ethics
             -----------------------------------------------------

     All  Access  Persons  shall  certify  annually  that:

          (a) they have read and understand the Code of Ethics and recognize that they are subject to its provisions;

          (b) they have complied with the requirements of the Code of Ethics; and

          (c) they have reported all personal Covered Securities transactions required to be reported pursuant to the requirements of the Code of Ethics.

     (5)     Personal  Brokerage  Accounts
             -----------------------------

     No director, officer or employee shall open a personal brokerage account directly or indirectly without obtaining prior authorization from the appropriate compliance officer. In addition, all directors, officers and employees shall provide compliance personnel with a listing of all brokerage accounts in which the directors, officers or employee have a direct or indirect interest upon commencing employment and on an annual basis thereafter. These reports may be made using Exhibits A or C, as applicable.

     No director, officer or employee shall request or receive financial benefit or special dealing benefits which are not made available to the general public on the same terms and conditions.

     (6)     Review  of  Reports  and  Notification
             --------------------------------------

     GGI will appoint compliance personnel to review all brokerage account statements and Quarterly, Initial and Annual Reports to detect conflicts of interest and abusive practices. In addition, the appropriate compliance officer shall notify each Access Person that he or she is subject to the reporting requirements provided under this Code of Ethics and shall deliver a copy of this Code of Ethics to each person upon request.

     F.     REPORTING  OF  VIOLATIONS  TO  THE  BOARDS

     Any person, including the compliance officer, shall promptly report all violations and apparent violations of this Code of Ethics and the reporting requirements thereunder to the appropriate Board.

     G.     BOARD  APPROVAL

     (1) Upon its adoption, the compliance officer shall submit a copy of the Code of Ethics to the board of each investment company Client for which an Adviser serves as investment adviser or sub-adviser for approval no later than September 1, 2000.

     (2) Each Adviser is further required to obtain approval from each investment company Client for any material changes to this Code of Ethics within six (6) months of any such change.

     H.     ANNUAL  REPORTING  OF  GGI  TO  INVESTMENT  COMPANY  CLIENTS

     Each Adviser shall prepare a written annual report relating to its Code of Ethics to the board of each investment company Client for which it acts as investment adviser or sub-adviser. Such annual report shall:

     (1) summarize existing procedures concerning personal investing and any changes in the procedures made during the past year;

     (2) identify any material violations requiring significant remedial action during the past year;

     (3) identify any recommended changes in the existing restrictions or procedures based upon experience under its Code of Ethics, evolving industry practices or developments in applicable laws or regulations; and

     (4) certify that the Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating its Code of Ethics.

     I.     SANCTIONS

     Upon discovering a violation of this Code, the Boards may impose such sanctions, as they deem appropriate, including, among other things, issuing a letter of censure or suspension or terminating the employment of the violator or referring the matter to the appropriate regulatory or governmental authority.

     J.     RETENTION  OF  RECORDS

     Each Adviser must, at its principal place of business, maintain records in the manner and to the extent set out below and must make these records available to the U.S. Securities and Exchange Commission ("SEC") or any representative of the SEC at any time and from time to time for reasonable periodic, special or other examination:

     (1) A copy of this Code of Ethics, or any Code of Ethics which within the past five (5) years has been in effect, shall be preserved in an easily accessible place;

     (2) A record of any violation of this Code of Ethics, and of any action taken as a result of such violation, shall be preserved in an easily accessible place for a period of not less than five (5) years following the end of the fiscal year in which the violation occurs;

     (3) A copy of each report made by an Access Person pursuant to this Code of Ethics shall be preserved for a period of not less than five (5) years from the end of the fiscal year in which it is made, the first two years in an easily accessible place;

     (4) A list of all persons who are, or within the past five (5) years have been, required to make reports pursuant to this Code of Ethics shall be maintained in an easily accessible place;

     (5) A record of any decision, and the reasons supporting the decision, to approve the acquisition by Investment Personnel of Covered Securities in a private placement, as described in Section D(3) of this Code of Ethics, for at least five (5) years after the end of the fiscal year in which the approval is granted; and

     (6) A copy of each annual report required under Section H for at least five (5) years after the end of the fiscal year in which it is made, the first two in an accessible place.

Date: Initially Adopted August 8, 2000 and Amended Effective July 1, 2001 and November 29, 2001.

                                                                       Exhibit A
                                                                       ---------

                           GARTMORE GLOBAL INVESTMENTS

                                 CODE OF ETHICS

                               INITIAL REPORT (*)

To the Compliance Officer of Gartmore Global Investments:

1. I hereby acknowledge receipt of the Code of Ethics of Gartmore Global Investments, Inc.

2. I have read and understand the Code and recognize that I am subject thereto in the capacity of an "Access Person.

3. Except as noted below or on explanation attached, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve any Client, such as any economic relationship between my transactions and securities held or to be acquired by any such Client.

4. As of my start date I had a direct or indirect beneficial ownership in the following securities: (Attach additional sheets as necessary.)

                                     Broker Through
                                     Which Position
                      Number of        Originally      Type of Interest
Title of Security  Shares/Par Value   Established    (Direct or Indirect)
-----------------  ----------------  --------------  --------------------









Print Name
          __________________________

3. I hereby represent that I maintain account(s) as of the date this report is submitted in which Covered Securities are held for my direct or indirect benefit with the brokers, dealers or banks listed below. (Attach additional sheets as necessary.)

        Bank or Dealer with Whom
           Account Maintained        Account Number       Account Title
           ------------------        --------------       -------------









Additional information ____ is ____ is not attached (please initial appropriate answer).


Signature: _________________________

Title:
       _____________________________

Date Report Submitted: _____________




(*) The requested information should be provided for all covered securities. Covered securities are all securities except direct obligations of the United States government, bankers' acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments (including repurchase agreements) and shares of registered open-end investment companies and variable annuities investing in shares of registered open-end investment companies.

Further, the above information is requested for all accounts/transactions over which you have any direct or indirect Beneficial Ownership. A person is normally regarded as the beneficial owner of Covered Securities held in the name of his or her spouse or minor children living in his or her household and other accounts over which an Access Person exercises investment discretion , such as a trust account, or has an economic interest in.

Please consult the Compliance Department if you have any questions as to the reporting requirements.

                                                                       Exhibit B
                                                                       ---------

                           Gartmore Global Investments
                   Quarterly Securities Transactions Report(*)
                For the Calendar Quarter Ended:  ________________


To the Compliance Office of Gartmore Global Investments:

     During the quarter referred to above, the following transactions were effected in Covered Securities of which I had, or by reason of such transaction acquired, direct or indirect Beneficial Ownership, and which are required to be reported pursuant to the Code of Ethics adopted by Gartmore Global Investments (attach additional sheets as necessary).

[   ] Please initial box if No transactions in covered securities were effected during this reporting period.

                                  INTEREST                                              BROKER/
                                  RATE AND                     NATURE OF                DEALER
                         PAR      MATURITY      DOLLAR        TRANSACTION               OR BANK
TITLE OF    DATE OF    VALUE OF   DATE (if     AMOUNT OF   (Purchase, Sale,             THROUGH
SECURITY  TRANSACTION   SHARES   applicable)  TRANSACTION       Other)        PRICE  WHOM EFFECTED
--------  -----------  --------  -----------  -----------  -----------------  -----  -------------











     This report (i) excludes transactions with respect to which I had no direct or indirect influence or control, (ii) other transactions not required to be reported, and (iii) is not an admission that I have or had any direct or indirect Beneficial Ownership in the Covered Securities listed above.

I hereby represent that I previously reported all brokerage accounts in which Covered Securities were held during the quarter referenced above for my indirect or direct benefit. I further understand that in compliance with the Code I must have copies of my monthly brokerage statements sent to the compliance officer and that I must report any new accounts within 10 calendar days of the day on which the account is first established.



Print Name:
            __________________________________

                           Gartmore Global Investments
                   Quarterly Securities Transactions Report(*)
                 For the Calendar Quarter Ended:  ______________

     Except as noted in this report, I hereby certify that I have no knowledge of the existence of any personal conflicts of interest relationship which may involve any Client, such as the existence of any economic relationship between my transactions and Covered Securities held or to be acquired by any Client.

Signature:_________________________________
Title:
       ____________________________________
Date Report Submitted:
                      _____________________




(*)     The requested information should be provided for all Covered Securities.
Covered Securities are all securities EXCEPT direct obligations of the United States Government, bankers' acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments (including repurchase agreements) and shares of registered open-end investment companies and variable annuities investing in shares of registered open-end investment companies.

Further, the above information is requested for all accounts/transactions over which you have any direct or indirect Beneficial Ownership. A person is normally regarded as the beneficial owner of Covered Securities held in the name of his or her spouse or minor children living in his or her household and other accounts over which an Access Person exercises investment discretion, such as a trust account, or has an economic interest in.

Please consult the Compliance Department if you have any questions as to the reporting requirements.

                                                                       Exhibit C
                                                                       ---------

                           GARTMORE GLOBAL INVESTMENTS

                                 CODE OF ETHICS

                                  ANNUAL REPORT

     To  the  Compliance  Officer  of  Gartmore  Global  Investments:

     1. I have read and understand the Code and recognize that I am subject thereto in the capacity of an "Access Person."

     2. I hereby certify that, during the year ended December 31, 200__, I have complied with the requirements of the Code and I have reported all Covered Securities transactions required to be reported pursuant to the Code.

     3. Except as noted below, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve a Client, such as any economic relationship between my transactions and Covered Securities held or to be acquired by a Client.

     4. As of December 31, 200__, I had a direct or indirect beneficial ownership in the following Covered Securities:

                                                         Type of Interest   Broker/Dealer or
                                      Principal Amount      (Direct or        Bank Through
Title of Security  Number of Shares  of Securities Sold      Indirect)       Whom Effected
-----------------  ----------------  ------------------  -----------------  ----------------










Name:
      _____________________________

     5. I hereby represent that I maintain the account(s) listed below in which Covered Securities are held for my direct or indirect benefit with the brokers, dealers or banks listed below.

            Name of Broker, Bank or Dealer with Whom
                      Account Maintained                    Date Established
                      ------------------                    ----------------








Name:  _______________________________
Title: _______________________________
Date Report Submitted: _______________




(*) The requested information should be provided for all covered securities. Covered securities are all securities except direct obligations of the United States government, bankers' acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments (including repurchase agreements) and shares of registered open-end investment companies and variable annuities investing in shares of registered open-end investment companies.

Further, the above information is requested for all accounts/transactions over which you have any direct or indirect Beneficial Ownership. A person is normally regarded as the beneficial owner of Covered Securities held in the name of his or her spouse or minor children living in his or her household and other accounts over which an Access Person exercises investment discretion , such as a trust account, or has an economic interest in.

Please consult the Compliance Department if you have any questions as to the reporting requirements.

                                                                    Exhibit D(1)

     Access Persons will not be subject to the Pre-clearance requirements under Section D(6), the Prohibition of Short Selling and Maintenance of Margin
Accounts SectionD(1), the Holding requirements under Section D(7), or the Blackout Period under Section D(8) with respect to the following securities:

     1. securities traded on a national exchange whose values are based upon the value or changes in value of broad based market indices(2);

     2. options contracts traded on a national exchange on (a) securities described in item 1 or (b) broad based market indices(2); and

     3. the following specifically enumerated securities traded on a national securities exchange:

                            NAME                             SYMBOL
                       S&P Bank Index                        BIX
-----------------------------------------------------------  ------
                       PHLX Bank Index                       BKX
-----------------------------------------------------------  ------
                    PHLX Box Maker Index                     BMX
-----------------------------------------------------------  ------
                     AMEX Biotech Index                      BTK
-----------------------------------------------------------  ------
                      S&P Chemicals Index                    CEX
-----------------------------------------------------------  ------
               Morgan Stanley Consumer Index                 CMR
-----------------------------------------------------------  ------
                   AMEX M/S Commodity Index                  CRX
-----------------------------------------------------------  ------
               Morgan Stanley Consumer Index                 CYC
-----------------------------------------------------------  ------
                   AMEX Disk Drive Index                     DDX
-----------------------------------------------------------  ------
          DIAMONDS Trust Series I Trading Symbol             DIA
-----------------------------------------------------------  ------
       CBOE Dow Jones Industrial Average Index 1/100         DJX
-----------------------------------------------------------  ------
                      TheStreet.com Index                    DOT
-----------------------------------------------------------  ------
                  AMEX Pharmaceutical Index                  DRG
-----------------------------------------------------------  ------
            CBOE Dow Jones Trans. Average Index              DTX
-----------------------------------------------------------  ------
            CBOE Dow Jones Utility Average Index             DUX
-----------------------------------------------------------  ------
              AMEX Deutsche Bank Energy Index                DXE
-----------------------------------------------------------  ------
           CBOE Dow Jones Internet Commerce Index            ECM
-----------------------------------------------------------  ------
               PCX MS Emerging Growth Index                  EGI
-----------------------------------------------------------  ------
                   AMEX Eurotop100 Index                     EUR
-----------------------------------------------------------  ------
             PHLX Forest & Paper Products Index              FPP
-----------------------------------------------------------  ------
                    CBOE 5 Year TSY Option                   FVX
-----------------------------------------------------------  ------
                  CBOES GSTI Hardware Index                  GHA
-----------------------------------------------------------  ------
                   CBOE GSTI Internet Index                  GIN
-----------------------------------------------------------  ------
           CBOE GSTI Multimedia Networking Index             GIP
-----------------------------------------------------------  ------
                    CBOE Gold Index                          GOX
-----------------------------------------------------------  ------
               CBOE GSTI Semiconductor Index                 GSM
-----------------------------------------------------------  ------
                   CBOE GSTI Software Index                  GSO
-----------------------------------------------------------  ------
                  CBOE GSTI Services Index                   GSV
-----------------------------------------------------------  ------


                                       18

                    CBOE GSTI Composite Index                GTC
-----------------------------------------------------------  ------
                    S&P Healthcare Index                     HCX
-----------------------------------------------------------  ------
                 AMEX Hong Kong FLT RTE Index                HKO
-----------------------------------------------------------  ------
               TheStreet.com E-Commerce Index                ICX
-----------------------------------------------------------  ------
                  AMEX Interactive WK Index                  IIX
-----------------------------------------------------------  ------
                     CBOE Internet Index                     INX
-----------------------------------------------------------  ------
      CBOE Short Term Interest Rate Composite Index          IRX
-----------------------------------------------------------  ------
                     S&P Insurance Index                     IUX
-----------------------------------------------------------  ------
                        AMEX Japan Index                     JPN
-----------------------------------------------------------  ------
                      CBOE Mexico Index                      MEX
-----------------------------------------------------------  ------
                 AMEX S&P MidCap 400 Index                   MID
-----------------------------------------------------------  ------
                  MidCap SPDR Trading Symbol                 MDY
-----------------------------------------------------------  ------
            AMEX Morgan Stanley Hi-Tech 35 Index             MSH
-----------------------------------------------------------  ------
                       CBOE IPC Index                        MXX
-----------------------------------------------------------  ------
                   CBOE NASDAQ 100 Index                     NDX
-----------------------------------------------------------  ------
          CBOE Morgan Stanley Multi-National Index           NFT
-----------------------------------------------------------  ------
                    NYSE Composite Index                     NYA
-----------------------------------------------------------  ------
                          S&P 100 Index                      OEX
-----------------------------------------------------------  ------
                         CBOE Oil Index                      OIX
-----------------------------------------------------------  ------
                   PHLX Oil Service Index                    OSX
-----------------------------------------------------------  ------
                   PHLX OTC Prime Index                      OTX
-----------------------------------------------------------  ------
        Nasdaq-100 Index Tracking Stock Trading Symbol       QQQ
-----------------------------------------------------------  ------
                         S&P Retail Index                    RLX
-----------------------------------------------------------  ------
                    CBOE Russell 2000 Index                  RUT
-----------------------------------------------------------  ------
                     S&P Barra Growth Index                  SGX
-----------------------------------------------------------  ------
                 SBOE S&P SmallCap 600 Index                 SML
-----------------------------------------------------------  ------
                 PHLX Semiconductor Index                    SOX
-----------------------------------------------------------  ------
                     CBOE S&P 500 Index                      SPX
-----------------------------------------------------------  ------
SPDR (Standard & Poor's Depository Receipts) Trading Symbol  SPY
-----------------------------------------------------------  ------
                  S&P Barra Value Index                      SVX
-----------------------------------------------------------  ------
                   CBOE 10 Year TSY Option                   TNX
-----------------------------------------------------------  ------
                 S&P Transportation Index                    TRX
-----------------------------------------------------------  ------
                       CBOE Tech Index                       TXX
-----------------------------------------------------------  ------
                  CBOE 30 Year TSY Option                    TYX
-----------------------------------------------------------  ------
                       PHLX Utility Index                    UTY
-----------------------------------------------------------  ------
                    AMEX Airline Index                       XAL
-----------------------------------------------------------  ------
                   PHLX Gold Silver Index                    XAU
-----------------------------------------------------------  ------
                AMEX SECS Broker/Dealer Index                XBD
-----------------------------------------------------------  ------
                    AMEX Computer Tech Index                 XCI
-----------------------------------------------------------  ------
                   TheStreet.com E-Finance Index             XEF
-----------------------------------------------------------  ------
                    AMEX Institutional Index                 XII
-----------------------------------------------------------  ------
   Select Sector SPDR - Basic Industries Trading Symbol      XLB
-----------------------------------------------------------  ------
   Select Sector SPDR - Consumer Services Trading Symbol     XLV
-----------------------------------------------------------  ------
   Select Sector SPDR - Consumer Staples Trading Symbol      XLP
-----------------------------------------------------------  ------


                                       19

Select Sector SPDR - Cyclical/Transportation Trading Symbol  XLY
-----------------------------------------------------------  ------
          Select Sector SPDR - Energy Trading Symbol         XLE
-----------------------------------------------------------  ------
       Select Sector SPDR - Financial Trading Symbol         XLF
-----------------------------------------------------------  ------
      Select Sector SPDR - Indsutrial Trading Symbol         XLI
-----------------------------------------------------------  ------
      Select Sector SPDR - Technology Trading Symbol         XLK
-----------------------------------------------------------  ------
       Select Sector SPDR - Utilities Trading Symbol         XLU
-----------------------------------------------------------  ------
                   Amex Major Market Index                   XMI
-----------------------------------------------------------  ------
                     AMEX Natural Gas Index                  XNG
-----------------------------------------------------------  ------
                    PHLX National OTC Index                  XOC
-----------------------------------------------------------  ------
                      AMEX Oil Index                         XOI
-----------------------------------------------------------  ------
    iShares Dow Jones U.S. Financial Sector Index Fund       IYF
-----------------------------------------------------------  ------
        iShares Dow Jones U.S. Internet Index Fund           IYV
-----------------------------------------------------------  ------
    iShares Dow Jones U.S. Technology Sector Index Fund      IYW
-----------------------------------------------------------  ------
iShares Dow Jones U.S. Telecommunications Sector Index Fund  IYZ
-----------------------------------------------------------  ------
              iShares Russell 1000 Index Fund                IWB
-----------------------------------------------------------  ------
          iShares Russell 1000 Growth Index Fund             IWF
-----------------------------------------------------------  ------
            iShares Russell 1000 Value Index Fund            IWD
-----------------------------------------------------------  ------
              iShares Russell 2000 Index Fund                IWM
-----------------------------------------------------------  ------
              iShares Russell 3000 Index Fund                IWV
-----------------------------------------------------------  ------
                 iShares S&P 500 Index Fund                  IVV
-----------------------------------------------------------  ------
           iShares S&P 500/BARRA Growth Index Fund           IVW
-----------------------------------------------------------  ------
           iShares S&P 500/BARRA Value Index Fund            IVE
-----------------------------------------------------------  ------
              iShares S&P MidCap 400 Index Fund              IJH
-----------------------------------------------------------  ------
            iShares S&P SmallCap 600 Index Fund              IJR
-----------------------------------------------------------  ------

(1)     Subject to change at the discretion of GGI.
(2) For the Purposes of this Code, a broad based market index is one that tracks 100 or more underlying securities.


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